     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2011

                                                             FILE NO. 333-168989

                                                                       811-09295

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.               / /
POST-EFFECTIVE AMENDMENT NO. 1            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 355                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

HARTFORD'S PERSONAL RETIREMENT MANAGER


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
ADDRESS UNTIL AUGUST 13, 2011:
PO BOX 5085
HARTFORD, CONNECTICUT 06102-5085



ADDRESS AFTER AUGUST 13, 2011:
PO BOX 14293
LEXINGTON, KY 40512-4293



[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (INVESTMENT PROFESSIONALS)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM



                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Version II of Hartford's Personal Retirement Manager Series V-A variable annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Deposit among the following portfolio companies:


X  AIM Variable Insurance Funds


X  AllianceBernstein Variable Products Series Fund, Inc.


X  American Century Variable Portfolios, Inc.



X  BlackRock Variable Insurance Funds, Inc.


X  Fidelity Variable Insurance Products Funds

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford HLS Series Fund II

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.

X  MFS(R) Variable Insurance Trust


X  PIMCO Equity Series VIT



X  PIMCO Variable Insurance Trust


X  Putnam Variable Trust

You may also allocate your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. The Fixed Accumulation Feature is not available for every Contract class.


This prospectus refers to the following Contract share classes:


X  A Share

X  B Share

X  C Share

X  I Share

X  L Share


The Contract class will be selected on your application and identified in your Contract. Not every Contract class or optional rider may be available from your Financial Intermediary or in your state. The I share class is offered through registered investment/financial advisors. Other available Contract classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.


Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

   NOT INSURED BY FDIC OR ANY      MAY LOSE       NOT A DEPOSIT OF OR GUARANTEED BY      [NOT] FDIC
   FEDERAL GOVERNMENT AGENCY        VALUE          ANY BANK OR ANY BANK AFFILIATE        [NOT] BANK

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PROSPECTUS DATED: MAY 2, 2011



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2011

2

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CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                 11
  The Company                                                                 11
  The General Account                                                         11
  The Separate Account                                                        11
  The Funds                                                                   11
  Fixed Accumulation Feature                                                  13
4. INFORMATION ON YOUR ACCOUNT                                                14
  a. Opening an Account                                                       14
  b. Charges and Fees                                                         23
  c. Surrenders                                                               26
  d. Annuity Payouts                                                          29
  e. Standard Death Benefit                                                   33
5. OPTIONAL DEATH BENEFITS                                                    35
  a. Maximum Anniversary Value III                                            35
  b. Return of Premium III                                                    39
6. OPTIONAL WITHDRAWAL BENEFITS                                               42
  a. Future5 and Future6                                                      42
  b. Personal Pension Account                                                 49
7. OPTIONAL ACCUMULATION BENEFIT                                              54
8. ADDITIONAL INFORMATION                                                     58
  a. Glossary                                                                 58
  b. State Variations                                                         61
  c. Miscellaneous                                                            62
  d. Legal Proceedings                                                        63
  e. How Contracts Are Sold                                                   63
9. FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING TAX-QUALIFIED             65
RETIREMENT PLANS
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      81
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS                      APP D-1

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1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY

[Thumbs up]   CHOOSE A CONTRACT CLASS


                                                                                                   MORTALITY &
                MINIMUM INITIAL                                                                    EXPENSE RISK
                    DEPOSIT     NON-                                                                   AND             MAXIMUM
         QUALIFIED            QUALIFIED                                                           ADMINISTRATIVE       UP-FRONT
         CONTRACT             CONTRACT   SALES RELATED CHARGES                                       CHARGES          COMMISSION
-----------------------------------------------------------------------------------------------------------------------------------
A SHARE       $2,000            $5,000   Front End Sales Charge                                          0.50%             5%
B SHARE       $2,000            $5,000   8 year Contingent Deferred Sales Charge and                     0.50%             7%
                                         Distribution Charge
C SHARE       $2,000           $10,000   1 year Contingent Deferred Sales Charge                         1.50%             1%
I SHARE       $5,000           $10,000   None                                                            0.30%             0%
L SHARE       $5,000           $10,000   4 year Contingent Deferred Sales Charge                         1.35%             5%



This table does not show Fund expenses, premium taxes, Distribution Charges, if applicable, Annual Maintenance Fee, and optional rider fees. Each Contract class has its own minimum contract value requirements.


[Thumbs up]   CHOOSE INVESTMENT OPTIONS


X Sub-Accounts - Funds representing a range of investment strategies, objectives and asset classes.


X Fixed Accumulation Feature (A and B share classes only) - A fixed interest account.

X Personal Pension Account - A fixed interest account designed to provide lifetime payouts.

Subject to limitations, you may move your investment among each of these options.

[Thumbs up]   CHOOSE AN OPTIONAL FEATURE (IF DESIRED)


       PROTECTION FOR YOUR:                   OPTIONAL FEATURE:
------------------------------------------------------------------------
              Income                              Future5*
                                                  Future6*
                                          Personal Pension Account
             Principal                          Safety Plus*
     Legacy - Death Benefit**               Return of Premium III
                                       Maximum Anniversary Value III*



*   Investment restrictions apply.



** Return of Premium III or Maximum Anniversary Value III must be elected if you choose Future5, Future6 or Safety Plus.



Optional features may not be available through your Financial Intermediary or in all states.


[In writing]    COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR
                FINANCIAL INTERMEDIARY FOR APPROVAL.

$   PAY THE APPLICABLE MINIMUM INITIAL DEPOSIT.

4

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2. FEE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES


                                                                                 A SHARE   B SHARE   C SHARE   I SHARE   L SHARE
---------------------------------------------------------------------------------------------------------------------------------
FRONT END SALES CHARGES (FESC) (1)                                                           None      None      None      None
  $0 - $49,999                                                                     5.5%
  $50,000 - $99,999                                                                4.5%
  $100,000 - $249,999                                                              3.5%
  $250,000 - $499,999                                                              2.5%
  $500,000 - $999,999                                                               2%
  $1,000,000+                                                                       1%
CONTINGENT DEFERRED SALES CHARGE (CDSC) (2)                                        None                          None
 Year 1                                                                                       7%        2%                  7%
   2                                                                                          7%        0%                  6%
   3                                                                                          7%                            5%
   4                                                                                          6%                            4%
   5                                                                                          5%                            0%
   6                                                                                          4%
   7                                                                                          3%
   8                                                                                          2%
   9+                                                                                         0%
SURRENDER FEE                                                                      None      None      None      None      None
TRANSFER FEE                                                                       None      None      None      None      None


(1)  FESC is based on a percentage of Deposits.


(2) Each Deposit has its own CDSC schedule. Please see Section 4(b) and examples 1-7 in Appendix A for more information on how CDSC is calculated.


CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.


                                                              A SHARE   B SHARE   C SHARE   I SHARE   L SHARE
--------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                      $30       $30       $30       $30       $30
DISTRIBUTION CHARGE (4)                                         None     0.75%      None      None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature
 investments)
  Mortality and Expense Risk Charge                            0.30%     0.30%     1.30%     0.10%     1.25%
  Administrative Charge                                        0.20%     0.20%     0.20%     0.20%     0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                         0.50%     0.50%     1.50%     0.30%     1.45%
MAXIMUM OPTIONAL CHARGES (5)
  Maximum Anniversary Value III (6)                            1.50%     1.50%     1.50%     1.50%     1.50%
  Return of Premium III (7)                                    0.75%     0.75%     0.75%     0.75%     0.75%
  Safety Plus (8)                                              2.50%     2.50%     2.50%     2.50%     2.50%
  Guaranteed Withdrawal Benefits
   Future6 (9)                                                 2.50%     2.50%     2.50%     2.50%     2.50%
   Future5 (10)                                                2.50%     2.50%     2.50%     2.50%     2.50%


(3)  Fee waived if Total Balance is $50,000 or more on your Contract
     Anniversary.

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(4) For B share Contracts, an annual Distribution Charge is assessed against each Premium Payment. The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account.



(5) You may only elect one optional death benefit. You may not concurrently elect the Safety Plus, Future5 or Future6. YOU MUST ELECT EITHER MAXIMUM ANNIVERSARY VALUE III OR RETURN OF PREMIUM III IF YOU ELECT THE SAFETY PLUS, FUTURE5 OR FUTURE6. All optional charges shown are deducted on each Contract Anniversary.



(6) Rider charge based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.35%.



(7) Rider charge is based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.25%.



(8) Rider charge is based on the Guaranteed Accumulation Benefit. The Guaranteed Accumulation Benefit is initially equal to Premium Payments. The Guaranteed Accumulation Benefit will be adjusted by subsequent Premium Payments and amounts transferred from the Personal Pension Account prior to the first rider anniversary. Current rider charge is 1.15%.



(9) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge is 0.85%.



(10) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge is 1.25%.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.59%              2.22%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.


THE LAST TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.


                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)




                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund - Series II                             0.95%              0.25%              0.39%             0.04%
 Invesco V.I. Core Equity Fund -
  Series II                                    0.61%              0.25%              0.28%              N/A
 Invesco V.I. International Growth
  Fund - Series II                             0.71%              0.25%              0.33%              N/A
 Invesco V.I. Mid Cap Core Equity Fund
  - Series II                                  0.73%              0.25%              0.30%              N/A
 Invesco V.I. Small Cap Equity Fund -
  Series II                                    0.75%              0.25%              0.32%              N/A

                                                                                       TOTAL
                                             TOTAL           CONTRACTUAL            ANNUAL FUND
                                             ANNUAL           FEE WAIVER             OPERATING
                                           OPERATING        AND/OR EXPENSE           EXPENSES
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT        AFTER FEE WAIVER
--------------------------------------  -------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund - Series II                             1.63%              0.64%              0.99%         (1)(2)
 Invesco V.I. Core Equity Fund -
  Series II                                    1.14%               N/A               1.14%         (3)
 Invesco V.I. International Growth
  Fund - Series II                             1.29%               N/A               1.29%         (4)
 Invesco V.I. Mid Cap Core Equity Fund
  - Series II                                  1.28%               N/A               1.28%         (3)
 Invesco V.I. Small Cap Equity Fund -
  Series II                                    1.32%               N/A               1.32%         (5)

6

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                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio - Class B                 0.55%              0.25%              0.13%              N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio - Class B                    0.75%              0.25%              0.09%              N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 American Century VP Growth Fund -
  Class II                                     0.90%              0.25%               N/A               N/A
 American Century VP Mid Cap Value
  Fund - Class II                              0.90%              0.25%              0.05%              N/A
 American Century VP Value Fund -
  Class II                                     0.87%              0.25%              0.01%              N/A
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BlackRock Capital Appreciation V.I.
  Fund - Class III                             0.65%              0.25%              0.09%              N/A
 BlackRock Equity Dividend V.I. Fund -
  Class III                                    0.60%              0.25%              0.47%              N/A
 BlackRock Global Allocation V.I. Fund
  - Class III                                  0.65%              0.25%              0.06%             0.02%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio - Service Class 2                  0.56%              0.25%              0.09%              N/A
 Fidelity(R) VIP Mid Cap Portfolio -
  Service Class 2                              0.56%              0.25%              0.10%              N/A
 Fidelity(R) VIP Strategic Income
  Portfolio - Service Class 2                  0.57%              0.25%              0.15%              N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -
  Class 4                                      0.45%              0.35%              0.02%              N/A
 Franklin Rising Dividends Securities
  Fund - Class 4                               0.62%              0.35%              0.03%             0.01%
 Franklin Small Cap Value Securities
  Fund - Class 4                               0.51%              0.35%              0.17%             0.01%
 Franklin Strategic Income Securities
  Fund - Class 4                               0.34%              0.35%              0.25%              N/A
 Mutual Global Discovery Securities
  Fund - Class 4                               0.80%              0.35%              0.20%              N/A
 Mutual Shares Securities Fund - Class
  4                                            0.60%              0.35%              0.14%              N/A
 Templeton Foreign Securities Fund -
  Class 4                                      0.65%              0.35%              0.14%             0.01%
 Templeton Global Bond Securities Fund
  - Class 4                                    0.46%              0.35%              0.09%              N/A
 Templeton Growth Securities Fund -
  Class 4                                      0.74%              0.35%              0.03%              N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund - Class IB                              0.61%              0.25%              0.05%              N/A
 Hartford U.S. Government Securities
  HLS Fund - Class IB                          0.45%              0.25%              0.03%              N/A
HARTFORD SERIES FUND, INC.
 American Funds Blue Chip Income and
  Growth HLS Fund - Class IB                   1.19%              0.25%              0.07%              N/A
 American Funds Bond HLS Fund - Class
  IB                                           0.88%              0.25%              0.05%              N/A
 American Funds Global Bond HLS Fund -
  Class IB                                     1.32%              0.25%              0.07%              N/A
 American Funds Global Growth and
  Income HLS Fund - Class IB                   1.41%              0.25%              0.05%              N/A
 American Funds Global Small
  Capitalization HLS Fund - Class IB           1.55%              0.25%              0.07%              N/A
 American Funds Growth HLS Fund -
  Class IB                                     1.09%              0.25%              0.05%              N/A

                                                                                       TOTAL
                                             TOTAL           CONTRACTUAL            ANNUAL FUND
                                             ANNUAL           FEE WAIVER             OPERATING
                                           OPERATING        AND/OR EXPENSE           EXPENSES
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT        AFTER FEE WAIVER
--------------------------------------  -------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio - Class B                 0.93%               N/A               0.93%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio - Class B                    1.09%               N/A               1.09%
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 American Century VP Growth Fund -
  Class II                                     1.15%               N/A               1.15%
 American Century VP Mid Cap Value
  Fund - Class II                              1.20%               N/A               1.20%
 American Century VP Value Fund -
  Class II                                     1.13%               N/A               1.13%
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BlackRock Capital Appreciation V.I.
  Fund - Class III                             0.99%               N/A               0.99%
 BlackRock Equity Dividend V.I. Fund -
  Class III                                    1.32%               N/A               1.32%         (6)
 BlackRock Global Allocation V.I. Fund
  - Class III                                  0.98%               N/A               0.98%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio - Service Class 2                  0.90%               N/A               0.90%         (7)
 Fidelity(R) VIP Mid Cap Portfolio -
  Service Class 2                              0.91%               N/A               0.91%         (8)
 Fidelity(R) VIP Strategic Income
  Portfolio - Service Class 2                  0.97%               N/A               0.97%         (9)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -
  Class 4                                      0.82%               N/A               0.82%        (10)
 Franklin Rising Dividends Securities
  Fund - Class 4                               1.01%              0.01%              1.00%        (10)(11)
 Franklin Small Cap Value Securities
  Fund - Class 4                               1.04%              0.01%              1.03%        (11)
 Franklin Strategic Income Securities
  Fund - Class 4                               0.94%               N/A               0.94%
 Mutual Global Discovery Securities
  Fund - Class 4                               1.35%               N/A               1.35%
 Mutual Shares Securities Fund - Class
  4                                            1.09%               N/A               1.09%
 Templeton Foreign Securities Fund -
  Class 4                                      1.15%              0.01%              1.14%        (11)
 Templeton Global Bond Securities Fund
  - Class 4                                    0.90%               N/A               0.90%        (10)
 Templeton Growth Securities Fund -
  Class 4                                      1.12%               N/A               1.12%        (10)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund - Class IB                              0.91%               N/A               0.91%
 Hartford U.S. Government Securities
  HLS Fund - Class IB                          0.73%               N/A               0.73%
HARTFORD SERIES FUND, INC.
 American Funds Blue Chip Income and
  Growth HLS Fund - Class IB                   1.51%              0.50%              1.01%        (12)(13)(14)
 American Funds Bond HLS Fund - Class
  IB                                           1.18%              0.25%              0.93%        (12)(13)(14)
 American Funds Global Bond HLS Fund -
  Class IB                                     1.64%              0.50%              1.14%        (12)(13)(14)
 American Funds Global Growth and
  Income HLS Fund - Class IB                   1.71%              0.55%              1.16%        (12)(13)(14)
 American Funds Global Small
  Capitalization HLS Fund - Class IB           1.87%              0.55%              1.32%        (12)(13)(14)
 American Funds Growth HLS Fund -
  Class IB                                     1.39%              0.50%              0.89%        (12)(13)(14)

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                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income HLS Fund
  - Class IB                                   0.99%              0.25%              0.04%              N/A
 American Funds International HLS Fund
  - Class IB                                   1.38%              0.25%              0.06%              N/A
 American Funds New World HLS Fund -
  Class IB                                     1.90%              0.25%              0.07%              N/A
 Hartford Capital Appreciation HLS
  Fund - Class IB                              0.63%              0.25%              0.04%              N/A
 Hartford Disciplined Equity HLS Fund
  - Class IB                                   0.70%              0.25%              0.05%              N/A
 Hartford Dividend and Growth HLS Fund
  - Class IB                                   0.64%              0.25%              0.04%              N/A
 Hartford Global Research HLS Fund -
  Class IB                                     0.90%              0.25%              0.11%              N/A
 Hartford Growth HLS Fund - Class IB           0.78%              0.25%              0.05%              N/A
 Hartford High Yield HLS Fund - Class
  IB                                           0.69%              0.25%              0.06%              N/A
 Hartford Index HLS Fund - Class IB            0.30%              0.25%              0.04%              N/A
 Hartford International Opportunities
  HLS Fund - Class IB                          0.67%              0.25%              0.07%              N/A
 Hartford Money Market HLS Fund -
  Class IB                                     0.40%              0.25%              0.03%              N/A
 Hartford Portfolio Diversifier HLS
  Fund - Class IB                              0.60%              0.25%              0.09%              N/A
 Hartford Total Return Bond HLS Fund -
  Class IB                                     0.46%              0.25%              0.04%              N/A
 Hartford Value HLS Fund - Class IB            0.73%              0.25%              0.05%              N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  - Class VC                                   0.50%               N/A               0.44%              N/A
 Lord Abbett Fundamental Equity
  Portfolio - Class VC                         0.75%               N/A               0.48%              N/A
 Lord Abbett Growth and Income
  Portfolio - Class VC                         0.50%               N/A               0.42%              N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class          0.75%              0.25%              0.10%              N/A
 MFS(R) New Discovery Series - Service
  Class                                        0.90%              0.25%              0.11%              N/A
 MFS(R) Research Bond Series - Service
  Class                                        0.50%              0.25%              0.09%              N/A
 MFS(R) Total Return Series - Service
  Class                                        0.75%              0.25%              0.06%              N/A
 MFS(R) Value Series - Service Class           0.74%              0.25%              0.08%              N/A
PIMCO EQUITY SERIES VIT
 PIMCO EqS Pathfinder Portfolio -
  Advisor Class                                1.10%              0.25%              0.02%             0.02%
PIMCO VARIABLE INSURANCE TRUST
 PIMCO All Asset Portfolio - Advisor
  Class                                        0.42%              0.25%               N/A              0.66%
 PIMCO Global-Multi Asset Portfolio -
  Advisor Class                                0.95%              0.25%               N/A              0.54%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class
  IB                                           0.48%              0.25%              0.17%             0.05%
 Putnam VT Investors Fund - Class IB           0.56%              0.25%              0.17%              N/A
 Putnam VT Voyager Fund - Class IB             0.56%              0.25%              0.16%             0.02%

                                                                                       TOTAL
                                             TOTAL           CONTRACTUAL            ANNUAL FUND
                                             ANNUAL           FEE WAIVER             OPERATING
                                           OPERATING        AND/OR EXPENSE           EXPENSES
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT        AFTER FEE WAIVER
--------------------------------------  -------------------------------------------------------------
 American Funds Growth-Income HLS Fund
  - Class IB                                   1.28%              0.45%              0.83%        (12)(13)(14)
 American Funds International HLS Fund
  - Class IB                                   1.69%              0.60%              1.09%        (12)(13)(14)
 American Funds New World HLS Fund -
  Class IB                                     2.22%              0.85%              1.37%        (12)(13)(14)
 Hartford Capital Appreciation HLS
  Fund - Class IB                              0.92%               N/A               0.92%
 Hartford Disciplined Equity HLS Fund
  - Class IB                                   1.00%               N/A               1.00%
 Hartford Dividend and Growth HLS Fund
  - Class IB                                   0.93%               N/A               0.93%
 Hartford Global Research HLS Fund -
  Class IB                                     1.26%               N/A               1.26%
 Hartford Growth HLS Fund - Class IB           1.08%               N/A               1.08%
 Hartford High Yield HLS Fund - Class
  IB                                           1.00%               N/A               1.00%
 Hartford Index HLS Fund - Class IB            0.59%               N/A               0.59%
 Hartford International Opportunities
  HLS Fund - Class IB                          0.99%               N/A               0.99%
 Hartford Money Market HLS Fund -
  Class IB                                     0.68%               N/A               0.68%
 Hartford Portfolio Diversifier HLS
  Fund - Class IB                              0.94%              0.09%              0.85%        (15)
 Hartford Total Return Bond HLS Fund -
  Class IB                                     0.75%               N/A               0.75%
 Hartford Value HLS Fund - Class IB            1.03%               N/A               1.03%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  - Class VC                                   0.94%              0.04%              0.90%        (16)
 Lord Abbett Fundamental Equity
  Portfolio - Class VC                         1.23%              0.08%              1.15%        (16)
 Lord Abbett Growth and Income
  Portfolio - Class VC                         0.92%               N/A               0.92%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class          1.10%               N/A               1.10%
 MFS(R) New Discovery Series - Service
  Class                                        1.26%               N/A               1.26%
 MFS(R) Research Bond Series - Service
  Class                                        0.84%               N/A               0.84%
 MFS(R) Total Return Series - Service
  Class                                        1.06%              0.04%              1.02%        (17)
 MFS(R) Value Series - Service Class           1.07%               N/A               1.07%
PIMCO EQUITY SERIES VIT
 PIMCO EqS Pathfinder Portfolio -
  Advisor Class                                1.39%              0.13%              1.26%        (18)(19)
PIMCO VARIABLE INSURANCE TRUST
 PIMCO All Asset Portfolio - Advisor
  Class                                        1.33%              0.03%              1.30%        (20)(21)
 PIMCO Global-Multi Asset Portfolio -
  Advisor Class                                1.74%              0.44%              1.30%        (21)(22)(23)
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class
  IB                                           0.95%               N/A               0.95%
 Putnam VT Investors Fund - Class IB           0.98%               N/A               0.98%
 Putnam VT Voyager Fund - Class IB             0.99%               N/A               0.99%



NOTES



(1) Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 0.95% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds (as disclosed above as Acquired Fund Fees and Expenses); and (6) expenses that the Fund has

8

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     incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agreed to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.



(2) "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.



(3) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.



(4) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series II shares to 1.45% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.92% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.85% of average daily net assets for Invesco V.I. Government Securities Fund, to 1.36% of average daily net assets for Invesco V.I. International Growth Fund, to 0.62% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 1.09% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.75% of average daily net assets for Invesco Van Kampen Equity and Income Fund , to 0.87% of average daily net assets for Invesco Van Kampen V.I. Comstock and Invesco Van Kampen V.I. Growth and Income, to 1.23% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Growth Fund, to 1.28% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value.



(5) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series II shares to 1.40% of average daily net assets.



(6)  Other Expenses are based on estimated amounts for the current fiscal year.



(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.70%. These offsets may be discontinued at any time.



(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.58%. These offsets may be discontinued at any time.



(9) Fidelity Management & Research or its affiliates agreed to waive certain fees during the period.



(10) The Fund administration fee is paid indirectly through the management fee.



(11) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012.



(12) HL Investment Advisers, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion of its management fee for as long as the fund is part of a master-feeder fund structure. The Company 's Board of Directors may change or eliminate this waiver if the fund structure changes. Currently, the fund waivers are as follows: American Funds Asset Allocation HLS Fund - 0.40%; American Funds Blue Chip Income and Growth HLS - 0.50%; American Funds Bond HLS Fund - 0.25%; American Funds Global Bond HLS - 0.50%; American Funds Global Growth and Income HLS - 0.55%; American Funds Global Growth HLS - 0.75%; American Funds Global Small Capitalization HLS Fund - 0.55%; American Funds Growth HLS Fund - 0.50%; American Funds Growth-Income HLS Fund - 0.45%; American Funds International HLS Fund - 0.60%; American Funds New World HLS Fund - 0.85%.



(13) The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.



(14) Because the Fund invests all of its assets in the Master Fund, the Fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.



(15) HL Investment Advisors, LLC (the "Adviser") has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund's average daily net assets. This contractual arrangement will remain in effect until April 30, 2013, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.



(16) For the period May 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of: 0.90% for Lord Abbett Bond-Debenture Portfolio - Class VC; 0.95% for Lord Abbett Classic Stock Portfolio - Class VC; and 1.15% for Lord Abbett Fundamental Equity Portfolio - Class VC and Lord Abbett Capital Structure Portfolio - Class VC. This agreement may be terminated only upon the approval of the Fund's Board of Directors



(17) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.



(18) PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.



(19) "Other Expenses" reflect dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to PIMCO. Any dividends paid on securities sold short will vary based on the Portfolio's use of those investments as an investment strategy best suited to seek the objective of the Portfolio.



(20) PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future

-------------------------------------------------------------------------------


     periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.



(21) Acquired Fund Fees and Expenses include interest expense of 0.01%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund's use of such investments as an investment strategy.



(22) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.



(23) PIMCO has contractually agreed, through May 1, 2012, to waive, first the supervisory and administrative fee and, to the extent necessary, the advisory fee it receives from the Portfolio in an amount equal to the expenses attributable to advisory and supervisory and administrative fees of Underlying PIMCO Funds indicrectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the supervisory and administrative fee and the supervisory and administrative fee and advisory fees taken together are grater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.

10

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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM ANNIVERSARY III AND FUTURE5). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:



(1)  If you Surrender your Contract at the end of the applicable time period:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
A Share                                $993   $1,883   $2,776        $5,023
B Share                              $1,463   $3,038   $4,466        $8,080
C Share                              $1,017   $2,490   $4,156        $8,301
I Share                                $706   $2,148   $3,624        $7,435
L Share                              $1,485   $2,914   $4,134        $8,267



(2)  If you annuitize at the end of the applicable time period:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
A Share                           $813        $1,703   $2,596        $4,843
B Share                           $279        $1,869   $3,481        $7,498
C Share                           $381        $2,013   $3,650        $7,720
I Share                           $258        $1,670   $3,116        $6,852
L Share                           $376        $1,999   $3,628        $7,686



(3)  If you do not Surrender your Contract:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
A Share                           $993        $1,883   $2,776        $5,023
B Share                           $801        $2,421   $4,063        $8,080
C Share                           $828        $2,490   $4,156        $8,301
I Share                           $706        $2,148   $3,624        $7,435
L Share                           $823        $2,476   $4,134        $8,267


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any premium taxes, by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT


The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) and the Personal Pension Account are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

THE FUNDS


The Funds available for investment are not the same mutual funds that you can buy through your Investment Professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees

12

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and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.


MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other contract owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.


VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

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The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, BlackRock Investment, LLC, Branch Banking & Trust Company, Columbia Management Distributors, Inc., Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $129.4 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT CLASSES AND IS NOT AVAILABLE IN ALL STATES.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis (i.e., oldest investments will be liquidated first).


ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.


From time to time, we may credit increased interest rates in our sole discretion.

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We may restrict your ability to allocate Contract Value, Benefit Balance or Premium Payments to the Fixed Accumulation Feature (and vice versa) at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value and/or Benefit Balance.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program; or

- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.


We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values or Benefit Balance back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Contract Value or Benefit Balance back to the Fixed Accumulation Feature.


As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account and therefore this may not provide an effective short term defensive strategy.


4. INFORMATION ON YOUR ACCOUNT

A. OPENING AN ACCOUNT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

-any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-individual Retirement Annuities adopted according to Section 408 of the Code;

- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other Qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

The Personal Pension Account may not be available to all types of Qualified
Plans.

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HOW DO YOU PURCHASE A CONTRACT?


You may only purchase a Contract through a Financial Intermediary. A Investment Professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Investment Professional shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Deposit will not be invested in any Account and/or the Personal Pension Account during this period.



To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien application submissions require our prior approval.


The minimum initial Deposit required to buy this Contract varies based on the type of investment, Contract class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Deposits not actually received by us within the time period provided below will result in the rejection of your application or order request.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 80 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


We urge you to discuss with your Investment Professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that imposes a front-end sales charge, you might consider whether over a long time horizon lower mortality and expense risk charges out weigh up front sales charges and if you will be entitled to breakpoint discounts based on our rights of accumulation and letter of intent programs. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and distribution charges out weigh the benefits of CDSCs that reduce, or are eliminated, over time. For instance, those investing over $100,000 may find a front-end sales charge class share to be more economically advantageous than a contingent deferred sales charge share class. Finally, in determining whether to invest in a share class offered through a Financial Intermediary, you might consider how the fee charged by your Financial Intermediary bears in relation to the costs associated with investing in other share classes that impose higher fees.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Total Balance (plus any front-end sales charge associated with class A shares and minus applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your

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Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees or charges.

HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?


Your initial Deposit will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Deposit, both being in good order. If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.


If the request or other information accompanying the initial Deposit is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Deposit at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Deposit and explain why it could not be processed or keep the Deposit if you authorize us to keep it until you provide the necessary information.


Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Investment Professional's recommendations. While the suitability good order process is underway, and we, may directly or indirectly earn income on your Deposits. For more information, contact your Investment Professional.


HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.


When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.


To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS. You may instruct us to reallocate portions of your Contract Value invested in Sub-account(s) and Fixed Accumulation Feature into the Personal Pension Account based on any one of the following options:

- FIXED DOLLAR OPTION: You may specify a predetermined fixed amount to be transferred into the Personal Pension Account on a monthly, quarterly, semi-annual, or annual basis. Please see Personal Pension Account Example 5 in Appendix A for more information.

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- INVESTMENT GAINS OPTION: You may specify that we annually sweep investment gains into the Personal Pension Account. We define investment gains as the positive difference between your Anniversary Value and starting value (as adjusted by partial Surrenders) as of each Contract Anniversary. Your Anniversary Value is your Contract Value as of each Contract Anniversary (or the first Valuation Day thereafter if the Contract Anniversary does not fall on a Valuation Day) prior to your Annuity Commencement Date. Your starting value is either (a) your initial Premium Payment (if electing this Program at the time of Contract issuance); or (b) your Contract Value as of the date of enrollment (if electing this Program after Contract issuance). Accordingly, your Anniversary Value may increase from year to year and no portion of your Contract Value will be moved into the Personal Pension Account if your Anniversary Value did not exceed your starting value. Please see Personal Pension Account Example 5 in Appendix A for more information.



- INCOME PATH OPTION: This Program is intended for those who wish to annually increase the proportion of their Total Balance invested in the Personal Pension Account ending with their Target Income Age. You must set the annually increasing portion of your Total Balance that is to be invested in the Personal Pension Account (called a "Target Allocation") when you first enroll in the Program. We will reallocate as much of your Contract Value into the Personal Pension Account as is needed to try to meet your Target Allocation on each Contract Anniversary. We will not reallocate portions of your Benefit Balance back into Contract Value. The amount of Contract Value transferred to the Personal Pension Account can not be predicted because your Contract Value may go up or down during each Contract Year. In those Contract Years, if any, where your Contract Value has not grown to the level needed to meet your Target Allocation, you will not be able to reach your Target Allocation for that Contract Anniversary. On those Contract Anniversaries where your Target Allocation is not achievable, we will not transfer any Contract Value to the Personal Pension Account. Since the Target Allocations do not change if you miss a year, a larger reallocation may occur in a subsequent year to catch up to your scheduled Target Allocation. Please see Personal Pension Account Example 5(e) in Appendix A for more information.



We will reduce your Sub-Account and Fixed Accumulation Feature holdings on a dollar for dollar basis according to the proportion of how Contract Value is currently invested. Annual transfers may be suspended for any Contract year where your Contract Value is insufficient to comply with your instructions. Please see Section 6(b) for a description of the Personal Pension Account. Please see Personal Pension Account Example 5 in Appendix A for more information.


These Programs will terminate:


- if, as the result of any transfer, your Contract Value is less than that required by our minimum amount rules (as defined in the Surrenders section ("What kind of Surrenders are available - Before the Annuity Commencement Date"));



-   upon our receipt of due proof of death;


-   if you annuitize your Contract; or


- if we receive your request to terminate the Program at least five Business Days prior to the next scheduled transfer date. If we do not receive the request in this period, the request will be honored on the next scheduled transfer date.



The Income Path program will automatically terminate at your Target Income Age (when your Target Allocation is reached).


Other considerations:

- These Programs do not assure a profit nor do they protect against loss in declining markets.

- Only one Transfer Program option may be active at any given time. If you wish to change to another Transfer Program option, you must terminate your current Transfer Program and establish a new one of your choice.


- Transfer of Contract Value from Sub-account(s) or Fixed Accumulation Feature to the Personal Pension Account may result in a recalculation of AWA and Remaining Gross Premium and may result in a reduction of your AWA. Program transfers may also trigger a proportionate reduction in death benefits under the Return of Premium III and Maximum Anniversary Value III.


- Amounts transferred into the Personal Pension Account will be assigned then current credited interest rates and payout rates as of the date of the transfer. Your existing Target Income Age applies to all transfers into the Personal Pension Account.


- You must have at least $1,000 in the Personal Pension Account prior to enrolling in any of these Programs. The minimum amount that may be transferred to the Personal Pension Account is $1,000. If the minimum amount per transfer is not met under the Fixed Dollar Option program, the transfer frequency will be changed to satisfy the minimum requirement. If the minimum amount per transfer is not met under the Investment Gains program or the Income Path program, that particular scheduled transfer instance will not occur, but the Program will remain active.



- The Investment Gains and Fixed Dollar programs may not be enrolled in if any of the following programs are currently elected: Automatic Income Program including Automatic RMD programs, Dollar Cost Averaging program, or the Substantially Equal Periodic Payments Under Code Section 72(q) Program.

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- The Personal Pension Account Transfer Programs Investment Gains and Income Path Options are not available if you elect either the Future5 or Future6 or the Safety Plus.


-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account. You cannot use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund families and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, Personal Pension Account, or a DCA Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" for more information.


You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.



Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

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Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING PROGRAMS


Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds available in your Contract over a period of time. Since the transfer to Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:


-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA


DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These Programs are different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract class you purchased and the date the request for the Program is received. Please consult your Investment Professional to determine the interest rate for your Program.


You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".


- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least seven but no more than twelve consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least three but no more than six consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.


- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We will pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions.


- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions in good order.



- If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is not active on the Contract, but is the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the Static Asset Allocation Model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the fifteen day timeframe noted above, we will refund the Program payment for further instruction.

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- If your Program payment is less than the required minimum amount, we will invest into the destination Funds or the Personal Pension Account indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the Contract, we will apply the payment to the destination Funds or the Personal Pension Account of the current DCA Plus Program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Sub-Accounts or the Personal Pension Account decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds or the Personal Pension Account you designated.


Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the Contract selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in fifteen days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.


Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 5% of your total Premium Payments each Contract Year. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and may be subject to a CDSC. If received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see the "Federal Tax Considerations" section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.


- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:


       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.


- The Personal Pension Account and all optional living and death benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation is a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available, may cause you to break these limits.


- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time.

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-   WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.


-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
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Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWENTY SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the Transfer Rule. After your twentieth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.


The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored Program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

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We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.


- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a Company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.


POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

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Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Investment Professional. Any verbal communication should be re-confirmed in writing.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES


In addition to the following charges, there are optional riders that if elected, assess an additional charge. Please see sections 5, 6 and 7 for more information.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the sales charges (if applicable), Distribution Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

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Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


DISTRIBUTION CHARGE (B SHARE CONTRACTS)



We apply an annual distribution charge if applicable, against all Premium Payments based on Remaining Gross Premiums (the "Distribution Charge"). The Distribution Charge will apply to each Premium Payment that has been invested for eight years or less and will be deducted on each Contract Anniversary. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge will also apply to any partial Surrender in excess of the AWA. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A proportional Distribution Charge will be deducted upon:


- partial Surrenders in excess of the AWA (partial Surrenders are taken on a first-in, first out basis);

-   full Surrender;

-   full or partial Annuitization, and/or


- the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization and upon a Death Benefit distribution if elected at a later date.



If a Beneficiary elects to continue under any of the available options described under the "Standard Death Benefits" section below, we will continue to deduct the Distribution Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Distribution Charge is taken proportionally out of the Sub-Accounts.


PREMIUM TAXES


A deduction is also made for premium taxes, if any, imposed on Hartford by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5%, is assessed at the time purchase payments are made or when annuity payments begin. Hartford will pay premium taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct premium taxes at the time Hartford pays such taxes to the applicable taxing authorities, upon surrender, or when annuity payments commence.


SALES CHARGES

FRONT-END SALES CHARGE (FESC) - A SHARE CONTRACTS ONLY

A front-end load, or sales charge, will be applied to initial and subsequent Deposits. We deduct the sales charge from each Deposit before it is allocated to a Sub-Account, the Personal Pension Account and/or Fixed Accumulation Feature. The sales charge is a percentage of each Deposit, at the time each Deposit is received by us according to the schedule stated in the Fee Summary table.

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We offer a Right of Accumulation program to allow a contract owner to get lower front end sales charges through multiple Premium Payments, instead of requiring a single Premium Payment to be over a given amount. We use the aggregate amount of Eligible Investments to calculate the applicable sales charge. "Eligible Investments" are the higher of (a) Deposits less any withdrawals; or (b) your last Valuation Day's Account Balance. To calculate your breakpoints, we consider partial Surrenders, Personal Pension Account Payouts and the payment of Commuted Value to be "withdrawals" and we will stop counting withdrawals against Deposits if the resulting amount is less than zero.

We also accept Letters of Intent as a basis to reduce sales charges. A Letter of Intent is used to avoid paying higher front-end sales charge for deposits that would otherwise fall within lower breakpoints. A Letter of Intent is a non-binding commitment to invest a certain amount of Deposits within 13 months from the date you purchase your Contract in exchange for which we deduct a sales charge based on the total amount you plan on investing over this time period. If you don't make the Deposits promised, we will recalculate the sales charge based on your actual Premium Payments and proportionately deduct this charge from your Sub-Accounts. We may accept a Letter of Intent for another 13 month period.

We reserve the right to modify, suspend, or terminate these privileges at any time.


CONTINGENT DEFERRED SALES CHARGES (CDSC) - B, C AND L SHARE CONTRACTS ONLY



Subject to the exclusions below, we may deduct a CDSC when you make Surrenders or withdraw commuted value/annuity payouts under Annuity Payout Options Two, Three, Five, Six and Eight. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract.



We use the following general approach to calculating your CDSC:



    1. Deposits that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. Please see the Fee Summary for a description of CDSC periods applicable to your share class.



    2. If the amount of money that you wish to take out is LESS than your AWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. We will presume that the money you took out came from your oldest Deposits to try to minimize your CDSC. This may impact whether subsequent withdrawals might be subject to a CDSC. No further steps will be applied.



    3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is MORE than your AWA and is still subject to a CDSC, then we will deduct your AWA from the amount of the money you wish to take out and then process your request using steps 4-6.



    4. We will then multiply Remaining Gross Premiums (investments which have not been subject to a CDSC) by a factor. The factor is generally equal to the amount of money from step 3 divided by the remaining value of your investment above the AWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the affect of increasing the percentage of your Account Value that is subject to a CDSC.



    5. We will then take the amount of money from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Deposit has its own CDSC schedule regardless of whether it has been invested in the Personal Pension Account, Sub-Accounts or the Fixed Accumulation Feature. We will presume that the money you took out came from your oldest Deposits to try to minimize your CDSC. This may impact whether subsequent withdrawals might be subject to a CDSC.



    6. We then deduct the CDSC calculated in step 5 from the amount of money in step 4 and pay the remaining balance to you.



These same steps are generally used when a CDSC is charged upon commuted value or annuity payouts (as applicable under the Annuity Payout Options noted above).



Please refer to Examples 1 through 7 under the CDSC Examples in Appendix A for further information about how these formulas will be applied.



The following are NOT subject to a CDSC:



- AWA - During a period where a CDSC may be applied, you may Surrender up to the greater of:



       -   5% of Deposits that would otherwise be subject to a CDSC, or



       -   earnings.



  We compute the AWA as of the end of the Valuation Day when a partial Surrender or commutation request is received by us in good order.



  You may not carry over unused portions of your AWA from one year to another.



-   Regularly scheduled Personal Pension Account Payouts.

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-   Regularly scheduled Lifetime Benefit Payments and/or Threshold Payments.



-   Transfers to and from the Personal Pension Account.


- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and


       - request the Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.


     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.


- For RMDs - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the RMD for one year's required minimum distribution for that Contract Year. All requests for RMDs must be in writing.


- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Fee Summary.

REDUCED FEES AND CHARGES


We may offer, in our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses.


C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:


Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, Distribution Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

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For information on how termination of the Contract impacts the Personal Pension Account, see "Personal Pension Account" section above.


Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Distribution Charge, if applicable. You can ask us to deduct the CDSC and Distribution Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.


Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state.

There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and


       - your Total Balance must be equal to or greater than our then current Minimum Amount Rule that we establish according to our then current policies and procedures. The "minimum amount rule" refers to the minimum Total Balance that you must maintain within this Contract. If you fail to comply with the minimum amount rule, we reserve the right to terminate your Contract. The Minimum Amount Rule varies by share class. Currently the minimum amount rule for class A and I share Contracts is $500 and is $2,000 for Class B, C and L Shares. We may increase the minimum amount rule from time to time but in no event shall the minimum amount rule exceed $2,000 (Class A and I Shares) or $10,000 (Class B, C and L Shares).


You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described below in the "After the Annuity Commencement Date" section below.


Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your Investment Professional to be sure that you fully understand the ways such a decision will affect your Contract.


AFTER THE ANNUITY COMMENCEMENT DATE:


Full Surrenders/Contract Termination - You may Surrender and thus terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six or Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and Premium tax.


Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select the Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Example 4 and footnote 3 in the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select the Annuity Payout Options Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount, rounded down. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.


If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out sequential basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT PERSONAL PENSION ACCOUNT PAYOUTS HAVE NOT BEEN TERMINATED BASED ON A DEATH EVENT PURSUANT TO THE RELEVANT ANNUITY PAYOUT OPTION, AND YOU HAVE NOT TERMINATED YOUR CONTRACT.


Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as "commuting" your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

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Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our sole discretion (the "discount rate"). The discount rate may be different than the interest rate used to establish payout rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions, and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, the lower the amount that you will receive.


COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY PAYOUT VALUE. EXCEPT AS PROVIDED IN THE IMMEDIATELY PRECEDING SECTION, commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.


Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market fund sub-account if the board of directors of the underlying money market fund suspends redemptions from the fund in connection with the fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests - Complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

You must complete a Commutation Form to commute any portion of your Personal Pension Account Annuity Payout Value or receive Commuted Value under applicable Annuity Payout Options.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

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WHAT SHOULD BE CONSIDERED ABOUT TAXES?


There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. Personal Pension Account Payouts shall be considered to be partial annuitizations as such term is defined under the Code. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.


WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER OR A PERSONAL PENSION ACCOUNT PAYOUT IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract owned in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see "Federal Tax Considerations" and "Information Regarding Tax-Qualified Retirement Plans" for more information.

D. ANNUITY PAYOUTS


Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the "payout phase." The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. PERSONAL PENSION ACCOUNT PAYOUTS SHALL BE CONSIDERED TO BE PARTIAL ANNUITIZATIONS AS SUCH TERM IS DEFINED UNDER THE CODE. Once you annuitize your Contract, you may no longer make Personal Pension Account Contributions. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five, and Six. Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state.


WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.


Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event, however, may the Annuity Commencement Date be later than:


- Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday);

-   10th Contract Anniversary (subject to state variation);


- The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date; or


- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.


We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your Financial Intermediary may ask us to prohibit Annuity Commencement Date extensions beyond when the Annuitant turns age 95. Please ask your Investment Professional whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits.


Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.


All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 30 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

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WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND


In general, we will make Personal Pension Account Payouts as long as the Annuitant is living. However, when the Owner, joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.



Prior to the Annuity Commencement Date, Personal Pension Account Payouts may terminate upon our receipt of due proof of death of the Owner, joint Owner or Annuitant, whichever shall first occur. Your Benefit Balance may then be converted into Contract Value and transferred to the money market Sub-Account without annuitization or commutation. For non-qualified contracts, the conversion and transfer of the Benefit Balance will be treated as a taxable distribution made in the year of the conversion and transfer, while for qualified contracts the conversion and transfer of the Benefit Balance will be treated as a non-taxable direct transfer. Unless otherwise provided below, Contract Value may not be reallocated back into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value back into the Personal Pension Account and establish a new Guarantee Window, Target Income Age and receive then applicable Credited and Payout Rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the money market Sub-Account. Your Spouse may then reinvest Contract Value back into the Personal Pension Account by establishing a new Guarantee Window and Target Income Age. New Credited and Payout Rates will apply. Please see the Personal Pension Account Death Benefit section for more information.



On or after the Annuity Commencement Date, Personal Pension Account Payouts will terminate upon our receipt of due proof of the death of the Annuitant.


This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see the Personal Pension Account Death Benefit section for additional information.

-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.


-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN


We agree to make payments for a specified time. The minimum period that you can select is ten years during the first two Contract Years and five years after the second Contract Anniversary. The maximum period that you can select is 100 years, minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.


-   OPTION SEVEN - RESERVED


-   OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND



Prior to the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Owner, Annuitant or the Joint Annuitant are alive at 100% of the applicable scheduled Payout Purchase Rate(s). The previously established Guarantee Window, Payout Purchase Rate(s), and Credited Interest Rate(s) will continue to apply for the duration of the Personal Pension Account annuity rider. Any remaining Death Benefit shall be payable to the Beneficiary.



On or after the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Annuitant or Joint Annuitant is alive at 100% of the applicable scheduled Payout Purchase Rate(s). Any remaining Death Benefit shall be payable to the Beneficiary.



This Annuity Payout Option is only available for fixed dollar Personal Pension Account Payouts and may not be combined with Option Two - Life Annuity with Cash Refund.



Personal Pension Account Payouts will terminate upon our receipt of due proof of the death of the Owner, Annuitant or Joint Annuitant, whichever shall last occur, provided that the last of such deaths transpired prior to the Annuity Commencement Date. Personal Pension Account Payouts will also terminate upon our receipt of due proof of the death of the Annuitant or Joint Annuitant, whichever shall last occur, provided the last of such deaths transpired after the Annuity Commencement Date. Your Benefit Balance shall always remain in the Personal Pension Account while the Personal Pension Account annuity rider is in effect.



We reserve the right to impose restrictions regarding who can serve as the Annuitant, Joint Annuitant and/or Beneficiary when selecting this Annuity Payout Option. Currently, you must designate your Spouse as the Joint Annuitant and Beneficiary when selecting this Annuity Payout Option. Except as provided below (regarding divorce proceedings), these designations may not be changed by you.



We assume that if you elected the Eighth Option that you also intend to elect spousal Contract continuation in which event no portion of the Death Benefit will be paid until the last Spouse dies. However, if you prefer not to exercise these rights, you must notify us the after the first Spouse dies that you would like to collect the entire Death Benefit. This action will have the effect of settling the Death Benefit.



You may make a one time election to convert to Option Two upon completion of divorce proceedings provided that you become the sole, remaining Owner and Personal Pension Account Payouts have not commenced. In these circumstances,



- The Target Income Age remains the same if the older Annuitant becomes the remaining Owner. If the younger Annuitant becomes the remaining Owner, then the Target Income Age will be reset to that Annuitant's age when making an initial investment into Personal Pension Account plus the difference between the older Annuitant's age when making an initial investment into Personal Pension Account and the previously stated Target Income Age. For example, if the older Annuitant was age 70 upon initial Personal Pension Account investment and the Target Income Age selected was 75 (a difference of 5 years), then the new Target Income Age corresponding with the younger remaining Annuitant (spouse) will equal their age upon initial Personal Pension Account investment (assume age 60 in this case) + 5, or age 65.



- Credited and payout rates will be reset based on the remaining Owner's age and gender as of the date of conversion.

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This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). We reserve the right to approve the designation of contract lives for the purposes of establishing benefits under this Annuity Payout option.



The Joint Annuitant designated for Option Eight shall also be the Joint Annuitant under Options Four and Five, if you elected to annuitize Contract Value. Election of Option Eight does not mean you are required to elect Options Four or Five to annuitize any Contract Value portions of your Contract. This Annuity Payout Option will not be available to custodian-owned qualified contracts, or contracts with other non-natural owner types (trusts, including charitable remainder trusts, corporations, municipalities, etc.). Please see the Personal Pension Account Death Benefit section for additional information.


YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.


Annuity Payout Option Two and Eight are only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five, and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts.


For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.


Once you select a frequency, it cannot be changed. When selecting a frequency other than "monthly", the Payout Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.


DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS


Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.


-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the

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Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:


-   the Annuity Payout Option chosen;



-   the Annuitant's attained age and gender (if applicable);


- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and


-   the Assumed Investment Return (AIR).



The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.


The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
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 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Total Balance (less Distribution Charge, if applicable) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.

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We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" under the Surrenders section and "What effect does partial or full Surrenders have on your benefits under the rider?" in the Return of Premium Death Benefit III and/or Maximum Anniversary Value III section for a discussion regarding when partial Surrenders reduce your Death Benefit on either a dollar-for-dollar or proportionate basis. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your Investment Professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.


HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an annuity option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

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If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Owner                            There is a surviving joint       The Annuitant is living or       Joint Owner receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Beneficiary receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Owner's estate receives the
                                 Owner and the Beneficiary        deceased                         Death Benefit.
                                 predeceases the Owner
Annuitant                        The Owner is living              There is no named Contingent     The Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The Owner
                                                                                                   may waive this presumption and
                                                                                                   receive the Death Benefit.
Annuitant                        The Owner is living              The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Owner                                     The Annuitant is living                   Beneficiary becomes the Owner.
Annuitant                                 The Owner is living                       Owner receives the payout at death.
Annuitant                                 The Annuitant is also the Owner           Beneficiary receives the payout at
                                                                                    death.

These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

5. OPTIONAL DEATH BENEFITS


A. MAXIMUM ANNIVERSARY VALUE III


OBJECTIVE

To provide a Death Benefit equal to the greater of Maximum Anniversary Value, Premium Payments adjusted for Surrenders or Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.


Please consider the following prior to electing this rider:



- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.



- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.


WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. We reserve the right to permit certain existing Owners to elect this rider after Contract issuance. This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner or Annuitant when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. You may not elect this rider if you have already elected Return of Premium III.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The fee for the rider is based on the Death Benefit and is taken on each Contract Anniversary. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states. See Maximum Anniversary Value III Example 4 in Appendix A.



Except as discussed below, we cannot increase the rider fee once you elect the rider. In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be the then current rider fee for new Contracts (absent any voluntary waivers by us). We reserve the right to charge up to the maximum fee described in the Fee Summary (absent any voluntary fee waivers by us) at any time without notice.


IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C, WHERE:


A       =   Contract Value (minus Distribution Charges, if applicable);
B       =   Premium Payments adjusted for partial Surrenders; and
C       =   Maximum Anniversary Value, prior to the earlier of date of death or the decedent's 81st birthday.




See Maximum Anniversary Value III Example 1 in Appendix A.



If you elect this rider after the Contract has been issued, the starting values for Contract Value, Premium Payments and Maximum Anniversary Value will all be reset to Contract Value as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.



The Maximum Anniversary Value III Death Benefit is payable in addition to your Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.


We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other documents acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?


Generally, yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.


CAN YOU TERMINATE THIS RIDER?

No.

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WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?


Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Maximum Anniversary Value III example 2 in Appendix A for an illustration of this calculation.



Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. The Maximum Anniversary Value III Transfer Limit is equal to 5% of the greatest of (a) Premium Payments adjusted for partial Surrenders and (b) Maximum Anniversary Value; or if an ownership change or spousal continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Maximum Anniversary Value III Example 2, 3 and 5 in Appendix A for an illustration of this calculation.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?


We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.



Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge then currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated based on the Contract Value on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, we will increase the Contract Value to the Maximum Anniversary Death Benefit Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If any Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and this rider (or a similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value as of the date we receive due proof of death and will serve as the new basis for the Death Benefit. See "Is this rider designed to pay you Death Benefits?" above for further discussion regarding post-issue election of this rider. The rider charge will be reset to the charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

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ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Portfolio Planner or Investment Strategies asset allocation models or approved Funds listed in Appendix D. These models are rebalanced quarterly.



We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments, and/or
(iv) fails to meet acceptable risk parameters. These reservations will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.



Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a 15 day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a change in owner, Annuitant or any Joint Annuitant. TERMINATION OF THIS RIDER WILL CAUSE YOU TO BE IN VIOLATION OF ANY CONCURRENT GUARANTEED ACCUMULATION OR WITHDRAWAL BENEFIT RIDER.



UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENTS WILL BE RECALCULATED TO EQUAL THE LESSER OF THE CONTRACT VALUE AS OF THE VALUATION DAY OF THE REINSTATEMENT OR THE PREMIUM PAYMENTS PRIOR TO THE TERMINATION. YOUR MAXIMUM ANNIVERSARY VALUE WILL BE RESET AT THE LOWER OF THE MAXIMUM ANNIVERSARY VALUE PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.



It may be presumed that investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.



If you are required to elect this rider in combination with an optional benefit such as Safety Plus, Future5 or Future6, then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail. If you violate the investment restrictions set forth in such optional riders, or such riders terminate for any reason, you may not revoke this rider.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?


Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.


CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

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OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.


B. RETURN OF PREMIUM III


OBJECTIVE


To provide a Death Benefit equal to the greater of Contract Value, minus Distribution Charges, if applicable, or Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.



Please consider the following prior to electing this rider:



- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.


WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner or Annuitant when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. You may not elect this rider if you have already elected Maximum Anniversary Value III.


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The fee for the rider is based on the Death Benefit on each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.



Except as discussed below, we cannot increase the rider fee once you elect the rider. In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to change the rider charge up to the maximum fee described in the Fee Summary (absent any voluntary waivers by us) at any time without notice.


IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?


Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges, if applicable) or Premium Payments adjusted for Surrenders. See the Return of Premium Death Benefit III Examples 1 and 2 in Appendix A.



The Return of Premium III Death Benefit is payable in addition to your Personal Pension Account Death Benefit.


We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout

40

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Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?


Generally, yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.


CAN YOU TERMINATE THIS RIDER?


Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. However, you may not terminate this rider for so long as any optional rider such as Safety Plus, Future5 or Future6 riders are in effect. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional death benefit may be elected following the termination.



A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the Standard Death Benefit section) by the Beneficiary (excluding Spousal Contract continuation).


WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?


Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Return of Premium III examples 1-3 in Appendix A for an illustration of this calculation.



Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. The Return of Premium III Transfer Limit is equal to 5% of the Premium Payment(s) adjusted for Surrenders and transfers to and from the Personal Pension Account; or if an ownership change or spousal continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Return of Premium III Examples 1-3 in Appendix A.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?


We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.


An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated based on the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.

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If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose investment restrictions in the future.


If you are required to elect this rider in combination with an optional rider such as Safety Plus, Future5 or Future6, then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail. If you violate the investment restrictions set forth in such optional riders, or such riders terminate for any reason, you may not revoke this rider other than as described in the section above entitled "Can you terminate this rider?"


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

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6. OPTIONAL WITHDRAWAL BENEFITS


A. FUTURE5 AND FUTURE6



OBJECTIVE



The objective of the riders is to provide longevity protection that may periodically increase based on Market Increases or Deferral Bonuses.



Please consider the following prior to electing either rider:



- The riders have investment restrictions. Violation of the investment restrictions may result in termination of the rider.



- Threshold Payments, partial Surrenders above a Lifetime Benefit Payment and excess transfers to the Personal Pension Account will reduce the rider's benefit proportionally, as described below.



-   You must elect an optional death benefit with either rider.



HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?



Each of the riders provide an opportunity to receive withdrawals in the form of either Threshold Payments or Lifetime Benefit Payments until either the first Covered Life ("Single Life Option") or last Covered Life ("Joint/Spousal Option") dies. Withdrawals taken prior to the relevant Covered Life's Lifetime Income Eligibility Date are called Threshold Payments and withdrawals thereafter are called Lifetime Benefit Payments. Threshold Payments become Lifetime Benefit Payments once taken after the relevant Covered Life's Lifetime Income Eligibility Date.



WHEN CAN YOU BUY THE RIDERS?



You may buy either rider only at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying either rider is 80. Once elected, you may not switch riders unless part of a Company-sponsored exchange program.



The riders may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. We reserve the right to withdraw either or both riders, vary rider benefits and/or rider charges or any relevant Covered Life options at any time for new sales. Either or both riders may not be available in all states.



The riders are the same as one another in all respects other than as described herein. When considering which rider version to select, it is important that you work with your investment professional to carefully compare the differences in these features, and particularly the different investment restrictions, to ensure that you choose the rider version that is most consistent with your investment horizon and risk appetite taking into consideration the trade-off between benefits and restrictions associated with one rider over the other. Please refer to the section below entitled "Are there restrictions on how you must invest?" for more information.



We look at the age of contract parties (e.g., Contract Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a "Covered Life" and the specific person whose life and age is used to set benefits is called the "relevant" Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.



DOES BUYING THE RIDERS FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?



Yes, buying either rider precludes you from adding the Safety Plus rider. As a condition to receiving Future5 or Future6 rider benefits, you must also buy and maintain either Return of Premium III or Maximum Anniversary Value III death benefit rider.



If you elect either rider, you may not elect Personal Pension Account Transfer Programs Investment Gains or Income Path Options.



HOW IS THE CHARGE FOR THE RIDERS CALCULATED?



Each rider has a different current charge and maximum rider charge and both are based on your Payment Base. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account and the Fixed Accumulation Feature.



We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A MARKET INCREASE OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event you will no longer be entitled to Market Increases or a Deferral Bonus. This declination is irrevocable.



If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Payment Base immediately prior to such termination or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

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DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDERS?



Yes. The benefit bases used to set Threshold Payments or Lifetime Benefit Payments (Payment Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.



-   PAYMENT BASE



Your initial Payment Base is equal to your initial Premium Payment (without deduction of sales charges, if any). It will generally fluctuate based on:



-   Market Increases; or



-   Deferral Bonuses; and



- Subsequent Premium Payments, partial Surrenders, or transfers to or from the Personal Pension Account.



On each Contract Anniversary until and including the Contract Anniversary immediately following the oldest Covered Life's 90th birthday, the Payment Base will be reset to equal the greater of your Contract Value (prior to the deduction of the rider charge) as of the Contract Anniversary (this event is referred to as a "Market Increase") or your current Payment Base plus any applicable Deferral Bonus. You will not receive both a Market Increase and a Deferral Bonus in the same Contract Year.



Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of ways that your Payment Base may increase based on a Market Increase or Deferral Bonus.



Subsequent Premium Payments increase your Payment Base by the dollar amount of the Premium Payment. Deposits into the Personal Pension Account do not increase your Payment Base.



Partial Surrenders reduce your Payment Base in different ways depending on whether they are taken before or after your Lifetime Income Eligibility Date and whether they exceed the applicable limit (either the Threshold Payment or an annual Lifetime Benefit Payment).



- PARTIAL SURRENDERS PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are equal to, or less than, the Threshold Payment, then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders are greater than the Threshold Payment, then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold Payment, and (ii) proportionate basis for the amount in excess of the Threshold Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.



- PARTIAL SURRENDERS AFTER THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are (i) equal to or less than the Lifetime Benefit Payment, or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD requirements; then the cumulative partial Surrender will not reduce the Payment Base. Any partial Surrenders that exceed the Lifetime Benefit Payment (provided that the RMD exception above does not apply), will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis. See Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.



Partial Surrenders taken during any Contract Year that cumulatively exceed the AWA, but do not exceed an annual Threshold Payment or Lifetime Benefit Payment, as the case may be, will be free of any applicable CDSC.



Transfers of Contract Value to the Personal Pension Account will also reduce your Payment Base on a dollar-for-dollar basis if they are less than the Transfer Limit and proportionally for any cumulative transfers above the Transfer Limit. The Future5 and Future6 Transfer Limits will equal your applicable Withdrawal Percentage multiplied by your then current Payment Base. Please see Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.



Since the Maximum Anniversary Value III and the Return of Premium III Death Benefit riders each have their own Transfer Limit, which may be a different amount that the Transfer Limit imposed by Future5 or Future6. If there is a conflict, then the Transfer Limit of Future5 or Future6 prevails. Please refer to Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.



Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this limit will not be included for any benefits under the rider.



Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Payment Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated? for more information regarding the possible termination of Market Increases, Deferral Bonuses and Withdrawal Percent increases associated with declining rider charge increases.

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-   DEFERRAL BONUS BASE



On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Payment Base. You will not receive a Deferral Bonus if your Market Increase is greater than or equal to your Deferral Bonus. The Deferral Bonus will vary depending on the rider version you select. The Deferral Bonus for Future5 is 5%. The Deferral Bonus for Future6 is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base as of the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period. The Deferral Bonus Period will cease upon the earlier of the tenth Contract Anniversary, when you take any partial Surrender, or if a transfer is made to the Personal Pension Account that is in excess of the Future5 and Future6 Transfer Limit.



When you elect this rider, your Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary to the greater of the Payment Base when a Market Increase occurs, or the Deferral Bonus Base on the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period i.e., until you make a Surrender.



Subsequent Premium Payments or transfers from the Personal Pension Account will increase your Deferral Bonus Base by the dollar amount of the Premium Payment or transfer during the Deferral Bonus Period.



Transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are equal to or less than the Transfer Limit will reduce your Deferral Bonus Base on a dollar-for-dollar basis.



Cumulative transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are greater than the rider Transfer Limit will cause the Deferral Bonus Period to end and the Deferral Bonus Base will permanently be set to zero. Transfers or Surrenders due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.



Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Payment Base and when a transfer ends the Deferral Bonus Period.



Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above this limit will not be included for any benefits under the rider.



Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.



IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?



YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE (THRESHOLD PAYMENTS) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE PAYMENT BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS.



Threshold Payments or Lifetime Benefit Payments are calculated by multiplying your Payment Base by the applicable Withdrawal Percentage. The Withdrawal Percentage varies based on whether you selected either the Single or Joint/Spousal ownership option and the age of the relevant Covered Life at the time of the first partial Surrender.



The applicable Withdrawal Percentages are as follows:



                         AGE                            SINGLE   JOINT/SPOUSAL
--------------------------------------------------------------------------------
                [LESS THAN]59 1/2 - 65                   4.0%          3.5%
                         65+                             5.0%          4.5%



- Except as provided below, the Withdrawal Percentage will be based on the chronological age of the relevant Covered Life at the time of the first partial Surrender. If a partial Surrender HAS NOT been taken, your new Withdrawal Percentage will be effective on the next birthday that brought the relevant Covered Life into a new Withdrawal Percentage age band; or



- If a partial Surrender HAS been taken, the Withdrawal Percentage will be locked at the time of the partial Surrender. Once the relevant Covered Life enters the new age band, the Withdrawal Percentage will unlock at the next Contract Anniversary only if there is a Market Increase. In the event that there is a Deferral Bonus credited and not a Market Increase, the Withdrawal Percentage will remain locked.



IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?



No. However, by electing either rider you are required to elect and maintain an optional death benefit rider.



DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?



No.

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CAN YOU REVOKE THE RIDERS?



No.



WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE
RIDERS?



Please refer to "Does your benefit base change under the riders?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Payment Base, Deferral Bonus Base and any future Threshold Payments or Lifetime Benefit Payments.



If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount, we will no longer accept subsequent Premium Payments. You may either then make a full Surrender and terminate your Contract and your rider, or:



- Transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;



-   Threshold Payments will cease;



-   Lifetime Benefit Payments will continue;



-   Market Increases and Deferral Bonuses, if applicable, will no longer apply;



- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and



- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated and the rider will terminate.



WHAT HAPPENS IF YOU CHANGE OWNERSHIP?



Inasmuch as the riders are affected only by changes to the relevant Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of a Covered Life may cause a recalculation of the rider benefits. Covered Life changes also allow us, in our discretion, to impose then prevailing investment restrictions, as described below.



Any Covered Life change made within the first six months from the Contract Issue date will have no impact on the Payment Base or Deferral Bonus Base as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percentage, Lifetime Benefit Payment, and Threshold Payment, as applicable, will thereafter change based on the age of the new relevant Covered Life.



-   SINGLE LIFE OPTION:



Any Covered Life changes after the first six months from Contract Issue date will cause a reset as follows:



    A. If we no longer offer such rider, we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or



    B. If we offer the rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. If no partial Surrenders or Transfers to the Personal Pension Account above the Transfer Limit have been taken, the Deferral Bonus Base will be recalculated to be the lesser of the Contract Value or the Deferral Bonus Base effective on the date of the change. If a partial Surrender has been taken or there had been a transfer to the Personal Pension Account above the Transfer Limit prior to the date of the Covered Life change, the Deferral Bonus Period will end and the Deferral Bonus Base will be zero; or



    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract.



    If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.



-   JOINT/SPOUSAL OPTION:



After the first six months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders, including a transfer to the Personal Pension Account, have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract provided that the age limitation of the rider is not exceeded, the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the younger Covered Life as of the date of the change. The charge for the rider will remain the same.

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Alternatively, if after the first six months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken or a transfer to the Personal Pension Account has been made, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the remaining Covered Life as of the date of the change. These recalculations will continue to be based on the Joint/ Spousal Option. You may not convert your Joint/Spousal Option election to a Single Life Option. The charge for the rider will remain the same.



If you have elected the Joint/Spousal Option and after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:



    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or



    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider, or we no longer offer the rider, then the rider will terminate.



CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?



-   SINGLE LIFE OPTION:



If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.



If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be re-set but will continue, if applicable, uninterrupted. If the new Covered Life equal or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.



If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.



-   JOINT/SPOUSAL OPTION:



Either rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:



- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;



- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;



- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;



- The Lifetime Benefit Payment, Threshold Payment, and Transfer Limit will be recalculated; and



- The Withdrawal Percentage will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.



The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.



WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum amount rule then in effect.



If your Contract Value is reduced below our minimum amount rule (as defined in your Contract and described above), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue

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you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.



SINGLE LIFE OPTION:



If you have elected the Single Life Option, we will issue you a Life Annuity (Option One). The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two.



If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.



If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.



JOINT/SPOUSAL OPTION:



If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Joint and Last Survivor Life Annuity (Option Four). If only one Spouse is alive, we will issue a Life Annuity (Option One). The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two.



If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.



If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.



These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.



ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?



Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us that correspond with the rider version chosen. As of the date of this prospectus, if you elect Future5, you must invest in the Portfolio Planner or Investment Strategies asset allocation models or approved Funds listed in Appendix D. These models will be rebalanced quarterly. If you elect Future6, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. The Personal Protection Portfolio models are rebalanced monthly.



We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments and/or
(iv) fails to meet acceptable risk parameters. These reservations will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.



Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Termination of the rider will not terminate any concurrent guaranteed minimum death benefit rider. In the event of a conflict between the investment requirements and restrictions of this rider and those imposed by any other guaranteed minimum death benefit rider, the investment requirements and restrictions of this rider shall prevail.



If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of

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reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.



Upon reinstatement, your Deferral Bonus Base will be reset at the lower of the Deferral Bonus Base prior to the termination or Contract Value as of the date of reinstatement.



We may require that you comply with then prevailing investment restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in under either rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.



Both rider versions require that you invest in asset allocation models. However, we are able to offer certain attributes associated with the Future6 rider, such as a higher deferral bonus and lower rider charges, based on our assumptions that the Personal Protection Portfolios, and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. The Portfolio Planner or Investment Strategy Asset Allocation Models associated with the Future5 rider have a different exposure to equity markets and do not include the Hartford Portfolio Diversifier HLS Fund as an available Fund. It may therefore be reasonably assumed, that if equity markets perform well while you have the Future6 rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results possibly available with the Portfolio Planner or Investor Strategy Allocation Models. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.



The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.



We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Future6 and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.



ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?



Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.



CAN WE AGGREGATE CONTRACTS?



Yes. For purposes of determining the Payment Base, Deferral Bonus Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any similar optional withdrawal benefit rider. We will not aggregate contracts with dissimilar optional riders such as a contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Future5 or Future6. If we elect to aggregate Contracts, we will recalculate Lifetime Benefit Payments, partial Surrenders and Transfer Limits across aggregated contracts. We will also re-set the date we set these values to operate on a Calendar Year anniversary basis (i.e., January 1 Contract Anniversary) in lieu of multiple Contract Anniversaries.



OTHER INFORMATION



The rider may not be appropriate for all investors. Several factors, among others, should be considered:



- Personal Protection Portfolio models end when the Future6 rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.



- If you also invest in the Personal Pension Account, transfers to the Personal Pension Account in excess of the Transfer Limit will end the Deferral Bonus Period and the Deferral Bonus Base will be zero.

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- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.



- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these benefits.



- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider or if you commence taking Threshold Payments prior to your Lifetime Income Eligibility Date. Withdrawals taken prior to the Lifetime Income Eligibility Date (Threshold Payments) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish lifetime benefits.



- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Withdrawal Percentage used to set Lifetime Benefit Payments and the Transfer Limit.



-   We may withdraw this rider for new sales at any time.



- If you elect either rider, you must elect an optional guaranteed minimum death benefit such as Maximum Anniversary Value III or Return of Premium III for an additional charge. If you violate the terms of either rider, but not the terms of the optional Death Benefit rider, we will terminate this rider but you may be required to continue the Death Benefit rider at an additional charge.



- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life.



- Annuity payout options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.



- The fee for either rider may change at every Contract Anniversary irrespective of Market Increases or Deferral Bonuses, if any.



- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE AUTOMATIC INCOME PROGRAM IF YOUR LIFETIME BENEFIT PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR AUTOMATIC INCOME PROGRAM TO MAKE LIFETIME BENEFIT PAYMENTS AND YOUR ELIGIBLE LIFETIME BENEFIT PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR AUTOMATIC INCOME PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.



- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.



- The purchase of these riders may not be appropriate for custodial owned contracts, beneficiary or inherited IRAs or contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.



- Future6 is referred to as Guaranteed Minimum Withdrawal Benefit Plus in your Contract. Future5 is referred to as Guaranteed Minimum Withdrawal Benefit in your Contract.



B. PERSONAL PENSION ACCOUNT



INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT IS CURRENTLY AVAILABLE TO IRA, ROTH IRA, SEP AND NON-QUALIFIED PLAN TYPES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.



OBJECTIVE



The objective of the rider is to provide a fixed rate of growth on investments and longevity protection through the certainty of predetermined lifetime payouts and a death benefit. Withdrawals from the Personal Pension Account may be subject to commutation, please see below.



HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?



The Personal Pension Account bears some similarities to a Fixed Accumulation Feature where you may also receive a fixed interest rate investment return. In this regard, the Personal Pension Account is an alternative to the uncertainty of investing in Funds where your return depends on the investment performance of the Funds you select. However, the Personal Pension Account operates very

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differently than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment; you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Funds or the Personal Pension Account, and your beneficiaries receive a death benefit if you die. The Personal Pension Account is designed to serve a different purpose; it has features and guarantees that you can use to design your own personal pension plan to provide guaranteed life-long income payouts without having to use Funds or Fixed Accumulation Feature for that purpose. You will know at the time of each Personal Pension Account Contribution what you can expect in terms of guaranteed payout rates (provided that Personal Pension Account Payouts are commenced during your Guarantee Window). Crediting rates (which reduce over time bands) are also available at or prior to each Personal Pension Account Contribution. While you can also use the Fixed Accumulation Feature to take systematic withdrawals or annuity payouts, the amount of those income payments is not guaranteed in advance.



Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account rider gives you guaranteed payout rates and more flexibility structuring payouts? In order to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments. Instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payouts you are receiving, and then COMMUTING them into a lump sum. When you commute your Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature or Funds. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.



The Personal Pension Account also bears many similarities to guaranteed minimum withdrawal benefits such as Future5 and Future6. Generally speaking, however, the Personal Pension Account may better satisfy a long-term investor's need for the present certainty of future lifetime payouts (subject to limitations) than is otherwise available to those electing a guaranteed minimum withdrawal benefit.



WHEN CAN YOU BUY THE RIDER?



You may elect to invest through the rider at any time(s). Except as noted below (see Personal Pension Account Transfer Programs - Other Considerations), the minimum initial Personal Pension Account Contribution is $10,000 and failure to maintain a minimum Accumulation Balance of $5,000 will result in premature commencement of Personal Pension Account Payouts. Subsequent Premium Payments can be made into Funds and/or the Fixed Accumulation Feature before or after Personal Pension Account Payouts have begun (if received before your Annuity Commencement Date).



We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.



DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?



No.



HOW IS THE CHARGE FOR THE RIDER CALCULATED?



We do not charge a separate rider fee for the Personal Pension Account. Our expenses associated with offering this rider are factored into credited and payout rates.



DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?



Yes. You invest in the Personal Pension Account through Personal Pension Account Contributions. Your first Personal Pension Account Contribution becomes your initial "Benefit Balance." The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Funds; and, credited interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.



Once you start taking Personal Pension Account Payouts, your Benefit Balance is divided into an "Accumulation Balance" and "Annuity Payout Value." Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.



We will credit interest to your Accumulation Balance at a minimum rate of 1.5% (called a "credited rate(s)") for so long as you have an investment in the Personal Pension Account. We may apply a credited rate that is higher than this minimum interest rate. Different credited rates may apply during the course of your investment in the Personal Pension Account. Credited rates may also vary based on contract variation, Annuity Payout Option, and your gender.



We may prospectively set new credited rates and time periods over which such credited rate(s) shall apply that will be applied to new Personal Pension Account Contributions. This means that portions of your Accumulation Balance may earn interest at different credited rates. See Examples 1, 2 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of how different credited rates may apply during the term of your Contract.

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We will confirm your credited rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining credited rates and no assurances are offered as to future credited rates and their applicability to your Contract. Some of the factors that we may consider in determining credited rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, mortality risks, and competitive factors. We expect to make a profit in setting credited rates.



We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which credited rates are associated with each Personal Pension Account Contribution.



IS THE RIDER DESIGNED TO PAY YOU WITHDRAWALS FOR YOUR LIFETIME?



Yes. You may tell us to start paying you annuity payouts called "Personal Pension Account Payouts" at any time or at different times until your Annuity Commencement Date. There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.



Your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can Surrender your Contract Value from Funds or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. In contrast, you may Surrender any or all of your Contract Value without affecting your Annuity Payout Value and may commute any or all of your Annuity Payout Value without affecting your Contract Value. You may terminate your Contract by
(a) fully surrendering all of your Contract Value in the Funds and Fixed Accumulation Feature; and (b) commuting your Annuity Payout Value in your Personal Pension Account (as discussed in more detail below) thereby giving up your right to future Personal Pension Account Payouts. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, credited rates in effect at the time of investment, the discount rate used for commutation, and how long you receive lifetime Personal Pension Account Payouts.



We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For Qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2.



Personal Pension Account Payouts received prior to the Annuity Commencement Date are considered to be partial annuitizations under the Code. You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section.



We will calculate the amount of your Personal Pension Account Payouts by applying the applicable payout rate to your Accumulation Balance. We will provide you with guaranteed payout rates corresponding with your Guarantee Window each time that you make a Personal Pension Account Contribution. Payout rates are set at our sole discretion. Minimum guaranteed payout rates are described in your Contract. Payout rates may vary based on contract variation, gender and the Annuity Payout Option selected. There is no specific formula for determining payout rates and, except as specifically provided below, there is no assurance as to future payout rates. Some of the factors that we may consider in determining payout rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, and competitive factors and mortality tables (including age and gender factors). We expect to make a profit in setting payout rates.



When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which Personal Pension Account Payouts are likely to begin. The Target Income Age cannot exceed twenty years from the oldest Annuitant's age (Single Life Option) or the oldest Spouse (Joint Life Option) at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided under Annuity Payout Option Two and Eight, the Target Income Age cannot be changed.



We will use guaranteed payout rate(s) to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three years prior to the Target Income Age and ends three years after the Target Income Age (this seven year period is referred to as the "Guarantee Window"). IN THE EVENT THAT YOU DO NOT ESTABLISH A TARGET INCOME AGE THAT IS AT LEAST THREE YEARS FROM YOUR CURRENT AGE WHEN YOU MAKE YOUR FIRST PERSONAL PENSION ACCOUNT CONTRIBUTION, WE WILL AUTOMATICALLY RESET YOUR TARGET INCOME AGE TO SUCH DATE AND ADJUST YOUR GUARANTEE WINDOW ACCORDINGLY, SUBJECT TO THE MAXIMUM TARGET INCOME AGE LIMITATIONS STATED ABOVE. If you elect Annuity Payout Option Eight, we will establish payout rates by deducting the age of the youngest Annuitant from the age of the oldest Annuitant as of the date of your initial Personal Pension Account Contribution. This differential in ages (rounded up to a full year) will also be used for establishing

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payout rates for any subsequent Personal Pension Account Contributions regardless of when during each calendar year they are made.



If you commence taking Personal Pension Account Payouts at any time outside of the Guarantee Window, then we will calculate your Personal Pension Account Payouts using the lower of (x) then current payout rate(s) or (y) the maximum payout rate applicable at the time of each Contribution that corresponds to the actual time deferred; but, in no event will the payout rate be less than (z) the minimum guaranteed payout specified in your Contract. PERSONAL PENSION ACCOUNT PAYOUTS TAKEN OUTSIDE OF YOUR GUARANTEE WINDOW ARE NOT GUARANTEED. The existence of guaranteed payout rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Examples 1 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Payouts during the Guarantee Window.



Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash surrender benefit.



Personal Pension Account Payouts will generally terminate upon receipt of due proof of death of the Owner, joint Owner, Annuitant, or Joint Annuitant (if applicable), depending on the Annuity Payout Option then in effect. Please refer to the Annuity Payouts section for more information regarding the cessation of Personal Pension Account Payouts based on the death of an Owner, Annuitant or Joint Annuitant, as applicable, and how these events vary depending upon whether transpiring before or after the Annuity Commencement Date.



IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?



Yes. The Personal Pension Account includes a Death Benefit that is initially equal to your Benefit Balance. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions, transfers into the Personal Pension Account, and credited interest. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT ALSO DECREASES UPON COMMUTATION OF YOUR ANNUITY PAYOUT VALUE AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Funds and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or an optional Death Benefit then in effect. The method of payment of the Death Benefit will be subject to the restrictions described in the "Standard Death Benefit" section. Personal Pension Account Death Benefits are not subject to annuitization, commutation or the imposition of a CDSC, if applicable.



DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?



No. The Personal Pension Account Death Benefit supplements the standard Death Benefit or any optional Death Benefit then in effect.



CAN YOU REVOKE THE RIDER?



No.



WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?



LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. You must therefore initiate Personal Pension Account Payouts to commute your Annuity Payout Value.



We compute your Personal Pension Account commuted value by first calculating the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request. We then compute the time period over which these Personal Pension Account Payouts would have otherwise been paid (this time period is called the "Guaranteed Payout Duration"). We then use a present value formula to compute the lump sum payable to you using the discount rate then in effect. Please see "What is the Commuted Value?" in the Surrenders section and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.



Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will resume after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that Personal Pension Account Payouts have not been terminated based on a death event pursuant to the relevant Annuity Payout Option.



YOUR COMMUTED VALUE MAY BE SIGNIFICANTLY LESS THAN YOUR ANNUITY PAYOUT VALUE. This is because your commuted value depends on a number of factors, including the difference between interest rates currently being credited and the discount rate we are then using for commutation, how long you have invested in the Personal Pension Account and how long Personal Pension Account Payouts are payable pursuant to the relevant Annuity Payout Option. Please refer to "What kinds of Surrenders are available?" and "What is the Commuted Value?" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information about how commutation works.

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TRANSFERS - Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Funds without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:



-   4% of your Accumulation Balance as of your prior Contract Anniversary;



- the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or



- the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.



We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or Funds become part of your Contract Value. You may also transfer Contract Value from your Funds or Fixed Accumulation Feature into the Personal Pension Account. Such transfers will reduce the amount of any optional Death Benefit, and will result in a re-allocation of the AWA and Remaining Gross Premiums associated with your Contract Value and your Personal Pension Account investments. If you have also elected a guaranteed accumulation or withdrawal benefit, please refer to the section entitled "What effect do partial or full Surrenders have on your benefits under the rider?" within such prospectus sections for more information about the impacts of transfers to and from the Personal Pension Account on such benefits. If applicable, no CDSC will be applied to Accumulation Balance transferred to Funds or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.



AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO FUNDS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.



WHAT HAPPENS IF YOU CHANGE OWNERSHIP?



Except as otherwise provided in the Annuity Payouts section, any successor owner must continue to abide by the Target Income Age and Guarantee Window you establish at the time of your first Personal Pension Account Contribution.



CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?



Yes. However, you may not make any Personal Pension Account Contributions anytime after your Spouse is removed from your Contract if Annuity Payout Option Eight was elected. Please refer to Annuity Payout Options Two and Eight for further information.



WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date.



ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?



Yes. You have no discretion over the management of sums invested in the Personal Pension Account as they are held in our General Account.



ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT CONTRIBUTIONS?



Yes. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000.



CAN WE AGGREGATE CONTRACTS?



No.



OTHER INFORMATION



This rider may not be appropriate for all investors. Several factors, among others, should be considered:



- Special consideration should be given by Personal Pension Account investors who are under age 40 based on the twenty-year limitation on setting your Target Income Age and the absence of guaranteed payout rates applied if Personal Pension Account Payouts commence outside of your Guarantee Window.

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- Because we impose commutation and transfer limitations, please work with your investment professional to ensure that your investments in the Fixed Accumulation Feature and Funds (in addition to other available assets) will be adequate to meet your liquidity and/or Required Minimum Distribution
    (RMD) (if applicable) needs before investing in the Personal Pension
    Account.



- Credited rates available under the Personal Pension Account may be higher or lower than interest rates offered under the Fixed Accumulation Feature.



- You must select either Annuity Payout Option Two or Eight in order to receive Personal Pension Account Payouts. These Annuity Payout Options include restrictions as to who may serve as Annuitant, Joint Annuitant and Beneficiary.



- Anyone considering investing their entire Deposit into the Personal Pension Account should first discuss with their investment professional whether a single premium immediate annuity may offer better payout rates.



- The Personal Pension Account should not be confused with a pension plan under ERISA. Neither we nor any of our affiliates assume any fiduciary duties; as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.



7. OPTIONAL ACCUMULATION BENEFIT



SAFETY PLUS



OBJECTIVE



The objective of the rider is to ensure that you receive no less than the Guaranteed Accumulation Benefit of the Safety Plus rider on the Rider Maturity Date and provides enhanced income to the Personal Pension Account at the Rider Maturity Date. Your Guaranteed Accumulation Benefit will initially equal your Premium Payments and will increase by subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account if such Premium Payments and transfers are received before your first rider anniversary.



Please consider the following prior to electing this rider:



- The rider has investment restrictions. Violation of the investment restrictions may result in termination of the rider.



- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.



-   You must elect an optional death benefit with the rider.



HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?



On the tenth Contract Anniversary from the date you buy the rider (the "Rider Maturity Date"), we will compare your Contract Value with the Guaranteed Accumulation Benefit. If the Guaranteed Accumulation Benefit is greater than your Contract Value, then we will apply a one-time adjustment to your Contract Value equal to the difference between your Contract Value and Guaranteed Accumulation Benefit. This one-time adjustment will be distributed among the various Funds and Fixed Accumulation Feature, if applicable, in which your Contract Value is then allocated, on a pro-rata basis. After this one-time adjustment, the rider will terminate. However, if your Contract Value on the Rider Maturity Date is greater than the Guaranteed Accumulation Benefit, then there will be no adjustment to your Contract Value and the rider will terminate without notice. See Safety Plus Examples 1-2 in Appendix A.



At the Rider Maturity Date, if you elect to transfer Contract Value into the Personal Pension Account, we will apply a one-time increase to the Personal Pension Account Maximum Guaranteed Payout Purchase Rate to an amount up to, but not greater than, the Guaranteed Accumulation Benefit, this increase is referred to as the "Income Enhancer", described below.



WHEN CAN YOU BUY THE RIDER?



You may only buy the rider at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying this rider is 80. You must indentify your Spouse as the Joint Annuitant when electing this rider if electing Annuity Payout Option Eight.



The rider may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. The rider may not be available in all states. We reserve the right to withdraw the rider or any rider charge structure at any time.



DOES BUYING THE RIDER PRECLUDE YOU FROM BUYING OTHER RIDERS?



Yes, buying this rider precludes you from electing Future5 or Future6. As a condition to receiving rider benefits, you must also buy and maintain either the Return of Premium III or the Maximum Anniversary Value III death benefit rider.

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HOW IS THE CHARGE FOR THE RIDER CALCULATED?



The fee for the rider is based on your Guaranteed Accumulation Benefit. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account and the Fixed Accumulation Feature until the Rider Maturity Date.



We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge.



If the rider is revoked or terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on Guaranteed Accumulation Benefit immediately prior to such termination, or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.



DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?



Yes. Your Guaranteed Accumulation Benefit is the basis upon which we determine our guarantee obligation on the Rider Maturity Date. Your starting Guaranteed Accumulation Benefit will equal your initial Premium Payment (without deduction for sales charges, if any). Your Guaranteed Accumulation Benefit will increase, on a dollar-for-dollar basis, to reflect subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account only if such Premium Payments and transfer are received before your first rider anniversary. Please refer to Safety Plus Examples 1-2 in Appendix A.



Surrenders will reduce your Guaranteed Accumulation Benefit on a proportionate basis. If your Contract Value is less than your Guaranteed Accumulation Benefit, reductions on a proportionate basis may be greater than if taken on a dollar-for-dollar basis. See Safety Plus Examples 3 and 4 in Appendix A for an illustration of this calculation.



Transfers into the Personal Pension Account that are equal to or less than the Transfer Limit will reduce your Guaranteed Accumulation Benefit on a dollar-for-dollar basis. Transfers in excess the Transfer Limit in any Contract Year will then reduce your Guaranteed Accumulation Benefit on a proportionate basis. Please refer to Safety Plus Examples 2; 3 and 4 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.



You may not carry over unused transfer sums from one Contract Year to another. Your Transfer Limit may change on each Contract Anniversary and whenever you make subsequent Premium Payments, make Surrenders, transfer sums from the Personal Pension Account or make an change in the Owners of the Contract. The Maximum Anniversary Value III and the Return of Premium III death benefit riders each have their own Transfer Limit, which may be a different amount than the Transfer Limit imposed by Safety Plus. In the event of a conflict, the Transfer Limit of Safety Plus prevails. The Safety Plus Transfer Limit is equal to 5% of the Guaranteed Accumulation Benefit at each Contract Anniversary.



Your Guaranteed Accumulation Benefit can never be less than $0 or more than $5 million. Any activities that would otherwise increase your Guaranteed Accumulation Benefit above this limit will not be included for any benefits under the rider.



-   Income Enhancer



At the Rider Maturity Date, if you elect to transfer Contract Value into the Personal Pension Account under this option, we will apply an increase to the Personal Pension Account Maximum Guaranteed Payout Purchase Rate equal to 20% greater than the then current Personal Pension Account Maximum Guaranteed Payout Purchase Rate. The increased payout rate will only be applied to an amount up to, but not greater than, the Guaranteed Accumulation Benefit and must be transferred to the Personal Pension Account after the Rider Maturity Date but prior to the eleventh Contract Anniversary following the rider effective date. Please refer to Safety Plus example 2 in Appendix A.



Transferring Contract Value may proportionately reduce your Death Benefit. Please refer to "What effect do partial or full Surrenders have on your benefits under the rider?" for more information regarding excessive transfers. Please refer to the Annuity Payout section - Annuity Payout Option Eight, for important considerations regarding the configuration of contract ownership roles when selecting a joint and last survivor life annuity payout option for Personal Pension Account Payouts.



IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?



No.



IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?



No. However, by electing this rider you are required to elect and maintain an optional death benefit rider.



DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?



No.

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CAN YOU REVOKE THE RIDER?



Yes. At anytime following the earlier of Spousal Contract continuation or the fifth Contract Anniversary after the rider effective date, you may elect to terminate this rider. The Contract Value will not be adjusted to equal the Guaranteed Accumulation Benefit and the rider will terminate.



WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?



Please refer to "Does your benefit base change under the rider?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Guaranteed Accumulation Benefit.



IF YOUR CONTRACT VALUE ON ANY CONTRACT ANNIVERSARY IS EVER REDUCED BELOW THE MINIMUM AMOUNT AS A RESULT OF INVESTMENT PERFORMANCE, OR IF ON ANY VALUATION DAY A PARTIAL SURRENDER IS TAKEN THAT REDUCES YOUR CONTRACT VALUE BELOW THE MINIMUM AMOUNT, THEN YOUR CONTRACT VALUE WILL BE LIQUIDATED AND THE CONTRACT AND ALL ITS RIDERS, INCLUDING THIS RIDER, SHALL TERMINATE AND NO RIDER BENEFITS SHALL BE PAID.



WHAT HAPPENS IF YOU CHANGE OWNERSHIP?



Any Contract change before the Annuity Commencement Date which causes a change in the ownership will result in the recalculation of the benefits provided under the rider. We reserve the right to approve any ownership changes. The following are the effects of a change in ownership:



    A. If the age of the oldest Owner(s) after the ownership change is greater than the maximum issue age for this rider on the effective Valuation Day of the ownership change, we will terminate the rider.



    B. The options below apply if the age of the oldest Owner(s) after the ownership change is less than or equal to the maximum issue age of the rider at the time of the ownership change.



       1. Ownership changes within the first six months from the Contract Issue date will not cause a recalculation of the benefits or changes under the rider.



       2. Ownership changes after the first six months from the Contract Issue date will cause a recalculation of the benefits under either (a) or
            (b):



         (a) If the rider or a similar rider, as we determine, is not currently available for sale we will terminate the rider; or



         (b) If the rider is currently available for sale, we will continue the existing rider at the rider charge that is currently being assessed (or the last declared initial, minimum and maximum rider charge, if higher). The Guaranteed Accumulation Benefit will be recalculated to equal the lesser of the Contract Value or the then current Guaranteed Accumulation Benefit, on the effective Valuation Day of the ownership change. The Rider Maturity Date will not change.



CAN YOUR SPOUSE CONTINUE YOUR RIDER?



Yes. The following are the effects of an ownership change if your Spouse continues the Contract under the "Spouse Beneficiary" provision of the Contract, if applicable:



If your Spouse is less than or equal to the maximum issue age for the rider at the time of the continuation, then either (a) or (b) will apply as follows:



    a) If the rider is not currently available for sale or a similar rider, as we determine, we will terminate this rider; or



    b) If the rider is currently available for sale, we will continue the rider at the rider charge that is then currently being assessed. The Guaranteed Accumulation Benefit will not change. The Rider Maturity Date will not change.



If your Spouse is greater than the maximum issue age for the rider on the effective Valuation Day of the Spousal Contract continuation, we will terminate the rider.



WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



If you elect to annuitize your Contract before the Rider Maturity Date, you will forfeit all of your rights under the rider and will not receive the Guaranteed Accumulation Benefit.



ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?



Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. These models rebalance monthly.



We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while this rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments and/or
(iv) fails to meet acceptable risk parameters. We will give you advance

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notice of these changes. These reservations will not be applied with respect to then existing investments. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.



Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Termination of the rider will not terminate any concurrent guaranteed minimum death benefit rider. In the event of a conflict between the investment requirements and restrictions of the rider and those imposed by any other guaranteed minimum death benefit rider, the investment requirements and restrictions of the rider shall prevail.



If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or change ownership. Upon reinstatement, your Guaranteed Accumulation Benefit will be reset at the lower of the Guaranteed Accumulation Benefit prior to the termination or Contract Value as of the date of reinstatement.



Investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in under either rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.



The Personal Protection Portfolios and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. It may therefore be reasonably assumed, that if equity markets perform well while you have the rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results of the overall market. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.



Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.



We will rebalance your investments within asset allocation models on a monthly basis. For instance, when markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier Fund.



ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?



Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.



CAN WE AGGREGATE CONTRACTS?



Yes. For purposes of determining the Guaranteed Accumulation Benefit, we reserve the right to treat as one all deferred variable annuity contracts issued by us (or our affiliates) where you have elected any similar optional guaranteed minimum accumulation benefit rider. We will not aggregate contracts with dissimilar optional riders such as a contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Future5 or Future6.



OTHER INFORMATION



The rider may not be appropriate for all investors. Several factors, among others, should be considered:



- Personal Protection Portfolio models end when the rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

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- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.



- Annuitizing your Contract, whether voluntarily or not, will impact and possibly eliminate these benefits.



- We may terminate the rider based on your violation of benefit rules and may otherwise withdraw the rider (or any benefits) for new sales at any time.



- If you elect the rider, you must elect an optional guaranteed minimum death benefit such as Maximum Anniversary Value III or Return of Premium III for an additional charge. If you violate the terms of the rider, but not the terms of the optional Death Benefit rider, we will terminate this rider but you may be required to continue the Death Benefit rider at an additional charge.



- Certain changes in ownership may result in a reduction, recalculation or forfeiture of benefits.



- The fee for the rider may change on each Contract Anniversary regardless of changes to your Guaranteed Accumulation Benefit.



- We will share data regarding your Contract with affiliates or designees to help us manage our guarantee obligation under this rider.



- Due to the anticipated impact of these investment restrictions on potential upside performance, it is important that you discuss with your investment professional whether, among other things, a traditional fixed annuity, high grade fixed income securities or a certificate of deposit might better suit your long term needs.



- This rider is not "RMD friendly." Electing the rider when using this contract to meet your RMD obligations may have negative consequences inasmuch as your benefits are reduced proportionally for ANY partial surrender. We are not responsible for violations due to your obligation to comply with RMD obligations.



- The purchase of this rider may not be appropriate for custodial owned contracts, beneficiary or inherited IRAs or contracts owned by certain types of non-natural entities, including Charitable Trusts.



- Safety Plus is referred to as Guaranteed Minimum Accumulation Benefit Plus Rider in your Contract.



8. ADDITIONAL INFORMATION


A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.


ACCUMULATION BALANCE - The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.



ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Street North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, CT 06102-5085. AFTER AUGUST 13, 2011, OUR OVERNIGHT ADDRESS WILL BE:
THE HARTFORD WEALTH MANAGEMENT - GLOBAL ANNUITIES, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL
BE: THE HARTFORD WEALTH MANAGEMENT - GLOBAL ANNUITIES, PO BOX 14293, LEXINGTON, KY 40512-4293


ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.


ANNUAL PAYMENT BASE CAP: The maximum percentage the Payment Base may be increased annually due to a Market Increase or a Deferral Bonus under Future6 or Future5.



ANNUAL WITHDRAWAL AMOUNT: The amount you may Surrender each Contract Year without incurring a CDSC.


ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract, excluding any Personal Pension Account Payout pursuant to the Personal Pension Account.

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ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout also refers to Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.


CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender or take money out of your Contract in the form of a commutation of Annuity Payout Value or certain annuity payout options.


CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Account on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.


COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under Future5 and Future6 guaranteed minimum withdrawal benefit riders.



DEFERRAL BONUS: The amount added to your Payment Base on each Contract Anniversary while the Deferral Bonus Period is in effect if a Market Increase does not occur on such Contract Anniversary.



DEFERRAL BONUS PERIOD: The Deferral Bonus Period commences on the date that either Future5 or Future6 has been added to your Contract and Deferral Bonus Period ends when the first of the following events occur: (a) tenth Contract Anniversary from the date that either Future5 or Future6 has been added to your Contract, (b) the Valuation Day that you take your first partial Surrender (including your first Lifetime Benefit Payment or Threshold Payment); or (c) the Valuation Day that you first transfer any Contract Value to the Personal Pension Account in excess of the applicable Transfer Limit. Once the Deferral Bonus Period ends, it cannot be re-started.


DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or optional Death Benefit plus the Personal Pension Account Death Benefit.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.


DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Funds and into the Personal Pension Account.

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FINANCIAL INTERMEDIARY: The broker-dealer, bank or other financial institution through whom you bought your Contract.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".


GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Accumulation Feature, if available, and the Personal Pension Account.



GUARANTEE WINDOW: The seven year time period during which we guarantee Personal Pension Account Payouts. You set your Guarantee Window by selecting your Target Income Age (when you make your first Personal Pension Account Contribution). Your Guarantee Window is three years before and after your Target Income Age.



GUARANTEED ACCUMULATION BENEFIT: The amount used to determined the Safety Plus Transfer Limit, the rider charge and the guaranteed amount payable at the Rider Maturity Date.


GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a "Period Certain") specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout, rounded down.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year under Future5 and Future6.



LIFETIME INCOME ELIGIBILITY DATE: The Contract Anniversary following the relevant Covered Life's attaining the age of 59 1/2 or such age we specify within your Contract.



MARKET INCREASES: A potential increase to your Payment Base equal to your then current Contract Value prior to the deduction of rider charges based on market performance subject to the applicable Annual Payment Base Cap, if any.



MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or the Annuitant's 81st birthday, whichever first occurs, adjusted for any Premium Payments, or transfers to or from the Personal Pension Account and partial Surrenders occurring after such Contract Anniversary.


NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.


PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments, Threshold Payments, Transfer Limit and rider charge under Future5 or Future6.


PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account (after deduction of front-end sales charges, if applicable). Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable sales charges). Unless otherwise specified, a Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

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REMAINING GROSS PREMIUM: Premium Payments minus prior partial Surrenders in excess of the AWA at the time of such partial Surrender.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.


TARGET INCOME AGE - The year that commences with the birthday of the oldest Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes your Guarantee Window during which a guaranteed payout rate will be applied to your Accumulation Balance.



THRESHOLD PAYMENTS: The amount payable in the form of partial Surrenders under Future5 or Future6 taken prior to the relevant Covered Life's Lifetime Income Eligibility Date.



TOTAL BALANCE: The sum of your Contract Value and Benefit Balance.



TRANSFER LIMIT: The threshold amount that you may partially Surrender or move within the Contract without causing your rider benefits to be reduced on a proportionate basis. The Transfer Limit varies by rider.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.


VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.


WITHDRAWAL PERCENTAGE: The percentage of your Payment Base that you may withdraw each Contract Year in the form of a Lifetime Benefit Payment.



YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.


ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Feature is available.



CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. SIMPLE IRA owners may not purchase a Contract. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

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CALIFORNIA, CONNECTICUT, NEW HAMPSHIRE, NEW JERSEY, NEW YORK AND OREGON - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).


CONNECTICUT, FLORIDA, ILLINOIS, NEW JERSEY AND TEXAS - The limit on Living Benefits and Death Benefits imposed when contracts are aggregated does not apply.


CONNECTICUT AND NEW JERSEY - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contributions and transfers into the Personal Pension Account exceeding $50,000.


FLORIDA - If you are age 65 or older on the contract issue date, CDSCs will be capped at 10% of the amount withdrawn. The cap does not apply to accredited investors.


MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 62nd birthday or the second Contract Anniversary, whichever is later (B Share Contracts). We will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (L Share Contracts). The Nursing Home Waiver is not available.

MINNESOTA - The CDSC for B Share Contracts is 7%, 7%, 6%, 6%, 5%, 4%, 3%, 2%, 0% for years 1-9.


NEW JERSEY - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges.



NEW YORK - The Personal Pension Account and Safety Plus rider are not available. A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. The assignment restrictions on the living benefits and death benefits do not apply.



OKLAHOMA - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.



PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.



TEXAS - The assignment restrictions on the living benefits and death benefits do not apply. Letters of Intent are not available as a basis to reduce sales charges. SIMPLE IRA owners may not purchase a Contract. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.


VERMONT - Eligible Investments owned by you, your Spouse or any immediate family member may be included under the Rights of Accumulation Program.

WASHINGTON - In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Target Income Age is subject to limitations based on the Annuitant's age as of the date of the first Contribution

C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

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CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


E. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries ("Investment Professionals").



A, B and I Share Contracts may be sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and Investment Professionals of Financial Intermediaries. If applicable, we will credit the B Share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.


The financial advisory arrangement otherwise required in order to purchase I share Contracts shall not be applicable to Hartford's Personal Retirement Manager variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

Subject to the internal eligibility requirements, employees of a Financial Intermediary; as well as our current or retired officers, directors, trustees and employees and those of our affiliates, subsidiaries and parent companies; may purchase class A share versions of this Contract and make additional Deposits therein without incurring a front-end sales charge.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to

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Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediaries' internal compensation practices.


Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 6.5% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.


Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional's compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.



Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


-   ADDITIONAL PAYMENTS


Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Investment Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.



ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
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Access                     Access to Investment Professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including
                           Investment Professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Support                    Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                           (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                 Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP,

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Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Investment Professional is or should be included in any such listing.



As of December 31, 2010, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2010, Additional Payments did not in the aggregate exceed approximately $36 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



9. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such

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arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS


Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:


- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

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- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


       a.   AMOUNTS RECEIVED AS AN ANNUITY



Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "in-come on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the con-tract".



iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.



      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.



iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

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       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY



i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."



ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.


       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:


       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.


       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.


       3.   Distributions attributable to a taxpayer becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).


       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

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       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

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       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the

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contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.


    5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT



The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.



With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).


D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is

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generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

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THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan

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under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $49,000 in 2009) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an

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agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($16,500 for 2010). The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

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The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

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    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and
(6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS

Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

       a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

       b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any

80

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         modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg.
         Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

       c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

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APPENDIX A - EXAMPLES

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) EXAMPLES                         APP A-2
PERSONAL PENSION ACCOUNT (PPA) EXAMPLES                                  APP A-9
EXAMPLE 1: STANDARD ILLUSTRATIONS WITH PARTIAL INCOME STREAM             APP A-9
EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS                 APP A-10
EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)                         APP A-10
EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)                        APP A-11
EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE                        APP A-12
EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE                     APP A-14
EXAMPLE 5: TRANSFER PROGRAMS                                            APP A-16
EXAMPLE 5A: FIXED DOLLAR AMOUNT                                         APP A-16
EXAMPLE 5B: INVESTMENT GAINS                                            APP A-16
EXAMPLE 5C: INVESTMENT GAINS                                            APP A-17
EXAMPLE 5D: INCOME PATH                                                 APP A-17
EXAMPLE 5E: INCOME PATH                                                 APP A-18
MAXIMUM ANNIVERSARY VALUE (MAV) III EXAMPLES                            APP A-19
RETURN OF PREMIUM (ROP) III EXAMPLE                                     APP A-23
SAFETY PLUS EXAMPLES                                                    APP A-25
FUTURE5 AND FUTURE6 EXAMPLES                                            APP A-26

APP A-2

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CONTINGENT DEFERRED SALES CHARGE EXAMPLES



CONTINGENT DEFERRED SALES CHARGE EXAMPLE 1:



ILLUSTRATES A PARTIAL SURRENDER THAT IS EQUAL TO THE AWA IN A DOWN MARKET.



ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000. STEP 1 DOES NOT APPLY.



VALUES IMMEDIATELY PRIOR TO THE PARTIAL SURRENDER:



-   Premium Payments subject to CDSC are $100,000



-   Remaining Gross Premiums are $100,000



-   Contract Value is $90,000



-   Earnings are $0



       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0



-   AWA is $5,000



       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings



STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.



VALUES AFTER THE PARTIAL SURRENDER:



-   Premium Payments subject to CDSC are $100,000



-   Remaining Gross Premiums are $100,000



-   Contract Value is $85,000



-   AWA is $0



CONTINGENT DEFERRED SALES CHARGE EXAMPLE 2:



ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS.



ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000. STEP 1 DOES NOT APPLY.



VALUES IMMEDIATELY PRIOR TO THE FIRST PARTIAL SURRENDER:



-   Premium Payments subject to CDSC are $100,000



-   Remaining Gross Premiums are $100,000



-   Contract Value is $90,000



-   Earnings are $0



       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0



-   AWA is $5,000



       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings



STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.



VALUES AFTER THE PARTIAL SURRENDER:



-   Premium Payments subject to CDSC are $100,000



-   Remaining Gross Premiums are $100,000



-   Contract Value is $85,000



-   AWA is $0

                                                                     APP A-3

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NEXT, ASSUME AN ADDITIONAL SURRENDER DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.



VALUES IMMEDIATELY PRIOR TO THE SECOND PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premiums are $100,000



-   Contract Value is $75,000



-   Earnings are $0



-   AWA is $0



STEP 3: AS THE AWA IS $0; THE ENTIRE $5,000 IS IN EXCESS OF THE AWA.



STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.



THE FACTOR IS DERIVED AS [A/B] WHERE:



A = THE AMOUNT IN STEP 3



B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA



THE AMOUNT SUBJECT TO CDSC IS $6,667 ($100,000 X [$5,000/$75,000])



YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.



STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $467 [7% X $6,667].



STEP 6: WE DEDUCT THE CDSC OF $467 FROM THE EXCESS AMOUNT $5,000. THE AMOUNT PAID TO YOU IS $4,533.



VALUES AFTER THE SECOND PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premium is $93,333



-   Contract Value is $70,000



-   AWA is $0



NEXT, ASSUME THAT A THIRD PARTIAL SURRENDER IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.



VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premium is $93,333



-   Contract Value is $78,000



-   Earnings are $0



-   AWA is $5,000



STEP 3: WE DEDUCT THE AVAILABLE AWA OF $5,000; THE REMAINING $10,000 IS IN EXCESS OF THE AWA.



STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.



THE FACTOR IS DERIVED AS [A/B] WHERE:



A = THE AMOUNT IN STEP 3



B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

APP A-4

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THE AMOUNT SUBJECT TO CDSC IS $12,785 ($93,333 X [$10,000/$73,000])



YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.



STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $895 [7% X $12,785].



STEP 6: WE DEDUCT THE CDSC OF $895 FROM THE EXCESS AMOUNT $10,000, AND COMBINE THIS WITH YOUR AWA OF $5,000. THE AMOUNT PAID TO YOU IS $14,105.



VALUES AFTER THE THIRD PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premium is $80,548



-   Contract Value is $63,000



-   AWA is $0



CONTINGENT DEFERRED SALES CHARGE EXAMPLE 3:



ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS.



ASSUME A PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. STEP 1 DOES NOT APPLY.



VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premiums are $100,000



-   Contract Value is $110,000



-   Earnings are $10,000



       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0



-   AWA is $10,000



       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings



STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.



VALUES AFTER THE FIRST PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premium is $100,000



-   Contract Value is $100,000



-   AWA is $0



NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.



VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premium is $100,000



-   Contract Value is $100,000



-   Earnings are $0



-   AWA is $0

                                                                     APP A-5

-------------------------------------------------------------------------------


STEP 3: AS THE AWA IS $0; THE ENTIRE $10,000 IS IN EXCESS OF THE AWA.



STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.



THE FACTOR IS DERIVED AS [A/B] WHERE:



A = THE AMOUNT IN STEP 3



B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA



THE AMOUNT SUBJECT TO CDSC IS $10,000 ($100,000 X [$10,000/$100,000])



YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.



STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $700 [7% X $10,000].



STEP 6: WE DEDUCT THE CDSC OF $700 FROM THE EXCESS AMOUNT $10,000. THE AMOUNT PAID TO YOU IS $9,300.



VALUES AFTER THE SECOND PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premium is $90,000



-   Contract Value is $90,000



-   AWA is $0



NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA OF $0.



VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premiums are $90,000



-   Contract Value is $99,000



-   Earnings are $9,000



-   AWA is $9,000



STEP 3: WE DEDUCT THE AVAILABLE AWA OF $9,000; THE REMAINING $6,000 IS IN EXCESS OF THE AWA.



STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.



THE FACTOR IS DERIVED AS [A/B] WHERE:



A = THE AMOUNT IN STEP 3



B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA



THE AMOUNT SUBJECT TO CDSC IS $6,000 ($90,000 X [$6,000/$90,000])



YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.



STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $420 [7% X $6,000].



STEP 6: WE DEDUCT THE CDSC OF $420 FROM THE EXCESS AMOUNT $6,000, AND COMBINE THIS WITH YOUR AWA OF $9,000. THE AMOUNT PAID TO YOU IS $14,580.



VALUES AFTER THE THIRD PARTIAL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premium is $84,000

APP A-6

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-   Contract Value is $84,000



-   AWA is $0



CONTINGENT DEFERRED SALES CHARGE EXAMPLE 4:



ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUM PAYMENTS OUT OF THE APPLICABLE CDSC SCHEDULE.



ASSUME TWO PREMIUM PAYMENTS WERE MADE FOR $100,000 EACH. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.



STEP 1: YOUR INITIAL DEPOSIT OF $100,000 IS AVAILABLE WITHOUT A CDSC.



VALUES PRIOR TO THE FULL SURRENDER:



-   Premium Payments are $200,000



-   Remaining Gross Premiums is $200,000



       -   Remaining Gross Premium subject to CDSC is $100,000



-   Contract Value just prior to the full Surrender is $300,000



-   Earnings are $100,000



       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0



-   AWA is $100,000



       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings.



STEP 2: THE FULL SURRENDER IS IN EXCESS OF THE SUM OF THE AWA OF $100,000 PLUS THE AMOUNT DETERMINED IN STEP 1 OF $100,000.



STEP 3: WE DEDUCT THE AVAILABLE AWA; THE REMAINING $100,000 IS IN EXCESS OF THE AWA.



STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.



THE FACTOR IS DERIVED AS [A/B] WHERE:



A = THE AMOUNT IN STEP 3



B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA



THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$100,000/$100,000])



YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.



STEP 5: THE APPLICABLE CDSC IS 4%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $4,000 [4% X $100,000].



STEP 6: WE DEDUCT THE CDSC OF $4,000 FROM THE EXCESS AMOUNT $100,000, AND COMBINE THIS WITH YOUR AWA OF $200,000. THE AMOUNT PAID TO YOU IS $296,000.



VALUES AFTER THE FULL SURRENDER:



-   Contract Value is $0



THE CONTRACT IS TERMINATED.



CONTINGENT DEFERRED SALES CHARGE EXAMPLE 5:



ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET.



ASSUME $100,000 IS INVESTED, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE FULL SURRENDER IS IN EXCESS OF THE AWA.



VALUES PRIOR TO THE FULL SURRENDER:



-   Premium Payments are $100,000



-   Remaining Gross Premiums are $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------


-   Contract Value just prior to the full Surrender is $50,000



-   Earnings are $0



       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0



-   AWA is $5,000



       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings



STEP 3: WE DEDUCT THE AVAILABLE AWA OF $5,000; THE REMAINING $45,000 IS IN EXCESS OF THE AWA.



STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.



THE FACTOR IS DERIVED AS [A/B] WHERE:



A = THE AMOUNT IN STEP 3



B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA



THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$45,000/$45,000])



YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.



STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $7,000 [7% X $100,000].



STEP 6: WE DEDUCT THE CDSC OF $7,000 FROM THE EXCESS AMOUNT $45,000, AND COMBINE THIS WITH YOUR AWA OF $5,000. THE AMOUNT PAID TO YOU IS $43,000.



VALUES AFTER THE FULL SURRENDER:



-   Contract Value is $0



THE CONTRACT IS TERMINATED.



CONTINGENT DEFERRED SALES CHARGE EXAMPLE 6:



ILLUSTRATES A COMMUTATION OF THE PERSONAL PENSION ACCOUNT ANNUITY PAYOUT VALUE. THE SAME CONCEPT WILL APPLY TO THE COMMUTED VALUE OF PERIOD CERTAIN ANNUITY PAYOUTS.



ASSUME $100,000 IS INVESTED INTO THE PERSONAL PENSION ACCOUNT AND YOU COMMENCE PPA PAYOUTS. ONE PPA PAYOUT HAS PREVIOUSLY OCCURRED FOR $420. THEN, A COMMUTATION OF ALL REMAINING ANNUITY PAYOUT VALUE OCCURS IN CONTRACT YEAR 1, AND LIFE-CONTINGENT PAYOUTS ARE WAIVED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE FULL WITHDRAWAL IS IN EXCESS OF THE AWA.



VALUES PRIOR TO THE FULL COMMUTATION:



-   Contract Value is $0



-   Accumulation Balance is $0



-   Annuity Payout Value is $99,826



-   Contribution subject to CDSC is $100,000



-   AWA is $4,580



       - Your AWA is 5% of total Contributions subject to CDSC, less prior PPA Payouts during the Contract Year



UPON THE COMMUTATION OF REMAINING PPA PAYOUTS, WE REDUCE THE ANNUITY PAYOUT VALUE BY AN ADJUSTMENT THAT TAKES INTO ACCOUNT THE CURRENT VALUE OF THE FUTURE PAYOUTS YOU WOULD HAVE RECEIVED DURING YOUR GUARANTEED PAYOUT DURATION USING A DISCOUNT RATE DETERMINED IN ACCORDANCE WITH THE FACTORS DESCRIBED IN THE PROSPECTUS. FOR THIS COMMUTATION, THE ADJUSTMENT IS $31,956. PLEASE REFER TO PERSONAL PENSION ACCOUNT EXAMPLE 4A IN THIS APPENDIX A FOR A MORE COMPLETE DESCRIPTION OF COMMUTATION.



THE RESULTING VALUE OF $67,871 IS THE NET COMMUTED VALUE FOR THE PURPOSES OF CDSC CALCULATION.



STEP 3: WE DEDUCT THE AVAILABLE AWA OF $4,580; THE REMAINING $63,291 IS IN EXCESS OF THE AWA.

APP A-8

-------------------------------------------------------------------------------


STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE CONTRIBUTIONS STILL SUBJECT TO CDSC.



THE FACTOR IS DERIVED AS [A/B] WHERE:



A = THE AMOUNT IN STEP 3



B = NET COMMUTED VALUE OF ALL APV + ACCUMULATION BALANCE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA



THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$63,291 /$63,291])



YOUR REMAINING GROSS PREMIUMS (AS USED IN THE CONTEXT OF ANNUITY PAYOUTS) ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.



STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $7,000.



STEP 6: WE DEDUCT THE CDSC OF $7,000 FROM THE EXCESS AMOUNT $63,291, AND COMBINE THIS WITH YOUR AWA OF $4,580. THE AMOUNT PAID TO YOU IS $60,871.



VALUES AFTER THE FULL COMMUTATION:



-   Annuity Payout Value is $0



CONTINGENT DEFERRED SALES CHARGE EXAMPLE 7:



ILLUSTRATES THE REALLOCATION OF REMAINING GROSS PREMIUM (AS USED IN THE CONTEXT OF ANNUITY PAYOUTS) UPON A TRANSFER TO THE PERSONAL PENSION ACCOUNT.



ASSUME A TRANSFER OF FUNDS EQUAL TO $20,000 FROM CONTRACT VALUE TO THE PERSONAL PENSION ACCOUNT IN CONTRACT YEAR 2.



VALUES IMMEDIATELY PRIOR TO THE TRANSFER:



-   Premium Payments are $100,000



-   Remaining Gross Premiums is $100,000



-   Contract Value is $120,000



-   Accumulation Balance is $0



Remaining Gross Premiums are reallocated proportionally upon a transfer of funds from the Contract Value to the Personal Pension Account as the portion of Contributions still subject to CDSC.



The amount reallocated is derived by [A/B] where:



A = The amount of the transfer



B = The Contract Value immediately prior to the transfer



For this transfer, $16,667 is reallocated away from the Contract Value.



AFTER THE TRANSFER TO THE PERSONAL PENSION ACCOUNT



-   Premium Payments allocated to Contract value is $83,333



-   Remaining Gross Premiums is $83,333



- Contributions subject to CDSC allocated to the Personal Pension Account is $16,667



-   Contract Value is $100,000



-   Accumulation Balance is $20,000



ON THE WHOLE, THE AMOUNT SUBJECT TO CDSC HAS REMAINED CONSTANT.

                                                                     APP A-9

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES

EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM


Assume the initial Personal Pension Account Contribution is equal to $100,000 (no sums are invested in the Fixed Accumulation Feature or Sub-Accounts). Assume that in Contract Year 7, the Owner requested to commence an income stream based on $50,000 of Annuity Payout Value during the Guarantee Window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. Hypothetical credited and payout rates are illustrated below.



A. To understand how your guaranteed payout rates are set during your Guarantee Window (shaded area), see Guaranteed Payout Rates in Contract Years 1 through 7. In this Example, the guaranteed payout rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.


B. Credited interest rates vary during the duration of your Contract as illustrated in column 4. In this illustration, credited interest rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

                                                            CREDITED
                CONTRACT                      BENEFIT       INTEREST
                  YEAR            AGE         BALANCE         RATE
------------------------------------------------------------------------
                    0              60         $ 100,000        5.00%
                    1              61           105,000        5.00%
                    2              62           110,250        5.00%
                    3              63           115,763        5.00%
 GUARANTEE          4              64           121,551        5.00%
   WINDOW           5              65           127,628        5.00%
                    6              66           134,010        5.00%
                    7              67           140,710        5.00%
                    8              68           142,009        5.00%
                    9              69           143,535        5.00%
                   10              70           145,299        3.00%
                   11              71           145,212        3.00%
                   12              72           145,220        3.00%
                   13              73           145,326        3.00%
                   14              74           145,532        3.00%
                   15              75           145,841        3.00%
                   16              76           146,256        3.00%
                   17              77           146,781        3.00%
                   18              78           147,419        3.00%
                   19              79           148,173        3.00%
                   20              80           149,047        1.50%
                   21              81           147,927        1.50%
                   22              82           146,839        1.50%
                   23              83           147,568        1.50%

                                                                        PERSONAL
                                     ANNUITY     GUARANTEED              PENSION
                  ACCUMULATION       PAYOUT     PAYOUT RATES             ACCOUNT
                     BALANCE          VALUE      (PER 1000)            PAYOUTS(2)
------------  --------------------------------------------------------------------------
                    $ 100,000
                      105,000                        61.99
                      110,250                        62.33
                      115,763                        62.72
 GUARANTEE            121,551                        63.16
   WINDOW             127,628                        63.65
                      134,010                        64.17
                       90,710    (1) $50,000         64.73             $ 3,237
                       95,246        46,763                              3,237
                      100,008        43,527                              3,237
                      105,008        40,290                              3,237
                      108,158        37,054                              3,237
                      111,403        33,817                              3,237
                      114,745        30,581                              3,237
                      118,188        27,344                              3,237
                      121,733        24,108                              3,237
                      125,385        20,871                              3,237
                      129,147        17,634                              3,237
                      133,021        14,398                              3,237
                      137,012        11,161                              3,237
                      141,122        7,925                               3,237
                      143,239        4,688                               3,237
                      145,388        1,452                               3,237
                      147,568            0                               3,237

(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS

Assume a $100,000 initial Personal Pension Account Contribution was made at a time when we declared a hypothetical credited rate of 4% and that a $15,000 subsequent Personal Pension Account Contribution was made when we declared a hypothetical credited rate of 3.75%. Your Benefit Balance would increase as follows:

                            PERSONAL                                    PERSONAL                            TOTAL
                        PENSION ACCOUNT         CREDITED             PENSION ACCOUNT        CREDITED       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00  %                                                    104,000
    57                                            4.00  %                                                    108,160
    58                                            4.00  %                                                    112,486
    59                                            4.00  %     Second      $15,000                            131,986
    60                                            4.00  %     Deposit                         3.75  %        137,228
    61                                            4.00  %                                     3.75  %        142,678
    62                                            4.00  %                                     3.75  %        148,345
    63                                            4.00  %                                     3.75  %        154,237
    64                                            4.00  %                                     3.75  %        160,362
    65                                            4.00  %                                     3.75  %        166,732

EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)

The following example illustrates the impact on various values associated to the contract when a transfer from the Sub-Accounts to the Personal Pension Account occurs. Assume that the Owner deposits $100,000 in the Sub-Accounts and then elects to transfer $5,000 from the Sub-Accounts to the Personal Pension Account in which event:

                                                                 TRANSFER FROM
                                                              SUB-ACCOUNTS TO THE
                                                            PERSONAL PENSION ACCOUNT
                                                        BEFORE VALUE            AFTER VALUE
--------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                 $125,000
Remaining Gross Premium                                    $100,000                 $100,000
Return of Premium II Withdrawal Limit                            $0                       $0
Maximum Anniversary Value Withdrawal Limit                      n/a                      n/a
Return of Premium II Death Benefit                         $100,000               $96,153.85
Maximum Anniversary Value Death Benefit -
 Anniversary Value (Before Value is assumed)               $107,000              $102,884.62
Maximum Anniversary Value Death Benefit - Premium
 Payments                                                  $100,000               $96,153.85
Benefit Balance                                                  $0                   $5,000

-   The Sub-Account Value is reduced by the amount of the transfer ($5,000).

- The Remaining Gross Premium associated to the Sub-Accounts is not reduced by the amount of the transfer as Remaining Gross Premium is only reduced for Surrenders or transfers in excess of the Annual Withdrawal Amount.


- As a result of the transfer, the Return of Premium III Death Benefit is reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).



- As a result of the transfer, the Maximum Anniversary Value III Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).


- Assume there were no sums previously invested in the Personal Pension Account. The Benefit Balance is increased by the amount of the transfer ($5,000).

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)

The following example illustrates the impact on various values associated to the Contract when a transfer from the Personal Pension Account to the Sub-Accounts occurs. Assume that the Owner makes a Personal Pension Account Contribution of $100,000 into the Personal Pension Account and then elects to transfer the maximum available transfer from the Personal Pension Account to the Sub-Accounts. The out-bound transfer restriction considers the following factors:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

Where,

- Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 Personal Pension Account Contribution earns a credited interest rate of 3%.

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.


                                                                TRANSFER FROM PERSONAL
                                                                PENSION ACCOUNT TO THE
                                                                     SUB-ACCOUNTS
                                                                     END OF YEAR 1
                                                        BEFORE VALUE               AFTER VALUE
---------------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $104,000                   $108,120
Remaining Gross Premium                                    $100,000                   $104,000
Annual Withdrawal Amount                                     $5,000                     $5,206
Return of Premium III                                      $100,000                   $104,120
Maximum Anniversary Value III - Anniversary Value
 (Before Value is assumed)                                 $100,000                   $104,120
Maximum Anniversary Value III - Premium Payments           $100,000                   $104,120
Benefit Balance                                            $103,000                    $98,880


-   The Benefit Balance is reduced by the amount of the transfer ($4,120).


- The Remaining Gross Premium associated to the Sub-Accounts is increased by the proportional amount of the Contributions to the Personal Pension Account by a factor determined by the amount of the transfer from the PPA relative to the Accumulation Balance ($100,000 x [$4,120/$103,000] = $4,000).



- The Return of Premium III Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).



- The Maximum Anniversary Value III Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).


-   The Sub-Account Value is increased by the amount of the transfer ($4,120).

APP A-12

-------------------------------------------------------------------------------

EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE


Assume that the Owner desires to start taking all Personal Pension Account Payouts and then fully commute the Personal Pension Account Payouts in year 20, which is outside of their Guarantee Window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). Also, assume that the initial Personal Pension Account Contribution is equal to $100,000 and no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts.


                 CONTRACT                      BENEFIT        ACCUMULATION           CREDITED
                   YEAR            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00%
                      1              61          105,000           105,000              5.00%
                      2              62          110,250           110,250              5.00%
                      3              63          115,763           115,763              5.00%
 GUARANTEE            4              64          121,551           121,551              5.00%
   WINDOW             5              65          127,628           127,628              5.00%
                      6              66          134,010           134,010              5.00%
                      7              67          140,710           140,710              5.00%
                      8              68          147,746           147,746              5.00%
                      9              69          155,133           155,133              5.00%
                     10              70          162,889           162,889              3.00%
                     11              71          167,776           167,776              3.00%
                     12              72          172,809           172,809              3.00%
                     13              73          177,994           177,994              3.00%
                     14              74          183,334           183,334              3.00%
                     15              75          188,834           188,834              3.00%
                     16              76          194,499           194,499              3.00%
                     17              77          200,333           200,333              3.00%
                     18              78          206,343           206,343              3.00%
                     19              79          212,534           212,534              3.00%
                     20              80          218,910                 0   (2)        1.50%
                     21              81              n/a               N/A               n/a   (3)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                ANNUITY
                PAYOUT        PAYOUT RATES     COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                        0          61.99                           $ 0
                        0          62.33                             0
                        0          62.72                             0
 GUARANTEE              0          63.16                             0
   WINDOW               0          63.65                             0
                        0          64.17                             0
                        0          64.73                             0
                        0          65.31                             0
                        0          65.91                             0
                        0          66.56                             0
                        0          69.14                             0
                        0          71.94                             0
                        0          74.99                             0
                        0          78.32                             0
                        0          81.96                             0
                        0          85.92                             0
                        0          90.11                             0
                        0          94.63                             0
                        0          99.55                             0
                  218,910         105.02   (6) $156,367   (5)        0   (4)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A         22,989   (7)
                      N/A            N/A            N/A         22,989   (7)


(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the Guarantee Window. Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.


(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this Example.

                                                                    APP A-13

-------------------------------------------------------------------------------

(3)  Interest is no longer credited under the Personal Pension Account.

(4) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the payout rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$105.02/1,000 = $22,989. However, in this example, Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(5) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$22,989, rounded down = 9 years) calculated using this discount rate.


(6) Hypothetical Payout Rate used because Personal Pension Accounts and subsequent commutation occur outside of the Guarantee Window.


(7) Lifetime Personal Pension Account Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE


Assume that the Owner desires to start taking Personal Pension Account Payouts and commute half of the Personal Pension Account Payouts in year 20, which is outside of their Guarantee Window. In this Example, the Guarantee Window is represented by the shaded area in years 1 though 7. Year 20 "Before" illustrates how the Annuity Payout Value is split in half to serve as the basis for Personal Pension Account Payouts and the Commuted Value. Year 20 "After" illustrates the amounts paid to the Owner in the form of Personal Pension Account Payouts and Commuted Value. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). The Guaranteed Payout Duration in this Example is illustrated as the shaded rows corresponding to Contract Years 20 through 28. Assume the initial Deposit is equal to $100,000 and no sums are invested in the Fixed Accumulation Feature or Sub-Accounts.

                                                                                 ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         CREDITED        PAYOUT
    YEAR           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%               0
     2              62          110,250          110,250             5.00%               0
     3              63          115,763          115,763             5.00%               0
     4              64          121,551          121,551             5.00%               0
     5              65          127,628          127,628             5.00%               0
     6              66          134,010          134,010             5.00%               0
     7              67          140,710          140,710             5.00%               0
     8              68          147,746          147,746             5.00%               0
     9              69          155,133          155,133             5.00%               0
     10             70          162,889          162,889             3.00%               0
     11             71          167,776          167,776             3.00%               0
     12             72          172,809          172,809             3.00%               0
     13             73          177,994          177,994             3.00%               0
     14             74          183,334          183,334             3.00%               0
     15             75          188,834          188,834             3.00%               0
     16             76          194,499          194,499             3.00%               0
     17             77          200,333          200,333             3.00%               0
     18             78          206,343          206,343             3.00%               0
     19             79          212,534          212,534             3.00%               0
 20 BEFORE          80          218,910                0   (2)       1.50%         109,455
  20 AFTER          80           97,960                0   (2)        n/a           97,960
     21             81           86,465              N/A              n/a   (3)     86,465
     22             82           74,970              N/A              n/a           74,970
     23             83           63,475              N/A              n/a           63,475
     24             84           51,980              N/A              n/a           51,980
     25             85           40,485              N/A              n/a           40,485
     26             86           28,990              N/A              n/a           28,990
     27             87           17,495              N/A              n/a           17,495
     28             88            6,000              N/A              n/a            6,000
     29             89                0              N/A              n/a                0
     30             90                0              N/A              n/a                0
     31             91                0              N/A              n/a                0

                    ANNUITY
  CONTRACT           PAYOUT              COMMUTED           PAYOUT RATES
    YEAR            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                      0                                    61.99         $ 0
     2                      0                                    62.33           0
     3                      0                                    62.72           0
     4                      0                                    63.16           0
     5                      0                                    63.65           0
     6                      0                                    64.17           0
     7                      0                                    64.73           0
     8                      0                                    65.31           0
     9                      0                                    65.91           0
     10                     0                                    66.56           0
     11                     0                                    69.14           0
     12                     0                                    71.94           0
     13                     0                                    74.99           0
     14                     0                                    78.32           0
     15                     0                                    81.96           0
     16                     0                                    85.92           0
     17                     0                                    90.11           0
     18                     0                                    94.63           0
     19                     0                                    99.55           0
 20 BEFORE     (4)    109,455   (4)
  20 AFTER     (5)          0             $ 78,185   (7)        105.02   (8) 11,495    (6)
     21                     0                  N/A                 N/A       11,495
     22                     0                  N/A                 N/A       11,495
     23                     0                  N/A                 N/A       11,495
     24                     0                  N/A                 N/A       11,495
     25                     0                  N/A                 N/A       11,495
     26                     0                  N/A                 N/A       11,495
     27                     0                  N/A                 N/A       11,495
     28                     0                  N/A                 N/A       11,495
     29                     0                  N/A                 N/A       22,989    (9)
     30                     0                  N/A                 N/A       22,989
     31                     0                  N/A                 N/A       22,989


(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the Guarantee Window. Personal Pension Account Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.


(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3)  Interest is no longer credited under the Personal Pension Account.

                                                                    APP A-15

-------------------------------------------------------------------------------

(4) In year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of Personal Pension Account Payouts. Thus, the Accumulation Balance of $210,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for Personal Pension Account Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(5) The Annuity Payout Value of $109,455 is reduced by the Personal Pension Account Payout of $11,495, leaving an Annuity Payout Value of $97,960 remaining.

(6) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the appropriate payout rate and dividing by 1,000. In this case, $109,455*105.02/1,000 = $11,495. However, in this example, half of the Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in years 29, 30, and 31.

(7) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$11,495, rounded down = 9) calculated using the discount rate.


(8) A hypothetical Payout Rate is used because Personal Pension Account Payouts and commutation occur outside of the Guarantee Window.


(9) In this case, the lifetime Personal Pension Account Payouts for each Annuity Payout Value is $11,495 ($109,455*105.02/1000 = $11,495). When
     combined, these lifetime Personal Pension Account Payouts equal $22,989. Lifetime Personal Pension Account Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

APP A-16

--------------------------------------------------------------------------------

EXAMPLE 5: PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS

The following examples illustrate automatic transfers of investment gains from Sub-Account(s) into the Personal Pension Account (PPA). The examples assume a $100,000 initial premium payment into the Sub-Account(s) with $10,000 initial Contribution into PPA. The examples illustrate the effect of these types of transfers on the components of the variable annuity Contract in varying market conditions. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(a)  FIXED DOLLAR AMOUNT OPTION

Under this option, the client indicates the specific dollar amount to be transferred and frequency of the transfers. The below illustrates an annual transfer of $5,000 with program election occurring at the time of Contract issue. As used below, "BOY" refers to the beginning of Contract Year.



                          CONTRACT         CONTRACT
       CONTRACT            VALUE            VALUE                 ANNUAL
         YEAR              (BOY)        (END OF YEAR)         PERFORMANCE(1)
-------------------------------------------------------------------------------
           1             $100,000.00      $102,000.00               2.00%
           2              97,000.00       100,000.00                3.09%
           3              95,000.00        94,500.00               -0.53%
           4              89,500.00        95,000.00                6.15%
           5              90,000.00        98,000.00                8.89%
           6              93,000.00       106,000.00               13.98%
           7             101,000.00       104,000.00                2.97%
           8              99,000.00       105,000.00                6.06%

                                PPA -
                               BENEFIT            TOTAL DEATH
       CONTRACT              BALANCE(2)             BENEFIT         TRANSFER
         YEAR                   (BOY)                (BOY)           AMOUNT
-----------------------  ---------------------------------------------------
           1                  $10,000.00           $112,000.00      $5,000.00
           2                  15,300.00            115,300.00       5,000.00
           3                  20,759.00            115,259.00       5,000.00
           4                  26,381.77            121,381.77       5,000.00
           5                  32,173.22            130,173.22       5,000.00
           6                  38,138.42            144,138.42       5,000.00
           7                  44,282.57            148,282.57       5,000.00
           8                  50,611.05            155,611.05       5,000.00



(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.


(2)  Annual interests of 3% was utilized in determining the Benefit Balance.

(b) INVESTMENT GAINS OPTION


Under this option, we will automatically transfer over any investment gains determined under the program on an annual basis into the Personal Pension Account. In this example the program was established at the time of Contract issue and there is fluctuating (positive and negative) market conditions. As used below, "BOY" refers to beginning of Contract Year and "EOY" refers to end of Contract Year.


                                                                  PPA         PPA
                CONTRACT      CONTRACT                          BENEFIT     BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT        BALANCE     BALANCE
    YEAR         (BOY)         (EOY)          GAINS(1)(2)        (BOY)      (EOY)(4)
-------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -       $10,000.00  $10,300.00
     2           99,000.00    101,000.00       $1,000.00        10,300.00   11,609.00
     3          100,000.00     95,000.00               -   (3)  11,609.00   11,957.27
     4           95,000.00     93,550.00               -        11,957.27   12,315.99
     5           93,550.00     98,000.00               -        12,315.99   12,685.47
     6           98,000.00    100,000.00               -        12,685.47   13,066.03
     7          100,000.00     99,500.00               -        13,066.03   13,458.01
     8           99,500.00    102,000.00        2,000.00        13,458.01   15,861.75

(1) Investment Gains are determined by comparing the positive difference between your Anniversary Value and Starting Value adjusted for surrenders as of each Contract Anniversary. For example, in year 2, we compare the $100,000 PPA Benefit Balance to the Contract Value EOY $101,000.

(2)  Is the amount transferred to the Personal Pension Account.

(3) No transfer to the Personal Pension Account occurs as there are no Investment Gains.

(4) Annual credited interest rate of 3% was utilized in determining the Benefit Balance.

                    APP A-17

--------------------------------------------------------------------------------

(c)  INVESTMENT GAINS OPTION


Any optional death benefits elected on your contract would be impacted by the transfer of investment gains.


Return of Premium III elected:

                                                                    ROP III
                                                                PERSONAL PENSION            ROP III                  ROP III
            CONTRACT       CONTRACT                              PLAN TRANSFER           DEATH BENEFIT            DEATH BENEFIT
CONTRACT      VALUE          VALUE           INVESTMENT           LIMIT PRIOR           PREMIUMS PRIOR              PREMIUMS
  YEAR        (BOY)          (EOY)             GAINS              TO TRANSFER             TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
   1        $100,000.00     $99,000.00                -             $5,000.00              $100,000.00              $100,000.00
   2          99,000.00     101,000.00        $1,000.00              5,000.00               100,000.00                99,000.00  (1)

Maximum Anniversary Value III elected:

                                                                              MAV III
                                                                          PERSONAL PENSION                         ANNIVERSARY
                      CONTRACT       CONTRACT                              PLAN TRANSFER       ANNIVERSARY          VALUE AT
     CONTRACT           VALUE          VALUE           INVESTMENT           LIMIT PRIOR        VALUE PRIOR         END OF EACH
       YEAR             (BOY)          (EOY)             GAINS              TO TRANSFER        TO TRANSFER        CONTRACT YEAR
------------------------------------------------------------------------------------------------------------------------------------
        1             $100,000.00     $99,000.00                -             $5,000.00         $100,000.00         $100,000.00  (2)
        2               99,000.00     101,000.00        $1,000.00              5,000.00          100,000.00          100,000.00  (3)

(1) Transfers to the Personal Pension Account up to the Personal Pension Account Transfer Limit impact the Return of Premium III Death Benefit by the amount transferred.

(2) The Contract Year 1 Anniversary Value would also be adjusted to $99,000.00 due to the Year 2 $1,000 transfer.

(3) Transfers to the Personal Pension Account up to the Personal Pension Account Transfer Limit impact the Maximum Anniversary Value III Death Benefit by the amount transferred. The $1,000 reduction is applied to the $101,000 Maximum Anniversary Value.

(d) INCOME PATH-ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

In this example, the Income Path program is established at the time of Contract issue. The current age of the Annuitant is 70, and the Target Income Age is 75; therefore, the length of time to the Target Income Age 5 years. The Starting Allocation elected is 60% Contract Value and 40% Personal Pension Account. The Target Allocation elected is 20% Contract Value and 80% Personal Pension Account. If there was no financial activity and flat annual performance, we would transfer 8.00% annually:

(Contract Value Starting Allocation - Contract Value Ending Allocation) / number of years from program start date to Target Income Age

(60 - 20) / 5 = 8.00%

                                                    APP A-18

--------------------------------------------------------------------------------


(e)  INCOME PATH ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:



                                                                                              INCOME PATH
                                                                                                PROGRAM
                                                                                           ANNUAL ALLOCATION
                       ANNUAL                   "PRIOR TO TRANSFER"                           PERCENTAGE
                      CONTRACT                      PERCENTAGES   PPA -                         TARGETS      PPA -
   CONTRACT             VALUE             CONTRACT               BENEFIT            CONTRACT                BENEFIT
     YEAR          PERFORMANCE (1)         VALUE                 BALANCE             VALUE                  BALANCE
------------------------------------------------------------------------------------------------------------------------
       0                                     60.0%                 40.00%             60.0%                   40.00%
       1                 -0.07              57.53%                 42.47%            56.67%(2)                43.33%
       2                 -0.14              52.20%                 47.80%            53.34%                   46.66%
       3                 0.079              53.36%                 46.64%            50.01%                   49.99%
       4                 0.081              51.22%                 48.78%            46.67%                   53.33%
       5                 0.066              47.53%                 52.47%            43.32%                   56.68%
       6                -0.024              42.00%                 58.00%            40.00%                   60.00%

                      ACTUAL
                     TRANSFER
                    FROM CV TO
                       PPA:
                    PERCENTAGE                 "AFTER TRANSFER"
                     TRANSFER                     PERCENTAGES   PPA -
   CONTRACT         OF CONTRACT         CONTRACT               BENEFIT
     YEAR             VALUE %            VALUE                 BALANCE
---------------  ----------------------------------------------------------
       0                                   60.0%                 40.00%
       1               0.86%(3)           56.67%                 43.33%
       2                  0%(4)           52.20%                 47.80%
       3               3.35%              50.01%                 49.99%
       4               4.55%              46.67%                 53.33%
       5               4.21%              43.32%                 56.68%
       6               2.00%              40.00%                 60.00%



(1) The annual performance displayed appllies only to the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.



(2) Calculated as follows: Previous year Contract Value percentage - (Starting Allocation - Ending Allocation) / # of years from program start date to Target Income Age: 60.00% - (60 - 40) / 6 = 56.67.0%



(3) Calculated as follows: Contract Value "Prior to Transfer" Percentage - Contract Value Percentage Target: 57.53% - 56.67% = 0.86%



(4) No transfer occurs because the current allocation exceeds the Target Allocation for that year.

                    APP A-19

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLES

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value (minus Distribution Charges, if applicable);

B = Premium Payments adjusted for partial Surrenders; and

C = Maximum Anniversary Value.


MAXIMUM ANNIVERSARY VALUE III EXAMPLE 1:


Assume your initial Premium Payment is $100,000.



                                             TOTAL
                              PERSONAL      PREMIUM
                              PENSION      PAYMENTS
                CONTRACT      ACCOUNT    (ADJUSTED BY        CONTRACT
  CONTRACT     VALUE(3)(4)    TRANSFER    SURRENDERS)         VALUE
    YEAR           "A"        LIMIT(5)        "B"         PERFORMANCE(4)
--------------------------------------------------------------------------
     0          $100,000.00   $5,000.00    $100,000.00          0.00%
     1           102,120.00    5,106.00     100,000.00          2.12%
     2           107,001.34    5,350.07     100,000.00          4.78%
     3           105,663.82    5,350.07     100,000.00         -1.25%
     4            96,259.74    5,350.07     100,000.00         -8.90%
     5           106,424.77    5,350.07     100,000.00         10.56%

                                                                   GUARANTEED
                                          MAXIMUM                   MINIMUM
                                        ANNIVERSARY              DEATH BENEFIT
                                      VALUE AT END OF              AT END OF
                                       EACH CONTRACT           EACH CONTRACT YEAR
  CONTRACT     ANNIVERSARY                 YEAR              GREATEST OF "A", "B",
    YEAR        VALUE(2)                    "C"                     AND "C"
------------  -----------------------------------------------------------------------
     0                    -                        -               $100,000.00
     1          $102,120.00              $102,120.00                102,120.00
     2           107,001.34   (1)         107,001.34                107,001.34
     3           105,663.82               107,001.34                107,001.34
     4            96,259.74               107,001.34                107,001.34
     5           106,424.77               107,001.34                107,001.34


(1) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

(2) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments transfers to and from the Personal Pension Account and Partial Surrenders, if applicable.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(5) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

APP A-20

--------------------------------------------------------------------------------


MAXIMUM ANNIVERSARY VALUE III EXAMPLE 2:



Assume your initial Premium Payment is $100,000. At the end of Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you transfer $7,850.07, an amount equal to the PPA Transfer Limit, to the Personal Pension Account. In Contract Year 5 you take a partial Surrender for $10,000.



                                                TOTAL
                                               PREMIUM
                                              PAYMENTS
                   CONTRACT        PPA      (ADJUSTED BY
   CONTRACT       VALUE(6)(8)    TRANSFER    SURRENDERS)
     YEAR             "A"       LIMIT(10)        "B"
---------------------------------------------------------
       0           $100,000.00   $5,000.00    $100,000.00
       1            102,120.00    5,000.00     100,000.00
       2            157,001.34    5,106.00     150,000.00
       3            147,188.75    7,850.07     142,149.93
       4            134,088.95    7,457.56     142,149.93
       5            130,324.09    7,457.56     132,019.81

                                                  MAXIMUM
                                                ANNIVERSARY              DEATH BENEFIT
                                              VALUE AT END OF              AT END OF
                                               EACH CONTRACT           EACH CONTRACT YEAR
   CONTRACT            ANNIVERSARY                YEAR(8)            GREATEST OF "A", "B",
     YEAR               VALUE(5)                    "C"                     AND "C"
---------------  ----------------------------------------------------------------------------
       0                          -                        -               $100,000.00
       1                $133,988.73  (1)(3)(4)   $102,120.00                102,120.00
       2         (2)     138,522.21  (1)(3)(4)(7)    157,001.34             157,001.34
       3         (9)     136,699.53  (3)          149,151.27                149,151.27
       4                 124,533.29  (3)          149,151.27                149,151.27
       5         (3)     130,324.09               138,522.21                138,522.21   (7)


(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 partial Surrender results in a factor of 0.928736397 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.928736397 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,324.09).

(4) The $7,850.07 transfer to the Personal Pension Account results in a dollar-for-dollar reduction to Premium Payments as well as all previous Anniversary Values.

(5) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders, if applicable.

(6)  Does not reflect a Distribution Charge, if applicable.

(7) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders.

(8) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfers to and from the Personal Pension Account and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(9) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $7,850.07.

(10) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

                    APP A-21

--------------------------------------------------------------------------------


MAXIMUM ANNIVERSARY VALUE III EXAMPLE 3:


Assume the same facts as the example above, except that in Contract Year 3 you transfer $10,000, an amount in excess of the Personal Pension Account Transfer Limit, to the Personal Pension Account.



                                    PERSONAL
                                     PENSION
                                     ACCOUNT     PREMIUM
  CONTRACT          CONTRACT        TRANSFER     PAYMENTS
    YEAR        VALUE "A"(6)(8)     LIMIT(10)      "B"
---------------------------------------------------------------
     0             $100,000.00      $5,000.00   $100,000.00
     1              102,120.00       5,000.00    100,000.00
     2              157,001.34       5,106.00    150,000.00  (2)
     3              145,038.82       7,850.07    140,073.60  (9)
     4              132,130.36       7,348.63    140,073.60
     5              128,274.43       7,348.63    129,943.48  (3)

                                                                         MINIMUM
                                                MAXIMUM                 GUARANTEED
                                              ANNIVERSARY             DEATH BENEFIT
                                            VALUE AT END OF             AT END OF
                                             EACH CONTRACT          EACH CONTRACT YEAR
  CONTRACT    ANNIVERSARY                       YEAR(8)           GREATEST OF "A", "B",
    YEAR        VALUE(5)                          "C"                    AND "C"
------------  ----------------------------------------------------------------------------
     0                   -                               -              $100,000.00
     1         $132,558.95  (1)(3)(4)          $102,120.00               102,120.00
     2          136,343.61  (1)(3)(4)(7)        157,001.34               157,001.34
     3          134,549.62  (3)                 146,972.67               146,972.67
     4          122,574.70  (3)                 146,972.67               146,972.67
     5          128,274.43                      136,343.61               136,343.61   (7)


(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 partial Surrender results in a factor of 0.927680047 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.927680047 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274.43).

(4) The $10,000 transfer to the Personal Pension Account results in a dollar for dollar reduction to Premium Payments as well as all previous Anniversary Values up to the PPA Transfer Limit of $7,850.07 and then a factor of 0.985393359 is applied. The factor of 0.985393359 is derived by 1-(A/(B-C)) where A is the amount transferred in excess of the Personal Pension Account Transfer Limit $2,149.93; B is the Contract Value Prior to the Transfer $155,038.82; and C is the PPA Transfer Limit less any previous transfers to the Personal Pension Account that contract year $7,850.07.

(5) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account Personal Pension Account, and Partial Surrenders, if applicable.

(6)  Does not reflect a Distribution Charge, if applicable.

(7) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to/from Personal Pension Account, and partial Surrenders.

(8) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfer to/from Personal Pension Account, and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(9) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $10,000.

(10) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

APP A-22

--------------------------------------------------------------------------------


MAXIMUM ANNIVERSARY VALUE III EXAMPLE 4:


MAXIMUM ANNIVERSARY VALUE III RIDER CHARGE EXAMPLE

Assume the Maximum Anniversary Value is $102,120.00 and Premium Payments is $100,000. The current rider charge is 0.75%.

The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $765.90, or $102,120 x 0.75%.


MAXIMUM ANNIVERSARY VALUE III EXAMPLE 5:



A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made.



The formula to calculate the proportional factor is 1 - ( A / B ), where:



A = The amount of the Surrender or transfer that exceeds a permissible limit, and



B = The Contract Value immediately prior to the transaction.



This example illustrates the impact of a transfer to the Personal Pension Account in excess of the Personal Pension Account Transfer Limit on the Maximum Anniversary Value III optional death benefit. Assume an amount equal to the Personal Pension Account Transfer Limit has already been transferred during the Contract year, and an additional amount of $10,000 is transferred to the Personal Pension Account during the same Contract year. Assume there have been no Surrenders and no prior excess transfers to the Personal Pension Account.



     Values immediately prior to the partial Surrender:



       -   Your Contract Value is $140,000.



       -   Your total Premium Payments are $120,000.



       - Your Maximum Anniversary Value III component of your death benefit is $150,000.



       -   Your Personal Pension Account Benefit Balance is $6,000.



The factor for this transaction is 0.928571 and was derived from: 1 - (10,000/140,000).



     Values after the partial Surrender:



       -   Your Contract Value is $130,000.



       -   Your total Premium Payments are $120,000.



       - Your Premium Payments adjusted for partial Surrenders and excess transfers to the PPA are $111,429.



       - Your Maximum Anniversary Value III component of your death benefit is $139,286.



       -   Your Personal Pension Account Benefit Balance is $16,000.

                    APP A-23

--------------------------------------------------------------------------------

RETURN OF PREMIUM III EXAMPLES


RETURN OF PREMIUM III EXAMPLE 1: Assume your initial Premium Payment is $100,000. In Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you transfer $7,500.00, an amount equal to the Personal Pension Account Transfer Limit, to the Personal Pension Account. In Contract Year 5 you take a partial Surrender for $10,000.



                               PERSONAL                              GUARANTEED
                               PENSION                                 MINIMUM
                               ACCOUNT                              DEATH BENEFIT
  CONTRACT      CONTRACT       TRANSFER       PREMIUM                 AT END OF
    YEAR       VALUE(3)(4)     LIMIT(6)      PAYMENTS            EACH CONTRACT YEAR
--------------------------------------------------------------------------------------
     0          $100,000.00                  $100,000.00              $100,000.00
     1           102,120.00     $5,000.00     100,000.00               102,120.00
     2           157,001.34      5,000.00     150,000.00   (1)         157,001.34
     3           147,538.82      7,500.00     142,500.00   (5)         147,538.82
     4           134,407.86      7,125.00     142,500.00               142,500.00
     5           130,657.83      7,125.00     132,369.03   (2)         132,369.03


(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 partial Surrender results in a factor of 0.928905486 being applied to Premium Payments. After multiplying the factor of 0.928905486 to $142,500, the adjusted Premium Payments equal $132,369.03. The factor of
     0.928905486 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,657.83).

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity.

(5) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $7,500.00.

(6) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).


RETURN OF PREMIUM III EXAMPLE 2: Assume the same facts as the example above, except that in Contract Year 3 you transfer $10,000, an amount in excess of the PPA Transfer Limit, to the Personal Pension Account.



                            PERSONAL                             MINIMUM
                             PENSION                            GUARANTEED
                             ACCOUNT                          DEATH BENEFIT
  CONTRACT      CONTRACT    TRANSFER     PREMIUM                AT END OF
    YEAR      VALUE(3)(4)   LIMIT(6)     PAYMENTS           EACH CONTRACT YEAR
--------------------------------------------------------------------------------
     0         $100,000.00              $100,000.00             $100,000.00
     1          102,120.00  $5,000.00    100,000.00              102,120.00
     2          157,001.34   5,000.00    150,000.00   (1)        157,001.34
     3          145,038.82   7,500.00    140,085.38   (5)        145,038.82
     4          132,130.36   7,004.27    140,085.38              140,085.38
     5          128,274.43   7,004.27    129,954.41   (2)        129,954.41


(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 partial Surrender results in a factor of 0.928905486 being applied to Premium Payments. After multiplying the factor of 0.927680047 to $140,085.38, the adjusted Premium Payments equal $129,954.41. The factor of
     0.927680047 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274.43).

APP A-24

--------------------------------------------------------------------------------

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and partial Surrender activity.

(5) The $10,000 transfer to the Personal Pension Account results in a dollar for dollar reduction to Premium Payments as well as all previous Anniversary Values up to the Personal Pension Account Transfer Limit of $7,500 and then a factor of 0.983055307 is applied. The factor of
     0.983055307 is derived by 1-(A/(B-C)) where A is the amount transferred in excess of the Personal Pension Account Transfer Limit $2,500; B is the Contract Value prior to the transfer $155,038.82; and C is the Personal Pension Account Transfer Limit less any previous transfers to the Personal Pension Account that contract year $7,500.

(6) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).


RETURN OF PREMIUM III EXAMPLE 3:



A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made.



The formula to calculate the proportional factor is 1 - ( A / B ), where:



A = The amount of the surrender or transfer that exceeds a permissible limit, and



B = The contract value immediately prior to the transaction.



This example illustrates the impact of a partial Surrender on Return of Premium III in a down market. Assume a partial Surrender taken in Contract Year 2 equals $5,000. All Surrenders reduce your Return of Premium III death benefit value on a proportional basis.



     Values immediately prior to the partial Surrender:



       -   Your Contract Value is $85,000.



       -   Your total Premium Payments are $100,000.



       -   Your Return of Premium death benefit value is $100,000.



The factor for this transaction is 0.941176 and was derived from: 1 - (5,000/85,000).



     Values after the partial Surrender:



       -   Your Contract Value is $80,000.



       -   Your total Premium Payments are $100,000.



       -   Your Return of Premium death benefit value is $94,118.

                                                                    APP A-25

-------------------------------------------------------------------------------

SAFETY PLUS EXAMPLES:


SAFETY PLUS EXAMPLE 1: Assume your initial Premium Payment is $100,000. Prior to your first Contract Anniversary, you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you apply an additional subsequent Premium Payment of $15,000.



                                                                                       GUARANTEED                CREDIT TO
                CONTRACT                      CONTRACT             PREMIUM            ACCUMULATION            CONTRACT VALUE,
                  YEAR                      VALUE(3)(4)            PAYMENTS             BENEFIT                   IF ANY
---------------------------------------------------------------------------------------------------------------------------------
                    0                         $100,000.00          $100,000.00          $100,000.00
                   0.5                         145,000.00           150,000.00           150,000.00   (1)
                    1                          146,450.00           150,000.00           150,000.00
                    2                          158,166.00           150,000.00           150,000.00
                    3                          182,655.96   (2)     165,000.00   (2)     150,000.00   (2)
                    4                          160,737.24           165,000.00           150,000.00
                    5                          152,700.38           165,000.00           150,000.00
                    6                          166,443.42           165,000.00           150,000.00
                    7                          174,765.59           165,000.00           150,000.00
                    8                          157,289.03           165,000.00           150,000.00
                    9                          143,133.02           165,000.00           150,000.00
                   10                          135,976.37           165,000.00         $ 150,000.00              $ 14,023.63   (5)



(1) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the subsequent Premium Payment in the first contract year of $50,000.



(2) The Guaranteed Accumulation Benefit of $150,000 is not adjusted by the subsequent Premium Payment in the third contract year of $15,000.


(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment activity.


(5) On Rider Maturity Date, a credit equal to the difference in the Contract Value and the Guaranteed Accumulation Benefit is applied to the Contract Value to bring the Contract Value equal to the Guaranteed Accumulation Benefit $150,000.



SAFETY PLUS EXAMPLE 2: Assume your initial Premium Payment is $100,000. In Contract Year 1 you transfer $5,000, an amount equal to the Personal Pension Account Transfer Limit, to the Personal Pension Account. After the Rider Maturity Date, but prior to the eleventh Contract Anniversary, you transfer an amount equal to your Contract Value to the Personal Pension Account.



                                                                  GUARANTEED              CREDIT TO
                    CONTRACT                        CONTRACT     ACCUMULATION          CONTRACT VALUE,       PPA ACCUMULATION
                      YEAR                         VALUE(2)(3)      BENEFIT                IF ANY               BALANCE(5)
---------------------------------------------------------------------------------------------------------------------------------
                       0                            $100,000.00    $100,000.00                                     $5,000.00
                       1                              90,950.00      95,000.00   (1)                                5,150.00
                       2                              98,226.00      95,000.00                                      5,304.50
                       3                             104,119.56      95,000.00                                      5,463.64
                       4                              91,625.21      95,000.00                                      5,627.54
                       5                              87,043.95      95,000.00                                      5,796.37
                       6                              94,877.91      95,000.00                                      5,970.26
                       7                              99,621.80      95,000.00                                      6,149.37
                       8                             105,101.00      95,000.00                                      6,333.85
                       9                              98,689.84      95,000.00                                      6,523.87
                       10                             95,729.15      95,000.00              $ 0.00    (4)           6,719.58
                       11                                  0.00         $ 0.00                                    111,064.35   (6)



(1) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the transfer to the PPA in the first contract year of $5,000.


(2)  Does not reflect a Distribution Charge, if applicable.

(3) Assumes annual performance on the Contract Value, as well as transfer to the Personal Pension Account activity.

(4) On the Rider Maturity Date, a credit is not applied to the Contract Value since the Contract Value exceeds the GMAB.

(5) Assumes a credited rate of 3% is applied to the Personal Pension Account Accumulation Balance.

APP A-26

-------------------------------------------------------------------------------


(6) An amount equal to $104,344.77 is transferred to the Personal Pension Account; this amount is equal to the entire Contract Value and assumes investment performance of 9.0% since the 10th Contract Anniversary. $95,000 of the total $104,344.77 transferred will receive Maximum Guaranteed Payout Purchase Rates with a one-time increase to the Purchase Rate (referred to as an Income Enhancer). The remaining $9,344.77 transferred will receive then current Maximum Guaranteed Payout Purchase Rates.



SAFETY PLUS EXAMPLE 3: Assume an initial contribution of $100,000, and during Contract year 4 you make a partial Surrender of $7,000.



                                                                                                                  GUARANTEED
                              CONTRACT                                      CONTRACT            PARTIAL          ACCUMULATION
                                YEAR                                       VALUE(1)(2)         SURRENDER            BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
                                  0                                          $100,000                 -             $100,000
                                  1                                            93,000                 -              100,000
                                  2                                            84,630                 -              100,000
                                  3                                            88,862                 -              100,000
                                  4                                            94,193            $7,000               92,568  (2)
                                  5                                            97,961                 -               92,568
                                  6                                            96,002                 -               92,568
                                  7                                           102,722                 -               92,568
                                  8                                           110,940                 -               92,568
                                  9                                           105,393                 -               92,568
                                 10                                           106,447                 -               92,568  (3)



(1)  Does not reflect a Distribution Charge, if applicable



(2) The partial Surrender of $7,000 reduces the GMAB by a factor of 0.925685, The factor is derived from 1 - ($7,000 / $94,193).



(3) Because the Guaranteed Accumulation Benefit is less than the Contract Value on the 10th Anniversary, there would be no adjustment applied. The Safety Plus rider would subsequently terminate.



SAFETY PLUS EXAMPLE 4:



A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made. The formula to calculate the proportional factor is 1 -(A / B), where:



A = The amount of the surrender or transfer that exceeds a permissible limit, and



B = The Contract Value immediately prior to the transaction.



THIS EXAMPLE ILLUSTRATES THE IMPACT OF A PARTIAL SURRENDER ON THE SAFETY PLUS RIDER IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 4 EQUALS $8,000. ALL SURRENDERS REDUCE THE GUARANTEED ACCUMULATION BENEFIT VALUE ON A PROPORTIONAL BASIS.



     Values immediately prior to the partial Surrender:



       -   Your Contract Value is $90,000.



       -   Your total Premium Payments are $100,000.



       -   Your Guaranteed Accumulation Benefit value is $100,000.



The factor for this transaction is 0.911111 and was derived from: 1 - (8,000/90,000).



     Values after the partial Surrender:



       -   Your Contract Value is $82,000.



       -   Your total Premium Payments are $100,000.



       -   Your Guaranteed Accumulation Benefit value is $91,111.


FUTURE5 AND FUTURE6 EXAMPLES


Future 5 and Future6 operate similarly except vary by Deferral Bonus, fees and investment restrictions. The following benefit features illustrated below apply to Future5 and Future6 interchangeably.

                                                                    APP A-27

-------------------------------------------------------------------------------


FUTURE5 AND FUTURE6 EXAMPLE 1: Assume your initial Premium Payment is $100,000. Your Contract Value, Payment Base and Bonus Base are all equal to $100,000. You have elected Future5 - Single Life, and based on your age of 60 you initial Withdrawal Percent is at 4%. In years 7, 9, 11 and 12 you take partial Surrender of the amount equal to your available Lifetime Benefit Payment. In year 10, you take a partial Surrender of $10,000.




CONTRACT                       CONTRACT            DEFERRAL          WITHDRAWAL
  YEAR         AGE           VALUE(1)(7)             BONUS             PERCENT
-----------------------------------------------------------------------------------
 0              60              $100,000                 $0                4%
 1              61                93,930              5,000                4%
 2              62               101,632              5,000                4%
 3              63               106,694              5,000                4%
 4              64               118,408              5,000                4%
 5              65               125,726              5,000                5%
 6              66               137,306              6,286                5%
 7              67               127,722              6,865                5%
 8              68               126,683                  0                5%
 9              69               134,538                  0                5%
 10             70               138,025                  0                5%
 11             71               140,955                  0                5%
 12             72               141,319                  0                5%

              LIFETIME                              PAYMENT BASE AT        BONUS BASE AT
CONTRACT       BENEFIT            SURRENDER           END OF EACH           END OF EACH
  YEAR         PAYMENT             AMOUNT            CONTRACT YEAR         CONTRACT YEAR
--------  ----------------------------------------------------------------------------------
 0              $4,000                   $0              $100,000              $100,000
 1               4,200                    0               105,000   (2)         100,000
 2               4,400                    0               110,000               100,000
 3               4,600                    0               115,000               100,000
 4               4,800                    0               120,000               100,000
 5               6,286   (4)              0               125,726   (3)         125,726   (3)
 6               6,865                    0               137,306               137,306
 7               7,209                7,209   (5)         144,171                     0   (5)
 8               7,209                    0               144,171                     0
 9               7,209                7,209               144,171                     0
 10              7,209               10,000   (6)         141,094   (6)               0
 11              7,055                7,055               141,094                     0
 12              7,066                7,066               141,319                     0


(1) Assumes annual performance on the Contract Value and Partial Surrender activity. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) The Deferral Bonus is applied to the Payment Base on Contract Anniversaries 1, 2, 3 and 4.

(3) Applies a Market Increase to the Payment Base and the Bonus Base on Contract Anniversaries 5 and 6 because the Contract Value exceeds the Deferral Bonus.

(4) The Lifetime Benefit Payment increases as the result of the increases in the Payment Base. Additionally, because no Surrenders have been taken, the Withdrawal Percent increases to 5% upon attaining the age of 65.

(5) A partial Surrender equal to the Lifetime Benefit Payment does not impact the Payment Base or Lifetime Benefit Payment, but as the first Surrender it resets the Bonus Base to $0 and there are no subsequent Deferral Bonus opportunities.


(6) A partial Surrender of $10,000 is in excess of the Lifetime Benefit Payment; the Payment Base is reset by a factor of 0.97866121 derived from 1
     - ($2,791 / ($138,025 - $7,209)).


(7)  Does not reflect a Distribution Charge, if applicable.


FUTURE5 AND FUTURE6 EXAMPLE 2: Assume the election of Future5 and Maximum Anniversary Value III, with an initial Premium Payment of $100,000 at age 65. In Contract Year 2, a transfer to the Personal Pension Account equal to the Transfer Limit occurs. In Contract Year 4, a transfer in excess of the Transfer Limit occurs.



                                                  MAV III DEATH
                               FUTURE5              BENEFIT AT
                             PAYMENT BASE          BEGINNING OF
                           AT BEGINNING OF             EACH
 CONTRACT     CONTRACT      EACH CONTRACT            CONTRACT          PPA TRANSFER
ANNIVERSARY   VALUE(1)           YEAR                  YEAR           LIMIT / LBP(2)
--------------------------------------------------------------------------------------
  0            $100,000         $100,000              $100,000             $5,000
  1              93,930          105,000               100,000              5,250
  2             101,632          110,000               101,632              5,500
  3             100,920          109,500               100,920              5,475
  4             112,001          114,500               112,001              5,725
  5             108,304          108,304               108,304              5,415
  6             118,279          118,279               118,279              5,914
  7             110,023          118,279               118,279              5,914
  8             115,656          118,279               118,279              5,914


                                   FUTURE5            MAV III DEATH
                                 PAYMENT BASE         BENEFIT AT END
 CONTRACT    TRANSFER           AT END OF EACH           OF EACH
ANNIVERSARY   TO PPA            CONTRACT YEAR         CONTRACT YEAR
-----------  ----------------------------------------------------------
  0                 $0              $100,000              $100,000
  1                  0               105,000               100,000
  2              5,500   (3)         104,500                96,132
  3                  0               109,500               100,920
  4             10,000   (4)         104,399   (4)         102,001   (4)
  5                  0               108,304               108,304
  6                  0               118,279               118,279
  7                  0               118,279               118,279
  8                  0               118,279               118,279



(1) Assumes annual performance on the Contract Value as well as transfers to/from PPA. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

APP A-28

-------------------------------------------------------------------------------


(2) When Future5 is elected and the Lifetime Eligible Income Date has been attained, the prevailing PPA Transfer Limit for both optional benefits is equal to the Lifetime Benefit Payment. This is because the Future5 or Future6 Transfer Limit always prevails over the Maximum Anniversary Value III or the Return of Premium III Transfer Limits.



(3) The transfer of $5,500 equals the PPA Transfer Limit; the Future5 Payment Base and MAV death benefit is reduced by the dollar amount of the transfer.



(4) The transfer of $10,000 exceeds the PPA Transfer Limit; the Future5 Payment Base is first reduced by the dollar amount up to the PPA Transfer Limit, and then by a factor of 0.959774 (Derived from 1 - (($10,000 - $5,725) / ($112,001 - $5,725)). The MAV III is similarly reset, first by the dollar amount up to the Transfer Limit, and then by the same factor of 0.959774. This transaction also resets the Bonus Base to $0



(5)  Does not reflect a Distribution Charge, if applicable.



FUTURE5 AND FUTURE6 EXAMPLE 3: A proportional reduction, in the form of a factor, is applied when a transfer is made to the Personal Pension Account in excess of the PPA Transfer Limit occurs, or when a partial Surrender is taken in excess of the Threshold Payment or Lifetime Benefit Payment, if applicable.



The factor can be calculated as 1 - (A / ( B - C), where:



A = The amount of the surrender or transfer that exceeds the Threshold Payment, Lifetime Benefit Payment, or Transfer Limit,



B = The Contract Value immediately prior to the transaction, and



C = The remaining Threshold Payment, Lifetime Benefit Payment or Transfer Limit immediately prior to the transaction.



This example illustrates the impact of a transfer to the Personal Pension Account in excess of the PPA Transfer Limit on with Future5 or Future6. Assume an amount equal to the Personal Pension Account Transfer Limit has already been transferred during the Contract year, and an additional amount of $15,000 is transferred to the Personal Pension Account during the same Contract year. Assume there have been no surrenders and no prior excess transfers to the Personal Pension Account.



     Values immediately prior to the partial Surrender:



       -   Your Contract Value is $200,000.



       -   Your total Premium Payments are $180,000.



       -   Your Payment Base is $225,000.



       -   Your Deferral Bonus Base is $210,000.



       -   Your Personal Pension Account Benefit Balance is $10,000.



The factor for this transaction is 0.925000 and was derived from: 1 - (15,000/200,000).



     Values after the partial Surrender:



       -   Your Contract Value is $185,000.



       -   Your total Premium Payments are $180,000.



       -   Your Payment Base is $208,125.



       -   Your Deferral Bonus Base is $0.



       -   Your Personal Pension Account Benefit Balance is $25,000.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

There is no information for the Sub-Accounts because as of December 31, 2009, the Sub-Accounts had not commenced operations.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA


I. INVESTMENT OPTIONS (STANDARD)



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 INVESCO V.I. BALANCED RISK ALLOCATION   Long-term capital growth                     Invesco Advisers, Inc.
  FUND - SERIES II
 INVESCO V.I. CORE EQUITY FUND - SERIES  Seeks long-term growth of capital            Invesco Advisers, Inc.
  II
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - SERIES II
 INVESCO V.I. MID CAP CORE EQUITY FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  - SERIES II
 INVESCO V.I. SMALL CAP EQUITY FUND -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH   Maximize total return consistent with        ABIS - AllianceBernstein Investor Services,
  STRATEGY PORTFOLIO - CLASS B           Advisor's determination of reasonable risk   Inc.
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  VALUE PORTFOLIO - CLASS B                                                           Inc.
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 AMERICAN CENTURY VP GROWTH FUND -       The fund seeks long-term capital growth.     American Century Investment Management,
  CLASS II                                                                            Inc.
 AMERICAN CENTURY VP MID CAP VALUE FUND  The fund seeks long-term capital growth.     American Century Investment Management,
  - CLASS II                             Income is a secondary objective.             Inc.
 AMERICAN CENTURY VP VALUE FUND - CLASS  The fund seeks long-term capital growth      American Century Investment Management,
  II                                     with income as a secondary objective.        Inc.
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BLACKROCK CAPITAL APPRECIATION V.I.     Seeks long-term growth of capital            BlackRock Advisors, Inc.
  FUND - CLASS III                                                                    Sub-advised by BlackRock Investment
                                                                                      Management, LLC
 BLACKROCK EQUITY DIVIDEND V.I. FUND -   Seeks long-term total return and current     BlackRock Advisors, LLC
  CLASS III                              income                                       Sub-advised by BlackRock Investment
                                                                                      Management, LLC
 BLACKROCK GLOBAL ALLOCATION V.I. FUND   Seeks high total investment return           BlackRock Advisors, LLC
  - CLASS III                                                                         Sub-advised by BlackRock Investment
                                                                                      Management, LLC and BlackRock International
                                                                                      Limited
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO - SERVICE CLASS 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP MID CAP PORTFOLIO -     Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates

APP C-2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME        Seeks a high level of current income. The    Fidelity Investments Money Management
  PORTFOLIO - SERVICE CLASS 2            fund may also seek capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND -       Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 4                                prospects for capital appreciation
 FRANKLIN RISING DIVIDENDS SECURITIES    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  FUND - CLASS 4                         preservation of capital as an important
                                         consideration
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND - CLASS 4
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND - CLASS 4                         capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND - CLASS 4                                                                      Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND - CLASS   Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  4                                      secondary goal
 TEMPLETON FOREIGN SECURITIES FUND -     Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 4
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  - CLASS 4                              preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND -      Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 4                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  - CLASS IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND - CLASS IB                    providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 AMERICAN FUNDS BLUE CHIP INCOME AND     Seeks to produce income exceeding the        HL Investment Advisors, LLC
  GROWTH HLS FUND - CLASS IB             average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing.
 AMERICAN FUNDS BOND HLS FUND - CLASS    Seeks to maximize current income and         HL Investment Advisors, LLC
  IB                                     preservation of capital.
 AMERICAN FUNDS GLOBAL BOND HLS FUND -   Seeks a high level of total return over the  HL Investment Advisors, LLC
  CLASS IB                               long term
 AMERICAN FUNDS GLOBAL GROWTH AND        Seeks growth of capital over time and        HL Investment Advisors, LLC
  INCOME HLS FUND - CLASS IB             current income
 AMERICAN FUNDS GLOBAL SMALL             Seeks growth of capital over time            HL Investment Advisors, LLC
  CAPITALIZATION HLS FUND - CLASS IB

                                                                     APP C-3

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH HLS FUND - CLASS  Seeks growth of capital                      HL Investment Advisors, LLC
  IB
 AMERICAN FUNDS GROWTH-INCOME HLS FUND   Seeks long-term growth of capital and        HL Investment Advisors, LLC
  - CLASS IB                             income over time
 AMERICAN FUNDS INTERNATIONAL HLS FUND   Seeks long-term growth of capital            HL Investment Advisors, LLC
  - CLASS IB
 AMERICAN FUNDS NEW WORLD HLS FUND -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  - CLASS IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -  Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  - CLASS IB                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND - CLASS IB     Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND - CLASS    Seeks high current income with growth of     HL Investment Advisors, LLC
  IB                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND - CLASS IB      Seeks to provide high current income, and    HL Investment Advisors, LLC
                                         long-term total return                       Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND - CLASS IB                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND - CLASS  Maximum current income consistent with       HL Investment Advisors, LLC
  IB*                                    liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD PORTFOLIO DIVERSIFIER HLS      Seeks to replicate the performance of the    HL Investment Advisors, LLC
  FUND - CLASS IB                        Portfolio Diversifier Benchmark.             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD TOTAL RETURN BOND HLS FUND -   Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IB                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND - CLASS IB      Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO -  High current income and the opportunity for  Lord, Abbett & Co. LLC
  CLASS VC                               capital appreciation to produce a high
                                         total return
 LORD ABBETT FUNDAMENTAL EQUITY          Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO - CLASS VC                   without excessive fluctuations in market
                                         value

APP C-4

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO - CLASS VC                   without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES - SERVICE CLASS    Seeks capital appreciation                   MFS Investment Management
 MFS(R) NEW DISCOVERY SERIES - SERVICE   Seeks capital appreciation                   MFS Investment Management
  CLASS
 MFS(R) RESEARCH BOND SERIES - SERVICE   Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES - SERVICE    Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES - SERVICE CLASS     Seeks capital appreciation                   MFS Investment Management
PIMCO EQUITY SERIES VIT
 PIMCO EQS PATHFINDER PORTFOLIO -        The Portfolio seeks capital appreciation     Pacific Investment Management Company LLC
  ADVISOR CLASS
PIMCO VARIABLE INSURANCE TRUST
 PIMCO ALL ASSET PORTFOLIO - ADVISOR     The Portfolio seeks maximum real return,     PIMCO Research Affiliates
  CLASS                                  consistent with preservation of real
                                         capital and prudent investment management
 PIMCO GLOBAL-MULTI ASSET PORTFOLIO -    The Portfolio seeks total return which       Pacific Investment Management Company LLC
  ADVISOR CLASS                          exceeds that of a blend of 60% MSCWorld
                                         Index/40% Barclays Capital U.S. Aggregate
                                         Index
PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME FUND - CLASS    Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT INVESTORS FUND - CLASS IB     Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 PUTNAM VT VOYAGER FUND - CLASS IB       Capital appreciation                         Putnam Investment Management, LLC
 FIXED ACCUMULATION FEATURE**            Preservation of Capital                      N/A



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this product.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - CONTRACT EXCHANGE PROGRAM

This notice provides important points to think about before you exchange qualifying existing variable annuity(ies) for Hartford's Personal Retirement Manager variable annuity. You should review the prospectus for Hartford's Personal Retirement Manager variable annuity ("Prospectus") for more information about Hartford's Personal Retirement Manager contract ("Replacement Contract") between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") and its risks. You can obtain a copy of the Prospectus and the statement of additional information ("SAI"), as filed with the Securities and Exchange Commission, free of charge, by contacting us.

We are offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a Replacement Contract. We reserve the right to start and stop this offer, in whole or in part, at any time without notice.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications. We call contract owners that meet all of these qualifications "Eligible Contract Owners":

- You must own an Access, Core, Outlook or Plus version of one or more of the following series of contracts ("Eligible Contracts") as of the Exchange Date (as defined below).

X  Director Series VII, VIII

X  Hartford Leaders Series I/IR; II/IIR, III, IV

X  Director M

- The Owner(s), Annuitant and Beneficiary in all Eligible Contracts must remain the same in the Replacement Contract.

- The Contract Value of all Eligible Contracts (or the cumulative Contract Value of multiple Eligible Contracts) must meet the Contract Value minimum requirements for the Replacement Contract as of the Exchange Date. All Contract Value within Eligible Contracts that you decide to exchange must be exchanged; partial exchanges are not permitted.

- For Access version Contracts, You must have owned Eligible Contract(s) for at least 12 months from the original contract issue date of the youngest Eligible Contract to be exchanged and all subsequent Premium Payments must be at least 12 months old.

- You must be a customer of a Financial Intermediary who is participating in this program.

- Your Eligible Contract(s) include an IRA, Roth IRA, SEP IRA, Simple IRA, SAR SEP IRA, or Non-Qualified plan type.

- The Replacement Contract cannot be subject to a sales charge in excess of 9% of the total Premium Payments made under all Eligible Contracts as of the exchange date.

- The following table shows the share class of a Replacement Contract that you may exchange an Eligible Contract for:

   ELIGIBLE CONTRACT SHARE CLASS          REPLACEMENT CONTRACT SHARE CLASS
--------------------------------------------------------------------------------
               Core                                    B or A*
              Access                                      C
              Outlook                                  C or L*
               Plus                                       B
               Edge                                       A

        * Not every contract share class is available through your Financial Intermediary.

-   You must not:

X Be age 81 or older as of the Exchange Date (including any other Contract Owner(s) and the Annuitant).

X Have any Premium Payments that are still subject to contingent deferred sales charges (CDSC).

APP D-2

-------------------------------------------------------------------------------

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?

    (I) FEES AND EXPENSES

This section compares some of the fees and expenses that may differ between an Eligible Contract and a Replacement Contract.

TABLE 1 - CONTRACT TRANSACTION EXPENSES

The first set of tables describes the charges you pay at the time you buy a Contract or withdraw Contract Value, including commutation of the Personal Pension Account values. These tables do not show potential annual maintenance fees, (1) annual fund operating expenses, optional rider fees, premium taxes and other taxes that may apply.

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
ACCESS/C SHARE CONTRACTS            CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                  1.30%         0.20%         0.00%
Director Access Series I              1.50%         0.00%         0.00%
 Contract Years 1-7
Director Access Series I              1.25%         0.00%         0.00%
 Contract Years 8+
Director Access Series II             1.50%         0.00%         0.00%
Director M Access                     1.45%         0.20%         0.00%
Hartford Leaders Access               1.50%         0.15%         0.00%
 Series I Contract Years 1-7
Hartford Leaders Access               1.25%         0.15%         0.00%
 Series I Contract Years 8+
Hartford Leaders Access               1.50%         0.15%         0.00%
 Series II


                                                        CONTINGENT DEFERRED SALES CHARGE YEAR (2)
ACCESS/C SHARE CONTRACTS        1          2          3          4          5          6          7          8          9+
-----------------------------  --------------------------------------------------------------------------------------------
Replacement Contract             2%         0%         0%         0%         0%         0%         0%         0%         0%
Director Access Series I         0%         0%         0%         0%         0%         0%         0%         0%         0%
 Contract Years 1-7
Director Access Series I         0%         0%         0%         0%         0%         0%         0%         0%         0%
 Contract Years 8+
Director Access Series II        0%         0%         0%         0%         0%         0%         0%         0%         0%
Director M Access                0%         0%         0%         0%         0%         0%         0%         0%         0%
Hartford Leaders Access          0%         0%         0%         0%         0%         0%         0%         0%         0%
 Series I Contract Years 1-7
Hartford Leaders Access          0%         0%         0%         0%         0%         0%         0%         0%         0%
 Series I Contract Years 8+
Hartford Leaders Access          0%         0%         0%         0%         0%         0%         0%         0%         0%
 Series II

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
CORE/B SHARE CONTRACTS              CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                  0.30%         0.20%         0.75%
Director Series VII                   1.25%         0.00%         0.00%
Director Series VIII                  1.15%         0.00%         0.00%
Director M                            0.95%         0.20%         0.00%
Hartford Leaders Series I             1.25%         0.15%         0.00%
Hartford Leaders Series II            1.20%         0.15%         0.00%
Hartford Leaders Series III           1.15%         0.20%         0.00%
Hartford Leaders Series IV            1.05%         0.20%         0.00%


                                                        CONTINGENT DEFERRED SALES CHARGE YEAR (2)
CORE/B SHARE CONTRACTS          1          2          3          4          5          6          7          8          9+
-----------------------------  --------------------------------------------------------------------------------------------
Replacement Contract             7%         7%         7%         6%         5%         4%         3%         2%         0%
Director Series VII              7%         6%         6%         5%         4%         3%         2%         0%         0%
Director Series VIII             7%         7%         7%         6%         5%         4%         3%         0%         0%
Director M                       7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series I        7%         6%         6%         5%         4%         3%         2%         0%         0%
Hartford Leaders Series II       7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series III      7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series IV       7%         7%         7%         6%         5%         4%         3%         0%         0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.      DISTRIBUTION
CORE/B SHARE CONTRACTS              CHARGE        CHARGE       CHARGE (3)
------------------------------------------------------------------------------
Replacement Contract*                 0.30%         0.20%          N/A
Director Series VII                   1.25%         0.00%           0.00%
Director Series VIII                  1.15%         0.00%           0.00%
Director M                            0.95%         0.20%           0.00%
Hartford Leaders Series I             1.25%         0.15%           0.00%
Hartford Leaders Series II            1.20%         0.15%           0.00%
Hartford Leaders Series III           1.15%         0.20%           0.00%
Hartford Leaders Series IV            1.05%         0.20%           0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
CORE/B SHARE CONTRACTS          1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract*          N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Director Series VII             7%        6%        6%        5%        4%        3%        2%        0%        0%
Director Series VIII            7%        7%        7%        6%        5%        4%        3%        0%        0%
Director M                      7%        7%        7%        6%        5%        4%        3%        0%        0%
Hartford Leaders Series I       7%        6%        6%        5%        4%        3%        2%        0%        0%
Hartford Leaders Series II      7%        7%        7%        6%        5%        4%        3%        0%        0%
Hartford Leaders Series III     7%        7%        7%        6%        5%        4%        3%        0%        0%
Hartford Leaders Series IV      7%        7%        7%        6%        5%        4%        3%        0%        0%

* Replacement Contract is subject to front-end sales charge. New Premium Payments have a front-end sales charge applied. There will be no front-end sales charge to the eligible Contract Value exchanged.

                                                                     APP D-3

-------------------------------------------------------------------------------

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.      DISTRIBUTION
OUTLOOK/C SHARE CONTRACTS           CHARGE        CHARGE       CHARGE (3)
------------------------------------------------------------------------------
Replacement Contract                  1.30%         0.20%           0.00%
Director Outlook Series I             1.45%         0.00%           0.00%
Director Outlook Series II            1.40%         0.00%           0.00%
Director M Outlook                    1.40%         0.20%           0.00%
Hartford Leaders Outlook              1.50%         0.20%           0.00%
 Series I
Hartford Leaders Outlook              1.50%         0.20%           0.00%
 Series II
Hartford Leaders Outlook              1.50%         0.20%           0.00%
 Series III
Hartford Leaders Outlook              1.45%         0.20%           0.00%
 Series IV
The Director Outlook Series I         1.45%         0.00%           0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
OUTLOOK/C SHARE CONTRACTS       1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract            2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series I       2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series II      6%        5%        4%        0%        0%        0%        0%        0%        0%
Director M Outlook              7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series I
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series II
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series III
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series IV
The Director Outlook Series I   7%        6%        5%        4%        0%        0%        0%        0%        0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.      DISTRIBUTION
OUTLOOK/L SHARE CONTRACTS           CHARGE        CHARGE       CHARGE (3)
------------------------------------------------------------------------------
Replacement Contract                  1.25%         0.20%           0.00%
Director Outlook Series I             1.45%         0.00%           0.00%
Director Outlook Series II            1.40%         0.00%           0.00%
Director M Outlook                    1.40%         0.20%           0.00%
Hartford Leaders Outlook              1.50%         0.20%           0.00%
 Series I
Hartford Leaders Outlook              1.50%         0.20%           0.00%
 Series II
Hartford Leaders Outlook              1.50%         0.20%           0.00%
 Series III
Hartford Leaders Outlook              1.45%         0.20%           0.00%
 Series IV
The Director Outlook Series I         1.45%         0.00%           0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
OUTLOOK/L SHARE CONTRACTS       1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract            7%        6%        5%        4%        0%        0%        0%        0%        0%
Director Outlook Series I       2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series II      6%        5%        4%        0%        0%        0%        0%        0%        0%
Director M Outlook              7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series I
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series II
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series III
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series IV
The Director Outlook Series I   7%        6%        5%        4%        0%        0%        0%        0%        0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.      DISTRIBUTION
PLUS/B SHARE CONTRACTS*             CHARGE        CHARGE       CHARGE (3)
------------------------------------------------------------------------------
Replacement Contract                  0.30%         0.20%           0.75%
Director Plus Series I                1.45%         0.00%           0.00%
Director Plus Series II               1.45%         0.00%           0.00%
Director M Plus                       1.40%         0.20%           0.00%
Hartford Leaders Plus Series          1.50%         0.15%           0.00%
 I
Hartford Leaders Plus Series          1.50%         0.15%           0.00%
 II
Hartford Leaders Plus Series          1.50%         0.20%           0.00%
 III
Hartford Leaders Plus Series          1.45%         0.20%           0.00%
 IV


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
PLUS/B SHARE CONTRACTS*         1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract            7%        7%        7%        6%        5%        4%        3%        2%        0%
Director Plus Series I          8%        8%        8%        8%        7%        6%        5%        0%        0%
Director Plus Series II         8%        8%        8%        8%        7%        6%        5%        4%        0%
Director M Plus                 8%        8%        8%        8%        7%        6%        5%        4%        0%
Hartford Leaders Plus Series    8%        8%        8%        8%        7%        6%        5%        0%        0%
 I
Hartford Leaders Plus Series    8%        8%        8%        8%        7%        6%        5%        4%        0%
 II
Hartford Leaders Plus Series    8%        8%        8%        8%        7%        6%        5%        4%        0%
 III
Hartford Leaders Plus Series    8%        8%        8%        8%        7%        6%        5%        4%        0%
 IV

* The Payment Enhancement in the older Plus contracts accounts for some of the higher fees. There is no Payment Enhancement in the Replacement Contract.

                                                      MORTALITY &
                                                        EXPENSE                            ANNUAL
                                                         RISK            ADMIN.         MAINTENANCE
EDGE/A SHARE CONTRACTS                                  CHARGE           CHARGES            FEE
------------------------------------------------------------------------------------------------------
Replacement Contract                                      0.30%            0.20%             $30
Hartford Leaders Edge Series V                            0.50%            0.20%             $30
Director Edge Series I                                    0.80%            0.00%             $30
Director Edge Series II                                   0.80%            0.00%             $30
Director M Edge                                           0.55%            0.20%             $30
Hartford Leaders Edge Series I                            0.80%            0.15%             $30
Hartford Leaders Edge Series II                           0.80%            0.15%             $30
Hartford Leaders Edge Series III                          0.65%            0.20%             $30
Hartford Leaders Edge Series IV                           0.55%            0.20%             $30

There are no differences in front-end sales charges between these contracts. New front-end sales charges will not be assessed against contract value that is exchanged for a new contract.

(1) Annual Maintenance Fee is waived if the Contract Value is $50,000 or more on any Contract Anniversary or upon Surrender.

APP D-4

-------------------------------------------------------------------------------

(2) Each Contribution has a separate contingent deferred sales charge schedule. The Annual Withdrawal Amount (AWA)(the amount that you may surrender each year without incurring a contingent deferred sales charge (CDSC)) available under the Replacement Contract differs from Eligible Contract(s) (which is generally up to 10% of aggregate Premium Payments). The Replacement Contract AWA is the greater of 5% of the total Premium Payments that are otherwise subject to CDSC, or Contract Value minus Remaining Gross Premiums. The AWA and Remaining Gross Premiums may vary on a daily basis because of fluctuations in Contract Value or transfers of Contract Value into the Personal Pension Account. New contingent deferred sales charges will not be assessed against Contract Value that is exchanged for a Replacement Contract.

(3) The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment.

TABLE 2 - OPTIONAL BENEFIT CHARGES

The following table shows the range of optional rider charges (4) offered under Eligible Contracts and the Replacement Contract.

RIDER NAME                                     GUARANTEED MINIMUM BENEFIT TYPE            CURRENT         MAXIMUM
--------------------------------------------------------------------------------------------------------------------
ELIGIBLE CONTRACTS
 The Hartford's Principal First           Withdrawals - Set period                     0.35 - 0.75%        0.75%
 The Hartford's Principal First           Withdrawals - Set period                         0.20%           0.20%
  Preferred
 The Hartford's Lifetime Income Builder   Withdrawals - Lifetime                           0.75%           0.75%
 The Hartford's Lifetime Income Builder   Withdrawals - Lifetime                           0.75%           0.75%
  II
 The Hartford's Lifetime Income           Withdrawals - Lifetime                           0.30%           0.30%
  Foundation
 The Hartford's Lifetime Income Builder   Withdrawals - Lifetime                           0.85%           1.50%
  Selects
 The Hartford's Lifetime Income           Withdrawals - Lifetime                           1.15%           1.50%
  Portfolios
 MAV/MAV Plus                             Death Benefit                                    0.30%           0.30%
 Earnings Protection Benefit              Death Benefit                                    0.20%           0.20%
 Optional Death Benefit/Interest          Death Benefit                                    0.15%           0.15%
  Accumulation Value
REPLACEMENT CONTRACT
 Return of Premium Death Benefit II (5)   Death Benefit                                    0.25%           0.75%
 Maximum Anniversary Value (5)            Death Benefit                                    0.30%           1.50%

(4) Fees and expenses associated with electing the Personal Pension Account are included as part of credited rates and payout rates and are therefore not shown. The Hartford's Principal First, The Hartford's Principal First Preferred and MAV/MAV Plus charges are a percentage of the daily Account Value. The Hartford's Lifetime Income Builder charges are a percentage of Benefit Amount. The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios charges are a percentage of Payment Base.

(5) The Return of Premium II and the Maximum Anniversary Value guaranteed minimum death benefits are offered only through the Replacement Contract.

TABLE 3 - FUND OPERATING EXPENSES

The following table shows the range of annual fund operating expenses (6) for Sub-Accounts available under Eligible Contracts and the Replacement Contract. Total Annual Fund Operating Expenses are for the fiscal year ended December 31, 2009. FOR MORE INFORMATION ABOUT EACH FUND'S FEES AND EXPENSES, INCLUDING APPLICABLE WAIVERS AND/OR REIMBURSEMENT ARRANGEMENTS, SEE THAT FUND'S PROSPECTUS.

                                               MINIMUM            MAXIMUM
------------------------------------------------------------------------------
Replacement Contract (All Share Classes)         0.60%              2.62%
Director Access Series I & II; Director          0.35%              1.11%
 Series VII & VIII; Director Access
 Series I & II; Director Edge Series II
Hartford Leaders Series I - III;                 0.48%              1.52%
 Hartford Leaders Edge Series I - III;
 Hartford Leaders Outlook Series I -
 III; Hartford Leaders Access Series I &
 II
Director M; Director M Access; Director          0.35%              1.97%
 M Outlook; Director M Plus; Director M
 Edge; Director Edge Series I
Hartford Leaders Series IV; Hartford             0.48%              2.62%
 Leaders Access Series IV; Hartford
 Leaders Edge Series IV; Hartford
 Leaders Outlook Series IV; Hartford
 Leaders Plus Series IV
Director Outlook Series I & II; Director         0.60%              1.36%
 Plus Series I and II
The Director (2008)                              0.48%              1.41%

                                                                     APP D-5

-------------------------------------------------------------------------------

(6) Total Annual Fund Expenses include Fund management fees, distribution and/or service fees (Rule 12b-1) fees, administration fees, and other expenses. Expenses shown reflect applicable waivers and/or reimbursements.

     (II) OPTIONAL RIDERS

The following table shows the optional riders currently offered under the Replacement Contract or each Eligible Contract. Please refer to your contract and prospectus for a description of optional riders. IF YOU PARTICIPATE IN THIS EXCHANGE PROGRAM, YOU WILL BE TERMINATING ANY OPTIONAL RIDER YOU MAY HAVE CHOSEN. AS A RESULT, YOU WILL LOSE ANY BENEFITS THAT YOU MAY HAVE ACCRUED UNDER ANY OPTIONAL RIDERS. FOR EXAMPLE, THE DIFFERENCE BETWEEN PAYMENT BASE AND CONTRACT VALUE IS LOST AS WE WILL USE CONTRACT VALUE AS YOUR INITIAL CONTRIBUTION INTO THE REPLACEMENT CONTRACT.

ELIGIBLE CONTRACT                              OPTIONAL RIDER
--------------------------------------------------------------------------------------------
                                               GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Director Series VII, VIII; Director Plus       The Hartford's Principal First
Series I and II; Director Outlook Series I
and II; Director Access Series I and II;
Director M; Director M Plus; Director M
Access; Director M Outlook; Hartford Leaders
Plus Series I and II; Hartford Leaders Access
Series I and II; Hartford Leaders Outlook
Series I and II; Hartford Leaders Series I,
II, III; Director Edge Series I and II;
Hartford Leaders Edge Series I
Director Series VIII; Director Plus Series     The Hartford's Principal First Preferred
II; Director Access Series II; Director
Outlook Series II; Director M; Director M
Plus; Director M Access; Director M Outlook;
Hartford Leaders Plus Series II; Hartford
Leaders Access Series II and Hartford Leaders
Outlook Series II; Director M Edge; Hartford
Leaders Edge Series II Hartford Leaders
Series II, III, IV
Director M; Director M Plus; Director M        The Hartford's Lifetime Income Builder
Access; Director M Outlook; Hartford Leaders
Series III, IV; Hartford Leaders Edge Series
IV; Hartford Leaders Edge Series III
Director M; Director M Plus; Director M        The Hartford's Lifetime Income Builder II
Access; Director M Outlook; Hartford Leaders
Series III, IV; Hartford Leaders Edge Series
IV; Hartford Leaders Edge Series III
Director M; Director M Plus; Director M        The Hartford's Lifetime Income Foundation
Access; Director M Outlook; Hartford Leaders
Series III, IV
Hartford Leaders Series IV; Hartford Leaders   The Hartford's Lifetime Income Builder
Edge Series IV; Hartford Leaders Edge Series   Selects
III
Hartford Leaders Series IV; Hartford Leaders   The Hartford's Lifetime Income Portfolios
Edge Series IV; Hartford Leaders Edge Series
III
                                               GUARANTEED MINIMUM DEATH BENEFIT
Director Series VIII, Director Plus Series     MAV/MAV Plus
II; Director Access Series II; Director
Outlook Series II; Director M; Director M
Plus; Director M Access; Director M Outlook;
Hartford Leaders Plus Series II; Hartford
Leaders Access Series II and Hartford Leaders
Outlook Series II; Hartford Leaders Series
II, III, IV
REPLACEMENT CONTRACT
                                               GUARANTEED MINIMUM DEATH BENEFIT
                                               Return of Premium II
                                               Maximum Anniversary Value

APP D-6

-------------------------------------------------------------------------------

- PERSONAL PENSION ACCOUNT. Eligible Contract Owners who participate in this exchange program can choose to invest some or all of their Contract Value into the Personal Pension Account. The Personal Pension Account is designed with features and guarantees that you can use to self-fund your own personal pension through predictable lifetime payouts without having to use Sub-accounts or Fixed Accumulation Feature for that purpose. The Personal Pension Account differs from a guaranteed minimum withdrawal benefit in many important ways as generally summarized in the following table:

                                                        TYPICAL GUARANTEED MINIMUM      TYPICAL GUARANTEED MINIMUM
                         PERSONAL PENSION ACCOUNT           WITHDRAWAL BENEFIT         LIFETIME WITHDRAWAL BENEFIT
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CHARGE                There are no separate charges   Charge taken from Contract      Charge taken from Contract
                      for this benefit. Credited      Value on a daily basis. This    Value on a periodic or annual
                      rates and payout rates used to  fee may be increased up to the  basis. This fee may be
                      set Personal Pension Account    maximum stated in your fee      increased up to the maximum
                      Payouts take the costs of       table.                          stated in your fee table.
                      providing this benefit into
                      consideration.
GROWTH POTENTIAL      Growth potential depends on     Growth potential depends on     Growth potential depends on
                      the credited rates we declare   Sub-Account investment          Sub-Account investment
                      at the time of each             performance. The benefit base   performance. The benefit base
                      Contribution. These rates are   used to calculate period        used to calculate period
                      fixed but do decline from one   payments may be increased       payments may be increased
                      time period to another (e.g.,   (sometimes called a "step-up")  (sometimes called a "step-up")
                      years 0 - 10, 11 - 20 and       to reflect some or all          to reflect some or all
                      21+).                           investment gains as of a        investment gains as of a
                                                      predetermined date (e.g.,       predetermined date (e.g.,
                                                      annually or each fifth          annually or at anniversary,
                                                      anniversary, etc.).             etc.).
LIQUIDITY             Lifetime Personal Pension       Periodic withdrawals are        Lifetime periodic withdrawals.
                      Account Payouts, the amount of  designed to deplete Contract
                      which varies depending upon     Value or some other benefit
                      whether commenced inside or     base over a predetermined
                      outside of your Guarantee       period (for example, 14.2
                      Window. Investments may be      years).
                      transferred to Sub-Accounts on
                      a limited basis. Personal
                      Pension Account Payouts may be
                      accelerated only through
                      commutation. Personal Pension
                      Account Payouts that are not
                      commuted may resume at a later
                      date. The Personal Pension
                      Account also includes a death
                      benefit.
GUARANTEES            We guarantee the amount of the  The availability of a periodic  The availability of lifetime
                      Personal Pension Account        withdrawal of the benefit base  periodic withdrawals is
                      Payout if your Personal         is guaranteed subject to        guaranteed (but not the amount
                      Pension Account Start Date(s)   contract limitations.           of such withdrawals). Benefit
                      is/are within your Guarantee                                    base step-ups are guaranteed
                      Window. Personal Pension                                        subject to contract
                      Account Payouts taken outside                                   limitations.
                      of your Guarantee Window are
                      subject to a minimum
                      guarantee.
IDEAL INVESTOR        Someone looking for the         Someone looking to use their    Someone looking for some level
                      certainty of guaranteed         variable annuity investment as  of lifetime income and want a
                      lifetime income while also      a sinking fund and want a       guarantee that they receive at
                      having Sub-Accounts available   guarantee that they receive at  least a minimum amount of
                      for potential investment        least a minimum amount of       their investment over time.
                      growth.                         their investment over time.

- INVESTMENT CHOICES. Eligible Contract Owners can continue to choose among over 50 domestic and international, equity and fixed income Funds. The Funds offered under a Replacement Contract will not necessarily be the Funds or share class as those available under an Eligible Contract. You will also be entitled to participate in the same investment programs within the Replacement Contract. For more information, please refer to your prospectus.

                                                                     APP D-7

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- FIXED ACCUMULATION FEATURE: We offer a guaranteed minimum rate of interest upon Contract Value allocated under the Fixed Accumulation Feature. The Fixed Accumulation Feature is only available if you are eligible to exchange your existing Contract for a B share version of the Replacement Contract. Contract Value allocated to this option, and earnings credited, are held in our General Account.

     (III) DEATH BENEFITS

Eligible Contract Owners participating in this exchange program will receive a standard death benefit offered under the Replacement Contract. Differences between the standard Death Benefit offered under existing contracts and the standard Death Benefit provided in the Hartford's Personal Retirement Manager are highlighted below. IF YOU PARTICIPATE IN THIS EXCHANGE PROGRAM, YOU WILL BE TERMINATING ANY DEATH BENEFIT AVAILABLE UNDER YOUR ELIGIBLE CONTRACT. AS A RESULT, YOU WILL LOSE ANY DEATH BENEFIT IN EXCESS OF YOUR CONTRACT VALUE.

                                STANDARD DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
Replacement Contract            Contract Value (7)
Director Series VII; Hartford   The higher of (A) Contract Value, (B) total Premium Payments adjusted for
Leaders Series I; Director      partial Surrenders, or (C) Maximum Anniversary Value. (8)
Edge Series I; Hartford
Leaders Edge Series I Director
Access Series I; Direct Plus
Series I; Director Outlook
Series I; Hartford Leaders
Plus Series I; Hartford
Leaders Access Series I,
Hartford Leaders Outlook
Series I;
Director Series VIII; Hartford  PREMIUM PROTECTION DEATH BENEFIT. The higher of (A) Contract Value, or (B) total
Leaders Series II; Director     Premium Payments adjusted for partial Surrenders.
Edge Series II; Hartford        OR
Leaders Edge Series II          ASSET PROTECTION DEATH BENEFIT. The highest of (A) Contract Value, (B) Contract
Director Access Series II;      Value +25% of total Premium Payments (9) adjusted for partial Surrenders, or (C)
Direct Plus Series II;          Contract Value +25% of Maximum Anniversary Value (8)(9) Death Benefit cannot
Director Outlook Series II;     exceed the greatest of Contract Value, total Premium Payments adjusted for
Hartford Leaders Plus Series    partial Surrenders, or your Maximum Anniversary Value.
II; Hartford Leaders Access
Series II, Hartford Leaders
Outlook Series II;
Director M; Hartford Leaders    PREMIUM SECURITY DEATH BENEFIT. The highest of (A) Contract Value, (B) total
Series III; Director M Edge;    Premium Payments adjusted for partial Surrenders, or (C) Contract Value +25% of
Hartford Leaders Edge Series    Maximum Anniversary Value, (8)(9) not to exceed the Maximum Anniversary Value.
III Director M Access; Direct   OR
M Plus; Director M Outlook;     ASSET PROTECTION DEATH BENEFIT. The higher of (A) Contract Value, or (B)
Hartford Leaders Plus Series    Contract Value +25% of total Premium Payments (9) adjusted for partial
III; Hartford Leaders Access    Surrenders, not to exceed total Premium Payments adjusted for partial
Series III, Hartford Leaders    Surrenders.
Outlook Series III;
Hartford Leaders Series IV      The higher of (A) Contract Value or (B) total Premium Payments adjusted for
(10); Hartford Leaders Edge     partial Surrenders.
Series IV Hartford Leaders
Access Series IV; Hartford
Leaders Plus Series IV;
Hartford Leaders Outlook
Series IV

APP D-8

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                                OPTIONAL DEATH BENEFIT
MAV/MAV Plus                    The highest of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders, (C) Maximum Anniversary Value, (8) and (D) Earnings
                                Protection Benefit. The Earnings Protection Benefit is either (i) Contract Value plus 40% of Contract gain (Owner and Annuitant under age 69); or (ii) Contract
                                Value plus 25% of Contract gain (Owner and Annuitant over age 70); provided that either amount is less than 200% of initial Contract Value plus subsequent
                                Premium Payments adjusted for partial Surrenders. In states where the MAV Plus benefit is not available, the MAV benefit is issued. The MAV death benefit is the same as the MAV Plus benefit but excludes the Earnings Protection Benefit.

You may elect one of the following optional guaranteed minimum death benefits under the Replacement Contract. The following table provides a general description of the death benefit:

                                OPTIONAL DEATH BENEFIT
Return of Premium II            The higher of Contract Value (minus Distribution Charges) or Premium Payments adjusted for partial Surrenders.
Maximum Anniversary Value       The highest of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders, or (C) Maximum Anniversary Value. (8)

(7) The Personal Pension Account also includes a death benefit equal to your Benefit Balance.

(8) Maximum Anniversary Value is calculated for each Contract Anniversary prior to the decedent's 81st birthday or the date of death, whichever is earlier.

(9)  Excludes premium payments received within 12 months of the date of death.

(10) The standard Death Benefit is replaced by a Guaranteed Minimum Death Benefit upon election of any optional guaranteed minimum death benefit rider.

These optional death benefits differ from standard Death Benefits and the MAV/MAV Plus optional guaranteed minimum death benefits available under Eligible Contracts in the following general ways:

-   you will incur a separate fee when electing either rider; (11)

-   investment restrictions may apply;

-   the Earnings Protection Benefit does not apply; (12) and

-   the death benefit will be reduced proportionately for all partial
    Surrenders.

------------

(11) MAV/MAV Plus must also be purchased for a separate fee.

(12) MAV also excludes the Earnings Protection Benefit.

III. HOW DOES THE EXCHANGE PROCESS WORK?

- This exchange will constitute a full Surrender (replacement) of an Eligible Contract(s). You may Surrender more than one Eligible Contract(s) as part of this program. Partial Surrenders will not be permitted.

- The Contract Value of an Eligible Contract(s) as of the Exchange Date will be considered to be the initial Contribution into a Replacement Contract. This amount, and not any previous Benefit Amount,Payment Base or Maximum Anniversary Value will be used to establish your benefits under a Replacement Contract.

- No exchange or transfer fees will be charged when electing to make this exchange.

- The date that you comply with all requirements to exchange an Eligible Contract(s) ("Exchange Date") will be the date we use to set your benefits under a Replacement Contract. We will use the Exchange Date for establishing your eligibility for this contract exchange program.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of establishing any CDSC schedule applicable for any Premium Payments made on or as of the Exchange Date. Any subsequent Premium Payments made on or after the Exchange Date may be subject to the applicable CDSC schedule depending on the share class that you are eligible to receive. New Premium Payments applied to your Replacement Contract may have a longer CDSC period than that applied to your Eligible Contract.

                                                                     APP D-9

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- New contingent deferred sales charges will not be assessed against Contract Value that is exchanged for a Replacement Contract.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of any Distribution Charge applicable for any Premium Payments made on or as of the Exchange Date. Any subsequent Premium Payments made on or after the Exchange Date will be subject to the applicable Distribution Charge. Your Replacement Contract may have a Distribution Charge whereas an Eligible Contract did not.

-   All Contract Owners must consent to this exchange.

- Subject to the laws of your state, you may cancel a Replacement Contract for any reason within ten (10) days of receipt of a Replacement Contract in accordance with the cancellation privileges described in the Prospectus.

- Any investment programs (e.g., InvestEase, asset allocation models, asset rebalancing, dollar cost averaging and Automatic Income Program) operative on an Eligible Contract will be terminated upon the Exchange Date and must be re-activated for a Replacement Contract.

IV. WHAT OTHER THINGS MIGHT BE CONSIDERED?

- Your standard and optional death and/or withdrawal benefits under an Eligible Contract(s) will terminate on the Exchange Date and are not offered within a Replacement Contract.

- If you have previously elected an optional guaranteed minimum withdrawal or lifetime withdrawal benefit, or optional or standard Death Benefit under your Eligible Contract, then your "Benefit Amount," "Payment Base" or death benefit guarantees will not carry over to your Replacement Contract. For instance, if your Maximum Anniversary Value was $100,000 and your Contract Value was $75,000 on the Exchange Date, your starting death benefit under the Replacement Contract would be $75,000 and not $100,000.

- You will not be entitled to Benefit Payments or Lifetime Benefit Payments under any optional guaranteed minimum withdrawal or lifetime withdrawal benefit after the Exchange Date. There are no assurances that sums payable under a Replacement Contract, including Personal Pension Account Payouts, will be the same or greater than such Benefit Payments or Lifetime Benefit Payments, individually or in the aggregate.


- You should discuss the merits of this exchange with your Investment Professional to be sure that a Replacement Contract is suitable for you based on your particular circumstances - especially if your Benefit Amount, Payment Base and/or death benefits is/are greater than your Contract Value on the Exchange Date. You should review an illustration of how a Replacement Contract may meet your particular circumstances before participating in this exchange program. You are urged to review the tax and financial planning consequences of this exchange with your tax advisor. We make no representation regarding the tax consequences of an exchange.



- The information provided in this notice is a summary of certain pertinent information. You should read the Prospectus before investing. Your Investment Professional can provide you with a Prospectus or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.


- The foregoing discussion does not take into consideration state variations, if any. For more information regarding state variations affecting a Replacement Contract, please refer to the Prospectus.

- Except as disclosed above, we have no duty to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other contract variations. We reserve the right to offer different or even more favorable terms and conditions to Eligible Contract Owners through future contract exchange offers.

- Contracts issued by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract will be treated as a new contract for this purpose.

- If your Eligible Contract is an IRA, please note that it may have received approval from the IRS for use as an IRA. The Replacement Contract has not received such approval, but we are currently in the process of applying for approval. Any such IRS approval is a determination as to the form of the IRA and does not represent a determination as to the merits of the IRA.

- Rights of Accumulation. "Eligible Investments" are the higher of (a) Deposits less any withdrawals; or (b) your last Valuation Day's Account Balance. To calculate your breakpoints, we consider partial Surrenders, Personal Pension Account Payouts and the payment of Commuted Value to be "withdrawals" and we will stop counting withdrawals against Deposits if the resulting amount is less than zero.

To obtain a Statement of Additional Information, please complete the form below and mail to:


     ADDRESS UNTIL AUGUST 13, 2011:



     The Hartford Wealth Management - Global Annuities
     PO Box 5085
     Hartford, Connecticut 06102-5085



     ADDRESS AFTER AUGUST 13, 2011:



     The Hartford Wealth Management - Global Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

        VERSION II OF HARTFORD'S PERSONAL RETIREMENT MANAGER SERIES V-A

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to:

ADDRESS UNTIL AUGUST 13, 2011:

The Hartford Wealth Management - Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085

ADDRESS AFTER AUGUST 13, 2011:

The Hartford Wealth Management - Global Annuities
PO Box 14293
Lexington, KY 40512-4293

Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 11, 2011 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $60,476,306; 2009: $103,577,895; and 2008: $249,801,679.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial In-termediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the

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West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren - Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group,

4

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Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charge, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charge, or Sales Charges (except for a 1% FESC for A Share Contract class). Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this vari-able annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waiv-ers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

-------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        3,018,421                  2,712,784
                                      =============              =============
  Cost                                  $29,255,718                $36,308,646
                                      =============              =============
  Market Value                          $34,349,624                $40,067,813
 Due from Hartford Life and
  Annuity Insurance Company                   1,578                         --
 Receivable from fund shares
  sold                                           --                     24,917
 Other assets                                    --                          1
                                      -------------              -------------
 Total Assets                            34,351,202                 40,092,731
                                      -------------              -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                     24,917
 Payable for fund shares
  purchased                                   1,578                         --
 Other liabilities                                1                         --
                                      -------------              -------------
 Total Liabilities                            1,579                     24,917
                                      -------------              -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $34,349,623                $40,067,814
                                      =============              =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS        INVESCO V.I.
                                    SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL               BASIC
                                   VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (1)
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,281,013                 128,261                  580,283               16,810,401
                                    =============            ============            =============           ==============
  Cost                                $17,162,250              $1,115,018               $9,700,151             $150,075,044
                                    =============            ============            =============           ==============
  Market Value                        $21,610,687              $1,250,549              $10,584,364             $107,250,362
 Due from Hartford Life and
  Annuity Insurance Company                 8,991                      --                       --                       --
 Receivable from fund shares
  sold                                         --                      53                      635                   30,924
 Other assets                                  --                      --                       --                        9
                                    -------------            ------------            -------------           --------------
 Total Assets                          21,619,678               1,250,602               10,584,999              107,281,295
                                    -------------            ------------            -------------           --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      53                      635                   30,924
 Payable for fund shares
  purchased                                 8,991                      --                       --                       --
 Other liabilities                              1                      --                       --                       --
                                    -------------            ------------            -------------           --------------
 Total Liabilities                          8,992                      53                      635                   30,924
                                    -------------            ------------            -------------           --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,610,686              $1,250,549              $10,584,364             $107,250,371
                                    =============            ============            =============           ==============

                                   INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                      CAPITAL                  CORE                 GOVERNMENT
                                 APPRECIATION FUND         EQUITY FUND           SECURITIES FUND
                                  SUB-ACCOUNT (2)        SUB-ACCOUNT (3)         SUB-ACCOUNT (4)
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     2,265,355               8,179,392              59,792,941
                                   =============          ==============          ==============
  Cost                               $46,694,362            $204,220,676            $728,270,191
                                   =============          ==============          ==============
  Market Value                       $52,753,487            $221,049,205            $717,515,287
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                    44,840                 149,863                 553,882
 Other assets                                 11                      --                      --
                                   -------------          --------------          --------------
 Total Assets                         52,798,338             221,199,068             718,069,169
                                   -------------          --------------          --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               44,840                 149,894                 553,882
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                       9                      78
                                   -------------          --------------          --------------
 Total Liabilities                        44,840                 149,903                 553,960
                                   -------------          --------------          --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $52,753,498            $221,049,165            $717,515,209
                                   =============          ==============          ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      INVESCO V.I.              INVESCO V.I.
                                     INTERNATIONAL              MID CAP CORE
                                      GROWTH FUND               EQUITY FUND
                                    SUB-ACCOUNT (5)           SUB-ACCOUNT (6)
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        7,700,981                21,322,235
                                     ==============            ==============
  Cost                                 $195,462,996              $245,451,936
                                     ==============            ==============
  Market Value                         $220,293,491              $264,180,971
 Due from Hartford Life and
  Annuity Insurance Company                  84,581                        --
 Receivable from fund shares
  sold                                           --                    62,512
 Other assets                                    11                        --
                                     --------------            --------------
 Total Assets                           220,378,083               264,243,483
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                    62,512
 Payable for fund shares
  purchased                                  84,581                        --
 Other liabilities                               --                        34
                                     --------------            --------------
 Total Liabilities                           84,581                    62,546
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $220,293,502              $264,180,937
                                     ==============            ==============

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   INVESCO V.I.           INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                     SMALL CAP             LARGE CAP              CAPITAL                GLOBAL
                                    EQUITY FUND           GROWTH FUND         DEVELOPMENT FUND      MULTI-ASSET FUND
                                  SUB-ACCOUNT (7)       SUB-ACCOUNT (8)       SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     8,933,901             2,255,540               766,615               925,087
                                   =============          ============          ============          ============
  Cost                              $127,128,795           $27,957,688            $8,312,701           $11,831,021
                                   =============          ============          ============          ============
  Market Value                      $147,413,716           $32,321,893           $10,244,351           $14,033,562
 Due from Hartford Life and
  Annuity Insurance Company               58,342                    --                    --                    --
 Receivable from fund shares
  sold                                        --                12,247                   996                   614
 Other assets                                  1                     1                    --                    --
                                   -------------          ------------          ------------          ------------
 Total Assets                        147,472,059            32,334,141            10,245,347            14,034,176
                                   -------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                12,324                   996                   614
 Payable for fund shares
  purchased                               58,342                    --                    --                    --
 Other liabilities                            --                    --                    --                    --
                                   -------------          ------------          ------------          ------------
 Total Liabilities                        58,342                12,324                   996                   614
                                   -------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $147,413,717           $32,321,817           $10,244,351           $14,033,562
                                   =============          ============          ============          ============

                                                         AMERICAN FUNDS
                                  AMERICAN FUNDS             GLOBAL          AMERICAN FUNDS
                                      GLOBAL               GROWTH AND             ASSET
                                     BOND FUND             INCOME FUND       ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    25,283,272             55,690,695           78,151,546
                                   =============          =============      ===============
  Cost                              $278,949,868           $613,128,848       $1,137,803,342
                                   =============          =============      ===============
  Market Value                      $297,836,943           $553,565,506       $1,263,710,493
 Due from Hartford Life and
  Annuity Insurance Company                   --                 39,094                   --
 Receivable from fund shares
  sold                                   231,892                     --              519,680
 Other assets                                  3                     13                   26
                                   -------------          -------------      ---------------
 Total Assets                        298,068,838            553,604,613        1,264,230,199
                                   -------------          -------------      ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              231,892                     --              519,680
 Payable for fund shares
  purchased                                   --                 39,094                   --
 Other liabilities                            --                     --                   --
                                   -------------          -------------      ---------------
 Total Liabilities                       231,892                 39,094              519,680
                                   -------------          -------------      ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $297,836,946           $553,565,519       $1,263,710,519
                                   =============          =============      ===============

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND          AMERICAN FUNDS
                                      GROWTH FUND            BOND FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       83,624,487            107,285,827
                                     ==============       ================
  Cost                                 $744,468,196         $1,155,031,112
                                     ==============       ================
  Market Value                         $767,672,787         $1,132,938,331
 Due from Hartford Life and
  Annuity Insurance Company                      --                     --
 Receivable from fund shares
  sold                                      176,744              1,046,075
 Other assets                                    56                     --
                                     --------------       ----------------
 Total Assets                           767,849,587          1,133,984,406
                                     --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 176,744              1,046,075
 Payable for fund shares
  purchased                                      --                     --
 Other liabilities                               --                     25
                                     --------------       ----------------
 Total Liabilities                          176,744              1,046,100
                                     --------------       ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $767,672,843         $1,132,938,306
                                     ==============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL            AMERICAN FUNDS        AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND           GROWTH FUND        GROWTH-INCOME FUND        INTERNATIONAL FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      24,258,656             51,205,992           78,779,567                45,421,793
                                    ==============       ================       ==============            ==============
  Cost                                $409,589,422         $2,574,742,317       $2,650,267,791              $746,717,384
                                    ==============       ================       ==============            ==============
  Market Value                        $521,075,932         $2,782,533,603       $2,698,200,180              $816,683,828
 Due from Hartford Life and
  Annuity Insurance Company                     --                     --                   --                        --
 Receivable from fund shares
  sold                                     216,528                935,552              718,828                   419,930
 Other assets                                   --                 48,327                    8                    48,928
                                    --------------       ----------------       --------------            --------------
 Total Assets                          521,292,460          2,783,517,482        2,698,919,016               817,152,686
                                    --------------       ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                216,528                935,552              718,828                   419,930
 Payable for fund shares
  purchased                                     --                     --                   --                        --
 Other liabilities                               1                     --                   --                        --
                                    --------------       ----------------       --------------            --------------
 Total Liabilities                         216,529                935,552              718,828                   419,930
                                    --------------       ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $521,075,931         $2,782,581,930       $2,698,200,188              $816,732,756
                                    ==============       ================       ==============            ==============

                                                                                        WELLS FARGO
                                                              AMERICAN FUNDS            ADVANTAGE VT
                                    AMERICAN FUNDS             GLOBAL SMALL                OMEGA
                                    NEW WORLD FUND         CAPITALIZATION FUND          GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (11)
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      19,811,592                18,950,886                  85,013
                                    ==============            ==============            ============
  Cost                                $316,032,637              $323,733,084              $1,618,926
                                    ==============            ==============            ============
  Market Value                        $457,449,649              $404,601,422              $2,040,318
 Due from Hartford Life and
  Annuity Insurance Company                 31,122                        --                      --
 Receivable from fund shares
  sold                                          --                   203,024                   1,247
 Other assets                                    3                         1                      --
                                    --------------            --------------            ------------
 Total Assets                          457,480,774               404,804,447               2,041,565
                                    --------------            --------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   203,024                   1,247
 Payable for fund shares
  purchased                                 31,122                        --                      --
 Other liabilities                              --                        --                      --
                                    --------------            --------------            ------------
 Total Liabilities                          31,122                   203,024                   1,247
                                    --------------            --------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $457,449,652              $404,601,423              $2,040,318
                                    ==============            ==============            ============

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FIDELITY VIP       FIDELITY VIP
                                        GROWTH           CONTRAFUND
                                      PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        110,415           3,991,514
                                     ============       =============
  Cost                                 $3,562,601         $74,020,905
                                     ============       =============
  Market Value                         $4,054,447         $93,760,659
 Due from Hartford Life and
  Annuity Insurance Company                    --              44,789
 Receivable from fund shares
  sold                                        191                  --
 Other assets                                  --                   2
                                     ------------       -------------
 Total Assets                           4,054,638          93,805,450
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   191                  --
 Payable for fund shares
  purchased                                    --              44,789
 Other liabilities                             --                  --
                                     ------------       -------------
 Total Liabilities                            191              44,789
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,054,447         $93,760,661
                                     ============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           FIDELITY VIP
                               FIDELITY VIP        FIDELITY VIP          DYNAMIC CAPITAL          FIDELITY VIP
                                  MID CAP        VALUE STRATEGIES          APPRECIATION         STRATEGIC INCOME
                                 PORTFOLIO          PORTFOLIO               PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (12)
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 2,944,474            600,599                 224,745                32,175
                               =============       ============            ============            ==========
  Cost                           $64,979,467         $3,969,015              $1,504,243              $369,616
                               =============       ============            ============            ==========
  Market Value                   $94,605,928         $5,879,866              $1,867,629              $364,547
 Due from Hartford Life and
  Annuity Insurance Company           28,171             23,531                  18,151                    32
 Receivable from fund shares
  sold                                    --                 --                      --                    --
 Other assets                              4                 --                      --                    --
                               -------------       ------------            ------------            ----------
 Total Assets                     94,634,103          5,903,397               1,885,780               364,579
                               -------------       ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                 --                      --                    --
 Payable for fund shares
  purchased                           28,171             23,531                  18,151                    32
 Other liabilities                        --                 --                      --                    --
                               -------------       ------------            ------------            ----------
 Total Liabilities                    28,171             23,531                  18,151                    32
                               -------------       ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $94,605,932         $5,879,866              $1,867,629              $364,547
                               =============       ============            ============            ==========

                                       FRANKLIN                                    FRANKLIN
                                        RISING               FRANKLIN             LARGE CAP
                                      DIVIDENDS               INCOME                GROWTH
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      40,652,898            147,333,675            9,182,705
                                    ==============       ================       ==============
  Cost                                $717,173,173         $2,203,080,008         $128,954,923
                                    ==============       ================       ==============
  Market Value                        $765,099,088         $2,187,102,769         $136,454,999
 Due from Hartford Life and
  Annuity Insurance Company                     --                     --                   --
 Receivable from fund shares
  sold                                     264,938                486,175              100,692
 Other assets                                    7                     --                   --
                                    --------------       ----------------       --------------
 Total Assets                          765,364,033          2,187,588,944          136,555,691
                                    --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                264,938                486,175              100,692
 Payable for fund shares
  purchased                                     --                     --                   --
 Other liabilities                              --                     25                    1
                                    --------------       ----------------       --------------
 Total Liabilities                         264,938                486,200              100,693
                                    --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $765,099,095         $2,187,102,744         $136,454,998
                                    ==============       ================       ==============

(12) Funded as of February 22, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                        GLOBAL                SMALL-MID CAP
                                      REAL ESTATE                 GROWTH
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         720,331                15,378,837
                                     =============            ==============
  Cost                                 $12,208,363              $276,185,405
                                     =============            ==============
  Market Value                          $9,241,856              $331,364,604
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --
 Receivable from fund shares
  sold                                       2,013                   773,750
 Other assets                                   --                        --
                                     -------------            --------------
 Total Assets                            9,243,869               332,138,354
                                     -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  2,013                   773,751
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                        --
                                     -------------            --------------
 Total Liabilities                           2,013                   773,751
                                     -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $9,241,856              $331,364,603
                                     =============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN                                   TEMPLETON
                                      SMALL CAP                 STRATEGIC                                   DEVELOPING
                                        VALUE                     INCOME            MUTUAL SHARES            MARKETS
                                   SECURITIES FUND           SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,643,076                74,627,202             76,568,483           21,300,459
                                    ==============            ==============       ================       ==============
  Cost                                 $90,659,357              $882,438,020         $1,184,802,618         $196,715,168
                                    ==============            ==============       ================       ==============
  Market Value                        $108,345,625              $967,601,088         $1,221,861,829         $242,579,722
 Due from Hartford Life and
  Annuity Insurance Company                 25,302                        --                     --                   --
 Receivable from fund shares
  sold                                          --                 2,023,692                335,170               27,247
 Other assets                                    1                        41                     --                    2
                                    --------------            --------------       ----------------       --------------
 Total Assets                          108,370,928               969,624,821          1,222,196,999          242,606,971
                                    --------------            --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                 2,023,692                335,170               27,247
 Payable for fund shares
  purchased                                 25,302                        --                     --                   --
 Other liabilities                              --                        --                      1                   --
                                    --------------            --------------       ----------------       --------------
 Total Liabilities                          25,302                 2,023,692                335,171               27,247
                                    --------------            --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $108,345,626              $967,601,129         $1,221,861,828         $242,579,724
                                    ==============            ==============       ================       ==============


                                      TEMPLETON                 TEMPLETON                   MUTUAL
                                       FOREIGN                    GROWTH               GLOBAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      30,750,369                52,512,584                30,072,121
                                    ==============            ==============            ==============
  Cost                                $410,233,774              $634,534,360              $555,453,512
                                    ==============            ==============            ==============
  Market Value                        $439,606,172              $578,598,566              $625,736,971
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --                        --
 Receivable from fund shares
  sold                                      90,939                   103,967                     6,728
 Other assets                                   11                         7                         6
                                    --------------            --------------            --------------
 Total Assets                          439,697,122               578,702,540               625,743,705
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 90,939                   103,967                     6,728
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                        --
                                    --------------            --------------            --------------
 Total Liabilities                          90,939                   103,967                     6,728
                                    --------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $439,606,183              $578,598,573              $625,736,977
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       4,782,936                2,916,226
                                     =============            =============
  Cost                                 $51,994,307              $31,741,424
                                     =============            =============
  Market Value                         $60,718,522              $30,620,371
 Due from Hartford Life and
  Annuity Insurance Company                 59,875                       --
 Receivable from fund shares
  sold                                          --                    1,743
 Other assets                                   --                        1
                                     -------------            -------------
 Total Assets                           60,778,397               30,622,115
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                    1,743
 Payable for fund shares
  purchased                                 59,875                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                          59,875                    1,743
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $60,718,522              $30,620,372
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           HARTFORD        HARTFORD
                                      TEMPLETON            HARTFORD         TOTAL          CAPITAL
                                     GLOBAL BOND           ADVISERS      RETURN BOND     APPRECIATION
                                   SECURITIES FUND         HLS FUND        HLS FUND        HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,870,981             720,550      66,531,612      19,046,980
                                    ==============       =============  ==============  ==============
  Cost                                $118,536,313         $11,811,701    $694,936,885    $594,774,206
                                    ==============       =============  ==============  ==============
  Market Value                        $135,811,248         $13,922,451    $724,922,717    $806,822,283
 Due from Hartford Life and
  Annuity Insurance Company                     --                  --              --              --
 Receivable from fund shares
  sold                                     169,244                 530         160,834          25,247
 Other assets                                    3                  --              --              19
                                    --------------       -------------  --------------  --------------
 Total Assets                          135,980,495          13,922,981     725,083,551     806,847,549
                                    --------------       -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                169,244                 530         160,834          25,247
 Payable for fund shares
  purchased                                     --                  --              --              --
 Other liabilities                              --                  --               9              --
                                    --------------       -------------  --------------  --------------
 Total Liabilities                         169,244                 530         160,843          25,247
                                    --------------       -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $135,811,251         $13,922,451    $724,922,708    $806,822,302
                                    ==============       =============  ==============  ==============

                                  HARTFORD
                                  DIVIDEND           HARTFORD               HARTFORD
                                 AND GROWTH      GLOBAL RESEARCH         GLOBAL GROWTH
                                  HLS FUND           HLS FUND               HLS FUND
                                SUB-ACCOUNT      SUB-ACCOUNT (13)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 25,711,021           74,181                 118,262
                               ==============       ==========            ============
  Cost                           $411,427,884         $580,094              $1,662,327
                               ==============       ==========            ============
  Market Value                   $501,345,846         $737,586              $1,847,472
 Due from Hartford Life and
  Annuity Insurance Company                --               --                      --
 Receivable from fund shares
  sold                                 12,431               32                      81
 Other assets                              --               --                      --
                               --------------       ----------            ------------
 Total Assets                     501,358,277          737,618               1,847,553
                               --------------       ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            12,431               32                      81
 Payable for fund shares
  purchased                                --               --                      --
 Other liabilities                         17               --                      --
                               --------------       ----------            ------------
 Total Liabilities                     12,448               32                      81
                               --------------       ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $501,345,829         $737,586              $1,847,472
                               ==============       ==========            ============

(13) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED           HARTFORD
                                    EQUITY              GROWTH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT (14)
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   8,780,608           2,024,360
                                ==============       =============
  Cost                             $84,742,327         $18,607,355
                                ==============       =============
  Market Value                    $103,559,276         $24,325,621
 Due from Hartford Life and
  Annuity Insurance Company             30,589               5,474
 Receivable from fund shares
  sold                                      --                  --
 Other assets                               --                   1
                                --------------       -------------
 Total Assets                      103,589,865          24,331,096
                                --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --
 Payable for fund shares
  purchased                             30,589               5,474
 Other liabilities                          --                  --
                                --------------       -------------
 Total Liabilities                      30,589               5,474
                                --------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $103,559,276         $24,325,622
                                ==============       =============

(14) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                 HARTFORD
                                   GROWTH        HARTFORD           HARTFORD             INTERNATIONAL
                               OPPORTUNITIES    HIGH YIELD           INDEX               OPPORTUNITIES
                                  HLS FUND       HLS FUND           HLS FUND               HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (15)       SUB-ACCOUNT (16)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  6,713,798      6,544,002            4,493                2,724,711
                               ==============  =============       ==========            =============
  Cost                           $134,365,283    $50,230,128         $105,570              $28,648,068
                               ==============  =============       ==========            =============
  Market Value                   $173,632,253    $59,908,442         $117,189              $33,954,451
 Due from Hartford Life and
  Annuity Insurance Company            24,868        570,974               --                   16,260
 Receivable from fund shares
  sold                                     --             --                2                       --
 Other assets                              --              1               --                        2
                               --------------  -------------       ----------            -------------
 Total Assets                     173,657,121     60,479,417          117,191               33,970,713
                               --------------  -------------       ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --                2                       --
 Payable for fund shares
  purchased                            24,868        570,974               --                   16,260
 Other liabilities                          3             --               --                       --
                               --------------  -------------       ----------            -------------
 Total Liabilities                     24,871        570,974                2                   16,260
                               --------------  -------------       ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $173,632,250    $59,908,443         $117,189              $33,954,453
                               ==============  =============       ==========            =============

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD            HARTFORD
                                       EQUITY            MONEY MARKET        SMALL COMPANY
                                      HLS FUND             HLS FUND            HLS FUND
                                  SUB-ACCOUNT (17)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,178,753          732,606,440             776,449
                                    =============       ==============       =============
  Cost                                 $8,055,435         $732,606,440         $10,398,492
                                    =============       ==============       =============
  Market Value                        $11,609,911         $732,606,440         $13,714,248
 Due from Hartford Life and
  Annuity Insurance Company                    --                   --                  --
 Receivable from fund shares
  sold                                     10,447              984,605                 405
 Other assets                                  --                   94                  --
                                    -------------       --------------       -------------
 Total Assets                          11,620,358          733,591,139          13,714,653
                                    -------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                10,447              984,605                 405
 Payable for fund shares
  purchased                                    --                   --                  --
 Other liabilities                             --                   --                  --
                                    -------------       --------------       -------------
 Total Liabilities                         10,447              984,605                 405
                                    -------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,609,911         $732,606,534         $13,714,248
                                    =============       ==============       =============

(15) Funded as of March 8, 2010.

(16) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(17) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                   SMALLCAP GROWTH              STOCK
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        382,336                  53,582
                                     ============            ============
  Cost                                 $5,911,428              $1,745,084
                                     ============            ============
  Market Value                         $8,170,081              $2,195,988
 Due from Hartford Life and
  Annuity Insurance Company               534,811                      --
 Receivable from fund shares
  sold                                         --                     152
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           8,704,892               2,196,140
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                     152
 Payable for fund shares
  purchased                               534,811                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                        534,811                     152
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,170,081              $2,195,988
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              AMERICAN FUNDS
                                      HARTFORD                                                                   BLUE CHIP
                                   U.S. GOVERNMENT             HARTFORD              AMERICAN FUNDS             INCOME AND
                                     SECURITIES                  VALUE              ASSET ALLOCATION              GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (18)(19)          SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      4,590,763                2,194,755                4,740,084                3,037,180
                                    =============            =============            =============            =============
  Cost                                $48,421,320              $21,228,064              $39,984,148              $23,269,007
                                    =============            =============            =============            =============
  Market Value                        $47,999,085              $23,642,146              $46,169,758              $27,878,706
 Due from Hartford Life and
  Annuity Insurance Company                10,814                       --                       --                    3,115
 Receivable from fund shares
  sold                                         --                    1,975                    2,089                       --
 Other assets                                  --                       --                       --                       --
                                    -------------            -------------            -------------            -------------
 Total Assets                          48,009,899               23,644,121               46,171,847               27,881,821
                                    -------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    1,975                    2,089                       --
 Payable for fund shares
  purchased                                10,814                       --                       --                    3,115
 Other liabilities                              1                       --                        1                        1
                                    -------------            -------------            -------------            -------------
 Total Liabilities                         10,815                    1,975                    2,090                    3,116
                                    -------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $47,999,084              $23,642,146              $46,169,757              $27,878,705
                                    =============            =============            =============            =============


                                                                                      AMERICAN FUNDS
                                    AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL GROWTH
                                         BOND                  GLOBAL BOND              AND INCOME
                                       HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      16,321,572                3,128,016                8,468,825
                                    ==============            =============            =============
  Cost                                $154,610,376              $30,559,247              $62,119,619
                                    ==============            =============            =============
  Market Value                        $166,633,770              $33,957,922              $76,688,878
 Due from Hartford Life and
  Annuity Insurance Company                 11,666                       --                    5,660
 Receivable from fund shares
  sold                                          --                    1,568                       --
 Other assets                                   --                       --                        5
                                    --------------            -------------            -------------
 Total Assets                          166,645,436               33,959,490               76,694,543
                                    --------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                    1,568                       --
 Payable for fund shares
  purchased                                 11,666                       --                    5,660
 Other liabilities                               1                       --                       --
                                    --------------            -------------            -------------
 Total Liabilities                          11,667                    1,568                    5,660
                                    --------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $166,633,769              $33,957,922              $76,688,883
                                    ==============            =============            =============

(18) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(19) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                     GLOBAL GROWTH           CAPITALIZATION
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       3,048,718                6,368,235
                                     =============            =============
  Cost                                 $24,658,614              $42,687,136
                                     =============            =============
  Market Value                         $29,690,670              $63,184,852
 Due from Hartford Life and
  Annuity Insurance Company                  2,216                   50,505
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           29,692,886               63,235,357
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                  2,216                   50,505
 Other liabilities                               1                        1
                                     -------------            -------------
 Total Liabilities                           2,217                   50,506
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $29,690,669              $63,184,851
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL             NEW WORLD
                                      HLS FUND                HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     31,424,213              16,924,505              21,907,192              6,062,371
                                   ==============          ==============          ==============          =============
  Cost                               $225,774,235            $126,386,247            $160,648,753            $46,723,505
                                   ==============          ==============          ==============          =============
  Market Value                       $294,660,788            $152,371,962            $196,323,840            $62,064,793
 Due from Hartford Life and
  Annuity Insurance Company                90,998                  41,618                  33,407                 71,666
 Receivable from fund shares
  sold                                         --                      --                      --                     --
 Other assets                                   4                      --                      --                     --
                                   --------------          --------------          --------------          -------------
 Total Assets                         294,751,790             152,413,580             196,357,247             62,136,459
                                   --------------          --------------          --------------          -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --                      --                     --
 Payable for fund shares
  purchased                                90,998                  41,618                  33,407                 71,666
 Other liabilities                             --                       8                       9                      1
                                   --------------          --------------          --------------          -------------
 Total Liabilities                         90,998                  41,626                  33,416                 71,667
                                   --------------          --------------          --------------          -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $294,660,792            $152,371,954            $196,323,831            $62,064,792
                                   ==============          ==============          ==============          =============

                                  LORD ABBETT           LORD ABBETT            LORD ABBETT
                                  FUNDAMENTAL        CAPITAL STRUCTURE       BOND-DEBENTURE
                                EQUITY PORTFOLIO         PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT (20)     SUB-ACCOUNT (21)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     17,408              1,040,068              6,587,065
                                   ==========          =============          =============
  Cost                               $270,098            $11,612,158            $69,318,172
                                   ==========          =============          =============
  Market Value                       $307,418            $13,926,504            $78,583,687
 Due from Hartford Life and
  Annuity Insurance Company                --                     --                179,708
 Receivable from fund shares
  sold                                      7                    583                     --
 Other assets                              --                     --                      2
                                   ----------          -------------          -------------
 Total Assets                         307,425             13,927,087             78,763,397
                                   ----------          -------------          -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 7                    583                     --
 Payable for fund shares
  purchased                                --                     --                179,708
 Other liabilities                         --                     --                     --
                                   ----------          -------------          -------------
 Total Liabilities                          7                    583                179,708
                                   ----------          -------------          -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $307,418            $13,926,504            $78,583,689
                                   ==========          =============          =============

(20) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(21) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 LORD ABBETT
                                  GROWTH &
                                   INCOME        MFS CORE
                                  PORTFOLIO    EQUITY SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    644,331      1,382,007
                                =============  =============
  Cost                            $12,686,754    $25,077,753
                                =============  =============
  Market Value                    $15,315,744    $21,628,421
 Due from Hartford Life and
  Annuity Insurance Company                --             --
 Receivable from fund shares
  sold                                    629         39,531
 Other assets                              --             --
                                -------------  -------------
 Total Assets                      15,316,373     21,667,952
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               629         39,531
 Payable for fund shares
  purchased                                --             --
 Other liabilities                         --              1
                                -------------  -------------
 Total Liabilities                        629         39,532
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $15,315,744    $21,628,420
                                =============  =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  MFS INVESTORS
                                MFS GROWTH     MFS GLOBAL       MFS HIGH             GROWTH
                                  SERIES      EQUITY SERIES  INCOME SERIES        STOCK SERIES
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 2,306,491      1,762,071      30,003,665           4,664,988
                               =============  =============  ==============       =============
  Cost                           $51,215,905    $20,423,448    $253,768,454         $49,449,204
                               =============  =============  ==============       =============
  Market Value                   $56,875,907    $23,611,751    $263,432,175         $51,361,525
 Due from Hartford Life and
  Annuity Insurance Company               --         15,117         434,394                  --
 Receivable from fund shares
  sold                               351,519             --              --               1,889
 Other assets                             --             --              --                  --
                               -------------  -------------  --------------       -------------
 Total Assets                     57,227,426     23,626,868     263,866,569          51,363,414
                               -------------  -------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company          351,519             --              --               1,889
 Payable for fund shares
  purchased                               --         15,117         434,394                  --
 Other liabilities                        --              4               3                  --
                               -------------  -------------  --------------       -------------
 Total Liabilities                   351,519         15,121         434,397               1,889
                               -------------  -------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $56,875,907    $23,611,747    $263,432,172         $51,361,525
                               =============  =============  ==============       =============


                               MFS INVESTORS    MFS MID CAP            MFS NEW
                                TRUST SERIES   GROWTH SERIES       DISCOVERY SERIES
                                SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 17,738,252      18,103,936           15,305,671
                               ==============  ==============       ==============
  Cost                           $320,263,959    $113,511,917         $221,721,956
                               ==============  ==============       ==============
  Market Value                   $355,461,204    $108,442,576         $280,246,840
 Due from Hartford Life and
  Annuity Insurance Company                --           4,556              860,503
 Receivable from fund shares
  sold                                127,931              --                   --
 Other assets                               9              --                    1
                               --------------  --------------       --------------
 Total Assets                     355,589,144     108,447,132          281,107,344
                               --------------  --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           127,931              --                   --
 Payable for fund shares
  purchased                                --           4,556              860,503
 Other liabilities                         --              --                   --
                               --------------  --------------       --------------
 Total Liabilities                    127,931           4,556              860,503
                               --------------  --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $355,461,213    $108,442,576         $280,246,841
                               ==============  ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                   MFS TOTAL        MFS VALUE
                                 RETURN SERIES        SERIES
                                  SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    56,594,908      29,320,965
                                ================  ==============
  Cost                            $1,085,892,153    $357,100,002
                                ================  ==============
  Market Value                    $1,058,091,466    $378,973,815
 Due from Hartford Life and
  Annuity Insurance Company                   --              --
 Receivable from fund shares
  sold                                   395,528          47,893
 Other assets                                  3              --
                                ----------------  --------------
 Total Assets                      1,058,486,997     379,021,708
                                ----------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              395,528          47,893
 Payable for fund shares
  purchased                                   --              --
 Other liabilities                            --               7
                                ----------------  --------------
 Total Liabilities                       395,528          47,900
                                ----------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $1,058,091,469    $378,973,808
                                ================  ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      BLACKROCK
                             MFS RESEARCH        MFS RESEARCH             MFS RESEARCH                  GLOBAL
                             BOND SERIES     INTERNATIONAL SERIES            SERIES            OPPORTUNITIES V.I. FUND
                             SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (22)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares              26,347,992           4,452,537                1,852,966                   53,524
                            ==============       =============            =============               ==========
  Cost                        $306,201,496         $64,192,880              $33,677,161                 $518,825
                            ==============       =============            =============               ==========
  Market Value                $332,807,088         $55,389,559              $35,280,468                 $758,435
 Due from Hartford Life
  and Annuity Insurance
  Company                               --                  --                   13,041                       --
 Receivable from fund
  shares sold                      198,998              12,544                       --                       40
 Other assets                           --                   1                        1                       --
                            --------------       -------------            -------------               ----------
 Total Assets                  333,006,086          55,402,104               35,293,510                  758,475
                            --------------       -------------            -------------               ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                          198,998              12,544                       --                       40
 Payable for fund shares
  purchased                             --                  --                   13,041                       --
 Other liabilities                       3                  --                       --                       --
                            --------------       -------------            -------------               ----------
 Total Liabilities                 199,001              12,544                   13,041                       40
                            --------------       -------------            -------------               ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities        $332,807,085         $55,389,560              $35,280,469                 $758,435
                            ==============       =============            =============               ==========

                                                          INVESCO
                                  BLACKROCK           VAN KAMPEN V. I.          UIF MID CAP
                                  LARGE CAP            INTERNATIONAL              GROWTH
                               GROWTH V.I. FUND        GROWTH EQUITY             PORTFOLIO
                                 SUB-ACCOUNT          SUB-ACCOUNT (23)       SUB-ACCOUNT (24)
--------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    115,170                54,493                2,496,828
                                 ============            ==========            =============
  Cost                               $969,656              $565,358              $19,099,909
                                 ============            ==========            =============
  Market Value                     $1,249,603              $496,434              $29,986,901
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                85,810                    7,175
 Receivable from fund
  shares sold                              68                    --                       --
 Other assets                              --                    --                        1
                                 ------------            ----------            -------------
 Total Assets                       1,249,671               582,244               29,994,077
                                 ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  68                    --                       --
 Payable for fund shares
  purchased                                --                85,810                    7,175
 Other liabilities                         --                    --                       --
                                 ------------            ----------            -------------
 Total Liabilities                         68                85,810                    7,175
                                 ------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,249,603              $496,434              $29,986,902
                                 ============            ==========            =============

(22) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(23) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(24) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        INVESCO
                                   VAN KAMPEN V. I.        MORGAN STANLEY --
                                        MID CAP               FOCUS GROWTH
                                      VALUE FUND               PORTFOLIO
                                   SUB-ACCOUNT (25)           SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,331,561                  52,038
                                     =============            ============
  Cost                                 $14,299,269                $953,189
                                     =============            ============
  Market Value                         $16,937,461              $1,150,564
 Due from Hartford Life and
  Annuity Insurance Company                     --                      --
 Receivable from fund shares
  sold                                         944                 114,423
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           16,938,405               1,264,987
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    944                 114,423
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                              --                      --
                                     -------------            ------------
 Total Liabilities                             944                 114,423
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $16,937,461              $1,150,564
                                     =============            ============

(25) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              MORGAN STANLEY --       MORGAN STANLEY --                             INVESCO V.I. SELECT
                                   CAPITAL                 MID CAP            MORGAN STANLEY --          DIMENSIONS
                                OPPORTUNITIES               GROWTH             FLEXIBLE INCOME            DIVIDEND
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO           GROWTH PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (26)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    210,700                 24,441                 126,484                 12,356
                                 ============             ==========              ==========             ==========
  Cost                             $2,703,639               $684,505                $887,296               $214,688
                                 ============             ==========              ==========             ==========
  Market Value                     $3,398,591               $846,622                $780,405               $192,139
 Due from Hartford Life
  and Annuity Insurance
  Company                              42,741                     --                      --                     --
 Receivable from fund
  shares sold                              --                     40                      35                      9
 Other assets                              --                     --                      --                     --
                                 ------------             ----------              ----------             ----------
 Total Assets                       3,441,332                846,662                 780,440                192,148
                                 ------------             ----------              ----------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                     40                      35                      9
 Payable for fund shares
  purchased                            42,741                     --                      --                     --
 Other liabilities                         --                     --                      --                     --
                                 ------------             ----------              ----------             ----------
 Total Liabilities                     42,741                     40                      35                      9
                                 ------------             ----------              ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $3,398,591               $846,622                $780,405               $192,139
                                 ============             ==========              ==========             ==========

                                 OPPENHEIMER
                                   CAPITAL                OPPENHEIMER             OPPENHEIMER
                                 APPRECIATION          GLOBAL SECURITIES          MAIN STREET
                                   FUND/VA                  FUND/VA                 FUND/VA
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     70,031                1,065,338                 122,502
                                 ============            =============            ============
  Cost                             $2,245,763              $24,723,823              $2,090,094
                                 ============            =============            ============
  Market Value                     $2,800,542              $32,002,763              $2,537,014
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                       --                      --
 Receivable from fund
  shares sold                             131                    1,962                     111
 Other assets                              --                        1                      --
                                 ------------            -------------            ------------
 Total Assets                       2,800,673               32,004,726               2,537,125
                                 ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 131                    1,962                     111
 Payable for fund shares
  purchased                                --                       --                      --
 Other liabilities                         --                       --                      --
                                 ------------            -------------            ------------
 Total Liabilities                        131                    1,962                     111
                                 ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $2,800,542              $32,002,764              $2,537,014
                                 ============            =============            ============

(26) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                 MAIN STREET       OPPENHEIMER
                                  SMALL CAP           VALUE
                                   FUND/VA           FUND/VA
                                 SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  1,883,254           135,822
                                =============      ============
  Cost                            $22,595,212        $1,148,757
                                =============      ============
  Market Value                    $32,956,942        $1,389,456
 Due from Hartford Life and
  Annuity Insurance Company             1,905                --
 Receivable from fund shares
  sold                                     --                63
 Other assets                              --                --
                                -------------      ------------
 Total Assets                      32,958,847         1,389,519
                                -------------      ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                63
 Payable for fund shares
  purchased                             1,905                --
 Other liabilities                         --                --
                                -------------      ------------
 Total Liabilities                      1,905                63
                                -------------      ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $32,956,942        $1,389,456
                                =============      ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT          PUTNAM VT             PUTNAM VT             PUTNAM VT
                                DIVERSIFIED        GLOBAL ASSET         INTERNATIONAL         INTERNATIONAL
                                INCOME FUND      ALLOCATION FUND          VALUE FUND           EQUITY FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT (27)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 13,703,728           513,626               151,243               129,891
                               ==============      ============          ============          ============
  Cost                            $93,125,838        $6,108,678            $1,251,529            $1,414,047
                               ==============      ============          ============          ============
  Market Value                   $107,300,185        $7,642,759            $1,414,119            $1,530,116
 Due from Hartford Life and
  Annuity Insurance Company           131,074                --                    --                    --
 Receivable from fund shares
  sold                                     --             2,408                    93                    71
 Other assets                              --                --                    --                     1
                               --------------      ------------          ------------          ------------
 Total Assets                     107,431,259         7,645,167             1,414,212             1,530,188
                               --------------      ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             2,408                    93                    71
 Payable for fund shares
  purchased                           131,074                --                    --                    --
 Other liabilities                          4                 1                    --                    --
                               --------------      ------------          ------------          ------------
 Total Liabilities                    131,078             2,409                    93                    71
                               --------------      ------------          ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $107,300,181        $7,642,758            $1,414,119            $1,530,117
                               ==============      ============          ============          ============

                                                       PUTNAM VT
                                   PUTNAM VT           SMALL CAP            PUTNAM VT
                                INVESTORS FUND           VALUE               VOYAGER
                               SUB-ACCOUNT (28)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     5,207               162,066              13,293
                                   =========          ============          ==========
  Cost                               $47,070            $1,612,470            $458,646
                                   =========          ============          ==========
  Market Value                       $52,641            $2,233,268            $513,917
 Due from Hartford Life and
  Annuity Insurance Company               --                    --                  69
 Receivable from fund shares
  sold                                     1                   734                  --
 Other assets                             --                    --                  --
                                   ---------          ------------          ----------
 Total Assets                         52,642             2,234,002             513,986
                                   ---------          ------------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                1                   734                  --
 Payable for fund shares
  purchased                               --                    --                  69
 Other liabilities                        --                    --                  --
                                   ---------          ------------          ----------
 Total Liabilities                         1                   734                  69
                                   ---------          ------------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $52,641            $2,233,268            $513,917
                                   =========          ============          ==========

(27) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(28) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     PUTNAM VT           JENNISON 20/20
                                       EQUITY                FOCUS
                                    INCOME FUND            PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       36,408                34,178
                                     ==========            ==========
  Cost                                 $451,520              $366,866
                                     ==========            ==========
  Market Value                         $489,319              $523,269
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --
 Receivable from fund shares
  sold                                       36                    26
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           489,355               523,295
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  36                    26
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           36                    26
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $489,319              $523,269
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                INVESCO
                                                       PRUDENTIAL          VAN KAMPEN V. I.             INVESCO
                                  JENNISON               VALUE                GROWTH AND            VAN KAMPEN V. I.
                                 PORTFOLIO             PORTFOLIO              INCOME FUND            COMSTOCK FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (29)         SUB-ACCOUNT (30)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    4,655                18,976                3,044,091                 266,078
                                 ==========            ==========            =============            ============
  Cost                             $101,995              $339,960              $47,369,369              $3,767,043
                                 ==========            ==========            =============            ============
  Market Value                     $106,650              $325,053              $55,919,949              $3,105,136
 Due from Hartford Life
  and Annuity Insurance
  Company                                --                    --                  189,511                      --
 Receivable from fund
  shares sold                             6                    16                       --                     145
 Other assets                            --                    --                       --                      --
                                 ----------            ----------            -------------            ------------
 Total Assets                       106,656               325,069               56,109,460               3,105,281
                                 ----------            ----------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 6                    16                       --                     145
 Payable for fund shares
  purchased                              --                    --                  189,511                      --
 Other liabilities                       --                    --                        1                      --
                                 ----------            ----------            -------------            ------------
 Total Liabilities                        6                    16                  189,512                     145
                                 ----------            ----------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $106,650              $325,053              $55,919,948              $3,105,136
                                 ==========            ==========            =============            ============

                                 WELLS FARGO             WELLS FARGO              WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT             ADVANTAGE VT
                                 INDEX ASSET             TOTAL RETURN              INTRINSIC
                               ALLOCATION FUND            BOND FUND                VALUE FUND
                               SUB-ACCOUNT (31)          SUB-ACCOUNT          SUB-ACCOUNT (32)(33)
--------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     90,356                 633,665                  267,968
                                 ============            ============             ============
  Cost                             $1,131,838              $6,453,453               $3,851,314
                                 ============            ============             ============
  Market Value                     $1,058,972              $6,596,447               $3,419,266
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                       --
 Receivable from fund
  shares sold                              57                   1,633                      565
 Other assets                              --                     512                       --
                                 ------------            ------------             ------------
 Total Assets                       1,059,029               6,598,592                3,419,831
                                 ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  57                   1,633                      565
 Payable for fund shares
  purchased                                --                      --                       --
 Other liabilities                         --                      --                        1
                                 ------------            ------------             ------------
 Total Liabilities                         57                   1,633                      566
                                 ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,058,972              $6,596,959               $3,419,265
                                 ============            ============             ============

(29) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(30) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(31) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(32) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(33) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                    INTERNATIONAL             SMALL CAP
                                     EQUITY FUND             GROWTH FUND
                                   SUB-ACCOUNT (34)          SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        328,616                 406,807
                                     ============            ============
  Cost                                 $1,553,942              $3,367,141
                                     ============            ============
  Market Value                         $1,886,254              $3,274,795
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                         94                     364
 Other assets                                 156                       1
                                     ------------            ------------
 Total Assets                           1,886,504               3,275,160
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    94                     364
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             94                     364
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,886,410              $3,274,796
                                     ============            ============

(34) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO                                  WELLS FARGO
                                     WELLS FARGO            ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT
                                     ADVANTAGE VT            SMALL CAP            ADVANTAGE VT              CORE
                                    DISCOVERY FUND           VALUE FUND         OPPORTUNITY FUND         EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (35)        SUB-ACCOUNT         SUB-ACCOUNT (36)
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         88,832                65,080                16,709                 2,687
                                     ============            ==========            ==========             =========
  Cost                                 $1,571,678              $730,362              $304,160               $42,955
                                     ============            ==========            ==========             =========
  Market Value                         $1,890,354              $587,674              $307,789               $53,016
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --                    --                    --
 Receivable from fund shares
  sold                                        102                    28                    14                     3
 Other assets                                  --                    --                    --                    --
                                     ------------            ----------            ----------             ---------
 Total Assets                           1,890,456               587,702               307,803                53,019
                                     ------------            ----------            ----------             ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   102                    28                    14                     3
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                             --                    --                    --                    --
                                     ------------            ----------            ----------             ---------
 Total Liabilities                            102                    28                    14                     3
                                     ------------            ----------            ----------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,890,354              $587,674              $307,789               $53,016
                                     ============            ==========            ==========             =========

(35) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(36) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy Portfolio --
 Class B                                                             3,463,120     $9.526174  to     $13.975034       $34,349,623
AllianceBernstein VPS International Value Portfolio -- Class B       5,614,969      6.783623  to      14.408935        40,067,814
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B       1,817,009     11.386043  to      19.150714        21,610,686
AllianceBernstein VPS Value Portfolio -- Class B                       146,524      8.155045  to      13.390012         1,250,549
AllianceBernstein VPS International Growth Portfolio -- Class
 B                                                                   1,262,155      8.050779  to      16.306314        10,581,772
Invesco V.I. Basic Value Fund -- Class S1                          100,440,644      1.005059  to      15.527976       107,197,637
Invesco V.I. Capital Appreciation Fund -- Class S1                  43,988,731      1.089519  to      13.688686        50,956,629
Invesco V.I. Capital Appreciation Fund -- Class S2                     192,974      8.576212  to      13.901433         1,765,708
Invesco V.I. Core Equity Fund -- Class S1                           18,685,980     11.124549  to      13.575989       215,853,504
Invesco V.I. Core Equity Fund -- Class S2                              513,235      9.591296  to      13.590857         5,079,144
Invesco V.I. Government Securities Fund -- Class S1                560,559,635      1.200346  to      10.334391       717,164,444
Invesco V.I. International Growth Fund -- Class S1                  83,138,553      1.870845  to      15.425333       166,183,194
Invesco V.I. International Growth Fund -- Class S2                   5,615,936      9.171032  to      15.702095        54,002,096
Invesco V.I. Mid Cap Core Equity Fund -- Class S1                  150,021,649      1.649245  to      14.453873       263,829,630
Invesco V.I. Mid Cap Core Equity Fund -- Class S2                       12,740     10.904869  to      13.714290           170,107
Invesco V.I. Small Cap Equity Fund -- Class S1                       8,810,798     14.092937  to      15.816340       130,907,627
Invesco V.I. Small Cap Equity Fund -- Class S2                       1,422,418     11.032037  to      15.748892        16,498,924
Invesco V.I. Large Cap Growth Fund -- Class S1                       2,906,432      1.106617  to      14.528208        32,311,794
Invesco V.I. Capital Development Fund -- Class S1                    1,090,808      8.109153  to       8.560390         9,043,912
Invesco V.I. Capital Development Fund -- Class S2                      118,795      9.374262  to      16.411166         1,200,439
Invesco V.I. Global Multi-Asset Fund -- Class S2                       983,388     12.882318  to      14.559783        14,033,562
American Funds Global Bond Fund -- Class 2                          23,991,234     11.142028  to      12.887393       297,751,361
American Funds Global Growth and Income Fund -- Class 2             52,229,907     10.119463  to      15.648853       553,355,407
American Funds Asset Allocation Fund -- Class 2                     95,438,247     12.118275  to      15.099175     1,263,112,727
American Funds Blue Chip Income and Growth Fund -- Class 2         736,750,012      0.968436  to      14.135335       767,252,366
American Funds Bond Fund -- Class 2                                 79,389,296     11.201828  to      15.818424     1,132,392,102
American Funds Global Growth Fund -- Class 2                        35,431,235     10.845987  to      17.445402       520,472,038
American Funds Growth Fund -- Class 2                              236,672,935      8.954023  to      16.218062     2,780,899,587
American Funds Growth-Income Fund -- Class 2                       214,183,591     11.501384  to      14.780327     2,695,811,842
American Funds International Fund -- Class 2                        57,964,435     10.410249  to      16.767312       816,175,067
American Funds New World Fund -- Class 2                            17,240,812     14.561933  to      30.913810       457,327,501
American Funds Global Small Capitalization Fund -- Class 2          21,657,672     14.703862  to      22.646601       404,454,617
Wells Fargo Advantage VT Omega Growth Fund -- Class 2                  162,186     12.547037  to      12.612644         2,040,318
Fidelity VIP Growth Portfolio -- Class SRV2                            446,768      8.745303  to      15.380027         4,054,447
Fidelity VIP Contrafund Portfolio -- Class SRV2                      9,467,137      9.479188  to      15.714822        93,760,661
Fidelity VIP Mid Cap Portfolio -- Class SRV2                         8,268,252     10.886520  to      18.319340        94,605,932
Fidelity VIP Value Strategies Portfolio -- Class SRV2                  557,023     10.012852  to      20.714619         5,879,866
Fidelity VIP Dynamic Capital Appreciation Portfolio -- Class
 SRV2                                                                  183,487      9.672059  to      16.114668         1,867,629
Fidelity VIP Strategic Income Portfolio -- Class SRV2                   30,035     12.074240  to      12.266327           364,547
Franklin Rising Dividends Securities Fund -- Class 2                53,030,452     13.575870  to      15.333461       763,856,824
Franklin Rising Dividends Securities Fund -- Class 4                    72,039     10.795787  to      14.187159           998,629
Franklin Income Securities Fund -- Class 2                         120,399,742     13.408278  to      17.263025     1,938,360,483
Franklin Income Securities Fund -- Class 4                          22,860,464     10.415972  to      15.819395       247,317,556
Franklin Large Cap Growth Securities Fund -- Class 2                12,381,767     10.402696  to      13.948188       136,399,429
Franklin Global Real Estate Securities Fund -- Class 2                 548,262     14.312813  to      21.316773         9,233,157
Franklin Small-Mid Cap Growth Securities Fund -- Class 2            29,081,502      7.804534  to      17.486064       318,590,517

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities Fund -- Class 4             1,064,605    $11.132217  to     $17.557507       $12,613,932
Franklin Small Cap Value Securities Fund -- Class 2                  7,617,094      9.476397  to      16.712128        74,073,329
Franklin Small Cap Value Securities Fund -- Class 4                  3,013,556     10.914601  to      17.060373        34,233,845
Franklin Strategic Income Securities Fund -- Class 1                42,675,912     13.909880  to      20.868294       786,738,086
Franklin Strategic Income Securities Fund -- Class 2                 1,737,889     11.601960  to      14.182489        20,941,898
Franklin Strategic Income Securities Fund -- Class 4                13,465,920     10.080929  to      14.186270       159,447,309
Mutual Shares Securities Fund -- Class 2                            73,966,289     13.176448  to      17.534020     1,085,214,539
Mutual Shares Securities Fund -- Class 4                            14,753,818      8.844456  to      14.014131       136,062,799
Templeton Developing Markets Securities Fund -- Class 1              8,457,988     20.102769  to      29.251465       214,777,124
Templeton Developing Markets Securities Fund -- Class 2                 47,617      9.955707  to      20.473027           490,907
Templeton Developing Markets Securities Fund -- Class 4              2,656,609      9.682806  to      20.120775        27,251,717
Templeton Foreign Securities Fund -- Class 2                        33,160,911     11.592637  to      15.092799       420,393,842
Templeton Foreign Securities Fund -- Class 4                         1,964,452      8.971929  to      15.417996        18,902,833
Templeton Growth Securities Fund -- Class 2                         43,614,154     10.904107  to      14.199091       530,126,883
Templeton Growth Securities Fund -- Class 4                          5,533,260      8.407694  to      14.511652        48,330,490
Mutual Global Discovery Securities Fund -- Class 2                  28,083,535     12.606120  to      22.153716       574,041,957
Mutual Global Discovery Securities Fund -- Class 4                   4,984,350      9.823691  to      13.584093        51,339,811
Franklin Flex Cap Growth Securities Fund -- Class 2                  4,894,576     10.978686  to      14.705171        56,230,754
Franklin Flex Cap Growth Securities Fund -- Class 4                    407,395     10.535820  to      14.768708         4,468,418
Franklin Large Cap Value Securities Fund -- Class 2                  2,985,432      9.781872  to      14.118514        30,594,252
Templeton Global Bond Securities Fund -- Class 2                       491,174     12.518127  to      14.029559         6,502,509
Templeton Global Bond Securities Fund -- Class 4                     9,948,872     10.049889  to      14.021191       129,308,742
Hartford Advisers HLS Fund -- Class IA                               1,350,381      9.947373  to      14.698714        13,922,451
Hartford Total Return Bond HLS Fund -- Class IA                     66,681,763      9.895514  to      12.317907       724,920,152
Hartford Capital Appreciation HLS Fund -- Class IA                  82,440,209      9.332824  to      17.210902       806,814,492
Hartford Dividend and Growth HLS Fund -- Class IA                   50,489,155      9.513114  to      14.176062       501,343,050
Hartford Global Research HLS Fund -- Class IA                           71,581      9.587412  to      16.467240           737,586
Hartford Global Growth HLS Fund -- Class IA                            215,450      7.861943  to      15.860036         1,847,472
Hartford Disciplined Equity HLS Fund -- Class IA                    10,748,751      9.223343  to      14.509205       103,559,276
Hartford Growth HLS Fund -- Class IA                                 2,324,376      9.934147  to      16.156840        24,325,622
Hartford Growth Opportunities HLS Fund -- Class IA                  19,066,148      8.684497  to      15.603811       173,632,250
Hartford High Yield HLS Fund -- Class IA                             4,543,023     10.363784  to      17.628302        59,908,443
Hartford Index HLS Fund -- Class IB                                      8,442     13.851916  to      13.883156           117,189
Hartford International Opportunities HLS Fund -- Class IA            3,611,734      8.990583  to      15.874194        33,954,453
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                   1,077,510     10.087946  to      18.593626        11,609,911
Hartford Money Market HLS Fund -- Class IA                         581,811,240      0.979543  to       9.963517       731,974,434
Hartford Small Company HLS Fund -- Class IA                          1,312,705     10.081779  to      16.298343        13,714,248
Hartford SmallCap Growth HLS Fund -- Class IA                          647,265     12.052733  to      19.117198         8,170,081
Hartford Stock HLS Fund -- Class IA                                    215,623      9.593407  to      16.033586         2,195,988
Hartford U.S. Government Securities HLS Fund -- Class IA             4,807,088      9.721547  to      10.582456        47,999,084
Hartford Value HLS Fund -- Class IA                                  2,366,692      9.529590  to      14.278537        23,642,146
American Funds Asset Allocation HLS Fund -- Class IB                 4,651,207      9.491952  to      13.610109        46,167,528
American Funds Blue Chip Income and Growth HLS Fund -- Class
 IB                                                                  2,893,066      9.005117  to      14.125812        27,878,705
American Funds Bond HLS Fund -- Class IB                            16,144,807     10.006638  to      11.974346       166,562,962
American Funds Global Bond HLS Fund -- Class IB                      3,125,828     10.585294  to      11.895935        33,957,922
American Funds Global Growth and Income HLS Fund -- Class IB         8,333,335      8.797563  to      15.905602        76,686,147
American Funds Global Growth HLS Fund -- Class IB                    2,961,672      9.475375  to      16.295059        29,690,669
American Funds Global Small Capitalization HLS Fund -- Class
 IB                                                                  6,400,897      9.355201  to      20.194381        63,154,655

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth HLS Fund -- Class IB                          31,071,663     $9.052398  to     $16.506866      $294,588,330
American Funds Growth-Income HLS Fund -- Class IB                   16,502,986      8.842559  to      14.509211       152,301,596
American Funds International HLS Fund -- Class IB                   21,620,228      8.694872  to      15.943606       196,281,839
American Funds New World HLS Fund -- Class IB                        5,976,241      9.844643  to      17.855147        62,064,792
Lord Abbett Fundamental Equity Portfolio -- Class VC                    24,036     11.285819  to      12.880117           307,418
Lord Abbett Capital Structure Portfolio -- Class VC                  1,274,552     10.521868  to      14.294866        13,926,504
Lord Abbett Bond-Debenture Portfolio -- Class VC                     6,412,890     10.247516  to      15.389907        78,583,689
Lord Abbett Growth & Income Portfolio -- Class VC                    1,616,492      9.090114  to      13.993548        15,315,744
MFS Core Equity Series -- Class INIT                                 2,567,225      6.406723  to      15.274020        21,594,841
MFS Growth Series -- Class INIT                                      6,545,823      5.908062  to      15.206469        52,707,675
MFS Growth Series -- Class SRV                                         388,414     10.112173  to      15.209406         4,123,247
MFS Global Equity Series -- Class INIT                               1,596,101     12.972231  to      17.373146        23,611,747
MFS High Income Series -- Class INIT                                18,488,622     13.501766  to      16.899142       263,311,706
MFS Investors Growth Stock Series -- Class INIT                      6,576,751      6.313161  to      15.076536        51,240,578
MFS Investors Trust Series -- Class INIT                            37,360,622      8.741499  to      13.677553       352,340,123
MFS Investors Trust Series -- Class SRV                                297,394      9.436697  to      13.894493         2,964,231
MFS Mid Cap Growth Series -- Class INIT                             19,567,264      5.145768  to      17.788556       108,402,806
MFS New Discovery Series -- Class INIT                              19,217,097     10.928429  to      23.243486       279,973,069
MFS Total Return Series -- Class INIT                               72,134,200     12.382315  to      16.124833       992,918,667
MFS Total Return Series -- Class SRV                                 6,332,464      9.782756  to      12.878119        64,219,624
MFS Value Series -- Class INIT                                      15,092,076     13.429849  to      16.977153       240,883,219
MFS Value Series -- Class SRV                                       14,138,060      9.329606  to      13.736995       137,906,452
MFS Research Bond Series -- Class INIT                              21,546,341     11.566286  to      12.767630       259,662,497
MFS Research Bond Series -- Class SRV                                6,323,547      9.876812  to      12.405597        73,105,620
MFS Research International Series -- Class INIT                      4,278,033     12.383777  to      14.801561        55,389,560
MFS Research Series -- Class INIT                                    2,932,762     11.189423  to      14.676565        35,280,469
BlackRock Global Opportunities V.I. Fund -- Class I                     53,725     11.772777  to      15.280107           758,435
BlackRock Large Cap Growth V.I. Fund -- Class I                        126,306      8.601826  to      10.708596         1,249,603
Invesco Van Kampen V. I. International Growth Equity -- Class
 S2                                                                     51,555      9.410090  to       9.777615           496,434
UIF Mid Cap Growth Portfolio -- Class II                             2,511,545     11.460298  to      20.741220        29,986,902
Invesco Van Kampen V. I. Mid Cap Value Fund -- Class S2              1,564,972     10.128192  to      17.399742        16,937,461
Morgan Stanley -- Focus Growth Portfolio -- Class Y                    136,508      7.978864  to       8.636505         1,150,564
Morgan Stanley -- Capital Opportunities Portfolio -- Class Y           613,648      5.246144  to       5.678500         3,398,591
Morgan Stanley -- Mid Cap Growth Portfolio -- Class Y                   71,985     11.168445  to      12.088848           846,622
Morgan Stanley -- Flexible Income Portfolio -- Class Y                  68,187     10.783596  to      11.672055           780,405
Invesco V.I. Select Dimensions Dividend Growth Portfolio --
 Class S2                                                               18,242     10.134682  to      10.835269           192,139
Oppenheimer Capital Appreciation Fund/VA -- Class SRV                  298,124      8.954821  to      15.652531         2,800,542
Oppenheimer Global Securities Fund/VA -- Class SRV                   3,102,854      9.936086  to      16.640327        32,002,764
Oppenheimer Main Street Fund/VA -- Class SRV                           256,255      9.441614  to      14.731478         2,537,014
Oppenheimer Main Street Small Cap Fund/VA -- Class SRV               2,939,236     10.729552  to      17.628246        32,956,942
Oppenheimer Value Fund/VA -- Class SRV                                 143,100      9.199060  to      15.026440         1,389,456
Putnam VT Diversified Income Fund -- Class IB                        8,774,553     11.726340  to      17.706722       107,300,181
Putnam VT Global Asset Allocation Fund -- Class IB                     727,108     10.201866  to      15.472814         7,642,758
Putnam VT International Value Fund -- Class IB                         175,158      7.567555  to      13.872866         1,414,119
Putnam VT International Equity Fund -- Class IB                        184,549      7.929509  to      13.996731         1,530,117
Putnam VT Investors Fund -- Class IB                                     3,795     13.870722  to      13.870722            52,641
Putnam VT Small Cap Value -- Class IB                                  203,283     10.308076  to      16.943233         2,233,268
Putnam VT Voyager -- Class IB                                           34,353     11.118426  to      15.402708           513,917

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund -- Class IB                                36,701    $10.921139  to     $13.389583          $489,319
Jennison 20/20 Focus Portfolio -- Class II                             355,404      1.407108  to       1.492525           523,269
Jennison Portfolio -- Class II                                         116,634      0.897947  to       0.924809           106,650
Prudential Value Portfolio -- Class II                                 269,412      1.176590  to       1.217103           325,053
Invesco Van Kampen V. I. Growth and Income Fund -- Class S2          5,217,369      9.579982  to      15.617708        55,919,948
Invesco Van Kampen V. I. Comstock Fund -- Class S2                     211,931     13.925507  to      14.988434         3,105,136
Wells Fargo Advantage VT Index Asset Allocation Fund                   895,881      1.134366  to       1.247548         1,058,972
Wells Fargo Advantage VT Total Return Bond Fund                      4,657,934      1.332467  to      11.913757         6,596,959
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2             3,041,018      1.051224  to      12.968994         3,419,265
Wells Fargo Advantage VT International Equity Fund -- Class 2          155,090     12.120069  to      12.193157         1,886,410
Wells Fargo Advantage VT Small Cap Growth Fund                       1,949,054      1.563785  to      20.011357         3,274,796
Wells Fargo Advantage VT Discovery Fund                                121,343     14.889172  to      18.480499         1,890,354
Wells Fargo Advantage VT Small Cap Value Fund                           44,338     12.909634  to      13.537143           587,674
Wells Fargo Advantage VT Opportunity Fund                               23,563     12.679284  to      13.295704           307,789
Wells Fargo Advantage VT Core Equity Fund -- Class 2                     4,338     12.210912  to      12.266435            53,016
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS International Growth Portfolio -- Class
 B                                                                         311      8.340904  to       8.340904             2,592
Invesco V.I. Basic Value Fund -- Class S1                               47,702      1.080576  to       1.158485            52,734
Invesco V.I. Capital Appreciation Fund -- Class S1                      25,457      1.204471  to       1.255847            31,161
Invesco V.I. Core Equity Fund -- Class S1                                9,823     11.690539  to      11.931858           116,517
Invesco V.I. Government Securities Fund -- Class S1                    265,044      1.290550  to       1.383535           350,765
Invesco V.I. International Growth Fund -- Class S1                      52,264      2.011361  to       2.079428           108,212
Invesco V.I. Mid Cap Core Equity Fund -- Class S1                      100,692      1.773146  to       1.900907           181,200
Invesco V.I. Small Cap Equity Fund -- Class S1                             453     15.810634  to      15.810634             7,166
Invesco V.I. Large Cap Growth Fund -- Class S1                           5,229      1.201896  to      11.461427            10,023
American Funds Global Bond Fund -- Class 2                               6,787     12.590317  to      12.617063            85,585
American Funds Global Growth and Income Fund -- Class 2                 19,728     10.535571  to      10.916891           210,112
American Funds Asset Allocation Fund -- Class 2                         44,412     12.947485  to      15.099175           597,792
American Funds Blue Chip Income and Growth Fund -- Class 2             396,700      1.041977  to       1.118849           420,477
American Funds Bond Fund -- Class 2                                     37,602     13.920428  to      15.818424           546,204
American Funds Global Growth Fund -- Class 2                            37,469     12.746831  to      17.445402           603,893
American Funds Growth Fund -- Class 2                                  130,608      9.617146  to      15.366907         1,682,343
American Funds Growth-Income Fund -- Class 2                           185,376     12.288512  to      14.780327         2,388,346
American Funds International Fund -- Class 2                            37,923     12.276433  to      16.568395           557,689
American Funds New World Fund -- Class 2                                 4,487     25.693979  to      29.687121           122,151
American Funds Global Small Capitalization Fund -- Class 2               7,066     16.059663  to      22.377840           146,806
Franklin Rising Dividends Securities Fund -- Class 2                    16,702     14.476136  to      15.310662           243,642
Franklin Income Securities Fund -- Class 2                              86,307     16.176367  to      17.263025         1,422,309
Franklin Income Securities Fund -- Class 4                                 222     10.791840  to      10.791840             2,396
Franklin Large Cap Growth Securities Fund -- Class 2                     4,897     11.160712  to      11.510411            55,569
Franklin Global Real Estate Securities Fund -- Class 2                     493     17.659480  to      17.659480             8,699
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                13,821      8.451916  to      15.025305           160,154
Franklin Small Cap Value Securities Fund -- Class 2                      3,906      9.840955  to       9.857113            38,452
Franklin Strategic Income Securities Fund -- Class 1                    24,874     18.170485  to      20.868294           473,836
Mutual Shares Securities Fund -- Class 2                                38,044     14.056883  to      17.534020           584,490
Templeton Developing Markets Securities Fund -- Class 1                  2,257     23.623172  to      28.090642            59,976
Templeton Foreign Securities Fund -- Class 2                            23,053     12.497858  to      14.051270           309,508

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                             11,122    $12.024814  to     $13.995139          $141,200
Mutual Global Discovery Securities Fund -- Class 2                      17,151     20.518313  to      21.733036           355,209
Franklin Flex Cap Growth Securities Fund -- Class 2                      1,658     11.537119  to      11.775265            19,350
Franklin Large Cap Value Securities Fund -- Class 2                      2,541     10.279500  to      10.279500            26,120
Hartford Total Return Bond HLS Fund -- Class IA                            235     10.889911  to      10.889911             2,556
Hartford Capital Appreciation HLS Fund -- Class IA                         808      9.669885  to       9.669885             7,810
Hartford Dividend and Growth HLS Fund -- Class IA                          282      9.856610  to       9.856610             2,779
Hartford Money Market HLS Fund -- Class IA                             555,138      1.056032  to       1.146874           632,100
American Funds Asset Allocation HLS Fund -- Class IB                       227      9.801022  to       9.801022             2,229
American Funds Bond HLS Fund -- Class IB                                 6,844     10.346110  to      10.346110            70,807
American Funds Global Growth and Income HLS Fund -- Class IB               301      9.096222  to       9.096222             2,736
American Funds Global small Capitalization HLS Fund -- Class
 IB                                                                      3,122      9.672766  to       9.672766            30,196
American Funds Growth HLS Fund -- Class IB                               7,742      9.359771  to       9.359771            72,462
American Funds Growth-Income HLS Fund -- Class IB                        7,696      9.142787  to       9.142787            70,358
American Funds International HLS Fund -- Class IB                        4,671      8.990016  to       8.990016            41,992
MFS Core Equity Series -- Class INIT                                     3,605      6.936689  to       9.448727            33,579
MFS Growth Series -- Class INIT                                          5,050      6.312079  to       9.771444            44,985
MFS High Income Series -- Class INIT                                     8,066     14.433501  to      15.924769           120,466
MFS Investors Growth Stock Series -- Class INIT                         13,633      8.851891  to       9.273210           120,947
MFS Investors Trust Series -- Class INIT                                15,443      9.325710  to      10.970891           156,859
MFS Mid Cap Growth Series -- Class INIT                                  7,179      5.490474  to       5.675686            39,770
MFS New Discovery Series -- Class INIT                                  15,044     11.782080  to      19.971233           273,772
MFS Total Return Series -- Class INIT                                   66,535     13.209657  to      16.124833           953,178
MFS Value Series -- Class INIT                                          11,395     16.028067  to      16.464227           184,137
MFS Research Bond Series -- Class INIT                                   3,199     12.152175  to      12.401922            38,968

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $796,464                $1,026,852
                                      ------------              ------------
EXPENSES:
 Administrative Charges                         --                        --
 Mortality and Expense Risk
  Charges                                 (495,372)                 (593,905)
                                      ------------              ------------
  Total Expense                           (495,372)                 (593,905)
                                      ------------              ------------
  Net investment income (loss)             301,092                   432,947
                                      ------------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     26,200                   447,287
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,328,585                   581,493
                                      ------------              ------------
  Net gain (loss) on
   investments                           2,354,785                 1,028,780
                                      ------------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,655,877                $1,461,727
                                      ============              ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                    SMALL/MID CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL                 BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $54,630                  $20,356                   $185,781                  $658,368
                                     ------------               ----------               ------------             -------------
EXPENSES:
 Administrative Charges                        --                       --                         --                  (170,665)
 Mortality and Expense Risk
  Charges                                (282,996)                 (17,919)                  (164,152)               (2,055,511)
                                     ------------               ----------               ------------             -------------
  Total Expense                          (282,996)                 (17,919)                  (164,152)               (2,226,176)
                                     ------------               ----------               ------------             -------------
  Net investment income
   (loss)                                (228,366)                   2,437                     21,629                (1,567,808)
                                     ------------               ----------               ------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (484,790)                  11,340                    154,628                10,116,732
 Net realized gain on
  distributions                                --                       --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,436,725                   95,470                    829,940                (2,779,580)
                                     ------------               ----------               ------------             -------------
  Net gain (loss) on
   investments                          2,951,935                  106,810                    984,568                 7,337,152
                                     ------------               ----------               ------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,723,569                 $109,247                 $1,006,197                $5,769,344
                                     ============               ==========               ============             =============

                                    INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                       CAPITAL                   CORE                   GOVERNMENT
                                  APPRECIATION FUND           EQUITY FUND            SECURITIES FUND
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT (3)          SUB-ACCOUNT (4)
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $373,640               $2,166,345               $37,183,064
                                    -------------            -------------            --------------
EXPENSES:
 Administrative Charges                   (73,444)                (384,711)               (1,161,134)
 Mortality and Expense Risk
  Charges                                (896,475)              (3,878,792)              (13,465,665)
                                    -------------            -------------            --------------
  Total Expense                          (969,919)              (4,263,503)              (14,626,799)
                                    -------------            -------------            --------------
  Net investment income
   (loss)                                (596,279)              (2,097,158)               22,556,265
                                    -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,247,214)               1,530,677                 1,578,537
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,095,032               16,629,485                 4,670,412
                                    -------------            -------------            --------------
  Net gain (loss) on
   investments                          6,847,818               18,160,162                 6,248,949
                                    -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,251,539              $16,063,004               $28,805,214
                                    =============            =============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.
                                     INTERNATIONAL            MID CAP CORE
                                      GROWTH FUND              EQUITY FUND
                                    SUB-ACCOUNT (5)          SUB-ACCOUNT (6)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,577,992               $1,440,718
                                     -------------            -------------
EXPENSES:
 Administrative Charges                   (242,886)                (383,769)
 Mortality and Expense Risk
  Charges                               (3,450,447)              (4,378,585)
                                     -------------            -------------
  Total Expense                         (3,693,333)              (4,762,354)
                                     -------------            -------------
  Net investment income (loss)             884,659               (3,321,636)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,724,459)               2,994,356
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,494,392               29,125,444
                                     -------------            -------------
  Net gain (loss) on
   investments                          19,769,933               32,119,800
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $20,654,592              $28,798,164
                                     =============            =============

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.             INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                      SMALL CAP               LARGE CAP                CAPITAL                  GLOBAL
                                     EQUITY FUND             GROWTH FUND           DEVELOPMENT FUND        MULTI-ASSET FUND
                                   SUB-ACCOUNT (7)         SUB-ACCOUNT (8)         SUB-ACCOUNT (9)         SUB-ACCOUNT (10)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $138,151                    $ --                 $47,535
                                    -------------            ------------            ------------            ------------
EXPENSES:
 Administrative Charges                    (1,397)                (53,634)                     --                      --
 Mortality and Expense Risk
  Charges                              (2,399,661)               (509,265)               (172,542)               (203,427)
                                    -------------            ------------            ------------            ------------
  Total Expense                        (2,401,058)               (562,899)               (172,542)               (203,427)
                                    -------------            ------------            ------------            ------------
  Net investment income
   (loss)                              (2,401,058)               (424,748)               (172,542)               (155,892)
                                    -------------            ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,985,380)                 49,150                 345,358                     788
 Net realized gain on
  distributions                                --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          33,926,309               4,550,169               1,288,575               1,314,885
                                    -------------            ------------            ------------            ------------
  Net gain (loss) on
   investments                         31,940,929               4,599,319               1,633,933               1,315,673
                                    -------------            ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $29,539,871              $4,174,571              $1,461,391              $1,159,781
                                    =============            ============            ============            ============

                                                            AMERICAN FUNDS
                                   AMERICAN FUNDS               GLOBAL                AMERICAN FUNDS
                                       GLOBAL                 GROWTH AND                  ASSET
                                     BOND FUND               INCOME FUND             ALLOCATION FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $8,626,723               $13,498,819               $23,738,311
                                    ------------            --------------            --------------
EXPENSES:
 Administrative Charges                       --                        --                (2,143,696)
 Mortality and Expense Risk
  Charges                             (5,251,973)               (8,514,019)              (19,031,045)
                                    ------------            --------------            --------------
  Total Expense                       (5,251,973)               (8,514,019)              (21,174,741)
                                    ------------            --------------            --------------
  Net investment income
   (loss)                              3,374,750                 4,984,800                 2,563,570
                                    ------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   48,271               (11,409,255)               (3,162,695)
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,079,511                55,457,512               124,094,215
                                    ------------            --------------            --------------
  Net gain (loss) on
   investments                         6,127,782                44,048,257               120,931,520
                                    ------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $9,502,532               $49,033,057              $123,495,090
                                    ============            ==============            ==============

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND              AMERICAN FUNDS
                                      GROWTH FUND                BOND FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $12,567,096               $35,010,025
                                     --------------            --------------
EXPENSES:
 Administrative Charges                  (1,123,294)               (2,100,156)
 Mortality and Expense Risk
  Charges                               (11,898,841)              (18,384,880)
                                     --------------            --------------
  Total Expense                         (13,022,135)              (20,485,036)
                                     --------------            --------------
  Net investment income (loss)             (455,039)               14,524,989
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (9,278,317)                3,117,007
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            83,081,999                38,667,029
                                     --------------            --------------
  Net gain (loss) on
   investments                           73,803,682                41,784,036
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $73,348,643               $56,309,025
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                       GLOBAL                AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND            GROWTH-INCOME FUND        INTERNATIONAL FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,310,890               $18,553,690               $37,858,922               $16,104,279
                                    -------------            --------------            --------------            --------------
EXPENSES:
 Administrative Charges                  (880,608)               (4,598,754)               (4,564,857)               (1,403,815)
 Mortality and Expense Risk
  Charges                              (7,902,221)              (42,600,754)              (41,227,419)              (12,819,002)
                                    -------------            --------------            --------------            --------------
  Total Expense                        (8,782,829)              (47,199,508)              (45,792,276)              (14,222,817)
                                    -------------            --------------            --------------            --------------
  Net investment income
   (loss)                              (1,471,939)              (28,645,818)               (7,933,354)                1,881,462
                                    -------------            --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,775,955               (62,135,045)              (53,428,080)              (12,886,853)
 Net realized gain on
  distributions                                --                        --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          43,464,656               498,378,885               298,492,068                49,183,390
                                    -------------            --------------            --------------            --------------
  Net gain (loss) on
   investments                         46,240,611               436,243,840               245,063,988                36,296,537
                                    -------------            --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $44,768,672              $407,598,022              $237,130,634               $38,177,999
                                    =============            ==============            ==============            ==============

                                                                                     WELLS FARGO
                                                            AMERICAN FUNDS           ADVANTAGE VT
                                   AMERICAN FUNDS            GLOBAL SMALL               OMEGA
                                   NEW WORLD FUND         CAPITALIZATION FUND        GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (11)
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,531,313               $6,355,677               $15,892
                                    -------------            -------------            ----------
EXPENSES:
 Administrative Charges                  (708,687)                (649,406)                   --
 Mortality and Expense Risk
  Charges                              (6,627,943)              (5,983,041)              (37,767)
                                    -------------            -------------            ----------
  Total Expense                        (7,336,630)              (6,632,447)              (37,767)
                                    -------------            -------------            ----------
  Net investment income
   (loss)                                (805,317)                (276,770)              (21,875)
                                    -------------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,038,418                  273,673               (78,632)
 Net realized gain on
  distributions                                --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          57,721,091               68,894,084               329,461
                                    -------------            -------------            ----------
  Net gain (loss) on
   investments                         60,759,509               69,167,757               250,829
                                    -------------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,954,192              $68,890,987              $228,954
                                    =============            =============            ==========

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FIDELITY VIP      FIDELITY VIP
                                       GROWTH          CONTRAFUND
                                     PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,091            $860,849
                                     ----------       -------------
EXPENSES:
 Administrative Charges                      --                  --
 Mortality and Expense Risk
  Charges                               (60,835)         (1,301,670)
                                     ----------       -------------
  Total Expense                         (60,835)         (1,301,670)
                                     ----------       -------------
  Net investment income (loss)          (59,744)           (440,821)
                                     ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 438,015           1,001,953
 Net realized gain on
  distributions                          12,646              39,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year           416,297          11,499,942
                                     ----------       -------------
  Net gain (loss) on
   investments                          866,958          12,541,069
                                     ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $807,214         $12,100,248
                                     ==========       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            FIDELITY VIP
                            FIDELITY VIP             FIDELITY VIP         DYNAMIC CAPITAL         FIDELITY VIP
                               MID CAP             VALUE STRATEGIES         APPRECIATION        STRATEGIC INCOME
                              PORTFOLIO               PORTFOLIO              PORTFOLIO              PORTFOLIO
                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (12)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $102,437                 $15,537                $2,266               $15,041
                            -------------            ------------            ----------             ---------
EXPENSES:
 Administrative Charges                --                      --                    --                    --
 Mortality and Expense
  Risk Charges                 (1,292,526)               (118,393)              (23,446)               (2,093)
                            -------------            ------------            ----------             ---------
  Total Expense                (1,292,526)               (118,393)              (23,446)               (2,093)
                            -------------            ------------            ----------             ---------
  Net investment income
   (loss)                      (1,190,089)               (102,856)              (21,180)               12,948
                            -------------            ------------            ----------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions        838,610                 343,793                74,003                  (118)
 Net realized gain on
  distributions                   264,730                      --                    --                 8,044
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         19,435,720                 947,681               198,796                (5,069)
                            -------------            ------------            ----------             ---------
  Net gain (loss) on
   investments                 20,539,060               1,291,474               272,799                 2,857
                            -------------            ------------            ----------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations            $19,348,971              $1,188,618              $251,619               $15,805
                            =============            ============            ==========             =========

                                    FRANKLIN                                           FRANKLIN
                                     RISING                   FRANKLIN                 LARGE CAP
                                   DIVIDENDS                   INCOME                   GROWTH
                                SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $11,301,622              $144,889,563               $1,100,495
                                 --------------            --------------            -------------
EXPENSES:
 Administrative Charges              (1,057,810)               (3,198,975)                (210,633)
 Mortality and Expense
  Risk Charges                      (11,304,526)              (34,251,438)              (2,281,835)
                                 --------------            --------------            -------------
  Total Expense                     (12,362,336)              (37,450,413)              (2,492,468)
                                 --------------            --------------            -------------
  Net investment income
   (loss)                            (1,060,714)              107,439,150               (1,391,973)
                                 --------------            --------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (7,008,439)                1,760,978               (1,946,939)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              129,290,019               110,637,885               15,536,142
                                 --------------            --------------            -------------
  Net gain (loss) on
   investments                      122,281,580               112,398,863               13,589,203
                                 --------------            --------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $121,220,866              $219,838,013              $12,197,230
                                 ==============            ==============            =============

(12) Funded as of February 22, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                        GLOBAL               SMALL-MID CAP
                                     REAL ESTATE                GROWTH
                                   SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $243,124                     $ --
                                     ------------            -------------
EXPENSES:
 Administrative Charges                   (13,984)                (476,798)
 Mortality and Expense Risk
  Charges                                (127,852)              (4,759,771)
                                     ------------            -------------
  Total Expense                          (141,836)              (5,236,569)
                                     ------------            -------------
  Net investment income (loss)            101,288               (5,236,569)
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (242,711)                (831,378)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,670,622               72,583,303
                                     ------------            -------------
  Net gain (loss) on
   investments                          1,427,911               71,751,925
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,529,199              $66,515,356
                                     ============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                  FRANKLIN                                           TEMPLETON
                                      SMALL CAP                STRATEGIC                                          DEVELOPING
                                        VALUE                    INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND          SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $788,860               $45,677,794               $18,945,236               $3,825,944
                                    -------------            --------------            --------------            -------------
EXPENSES:
 Administrative Charges                        --                (1,379,098)               (1,934,675)                (337,628)
 Mortality and Expense Risk
  Charges                              (1,580,099)              (15,548,487)              (18,970,590)              (3,674,848)
                                    -------------            --------------            --------------            -------------
  Total Expense                        (1,580,099)              (16,927,585)              (20,905,265)              (4,012,476)
                                    -------------            --------------            --------------            -------------
  Net investment income
   (loss)                                (791,239)               28,750,209                (1,960,029)                (186,532)
                                    -------------            --------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,331,229)                8,391,037               (25,044,050)               7,070,260
 Net realized gain on
  distributions                                --                        --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,173,945                47,390,303               134,188,163               22,808,917
                                    -------------            --------------            --------------            -------------
  Net gain (loss) on
   investments                         16,842,716                55,781,340               109,144,113               29,879,177
                                    -------------            --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $16,051,477               $84,531,549              $107,184,084              $29,692,645
                                    =============            ==============            ==============            =============


                                      TEMPLETON                TEMPLETON                TEMPLETON
                                       FOREIGN               GLOBAL ASSET                 GROWTH
                                   SECURITIES FUND          ALLOCATION FUND          SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (13)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,105,336                 $285,351                $7,912,749
                                    -------------            -------------            --------------
EXPENSES:
 Administrative Charges                  (716,535)                  (3,716)                 (937,648)
 Mortality and Expense Risk
  Charges                              (7,242,674)                 (32,221)               (9,177,643)
                                    -------------            -------------            --------------
  Total Expense                        (7,959,209)                 (35,937)              (10,115,291)
                                    -------------            -------------            --------------
  Net investment income
   (loss)                                 146,127                  249,414                (2,202,542)
                                    -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (6,439,586)              (7,640,707)              (30,006,449)
 Net realized gain on
  distributions                                --                  454,059                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,390,791                7,129,692                60,443,374
                                    -------------            -------------            --------------
  Net gain (loss) on
   investments                         24,951,205                  (56,956)               30,436,925
                                    -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $25,097,332                 $192,458               $28,234,383
                                    =============            =============            ==============

(13) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 FRANKLIN
                                         MUTUAL                  FLEX CAP
                                    GLOBAL DISCOVERY              GROWTH
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $7,711,737                    $ --
                                     --------------            ------------
EXPENSES:
 Administrative Charges                    (865,838)                (93,256)
 Mortality and Expense Risk
  Charges                                (9,599,523)               (868,154)
                                     --------------            ------------
  Total Expense                         (10,465,361)               (961,410)
                                     --------------            ------------
  Net investment income (loss)           (2,753,624)               (961,410)
                                     --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,106,194)               (209,409)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            65,200,846               8,212,086
                                     --------------            ------------
  Net gain (loss) on
   investments                           61,094,652               8,002,677
                                     --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $58,341,028              $7,041,267
                                     ==============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                                             HARTFORD
                                     LARGE CAP                TEMPLETON                HARTFORD             TOTAL
                                       VALUE                 GLOBAL BOND               ADVISERS          RETURN BOND
                                  SECURITIES FUND          SECURITIES FUND             HLS FUND            HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $521,272               $1,726,737                $187,794          $30,213,319
                                    ------------            -------------            ------------       --------------
EXPENSES:
 Administrative Charges                  (50,209)                      --                      --                   --
 Mortality and Expense Risk
  Charges                               (437,366)              (1,906,764)               (191,882)         (10,059,947)
                                    ------------            -------------            ------------       --------------
  Total Expense                         (487,575)              (1,906,764)               (191,882)         (10,059,947)
                                    ------------            -------------            ------------       --------------
  Net investment income
   (loss)                                 33,697                 (180,027)                 (4,088)          20,153,372
                                    ------------            -------------            ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (82,224)                  78,545                 103,888              995,188
 Net realized gain on
  distributions                               --                  310,394                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,060,188               13,534,727               1,178,047           17,169,107
                                    ------------            -------------            ------------       --------------
  Net gain (loss) on
   investments                         2,977,964               13,923,666               1,281,935           18,164,295
                                    ------------            -------------            ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,011,661              $13,743,639              $1,277,847          $38,317,667
                                    ============            =============            ============       ==============

                                  HARTFORD            HARTFORD
                                  CAPITAL             DIVIDEND               HARTFORD
                                APPRECIATION         AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND            HLS FUND               HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (14)
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $5,599,277          $9,071,519               $8,211
                               --------------       -------------            ---------
EXPENSES:
 Administrative Charges                    --                  --                   --
 Mortality and Expense Risk
  Charges                         (10,425,087)         (6,331,851)             (10,540)
                               --------------       -------------            ---------
  Total Expense                   (10,425,087)         (6,331,851)             (10,540)
                               --------------       -------------            ---------
  Net investment income
   (loss)                          (4,825,810)          2,739,668               (2,329)
                               --------------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             4,227,570             719,449                4,987
 Net realized gain on
  distributions                            --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     105,999,633          48,664,020               79,736
                               --------------       -------------            ---------
  Net gain (loss) on
   investments                    110,227,203          49,383,469               84,723
                               --------------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                    $105,401,393         $52,123,137              $82,394
                               ==============       =============            =========

(14) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        HARTFORD
                                      HARTFORD         DISCIPLINED
                                   GLOBAL GROWTH         EQUITY
                                      HLS FUND          HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,941          $1,264,286
                                     ----------       -------------
EXPENSES:
 Administrative Charges                      --                  --
 Mortality and Expense Risk
  Charges                               (23,678)         (1,372,947)
                                     ----------       -------------
  Total Expense                         (23,678)         (1,372,947)
                                     ----------       -------------
  Net investment income (loss)          (19,737)           (108,661)
                                     ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  32,014             282,034
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           157,735          11,594,560
                                     ----------       -------------
  Net gain (loss) on
   investments                          189,749          11,876,594
                                     ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $170,012         $11,767,933
                                     ==========       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                      HARTFORD            GROWTH                  HARTFORD               HARTFORD
                                       GROWTH          OPPORTUNITIES             HIGH YIELD                INDEX
                                      HLS FUND           HLS FUND                 HLS FUND               HLS FUND
                                  SUB-ACCOUNT (15)      SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (16)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $23,168             $22,488                $312,190                $1,622
                                    ------------       -------------            ------------             ---------
EXPENSES:
 Administrative Charges                       --                  --                      --                    --
 Mortality and Expense Risk
  Charges                               (236,134)         (2,228,968)               (751,018)                 (297)
                                    ------------       -------------            ------------             ---------
  Total Expense                         (236,134)         (2,228,968)               (751,018)                 (297)
                                    ------------       -------------            ------------             ---------
  Net investment income
   (loss)                               (212,966)         (2,206,480)               (438,828)                1,325
                                    ------------       -------------            ------------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  496,988             759,267                 134,561                    19
 Net realized gain on
  distributions                               --                  --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,340,788          25,902,224               6,320,151                11,619
                                    ------------       -------------            ------------             ---------
  Net gain (loss) on
   investments                         3,837,776          26,661,491               6,454,712                11,638
                                    ------------       -------------            ------------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,624,810         $24,455,011              $6,015,884               $12,963
                                    ============       =============            ============             =========

                                      HARTFORD                HARTFORD
                                   INTERNATIONAL           SMALL/MID CAP          HARTFORD
                                   OPPORTUNITIES               EQUITY           MONEY MARKET
                                      HLS FUND                HLS FUND            HLS FUND
                                  SUB-ACCOUNT (17)        SUB-ACCOUNT (18)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $404,968                 $72,784                 $ --
                                    ------------            ------------       --------------
EXPENSES:
 Administrative Charges                       --                      --           (1,268,388)
 Mortality and Expense Risk
  Charges                               (466,415)               (158,868)         (14,384,724)
                                    ------------            ------------       --------------
  Total Expense                         (466,415)               (158,868)         (15,653,112)
                                    ------------            ------------       --------------
  Net investment income
   (loss)                                (61,447)                (86,084)         (15,653,112)
                                    ------------            ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   49,635                 411,083                   --
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,856,181               1,857,223                   --
                                    ------------            ------------       --------------
  Net gain (loss) on
   investments                         3,905,816               2,268,306                   --
                                    ------------            ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,844,369              $2,182,222         $(15,653,112)
                                    ============            ============       ==============

(15) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(16) Funded as of March 8, 2010.

(17) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(18) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                    $ --
                                     ------------            ------------
EXPENSES:
 Administrative Charges                        --                      --
 Mortality and Expense Risk
  Charges                                (197,835)                (84,249)
                                     ------------            ------------
  Total Expense                          (197,835)                (84,249)
                                     ------------            ------------
  Net investment income (loss)           (197,835)                (84,249)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   482,580                  20,517
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,186,182               1,688,405
                                     ------------            ------------
  Net gain (loss) on
   investments                          2,668,762               1,708,922
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,470,927              $1,624,673
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                     HARTFORD           U.S. GOVERNMENT              HARTFORD              AMERICAN FUNDS
                                      STOCK                SECURITIES                 VALUE               ASSET ALLOCATION
                                     HLS FUND               HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (19)(20)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,433              $2,497,579                 $340,812                 $688,995
                                    ----------            ------------             ------------             ------------
EXPENSES:
 Administrative Charges                     --                      --                       --                       --
 Mortality and Expense Risk
  Charges                              (33,517)               (877,826)                (319,348)                (656,207)
                                    ----------            ------------             ------------             ------------
  Total Expense                        (33,517)               (877,826)                (319,348)                (656,207)
                                    ----------            ------------             ------------             ------------
  Net investment income
   (loss)                              (10,084)              1,619,753                   21,464                   32,788
                                    ----------            ------------             ------------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 29,811                 (55,947)               1,931,773                  327,008
 Net realized gain on
  distributions                             --                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          214,678                (518,050)                 668,972                3,598,634
                                    ----------            ------------             ------------             ------------
  Net gain (loss) on
   investments                         244,489                (573,997)               2,600,745                3,925,642
                                    ----------            ------------             ------------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $234,405              $1,045,756               $2,622,209               $3,958,430
                                    ==========            ============             ============             ============

                                   AMERICAN FUNDS
                                     BLUE CHIP
                                     INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                   BOND                 GLOBAL BOND
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $711,959               $3,764,282                $355,864
                                    ------------            -------------            ------------
EXPENSES:
 Administrative Charges                       --                       --                      --
 Mortality and Expense Risk
  Charges                               (411,829)              (2,641,005)               (558,577)
                                    ------------            -------------            ------------
  Total Expense                         (411,829)              (2,641,005)               (558,577)
                                    ------------            -------------            ------------
  Net investment income
   (loss)                                300,130                1,123,277                (202,713)
                                    ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  496,529                  247,484                  67,363
 Net realized gain on
  distributions                               --                       --                  26,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,690,832                5,544,727               1,102,223
                                    ------------            -------------            ------------
  Net gain (loss) on
   investments                         2,187,361                5,792,211               1,196,581
                                    ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,487,491               $6,915,488                $993,868
                                    ============            =============            ============

(19) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME             GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,339,724                $246,403
                                     -------------            ------------
EXPENSES:
 Administrative Charges                         --                      --
 Mortality and Expense Risk
  Charges                               (1,190,855)               (464,313)
                                     -------------            ------------
  Total Expense                         (1,190,855)               (464,313)
                                     -------------            ------------
  Net investment income (loss)             148,869                (217,910)
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,173,874                 252,003
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,959,384               2,529,093
                                     -------------            ------------
  Net gain (loss) on
   investments                           6,133,258               2,781,096
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $6,282,127              $2,563,186
                                     =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                   CAPITALIZATION               GROWTH                GROWTH-INCOME            INTERNATIONAL
                                      HLS FUND                 HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $8,499               $1,264,395               $1,789,614               $1,751,850
                                    -------------            -------------            -------------            -------------
EXPENSES:
 Administrative Charges                        --                       --                       --                       --
 Mortality and Expense Risk
  Charges                                (895,315)              (4,262,779)              (2,283,190)              (2,817,472)
                                    -------------            -------------            -------------            -------------
  Total Expense                          (895,315)              (4,262,779)              (2,283,190)              (2,817,472)
                                    -------------            -------------            -------------            -------------
  Net investment income
   (loss)                                (886,816)              (2,998,384)                (493,576)              (1,065,622)
                                    -------------            -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   879,574                1,963,001                  636,760                  877,091
 Net realized gain on
  distributions                                --                       --                       --                  596,098
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,528,921               43,095,108               12,844,348               10,447,933
                                    -------------            -------------            -------------            -------------
  Net gain (loss) on
   investments                         11,408,495               45,058,109               13,481,108               11,921,122
                                    -------------            -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,521,679              $42,059,725              $12,987,532              $10,855,500
                                    =============            =============            =============            =============


                                   AMERICAN FUNDS           LORD ABBETT            LORD ABBETT
                                     NEW WORLD              FUNDAMENTAL         CAPITAL STRUCTURE
                                      HLS FUND           EQUITY PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (21)        SUB-ACCOUNT (22)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $503,660                  $772                 $375,938
                                    ------------             ---------             ------------
EXPENSES:
 Administrative Charges                       --                    --                       --
 Mortality and Expense Risk
  Charges                               (891,394)                 (839)                (179,462)
                                    ------------             ---------             ------------
  Total Expense                         (891,394)                 (839)                (179,462)
                                    ------------             ---------             ------------
  Net investment income
   (loss)                               (387,734)                  (67)                 196,476
                                    ------------             ---------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  222,063                   615                   47,935
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          8,108,779                37,290                1,368,348
                                    ------------             ---------             ------------
  Net gain (loss) on
   investments                         8,330,842                37,905                1,416,283
                                    ------------             ---------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,943,108               $37,838               $1,612,759
                                    ============             =========             ============

(21) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(22) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             LORD ABBETT
                                     LORD ABBETT               GROWTH &
                                    BOND-DEBENTURE              INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,573,187                 $78,450
                                     ------------            ------------
EXPENSES:
 Administrative Charges                        --                      --
 Mortality and Expense Risk
  Charges                              (1,214,065)               (199,895)
                                     ------------            ------------
  Total Expense                        (1,214,065)               (199,895)
                                     ------------            ------------
  Net investment income (loss)          3,359,122                (121,445)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   228,896                  25,917
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,971,013               2,112,576
                                     ------------            ------------
  Net gain (loss) on
   investments                          4,199,909               2,138,493
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,559,031              $2,017,048
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS CORE          MFS GROWTH               MFS GLOBAL               MFS HIGH
                                EQUITY SERIES          SERIES               EQUITY SERIES            INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $228,960             $58,136                $226,136              $18,341,320
                                 ------------       -------------            ------------            -------------
EXPENSES:
 Administrative Charges               (33,785)            (82,493)                (38,669)                (431,689)
 Mortality and Expense
  Risk Charges                       (317,542)           (848,463)               (368,691)              (4,206,331)
                                 ------------       -------------            ------------            -------------
  Total Expense                      (351,327)           (930,956)               (407,360)              (4,638,020)
                                 ------------       -------------            ------------            -------------
  Net investment income
   (loss)                            (122,367)           (872,820)               (181,224)              13,703,300
                                 ------------       -------------            ------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (799,022)         (1,040,083)               (139,425)               2,863,222
 Net realized gain on
  distributions                            --                  --                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              3,910,368           8,647,251               2,501,014               12,340,036
                                 ------------       -------------            ------------            -------------
  Net gain (loss) on
   investments                      3,111,346           7,607,168               2,361,589               15,203,258
                                 ------------       -------------            ------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $2,988,979          $6,734,348              $2,180,365              $28,906,558
                                 ============       =============            ============            =============

                                MFS INVESTORS
                                    GROWTH               MFS INVESTORS             MFS MID CAP
                                 STOCK SERIES            TRUST SERIES             GROWTH SERIES
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $240,298               $4,145,677                     $ --
                                 ------------            -------------            -------------
EXPENSES:
 Administrative Charges               (86,709)                (593,630)                (159,743)
 Mortality and Expense
  Risk Charges                       (830,979)              (5,756,321)              (1,574,223)
                                 ------------            -------------            -------------
  Total Expense                      (917,688)              (6,349,951)              (1,733,966)
                                 ------------            -------------            -------------
  Net investment income
   (loss)                            (677,390)              (2,204,274)              (1,733,966)
                                 ------------            -------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (276,402)              (2,752,586)                (927,387)
 Net realized gain on
  distributions                            --                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              5,798,348               36,230,905               24,915,815
                                 ------------            -------------            -------------
  Net gain (loss) on
   investments                      5,521,946               33,478,319               23,988,428
                                 ------------            -------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $4,844,556              $31,274,045              $22,254,462
                                 ============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                        MFS NEW            MFS TOTAL
                                   DISCOVERY SERIES      RETURN SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --          $29,694,736
                                     -------------       --------------
EXPENSES:
 Administrative Charges                   (424,257)          (1,758,997)
 Mortality and Expense Risk
  Charges                               (4,149,351)         (16,860,066)
                                     -------------       --------------
  Total Expense                         (4,573,608)         (18,619,063)
                                     -------------       --------------
  Net investment income (loss)          (4,573,608)          11,075,673
                                     -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,347,360)         (18,436,544)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,918,174           88,482,804
                                     -------------       --------------
  Net gain (loss) on
   investments                          76,570,814           70,046,260
                                     -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $71,997,206          $81,121,933
                                     =============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              MFS VALUE              MFS RESEARCH             MFS RESEARCH             MFS RESEARCH
                               SERIES                 BOND SERIES         INTERNATIONAL SERIES            SERIES
                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $5,039,289               $8,783,398                 $863,186                $333,264
                            -------------            -------------            -------------            ------------
EXPENSES:
 Administrative Charges          (354,984)                (459,192)                 (95,510)                (62,856)
 Mortality and Expense
  Risk Charges                 (5,443,258)              (5,001,639)                (851,606)               (392,818)
                            -------------            -------------            -------------            ------------
  Total Expense                (5,798,242)              (5,460,831)                (947,116)               (455,674)
                            -------------            -------------            -------------            ------------
  Net investment income
   (loss)                        (758,953)               3,322,567                  (83,930)               (122,410)
                            -------------            -------------            -------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions     (2,574,740)                 881,242               (1,748,773)                131,652
 Net realized gain on
  distributions                        --                  909,571                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         37,261,215               10,363,816                6,254,773               4,314,386
                            -------------            -------------            -------------            ------------
  Net gain (loss) on
   investments                 34,686,475               12,154,629                4,506,000               4,446,038
                            -------------            -------------            -------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations            $33,927,522              $15,477,196               $4,422,070              $4,323,628
                            =============            =============            =============            ============

                                                                                    INVESCO
                                    BLACKROCK               BLACKROCK          VAN KAMPEN V. I.
                                     GLOBAL                 LARGE CAP            INTERNATIONAL
                             OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND        GROWTH EQUITY
                                SUB-ACCOUNT (23)           SUB-ACCOUNT         SUB-ACCOUNT (24)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,654                  $13,572                $5,118
                                    ---------               ----------             ---------
EXPENSES:
 Administrative Charges                (1,252)                  (1,863)                   --
 Mortality and Expense
  Risk Charges                        (13,246)                 (21,493)               (6,664)
                                    ---------               ----------             ---------
  Total Expense                       (14,498)                 (23,356)               (6,664)
                                    ---------               ----------             ---------
  Net investment income
   (loss)                              (9,844)                  (9,784)               (1,546)
                                    ---------               ----------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             12,298                   23,994                (1,601)
 Net realized gain on
  distributions                            --                       --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 60,365                  143,004                33,177
                                    ---------               ----------             ---------
  Net gain (loss) on
   investments                         72,663                  166,998                31,576
                                    ---------               ----------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations                    $62,819                 $157,214               $30,030
                                    =========               ==========             =========

(23) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(24) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               INVESCO
                                     UIF MID CAP           VAN KAMPEN V. I.
                                        GROWTH                 MID CAP
                                      PORTFOLIO               VALUE FUND
                                   SUB-ACCOUNT (25)        SUB-ACCOUNT (26)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $128,585
                                     ------------            ------------
EXPENSES:
 Administrative Charges                        --                      --
 Mortality and Expense Risk
  Charges                                (377,479)               (217,197)
                                     ------------            ------------
  Total Expense                          (377,479)               (217,197)
                                     ------------            ------------
  Net investment income (loss)           (377,479)                (88,612)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,263,252                 334,630
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,305,699               2,784,756
                                     ------------            ------------
  Net gain (loss) on
   investments                          7,568,951               3,119,386
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,191,472              $3,030,774
                                     ============            ============

(25) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(26) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      MORGAN STANLEY --       MORGAN STANLEY --
                              MORGAN STANLEY --            CAPITAL                 MID CAP            MORGAN STANLEY --
                                 FOCUS GROWTH           OPPORTUNITIES               GROWTH             FLEXIBLE INCOME
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                    $ --                    $ --                $46,195
                                  ----------              ----------              ----------              ---------
EXPENSES:
 Administrative Charges               (2,035)                 (6,151)                 (1,508)                (1,568)
 Mortality and Expense
  Risk Charges                       (15,058)                (46,418)                (11,422)               (11,210)
                                  ----------              ----------              ----------              ---------
  Total Expense                      (17,093)                (52,569)                (12,930)               (12,778)
                                  ----------              ----------              ----------              ---------
  Net investment income
   (loss)                            (17,093)                (52,569)                (12,930)                33,417
                                  ----------              ----------              ----------              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            30,970                   7,263                   5,578                  8,031
 Net realized gain on
  distributions                           --                      --                      --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               225,558                 756,396                 210,401                 13,497
                                  ----------              ----------              ----------              ---------
  Net gain (loss) on
   investments                       256,528                 763,659                 215,979                 21,528
                                  ----------              ----------              ----------              ---------
  Net increase (decrease)
   in net assets resulting
   from operations                  $239,435                $711,090                $203,049                $54,945
                                  ==========              ==========              ==========              =========

                             INVESCO V.I. SELECT       OPPENHEIMER
                                 DIMENSIONS              CAPITAL              OPPENHEIMER
                                  DIVIDEND             APPRECIATION        GLOBAL SECURITIES
                              GROWTH PORTFOLIO           FUND/VA                FUND/VA
                              SUB-ACCOUNT (27)         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $2,774                   $ --                $371,287
                                  ---------             ----------            ------------
EXPENSES:
 Administrative Charges                (376)                    --                      --
 Mortality and Expense
  Risk Charges                       (2,871)               (45,713)               (465,063)
                                  ---------             ----------            ------------
  Total Expense                      (3,247)               (45,713)               (465,063)
                                  ---------             ----------            ------------
  Net investment income
   (loss)                              (473)               (45,713)                (93,776)
                                  ---------             ----------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (5,544)                86,584                 707,620
 Net realized gain on
  distributions                          --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               21,783                136,581               3,359,537
                                  ---------             ----------            ------------
  Net gain (loss) on
   investments                       16,239                223,165               4,067,157
                                  ---------             ----------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $15,766               $177,452              $3,973,381
                                  =========             ==========            ============

(27) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           OPPENHEIMER
                                    OPPENHEIMER            MAIN STREET
                                    MAIN STREET             SMALL CAP
                                      FUND/VA                FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $19,432                $129,059
                                     ----------            ------------
EXPENSES:
 Administrative Charges                      --                      --
 Mortality and Expense Risk
  Charges                               (34,115)               (472,703)
                                     ----------            ------------
  Total Expense                         (34,115)               (472,703)
                                     ----------            ------------
  Net investment income (loss)          (14,683)               (343,644)
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  76,705                 601,935
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           230,485               5,799,114
                                     ----------            ------------
  Net gain (loss) on
   investments                          307,190               6,401,049
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $292,507              $6,057,405
                                     ==========            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER         PUTNAM VT               PUTNAM VT             PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET          INTERNATIONAL
                                     FUND/VA          INCOME FUND           ALLOCATION FUND         VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT (28)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,346         $15,305,506               $386,638              $47,468
                                    ----------       -------------            -----------            ---------
EXPENSES:
 Administrative Charges                     --                  --                     --                   --
 Mortality and Expense Risk
  Charges                              (22,861)         (1,703,238)              (107,672)             (22,132)
                                    ----------       -------------            -----------            ---------
  Total Expense                        (22,861)         (1,703,238)              (107,672)             (22,132)
                                    ----------       -------------            -----------            ---------
  Net investment income
   (loss)                               (9,515)         13,602,268                278,966               25,336
                                    ----------       -------------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 86,971             517,195                    788               44,096
 Net realized gain on
  distributions                             --                  --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           86,982          (3,184,933)               583,397               10,044
                                    ----------       -------------            -----------            ---------
  Net gain (loss) on
   investments                         173,953          (2,667,738)               584,185               54,140
                                    ----------       -------------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $164,438         $10,934,530               $863,151              $79,476
                                    ==========       =============            ===========            =========

                                    PUTNAM VT                                  PUTNAM VT
                                  INTERNATIONAL           PUTNAM VT            SMALL CAP
                                   EQUITY FUND         INVESTORS FUND            VALUE
                                   SUB-ACCOUNT        SUB-ACCOUNT (29)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $51,451                $123                 $6,185
                                    ----------             -------             ----------
EXPENSES:
 Administrative Charges                     --                  --                     --
 Mortality and Expense Risk
  Charges                              (25,552)                (96)               (34,271)
                                    ----------             -------             ----------
  Total Expense                        (25,552)                (96)               (34,271)
                                    ----------             -------             ----------
  Net investment income
   (loss)                               25,899                  27                (28,086)
                                    ----------             -------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,187                 296                  1,380
 Net realized gain on
  distributions                             --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           69,502               5,571                425,752
                                    ----------             -------             ----------
  Net gain (loss) on
   investments                          74,689               5,867                427,132
                                    ----------             -------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $100,588              $5,894               $399,046
                                    ==========             =======             ==========

(28) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(29) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                     PUTNAM VT             EQUITY
                                      VOYAGER            INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,205               $1,321
                                     ---------            ---------
EXPENSES:
 Administrative Charges                     --                   --
 Mortality and Expense Risk
  Charges                               (1,417)              (1,046)
                                     ---------            ---------
  Total Expense                         (1,417)              (1,046)
                                     ---------            ---------
  Net investment income (loss)             788                  275
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,089                  527
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           55,217               37,809
                                     ---------            ---------
  Net gain (loss) on
   investments                          56,306               38,336
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $57,094              $38,611
                                     =========            =========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     INVESCO
                                 JENNISON 20/20                              PRUDENTIAL          VAN KAMPEN V. I.
                                      FOCUS              JENNISON               VALUE               GROWTH AND
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO            INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (30)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $16                 $991                 $52,153
                                    ---------            ---------            ---------            ------------
EXPENSES:
 Administrative Charges                  (712)                (147)                  --                 (20,452)
 Mortality and Expense Risk
  Charges                              (8,005)              (2,000)              (5,312)               (593,267)
                                    ---------            ---------            ---------            ------------
  Total Expense                        (8,717)              (2,147)              (5,312)               (613,719)
                                    ---------            ---------            ---------            ------------
  Net investment income
   (loss)                              (8,717)              (2,131)              (4,321)               (561,566)
                                    ---------            ---------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,940                 (881)                 112                 322,113
 Net realized gain on
  distributions                            --                   --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          34,009               11,362               37,414               6,120,481
                                    ---------            ---------            ---------            ------------
  Net gain (loss) on
   investments                         35,949               10,481               37,526               6,442,594
                                    ---------            ---------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $27,232               $8,350              $33,205              $5,881,028
                                    =========            =========            =========            ============

                                                         WELLS FARGO            WELLS FARGO
                                     INVESCO             ADVANTAGE VT          ADVANTAGE VT
                                 VAN KAMPEN V. I.        INDEX ASSET           TOTAL RETURN
                                  COMSTOCK FUND        ALLOCATION FUND           BOND FUND
                                 SUB-ACCOUNT (31)      SUB-ACCOUNT (32)         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,862               $18,357               $253,940
                                    ----------            ----------            -----------
EXPENSES:
 Administrative Charges                 (5,782)                   --                     --
 Mortality and Expense Risk
  Charges                              (43,583)              (20,403)              (146,020)
                                    ----------            ----------            -----------
  Total Expense                        (49,365)              (20,403)              (146,020)
                                    ----------            ----------            -----------
  Net investment income
   (loss)                              (45,503)               (2,046)               107,920
                                    ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (56,388)              (13,321)                 1,625
 Net realized gain on
  distributions                             --                    --                205,496
 Net unrealized appreciation
  (depreciation) of
  investments during the year          477,380               123,680                 36,996
                                    ----------            ----------            -----------
  Net gain (loss) on
   investments                         420,992               110,359                244,117
                                    ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $375,489              $108,313               $352,037
                                    ==========            ==========            ===========

(30) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(32) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       WELLS FARGO               WELLS FARGO
                                      ADVANTAGE VT              ADVANTAGE VT
                                        INTRINSIC               INTERNATIONAL
                                       VALUE FUND                EQUITY FUND
                                  SUB-ACCOUNT (33)(34)        SUB-ACCOUNT (35)
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $28,816                    $11,436
                                       -----------              -------------
EXPENSES:
 Administrative Charges                         --                         --
 Mortality and Expense Risk
  Charges                                  (61,073)                   (31,523)
                                       -----------              -------------
  Total Expense                            (61,073)                   (31,523)
                                       -----------              -------------
  Net investment income (loss)             (32,257)                   (20,087)
                                       -----------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (199,550)                (1,176,469)
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              601,652                  1,428,875
                                       -----------              -------------
  Net gain (loss) on
   investments                             402,102                    252,406
                                       -----------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $369,845                   $232,319
                                       ===========              =============

(33) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(34) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(35) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT          WELLS FARGO
                                      MONEY              SMALL CAP            ADVANTAGE VT
                                   MARKET FUND          GROWTH FUND          DISCOVERY FUND
                                SUB-ACCOUNT (36)        SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $263                  $ --                  $ --
                                    ---------            ----------            ----------
EXPENSES:
 Administrative Charges                    --                    --                    --
 Mortality and Expense Risk
  Charges                             (26,364)              (56,429)              (28,651)
                                    ---------            ----------            ----------
  Total Expense                       (26,364)              (56,429)              (28,651)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                             (26,101)              (56,429)              (28,651)
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --               (51,646)               17,915
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               767,139               448,581
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                             --               715,493               466,496
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(26,101)             $659,064              $437,845
                                    =========            ==========            ==========

                                   WELLS FARGO                                  WELLS FARGO
                                  ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT
                                    SMALL CAP           ADVANTAGE VT               CORE
                                   VALUE FUND         OPPORTUNITY FUND          EQUITY FUND
                                SUB-ACCOUNT (37)         SUB-ACCOUNT         SUB-ACCOUNT (38)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,568                $1,034                   $574
                                    ---------             ---------              ---------
EXPENSES:
 Administrative Charges                    --                    --                     --
 Mortality and Expense Risk
  Charges                             (10,253)               (3,140)                (1,080)
                                    ---------             ---------              ---------
  Total Expense                       (10,253)               (3,140)                (1,080)
                                    ---------             ---------              ---------
  Net investment income
   (loss)                              (1,685)               (2,106)                  (506)
                                    ---------             ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (5,648)                 (874)                (6,716)
 Net realized gain on
  distributions                            --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          91,361                45,585                 11,836
                                    ---------             ---------              ---------
  Net gain (loss) on
   investments                         85,713                44,711                  5,120
                                    ---------             ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $84,028               $42,605                 $4,614
                                    =========             =========              =========

(36) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(37) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(38) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $301,092                   $432,947
 Net realized gain (loss) on
  security transactions                      26,200                    447,287
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,328,585                    581,493
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,655,877                  1,461,727
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                1,488,231                    764,827
 Net transfers                            4,136,392                  2,508,435
 Surrenders for benefit
  payments and fees                      (2,070,169)                (2,246,589)
 Net annuity transactions                        --                         --
 Other                                         (250)                        --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       3,554,204                  1,026,673
                                      -------------              -------------
 Net increase (decrease) in
  net assets                              6,210,081                  2,488,400
NET ASSETS:
 Beginning of year                       28,139,542                 37,579,414
                                      -------------              -------------
 End of year                            $34,349,623                $40,067,814
                                      =============              =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            ALLIANCEBERNSTEIN VPS                           ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                SMALL/MID CAP       ALLIANCEBERNSTEIN VPS       INTERNATIONAL              BASIC
                               VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO           VALUE FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (1)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(228,366)                $2,437                  $21,629             $(1,567,808)
 Net realized gain (loss)
  on security transactions           (484,790)                11,340                  154,628              10,116,732
 Net realized gain on
  distributions                            --                     --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              3,436,725                 95,470                  829,940              (2,779,580)
                                -------------           ------------            -------------          --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   2,723,569                109,247                1,006,197               5,769,344
                                -------------           ------------            -------------          --------------
UNIT TRANSACTIONS:
 Purchases                          1,765,610                  8,855                  116,479                 875,306
 Net transfers                      8,665,074                (49,300)                (714,084)            (23,803,732)
 Surrenders for benefit
  payments and fees                  (726,185)               (29,558)                (402,636)            (17,162,141)
 Net annuity transactions                  --                     --                     (417)                (12,399)
 Other                                     --                     --                       --                      --
                                -------------           ------------            -------------          --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            9,704,499                (70,003)              (1,000,658)            (40,102,966)
                                -------------           ------------            -------------          --------------
 Net increase (decrease)
  in net assets                    12,428,068                 39,244                    5,539             (34,333,622)
NET ASSETS:
 Beginning of year                  9,182,618              1,211,305               10,578,825             141,583,993
                                -------------           ------------            -------------          --------------
 End of year                      $21,610,686             $1,250,549              $10,584,364            $107,250,371
                                =============           ============            =============          ==============

                                INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                   CAPITAL                  CORE                 GOVERNMENT
                              APPRECIATION FUND         EQUITY FUND            SECURITIES FUND
                               SUB-ACCOUNT (2)        SUB-ACCOUNT (3)          SUB-ACCOUNT (4)
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(596,279)            $(2,097,158)             $22,556,265
 Net realized gain (loss)
  on security transactions         (1,247,214)              1,530,677                1,578,537
 Net realized gain on
  distributions                            --                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              8,095,032              16,629,485                4,670,412
                                -------------          --------------          ---------------
 Net increase (decrease)
  in net assets resulting
  from operations                   6,251,539              16,063,004               28,805,214
                                -------------          --------------          ---------------
UNIT TRANSACTIONS:
 Purchases                            490,736               1,138,968                5,574,140
 Net transfers                     (2,258,084)             (2,882,158)               2,147,058
 Surrenders for benefit
  payments and fees                (7,823,961)            (33,233,041)            (126,431,138)
 Net annuity transactions             (10,773)                (32,028)                 (97,222)
 Other                                     --                      --                       --
                                -------------          --------------          ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (9,602,082)            (35,008,259)            (118,807,162)
                                -------------          --------------          ---------------
 Net increase (decrease)
  in net assets                    (3,350,543)            (18,945,255)             (90,001,948)
NET ASSETS:
 Beginning of year                 56,104,041             239,994,420              807,517,157
                                -------------          --------------          ---------------
 End of year                      $52,753,498            $221,049,165             $717,515,209
                                =============          ==============          ===============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      INVESCO V.I.              INVESCO V.I.
                                     INTERNATIONAL              MID CAP CORE
                                      GROWTH FUND               EQUITY FUND
                                    SUB-ACCOUNT (5)           SUB-ACCOUNT (6)
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $884,659               $(3,321,636)
 Net realized gain (loss) on
  security transactions                  (3,724,459)                2,994,356
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            23,494,392                29,125,444
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             20,654,592                28,798,164
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                4,913,241                 1,628,398
 Net transfers                           (9,665,274)               (3,989,814)
 Surrenders for benefit
  payments and fees                     (19,928,718)              (38,149,914)
 Net annuity transactions                   (13,155)                   20,468
 Other                                           --                        --
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,693,906)              (40,490,862)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (4,039,314)              (11,692,698)
NET ASSETS:
 Beginning of year                      224,332,816               275,873,635
                                     --------------            --------------
 End of year                           $220,293,502              $264,180,937
                                     ==============            ==============

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                      SMALL CAP                 LARGE CAP                 CAPITAL                  GLOBAL
                                     EQUITY FUND               GROWTH FUND           DEVELOPMENT FUND         MULTI-ASSET FUND
                                   SUB-ACCOUNT (7)           SUB-ACCOUNT (8)          SUB-ACCOUNT (9)         SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,401,058)               $(424,748)               $(172,542)               $(155,892)
 Net realized gain (loss) on
  security transactions                 (1,985,380)                  49,150                  345,358                      788
 Net realized gain on
  distributions                                 --                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,926,309                4,550,169                1,288,575                1,314,885
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            29,539,871                4,174,571                1,461,391                1,159,781
                                    --------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               3,439,911                  276,941                  154,126                1,684,153
 Net transfers                          10,075,451                   42,137                1,202,181                1,300,608
 Surrenders for benefit
  payments and fees                    (16,333,698)              (4,203,641)              (1,150,900)                (692,308)
 Net annuity transactions                   (1,777)                      (2)                      --                       --
 Other                                          --                       --                       --                       --
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,820,113)              (3,884,565)                 205,407                2,292,453
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            26,719,758                  290,006                1,666,798                3,452,234
NET ASSETS:
 Beginning of year                     120,693,959               32,031,811                8,577,553               10,581,328
                                    --------------            -------------            -------------            -------------
 End of year                          $147,413,717              $32,321,817              $10,244,351              $14,033,562
                                    ==============            =============            =============            =============

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        GLOBAL                  GROWTH AND              ASSET
                                      BOND FUND                INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,374,750                $4,984,800             $2,563,570
 Net realized gain (loss) on
  security transactions                     48,271               (11,409,255)            (3,162,695)
 Net realized gain on
  distributions                                 --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,079,511                55,457,512            124,094,215
                                    --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,502,532                49,033,057            123,495,090
                                    --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               2,919,109                 3,656,723              5,678,051
 Net transfers                          24,927,499                (7,624,131)           (16,999,074)
 Surrenders for benefit
  payments and fees                    (40,176,978)              (54,891,676)          (164,165,097)
 Net annuity transactions                    9,761                    15,950               (129,367)
 Other                                          --                        --                     --
                                    --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,320,609)              (58,843,134)          (175,615,487)
                                    --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                            (2,818,077)               (9,810,077)           (52,120,397)
NET ASSETS:
 Beginning of year                     300,655,023               563,375,596          1,315,830,916
                                    --------------            --------------       ----------------
 End of year                          $297,836,946              $553,565,519         $1,263,710,519
                                    ==============            ==============       ================

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                   BLUE CHIP
                                  INCOME AND           AMERICAN FUNDS
                                  GROWTH FUND            BOND FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(455,039)           $14,524,989
 Net realized gain (loss) on
  security transactions              (9,278,317)             3,117,007
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        83,081,999             38,667,029
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         73,348,643             56,309,025
                                ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            4,418,376              9,553,850
 Net transfers                      (15,583,527)            33,882,586
 Surrenders for benefit
  payments and fees                 (96,655,550)          (177,035,373)
 Net annuity transactions                (3,341)                55,386
 Other                                       --                     --
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (107,824,042)          (133,543,551)
                                ---------------       ----------------
 Net increase (decrease) in
  net assets                        (34,475,399)           (77,234,526)
NET ASSETS:
 Beginning of year                  802,148,242          1,210,172,832
                                ---------------       ----------------
 End of year                       $767,672,843         $1,132,938,306
                                ===============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                    GLOBAL           AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                 GROWTH FUND          GROWTH FUND            GROWTH-INCOME FUND       INTERNATIONAL FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $(1,471,939)         $(28,645,818)              $(7,933,354)              $1,881,462
 Net realized gain (loss)
  on security transactions           2,775,955           (62,135,045)              (53,428,080)             (12,886,853)
 Net realized gain on
  distributions                             --                    --                        --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              43,464,656           498,378,885               298,492,068               49,183,390
                                --------------      ----------------          ----------------          ---------------
 Net increase (decrease)
  in net assets resulting
  from operations                   44,768,672           407,598,022               237,130,634               38,177,999
                                --------------      ----------------          ----------------          ---------------
UNIT TRANSACTIONS:
 Purchases                           3,169,455            16,236,477                15,435,585                6,359,243
 Net transfers                     (30,380,343)         (121,154,993)              (98,227,836)             (23,808,812)
 Surrenders for benefit
  payments and fees                (60,999,435)         (330,399,633)             (329,513,095)             (97,104,233)
 Net annuity transactions               75,290                15,086                   147,390                  142,141
 Other                                      --                    --                        --                       --
                                --------------      ----------------          ----------------          ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (88,135,033)         (435,303,063)             (412,157,956)            (114,411,661)
                                --------------      ----------------          ----------------          ---------------
 Net increase (decrease)
  in net assets                    (43,366,361)          (27,705,041)             (175,027,322)             (76,233,662)
NET ASSETS:
 Beginning of year                 564,442,292         2,810,286,971             2,873,227,510              892,966,418
                                --------------      ----------------          ----------------          ---------------
 End of year                      $521,075,931        $2,782,581,930            $2,698,200,188             $816,732,756
                                ==============      ================          ================          ===============

                                                                                WELLS FARGO
                                                        AMERICAN FUNDS          ADVANTAGE VT
                                AMERICAN FUNDS           GLOBAL SMALL              OMEGA
                                NEW WORLD FUND       CAPITALIZATION FUND        GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (11)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(805,317)              $(276,770)             $(21,875)
 Net realized gain (loss)
  on security transactions           3,038,418                 273,673               (78,632)
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              57,721,091              68,894,084               329,461
                                --------------          --------------          ------------
 Net increase (decrease)
  in net assets resulting
  from operations                   59,954,192              68,890,987               228,954
                                --------------          --------------          ------------
UNIT TRANSACTIONS:
 Purchases                           2,971,502               3,085,518                 2,959
 Net transfers                      22,596,056             (13,455,743)             (242,860)
 Surrenders for benefit
  payments and fees                (48,933,982)            (46,177,368)             (158,781)
 Net annuity transactions               60,098                  (5,979)                   --
 Other                                      --                      --                    --
                                --------------          --------------          ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (23,306,326)            (56,553,572)             (398,682)
                                --------------          --------------          ------------
 Net increase (decrease)
  in net assets                     36,647,866              12,337,415              (169,728)
NET ASSETS:
 Beginning of year                 420,801,786             392,264,008             2,210,046
                                --------------          --------------          ------------
 End of year                      $457,449,652            $404,601,423            $2,040,318
                                ==============          ==============          ============

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FIDELITY VIP       FIDELITY VIP
                                        GROWTH           CONTRAFUND
                                      PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(59,744)          $(440,821)
 Net realized gain (loss) on
  security transactions                   438,015           1,001,953
 Net realized gain on
  distributions                            12,646              39,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year             416,297          11,499,942
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              807,214          12,100,248
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 22,244           2,878,011
 Net transfers                           (655,885)          2,571,958
 Surrenders for benefit
  payments and fees                      (260,168)         (5,917,543)
 Net annuity transactions                      --                  --
 Other                                         --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (893,809)           (467,574)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              (86,595)         11,632,674
NET ASSETS:
 Beginning of year                      4,141,042          82,127,987
                                     ------------       -------------
 End of year                           $4,054,447         $93,760,661
                                     ============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              FIDELITY VIP
                            FIDELITY VIP             FIDELITY VIP           DYNAMIC CAPITAL          FIDELITY VIP
                               MID CAP             VALUE STRATEGIES           APPRECIATION         STRATEGIC INCOME
                              PORTFOLIO                PORTFOLIO               PORTFOLIO              PORTFOLIO
                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (12)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                      $(1,190,089)               $(102,856)               $(21,180)              $12,948
 Net realized gain (loss)
  on security transactions        838,610                  343,793                  74,003                  (118)
 Net realized gain on
  distributions                   264,730                       --                      --                 8,044
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         19,435,720                  947,681                 198,796                (5,069)
                            -------------            -------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations              19,348,971                1,188,618                 251,619                15,805
                            -------------            -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                      5,000,083                  149,511                   6,847               108,345
 Net transfers                  1,864,092               (1,754,784)                660,967               241,049
 Surrenders for benefit
  payments and fees            (4,479,894)                (343,384)                (67,494)                 (652)
 Net annuity transactions              --                       --                      --                    --
 Other                                 --                       --                      --                    --
                            -------------            -------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        2,384,281               (1,948,657)                600,320               348,742
                            -------------            -------------            ------------            ----------
 Net increase (decrease)
  in net assets                21,733,252                 (760,039)                851,939               364,547
NET ASSETS:
 Beginning of year             72,872,680                6,639,905               1,015,690                    --
                            -------------            -------------            ------------            ----------
 End of year                  $94,605,932               $5,879,866              $1,867,629              $364,547
                            =============            =============            ============            ==========

                                    FRANKLIN                                         FRANKLIN
                                     RISING               FRANKLIN                  LARGE CAP
                                   DIVIDENDS               INCOME                     GROWTH
                                SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,060,714)          $107,439,150               $(1,391,973)
 Net realized gain (loss)
  on security transactions           (7,008,439)             1,760,978                (1,946,939)
 Net realized gain on
  distributions                              --                     --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              129,290,019            110,637,885                15,536,142
                                 --------------       ----------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   121,220,866            219,838,013                12,197,230
                                 --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                            4,648,951             22,151,239                   858,190
 Net transfers                       27,139,307            (21,786,332)               (3,212,781)
 Surrenders for benefit
  payments and fees                 (77,847,831)          (249,705,842)              (17,763,241)
 Net annuity transactions                30,987               (121,688)                  (11,767)
 Other                                       --                    190                        --
                                 --------------       ----------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (46,028,586)          (249,462,433)              (20,129,599)
                                 --------------       ----------------            --------------
 Net increase (decrease)
  in net assets                      75,192,280            (29,624,420)               (7,932,369)
NET ASSETS:
 Beginning of year                  689,906,815          2,216,727,164               144,387,367
                                 --------------       ----------------            --------------
 End of year                       $765,099,095         $2,187,102,744              $136,454,998
                                 ==============       ================            ==============

(12) Funded as of February 22, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                        GLOBAL                SMALL-MID CAP
                                      REAL ESTATE                 GROWTH
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $101,288               $(5,236,569)
 Net realized gain (loss) on
  security transactions                   (242,711)                 (831,378)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,670,622                72,583,303
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,529,199                66,515,356
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                   5,058                 2,467,022
 Net transfers                              18,606                10,411,079
 Surrenders for benefit
  payments and fees                     (1,310,189)              (37,558,725)
 Net annuity transactions                   (1,234)                   24,408
 Other                                          --                        --
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,287,759)              (24,656,216)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                               241,440                41,859,140
NET ASSETS:
 Beginning of year                       9,000,416               289,505,463
                                     -------------            --------------
 End of year                            $9,241,856              $331,364,603
                                     =============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN             FRANKLIN                                         TEMPLETON
                                      SMALL CAP             STRATEGIC                                        DEVELOPING
                                        VALUE                INCOME             MUTUAL SHARES                 MARKETS
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(791,239)          $28,750,209            $(1,960,029)                $(186,532)
 Net realized gain (loss) on
  security transactions                 (2,331,229)            8,391,037            (25,044,050)                7,070,260
 Net realized gain on
  distributions                                 --                    --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,173,945            47,390,303            134,188,163                22,808,917
                                    --------------       ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            16,051,477            84,531,549            107,184,084                29,692,645
                                    --------------       ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                               2,368,401            13,165,762             14,979,750                 2,470,673
 Net transfers                          42,730,493            70,043,206            (29,735,523)                1,108,050
 Surrenders for benefit
  payments and fees                     (8,398,520)         (125,826,402)          (145,219,849)              (26,261,744)
 Net annuity transactions                   22,865                29,838                 67,774                   (11,911)
 Other                                          --                   237                     --                        --
                                    --------------       ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,723,239           (42,587,359)          (159,907,848)              (22,694,932)
                                    --------------       ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                            52,774,716            41,944,190            (52,723,764)                6,997,713
NET ASSETS:
 Beginning of year                      55,570,910           925,656,939          1,274,585,592               235,582,011
                                    --------------       ---------------       ----------------            --------------
 End of year                          $108,345,626          $967,601,129         $1,221,861,828              $242,579,724
                                    ==============       ===============       ================            ==============


                                      TEMPLETON                 TEMPLETON                TEMPLETON
                                       FOREIGN                GLOBAL ASSET                 GROWTH
                                   SECURITIES FUND           ALLOCATION FUND          SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (13)            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $146,127                 $249,414               $(2,202,542)
 Net realized gain (loss) on
  security transactions                 (6,439,586)              (7,640,707)              (30,006,449)
 Net realized gain on
  distributions                                 --                  454,059                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,390,791                7,129,692                60,443,374
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            25,097,332                  192,458                28,234,383
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               5,563,102                   83,130                 6,308,509
 Net transfers                           1,177,584               (8,015,020)              (22,329,419)
 Surrenders for benefit
  payments and fees                    (56,267,576)                (627,888)              (68,189,678)
 Net annuity transactions                  (28,809)                  (2,052)                  (18,066)
 Other                                          --                       --                        --
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (49,555,699)              (8,561,830)              (84,228,654)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (24,458,367)              (8,369,372)              (55,994,271)
NET ASSETS:
 Beginning of year                     464,064,550                8,369,372               634,592,844
                                    --------------            -------------            --------------
 End of year                          $439,606,183                     $ --              $578,598,573
                                    ==============            =============            ==============

(13) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                FRANKLIN
                                        MUTUAL                  FLEX CAP
                                   GLOBAL DISCOVERY              GROWTH
                                    SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,753,624)              $(961,410)
 Net realized gain (loss) on
  security transactions                  (4,106,194)               (209,409)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            65,200,846               8,212,086
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             58,341,028               7,041,267
                                    ---------------          --------------
UNIT TRANSACTIONS:
 Purchases                                6,969,643                 398,657
 Net transfers                              361,769               2,153,519
 Surrenders for benefit
  payments and fees                     (62,603,169)             (6,121,334)
 Net annuity transactions                    74,758                 (11,968)
 Other                                          332                      --
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (55,196,667)             (3,581,126)
                                    ---------------          --------------
 Net increase (decrease) in
  net assets                              3,144,361               3,460,141
NET ASSETS:
 Beginning of year                      622,592,616              57,258,381
                                    ---------------          --------------
 End of year                           $625,736,977             $60,718,522
                                    ===============          ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                                       HARTFORD
                                     LARGE CAP              TEMPLETON           HARTFORD             TOTAL
                                       VALUE               GLOBAL BOND          ADVISERS          RETURN BOND
                                  SECURITIES FUND        SECURITIES FUND        HLS FUND            HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $33,697               $(180,027)           $(4,088)        $20,153,372
 Net realized gain (loss) on
  security transactions                  (82,224)                 78,545            103,888             995,188
 Net realized gain on
  distributions                               --                 310,394                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,060,188              13,534,727          1,178,047          17,169,107
                                   -------------          --------------      -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           3,011,661              13,743,639          1,277,847          38,317,667
                                   -------------          --------------      -------------      --------------
UNIT TRANSACTIONS:
 Purchases                               203,946              11,042,453            789,267          52,771,343
 Net transfers                         3,850,265              20,441,647          1,839,067          87,280,917
 Surrenders for benefit
  payments and fees                   (2,841,756)             (7,680,456)          (814,862)        (46,907,358)
 Net annuity transactions                 (1,618)                     --                 --                (148)
 Other                                        --                      --               (250)                 --
                                   -------------          --------------      -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,210,837              23,803,644          1,813,222          93,144,754
                                   -------------          --------------      -------------      --------------
 Net increase (decrease) in
  net assets                           4,222,498              37,547,283          3,091,069         131,462,421
NET ASSETS:
 Beginning of year                    26,397,874              98,263,968         10,831,382         593,460,287
                                   -------------          --------------      -------------      --------------
 End of year                         $30,620,372            $135,811,251        $13,922,451        $724,922,708
                                   =============          ==============      =============      ==============

                                  HARTFORD            HARTFORD
                                  CAPITAL             DIVIDEND              HARTFORD
                                APPRECIATION         AND GROWTH         GLOBAL RESEARCH
                                  HLS FUND            HLS FUND              HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (14)
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(4,825,810)         $2,739,668             $(2,329)
 Net realized gain (loss) on
  security transactions             4,227,570             719,449               4,987
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     105,999,633          48,664,020              79,736
                               --------------      --------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                      105,401,393          52,123,137              82,394
                               --------------      --------------          ----------
UNIT TRANSACTIONS:
 Purchases                         42,784,565          31,690,132              74,679
 Net transfers                     45,067,542          49,656,607              58,349
 Surrenders for benefit
  payments and fees               (45,495,513)        (28,658,556)            (56,137)
 Net annuity transactions                (818)               (151)                 --
 Other                                     --                  --                  --
                               --------------      --------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                42,355,776          52,688,032              76,891
                               --------------      --------------          ----------
 Net increase (decrease) in
  net assets                      147,757,169         104,811,169             159,285
NET ASSETS:
 Beginning of year                659,065,133         396,534,660             578,301
                               --------------      --------------          ----------
 End of year                     $806,822,302        $501,345,829            $737,586
                               ==============      ==============          ==========

(14) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH           EQUITY
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,737)           $(108,661)
 Net realized gain (loss) on
  security transactions                    32,014              282,034
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             157,735           11,594,560
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              170,012           11,767,933
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                111,206            7,198,811
 Net transfers                            149,607           11,287,558
 Surrenders for benefit
  payments and fees                       (84,667)          (5,186,718)
 Net annuity transactions                      --                   --
 Other                                         --                   --
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       176,146           13,299,651
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              346,158           25,067,584
NET ASSETS:
 Beginning of year                      1,501,314           78,491,692
                                     ------------       --------------
 End of year                           $1,847,472         $103,559,276
                                     ============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                      HARTFORD              GROWTH             HARTFORD                HARTFORD
                                       GROWTH           OPPORTUNITIES         HIGH YIELD                INDEX
                                      HLS FUND             HLS FUND            HLS FUND                HLS FUND
                                  SUB-ACCOUNT (15)       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (16)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(212,966)         $(2,206,480)          $(438,828)               $1,325
 Net realized gain (loss) on
  security transactions                   496,988              759,267             134,561                    19
 Net realized gain on
  distributions                                --                   --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,340,788           25,902,224           6,320,151                11,619
                                    -------------       --------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,624,810           24,455,011           6,015,884                12,963
                                    -------------       --------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,425,644           10,999,270           6,656,197                89,700
 Net transfers                          5,097,662           13,627,122          17,613,415                14,529
 Surrenders for benefit
  payments and fees                    (1,457,210)          (8,536,912)         (3,743,851)                   (3)
 Net annuity transactions                      --                   --                  --                    --
 Other                                         --                   --                  95                    --
                                    -------------       --------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,066,096           16,089,480          20,525,856               104,226
                                    -------------       --------------       -------------            ----------
 Net increase (decrease) in
  net assets                            8,690,906           40,544,491          26,541,740               117,189
NET ASSETS:
 Beginning of year                     15,634,716          133,087,759          33,366,703                    --
                                    -------------       --------------       -------------            ----------
 End of year                          $24,325,622         $173,632,250         $59,908,443              $117,189
                                    =============       ==============       =============            ==========

                                      HARTFORD                 HARTFORD
                                    INTERNATIONAL            SMALL/MID CAP           HARTFORD
                                    OPPORTUNITIES               EQUITY             MONEY MARKET
                                      HLS FUND                 HLS FUND              HLS FUND
                                  SUB-ACCOUNT (17)         SUB-ACCOUNT (18)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(61,447)                $(86,084)          $(15,653,112)
 Net realized gain (loss) on
  security transactions                    49,635                  411,083                     --
 Net realized gain on
  distributions                                --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,856,181                1,857,223                     --
                                    -------------            -------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,844,369                2,182,222            (15,653,112)
                                    -------------            -------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              1,684,568                  332,836             21,649,359
 Net transfers                          1,940,181                 (203,006)           192,874,079
 Surrenders for benefit
  payments and fees                    (1,620,868)                (420,416)          (467,491,141)
 Net annuity transactions                      --                       --                274,728
 Other                                         --                       --                     --
                                    -------------            -------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,003,881                 (290,586)          (252,692,975)
                                    -------------            -------------       ----------------
 Net increase (decrease) in
  net assets                            5,848,250                1,891,636           (268,346,087)
NET ASSETS:
 Beginning of year                     28,106,203                9,718,275          1,000,952,621
                                    -------------            -------------       ----------------
 End of year                          $33,954,453              $11,609,911           $732,606,534
                                    =============            =============       ================

(15) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(16) Funded as of March 8, 2010.

(17) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(18) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                 HARTFORD
                                     SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(197,835)               $(84,249)
 Net realized gain (loss) on
  security transactions                    482,580                  20,517
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,186,182               1,688,405
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,470,927               1,624,673
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 461,320                 125,715
 Net transfers                          (1,293,800)              2,910,253
 Surrenders for benefit
  payments and fees                       (789,300)               (213,732)
 Net annuity transactions                       --                      --
 Other                                          --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,621,780)              2,822,236
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               849,147               4,446,909
NET ASSETS:
 Beginning of year                      12,865,101               3,723,172
                                     -------------            ------------
 End of year                           $13,714,248              $8,170,081
                                     =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD             U.S. GOVERNMENT             HARTFORD              AMERICAN FUNDS
                                       STOCK                 SECURITIES                  VALUE              ASSET ALLOCATION
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT (19)(20)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,084)              $1,619,753                  $21,464                  $32,788
 Net realized gain (loss) on
  security transactions                   29,811                  (55,947)               1,931,773                  327,008
 Net realized gain on
  distributions                               --                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            214,678                 (518,050)                 668,972                3,598,634
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             234,405                1,045,756                2,622,209                3,958,430
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 1,195                1,522,217                1,325,166                1,371,267
 Net transfers                          (156,957)               5,740,551                1,229,270                4,133,460
 Surrenders for benefit
  payments and fees                     (127,589)              (4,173,190)              (1,068,364)              (2,171,368)
 Net annuity transactions                     --                       --                       --                     (332)
 Other                                        --                       --                       --                       --
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (283,351)               3,089,578                1,486,072                3,333,027
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (48,946)               4,135,334                4,108,281                7,291,457
NET ASSETS:
 Beginning of year                     2,244,934               43,863,750               19,533,865               38,878,300
                                    ------------            -------------            -------------            -------------
 End of year                          $2,195,988              $47,999,084              $23,642,146              $46,169,757
                                    ============            =============            =============            =============

                                   AMERICAN FUNDS
                                      BLUE CHIP
                                     INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                     BOND                  GLOBAL BOND
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $300,130                $1,123,277                $(202,713)
 Net realized gain (loss) on
  security transactions                   496,529                   247,484                   67,363
 Net realized gain on
  distributions                                --                        --                   26,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,690,832                 5,544,727                1,102,223
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,487,491                 6,915,488                  993,868
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,031,281                 9,824,843                1,144,352
 Net transfers                          1,774,218                11,938,903                  499,963
 Surrenders for benefit
  payments and fees                    (1,326,819)              (10,411,588)              (2,475,618)
 Net annuity transactions                      --                    (2,569)                      --
 Other                                         --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,478,680                11,349,589                 (831,303)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            3,966,171                18,265,077                  162,565
NET ASSETS:
 Beginning of year                     23,912,534               148,368,692               33,795,357
                                    -------------            --------------            -------------
 End of year                          $27,878,705              $166,633,769              $33,957,922
                                    =============            ==============            =============

(19) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $148,869                $(217,910)
 Net realized gain (loss) on
  security transactions                  1,173,874                  252,003
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,959,384                2,529,093
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,282,127                2,563,186
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,597,087                  989,465
 Net transfers                          (2,069,313)                 548,728
 Surrenders for benefit
  payments and fees                     (4,209,150)              (1,137,924)
 Net annuity transactions                     (399)                      --
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,681,775)                 400,269
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             1,600,352                2,963,455
NET ASSETS:
 Beginning of year                      75,088,531               26,727,214
                                     -------------            -------------
 End of year                           $76,688,883              $29,690,669
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                   CAPITALIZATION                GROWTH                GROWTH-INCOME             INTERNATIONAL
                                      HLS FUND                  HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(886,816)              $(2,998,384)                $(493,576)              $(1,065,622)
 Net realized gain (loss) on
  security transactions                   879,574                 1,963,001                   636,760                   877,091
 Net realized gain on
  distributions                                --                        --                        --                   596,098
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,528,921                43,095,108                12,844,348                10,447,933
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,521,679                42,059,725                12,987,532                10,855,500
                                    -------------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,591,811                13,876,459                 6,116,413                12,058,076
 Net transfers                         (1,289,991)                5,952,406                 1,814,052                17,264,638
 Surrenders for benefit
  payments and fees                    (3,176,244)              (15,700,368)               (8,536,472)               (9,838,971)
 Net annuity transactions                    (968)                   (2,763)                   (2,781)                   (1,411)
 Other                                         --                        95                        --                        --
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (875,392)                4,125,829                  (608,788)               19,482,332
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets                            9,646,287                46,185,554                12,378,744                30,337,832
NET ASSETS:
 Beginning of year                     53,538,564               248,475,238               139,993,210               165,985,999
                                    -------------            --------------            --------------            --------------
 End of year                          $63,184,851              $294,660,792              $152,371,954              $196,323,831
                                    =============            ==============            ==============            ==============


                                   AMERICAN FUNDS           LORD ABBETT             LORD ABBETT
                                      NEW WORLD             FUNDAMENTAL          CAPITAL STRUCTURE
                                      HLS FUND            EQUITY PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (21)       SUB-ACCOUNT (22)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(387,734)                 $(67)                $196,476
 Net realized gain (loss) on
  security transactions                   222,063                   615                   47,935
 Net realized gain on
  distributions                                --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,108,779                37,290                1,368,348
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,943,108                37,838                1,612,759
                                    -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,123,769               188,643                  813,273
 Net transfers                          2,674,614                73,269                1,374,526
 Surrenders for benefit
  payments and fees                    (2,699,689)                   --                 (722,211)
 Net annuity transactions                      --                    --                       --
 Other                                         --                    59                     (250)
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,098,694               261,971                1,465,338
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets                           11,041,802               299,809                3,078,097
NET ASSETS:
 Beginning of year                     51,022,990                 7,609               10,848,407
                                    -------------            ----------            -------------
 End of year                          $62,064,792              $307,418              $13,926,504
                                    =============            ==========            =============

(21) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(22) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          LORD ABBETT
                                      LORD ABBETT          GROWTH &
                                    BOND-DEBENTURE          INCOME
                                       PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,359,122           $(121,445)
 Net realized gain (loss) on
  security transactions                    228,896              25,917
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,971,013           2,112,576
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,559,031           2,017,048
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               1,528,743             245,296
 Net transfers                           3,266,432           1,357,174
 Surrenders for benefit
  payments and fees                     (6,946,791)           (651,333)
 Net annuity transactions                       --                  --
 Other                                          --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,151,616)            951,137
                                     -------------       -------------
 Net increase (decrease) in
  net assets                             5,407,415           2,968,185
NET ASSETS:
 Beginning of year                      73,176,274          12,347,559
                                     -------------       -------------
 End of year                           $78,583,689         $15,315,744
                                     =============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS CORE           MFS GROWTH          MFS GLOBAL            MFS HIGH
                               EQUITY SERIES          SERIES           EQUITY SERIES       INCOME SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(122,367)          $(872,820)          $(181,224)         $13,703,300
 Net realized gain (loss) on
  security transactions             (799,022)         (1,040,083)           (139,425)           2,863,222
 Net realized gain on
  distributions                           --                  --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,910,368           8,647,251           2,501,014           12,340,036
                               -------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,988,979           6,734,348           2,180,365           28,906,558
                               -------------       -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           252,676             878,588             201,383            1,489,692
 Net transfers                      (355,751)          2,271,184              10,718           29,008,814
 Surrenders for benefit
  payments and fees               (3,524,111)         (7,873,666)         (2,983,987)         (37,923,465)
 Net annuity transactions              7,968              24,485              (5,419)             (56,494)
 Other                                    --                  --                  --                   --
                               -------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,619,218)         (4,699,409)         (2,777,305)          (7,481,453)
                               -------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets                        (630,239)          2,034,939            (596,940)          21,425,105
NET ASSETS:
 Beginning of year                22,258,659          54,840,968          24,208,687          242,007,067
                               -------------       -------------       -------------       --------------
 End of year                     $21,628,420         $56,875,907         $23,611,747         $263,432,172
                               =============       =============       =============       ==============

                               MFS INVESTORS
                                   GROWTH           MFS INVESTORS         MFS MID CAP
                                STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(677,390)         $(2,204,274)         $(1,733,966)
 Net realized gain (loss) on
  security transactions              (276,402)          (2,752,586)            (927,387)
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,798,348           36,230,905           24,915,815
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,844,556           31,274,045           22,254,462
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            359,358            2,606,058              797,166
 Net transfers                     (4,399,129)          (7,151,516)          14,967,886
 Surrenders for benefit
  payments and fees                (8,818,615)         (44,722,263)         (12,917,404)
 Net annuity transactions              77,599               15,881               (7,940)
 Other                                     --                   --                   --
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,780,787)         (49,251,840)           2,839,708
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (7,936,231)         (17,977,795)          25,094,170
NET ASSETS:
 Beginning of year                 59,297,756          373,439,008           83,348,406
                               --------------       --------------       --------------
 End of year                      $51,361,525         $355,461,213         $108,442,576
                               ==============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                        MFS NEW              MFS TOTAL
                                    DISCOVERY SERIES       RETURN SERIES
                                      SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,573,608)           $11,075,673
 Net realized gain (loss) on
  security transactions                  (2,347,360)           (18,436,544)
 Net realized gain on
  distributions                                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            78,918,174             88,482,804
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             71,997,206             81,121,933
                                     --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                1,967,554              9,128,175
 Net transfers                          (13,542,581)             1,776,593
 Surrenders for benefit
  payments and fees                     (31,833,466)          (142,064,263)
 Net annuity transactions                   (24,277)               127,737
 Other                                           --                   (250)
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (43,432,770)          (131,032,008)
                                     --------------       ----------------
 Net increase (decrease) in
  net assets                             28,564,436            (49,910,075)
NET ASSETS:
 Beginning of year                      251,682,405          1,108,001,544
                                     --------------       ----------------
 End of year                           $280,246,841         $1,058,091,469
                                     ==============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              MFS VALUE           MFS RESEARCH             MFS RESEARCH             MFS RESEARCH
                                SERIES            BOND SERIES          INTERNATIONAL SERIES            SERIES
                             SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(758,953)          $3,322,567                 $(83,930)               $(122,410)
 Net realized gain (loss)
  on security transactions      (2,574,740)             881,242               (1,748,773)                 131,652
 Net realized gain on
  distributions                         --              909,571                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          37,261,215           10,363,816                6,254,773                4,314,386
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               33,927,522           15,477,196                4,422,070                4,323,628
                            --------------       --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                      10,488,948           18,151,007                  473,579                  403,713
 Net transfers                  20,577,206           84,239,184                 (882,617)                 192,578
 Surrenders for benefit
  payments and fees            (35,999,959)         (39,748,638)              (6,391,848)              (4,266,625)
 Net annuity transactions            6,216               21,843                       --                       --
 Other                                  --                   --                       --                       --
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (4,927,589)          62,663,396               (6,800,886)              (3,670,334)
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets                 28,999,933           78,140,592               (2,378,816)                 653,294
NET ASSETS:
 Beginning of year             349,973,875          254,666,493               57,768,376               34,627,175
                            --------------       --------------            -------------            -------------
 End of year                  $378,973,808         $332,807,085              $55,389,560              $35,280,469
                            ==============       ==============            =============            =============

                                                                                       INVESCO
                                     BLACKROCK                 BLACKROCK           VAN KAMPEN V. I.
                                      GLOBAL                   LARGE CAP            INTERNATIONAL
                              OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND        GROWTH EQUITY
                                 SUB-ACCOUNT (23)             SUB-ACCOUNT          SUB-ACCOUNT (24)
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $(9,844)                   $(9,784)              $(1,546)
 Net realized gain (loss)
  on security transactions               12,298                     23,994                (1,601)
 Net realized gain on
  distributions                              --                         --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   60,365                    143,004                33,177
                                    -----------               ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                        62,819                    157,214                30,030
                                    -----------               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   10                         10                    --
 Net transfers                          (95,049)                   (24,723)               67,360
 Surrenders for benefit
  payments and fees                    (100,995)                  (104,452)              (10,234)
 Net annuity transactions                    --                         --                    --
 Other                                       --                         --                    --
                                    -----------               ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               (196,034)                  (129,165)               57,126
                                    -----------               ------------            ----------
 Net increase (decrease)
  in net assets                        (133,215)                    28,049                87,156
NET ASSETS:
 Beginning of year                      891,650                  1,221,554               409,278
                                    -----------               ------------            ----------
 End of year                           $758,435                 $1,249,603              $496,434
                                    ===========               ============            ==========

(23) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(24) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 INVESCO
                                      UIF MID CAP           VAN KAMPEN V. I.
                                        GROWTH                   MID CAP
                                       PORTFOLIO               VALUE FUND
                                   SUB-ACCOUNT (25)         SUB-ACCOUNT (26)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(377,479)                $(88,612)
 Net realized gain (loss) on
  security transactions                  1,263,252                  334,630
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,305,699                2,784,756
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,191,472                3,030,774
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 661,955                  525,462
 Net transfers                          (1,494,687)                (281,605)
 Surrenders for benefit
  payments and fees                     (1,827,750)                (925,288)
 Net annuity transactions                       --                       --
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,660,482)                (681,431)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             4,530,990                2,349,343
NET ASSETS:
 Beginning of year                      25,455,912               14,588,118
                                     -------------            -------------
 End of year                           $29,986,902              $16,937,461
                                     =============            =============

(25) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(26) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      MORGAN STANLEY --       MORGAN STANLEY --
                              MORGAN STANLEY --            CAPITAL                 MID CAP            MORGAN STANLEY --
                                 FOCUS GROWTH           OPPORTUNITIES               GROWTH             FLEXIBLE INCOME
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(17,093)               $(52,569)              $(12,930)                $33,417
 Net realized gain (loss)
  on security transactions             30,970                   7,263                  5,578                   8,031
 Net realized gain on
  distributions                            --                      --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                225,558                 756,396                210,401                  13,497
                                 ------------            ------------             ----------              ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     239,435                 711,090                203,049                  54,945
                                 ------------            ------------             ----------              ----------
UNIT TRANSACTIONS:
 Purchases                              7,000                  18,865                    315                       4
 Net transfers                          5,586                (301,623)               (56,156)                (53,963)
 Surrenders for benefit
  payments and fees                   (37,391)               (230,618)               (34,816)                (24,376)
 Net annuity transactions                  --                      --                     --                      --
 Other                                     --                      --                     --                      --
                                 ------------            ------------             ----------              ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (24,805)               (513,376)               (90,657)                (78,335)
                                 ------------            ------------             ----------              ----------
 Net increase (decrease)
  in net assets                       214,630                 197,714                112,392                 (23,390)
NET ASSETS:
 Beginning of year                    935,934               3,200,877                734,230                 803,795
                                 ------------            ------------             ----------              ----------
 End of year                       $1,150,564              $3,398,591               $846,622                $780,405
                                 ============            ============             ==========              ==========

                             INVESCO V.I. SELECT        OPPENHEIMER
                                 DIMENSIONS               CAPITAL                OPPENHEIMER
                                  DIVIDEND              APPRECIATION          GLOBAL SECURITIES
                              GROWTH PORTFOLIO            FUND/VA                  FUND/VA
                              SUB-ACCOUNT (27)          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $(473)               $(45,713)                $(93,776)
 Net realized gain (loss)
  on security transactions            (5,544)                 86,584                  707,620
 Net realized gain on
  distributions                           --                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                21,783                 136,581                3,359,537
                                  ----------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     15,766                 177,452                3,973,381
                                  ----------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                --                  31,268                  476,163
 Net transfers                       (17,648)               (238,320)                (387,722)
 Surrenders for benefit
  payments and fees                   (5,828)               (153,204)              (2,128,369)
 Net annuity transactions                 --                      --                       --
 Other                                    --                      --                       --
                                  ----------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (23,476)               (360,256)              (2,039,928)
                                  ----------            ------------            -------------
 Net increase (decrease)
  in net assets                       (7,710)               (182,804)               1,933,453
NET ASSETS:
 Beginning of year                   199,849               2,983,346               30,069,311
                                  ----------            ------------            -------------
 End of year                        $192,139              $2,800,542              $32,002,764
                                  ==========            ============            =============

(27) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                     OPPENHEIMER         MAIN STREET
                                     MAIN STREET          SMALL CAP
                                       FUND/VA             FUND/VA
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(14,683)          $(343,644)
 Net realized gain (loss) on
  security transactions                    76,705             601,935
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             230,485           5,799,114
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              292,507           6,057,405
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                192,591             426,784
 Net transfers                             58,090          (1,048,689)
 Surrenders for benefit
  payments and fees                      (180,317)         (1,890,308)
 Net annuity transactions                      --                  --
 Other                                         --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        70,364          (2,512,213)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              362,871           3,545,192
NET ASSETS:
 Beginning of year                      2,174,143          29,411,750
                                     ------------       -------------
 End of year                           $2,537,014         $32,956,942
                                     ============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 OPPENHEIMER          PUTNAM VT                PUTNAM VT               PUTNAM VT
                                    VALUE            DIVERSIFIED              GLOBAL ASSET           INTERNATIONAL
                                   FUND/VA           INCOME FUND            ALLOCATION FUND            VALUE FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (28)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(9,515)         $13,602,268                $278,966                 $25,336
 Net realized gain (loss)
  on security transactions             86,971              517,195                     788                  44,096
 Net realized gain on
  distributions                            --                   --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 86,982           (3,184,933)                583,397                  10,044
                                 ------------       --------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     164,438           10,934,530                 863,151                  79,476
                                 ------------       --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             31,462            2,165,087                 116,209                  51,916
 Net transfers                       (408,257)            (797,196)                170,035                     688
 Surrenders for benefit
  payments and fees                  (196,518)          (6,823,147)               (237,153)               (117,051)
 Net annuity transactions                  --                   --                      --                      --
 Other                                     --                   --                      --                      --
                                 ------------       --------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (573,313)          (5,455,256)                 49,091                 (64,447)
                                 ------------       --------------            ------------            ------------
 Net increase (decrease)
  in net assets                      (408,875)           5,479,274                 912,242                  15,029
NET ASSETS:
 Beginning of year                  1,798,331          101,820,907               6,730,516               1,399,090
                                 ------------       --------------            ------------            ------------
 End of year                       $1,389,456         $107,300,181              $7,642,758              $1,414,119
                                 ============       ==============            ============            ============

                                  PUTNAM VT                                      PUTNAM VT
                                INTERNATIONAL             PUTNAM VT              SMALL CAP
                                 EQUITY FUND           INVESTORS FUND              VALUE
                                 SUB-ACCOUNT          SUB-ACCOUNT (29)          SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $25,899                   $27                 $(28,086)
 Net realized gain (loss)
  on security transactions              5,187                   296                    1,380
 Net realized gain on
  distributions                            --                    --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 69,502                 5,571                  425,752
                                 ------------             ---------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     100,588                 5,894                  399,046
                                 ------------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                             35,472                 5,032                   39,563
 Net transfers                          4,166                42,214                  396,202
 Surrenders for benefit
  payments and fees                  (240,715)                 (499)                (162,511)
 Net annuity transactions                  --                    --                       --
 Other                                     --                    --                       --
                                 ------------             ---------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (201,077)               46,747                  273,254
                                 ------------             ---------             ------------
 Net increase (decrease)
  in net assets                      (100,489)               52,641                  672,300
NET ASSETS:
 Beginning of year                  1,630,606                    --                1,560,968
                                 ------------             ---------             ------------
 End of year                       $1,530,117               $52,641               $2,233,268
                                 ============             =========             ============

(28) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(29) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                     PUTNAM VT               EQUITY
                                      VOYAGER             INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $788                  $275
 Net realized gain (loss) on
  security transactions                   1,089                   527
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            55,217                37,809
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             57,094                38,611
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              342,816               177,710
 Net transfers                          118,173               279,804
 Surrenders for benefit
  payments and fees                      (8,971)               (7,660)
 Net annuity transactions                    --                    --
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     452,018               449,854
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            509,112               488,465
NET ASSETS:
 Beginning of year                        4,805                   854
                                     ----------            ----------
 End of year                           $513,917              $489,319
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      INVESCO
                               JENNISON 20/20                                PRUDENTIAL          VAN KAMPEN V. I.
                                   FOCUS                JENNISON               VALUE                GROWTH AND
                                 PORTFOLIO             PORTFOLIO             PORTFOLIO              INCOME FUND
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (30)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(8,717)              $(2,131)              $(4,321)               $(561,566)
 Net realized gain (loss)
  on security transactions            1,940                  (881)                  112                  322,113
 Net realized gain on
  distributions                          --                    --                    --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               34,009                11,362                37,414                6,120,481
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    27,232                 8,350                33,205                5,881,028
                                 ----------            ----------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                               84                    --                    84                1,012,496
 Net transfers                       18,520                  (312)                   --                2,734,378
 Surrenders for benefit
  payments and fees                 (26,921)              (19,420)                 (503)              (3,584,236)
 Net annuity transactions                --                    --                    --                       --
 Other                                   --                    --                    --                       --
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (8,317)              (19,732)                 (419)                 162,638
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets                      18,915               (11,382)               32,786                6,043,666
NET ASSETS:
 Beginning of year                  504,354               118,032               292,267               49,876,282
                                 ----------            ----------            ----------            -------------
 End of year                       $523,269              $106,650              $325,053              $55,919,948
                                 ==========            ==========            ==========            =============

                                                         WELLS FARGO              WELLS FARGO
                                   INVESCO               ADVANTAGE VT            ADVANTAGE VT
                               VAN KAMPEN V. I.          INDEX ASSET             TOTAL RETURN
                                COMSTOCK FUND          ALLOCATION FUND             BOND FUND
                               SUB-ACCOUNT (31)        SUB-ACCOUNT (32)           SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(45,503)                $(2,046)                $107,920
 Net realized gain (loss)
  on security transactions            (56,388)                (13,321)                   1,625
 Net realized gain on
  distributions                            --                      --                  205,496
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                477,380                 123,680                   36,996
                                 ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     375,489                 108,313                  352,037
                                 ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                578                      --                   19,147
 Net transfers                        (31,967)                  1,272                 (199,878)
 Surrenders for benefit
  payments and fees                  (149,935)                (96,837)                (871,025)
 Net annuity transactions                  --                      --                       --
 Other                                     --                      --                       --
                                 ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (181,324)                (95,565)              (1,051,756)
                                 ------------            ------------            -------------
 Net increase (decrease)
  in net assets                       194,165                  12,748                 (699,719)
NET ASSETS:
 Beginning of year                  2,910,971               1,046,224                7,296,678
                                 ------------            ------------            -------------
 End of year                       $3,105,136              $1,058,972               $6,596,959
                                 ============            ============            =============

(30) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(32) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      WELLS FARGO               WELLS FARGO
                                      ADVANTAGE VT             ADVANTAGE VT
                                       INTRINSIC               INTERNATIONAL
                                       VALUE FUND               EQUITY FUND
                                  SUB-ACCOUNT (33)(34)       SUB-ACCOUNT (35)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(32,257)                 $(20,087)
 Net realized gain (loss) on
  security transactions                   (199,550)               (1,176,469)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              601,652                 1,428,875
                                      ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               369,845                   232,319
                                      ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                   1,577                     1,607
 Net transfers                             (50,138)                  (76,079)
 Surrenders for benefit
  payments and fees                       (325,867)                 (127,581)
 Net annuity transactions                       --                        --
 Other                                          --                        --
                                      ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (374,428)                 (202,053)
                                      ------------             -------------
 Net increase (decrease) in
  net assets                                (4,583)                   30,266
NET ASSETS:
 Beginning of year                       3,423,848                 1,856,144
                                      ------------             -------------
 End of year                            $3,419,265                $1,886,410
                                      ============             =============

(33) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(34) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(35) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT            WELLS FARGO
                                        MONEY                 SMALL CAP              ADVANTAGE VT
                                     MARKET FUND             GROWTH FUND            DISCOVERY FUND
                                  SUB-ACCOUNT (36)           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(26,101)               $(56,429)               $(28,651)
 Net realized gain (loss) on
  security transactions                        --                 (51,646)                 17,915
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                 767,139                 448,581
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (26,101)                659,064                 437,845
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                   4,323                  10,151
 Net transfers                         (4,037,048)               (142,803)                268,821
 Surrenders for benefit
  payments and fees                      (279,274)               (295,774)                (98,684)
 Net annuity transactions                      --                      --                      --
 Other                                         --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,316,322)               (434,254)                180,288
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (4,342,423)                224,810                 618,133
NET ASSETS:
 Beginning of year                      4,342,423               3,049,986               1,272,221
                                    -------------            ------------            ------------
 End of year                                 $ --              $3,274,796              $1,890,354
                                    =============            ============            ============

                                   WELLS FARGO                                  WELLS FARGO
                                   ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT
                                    SMALL CAP            ADVANTAGE VT              CORE
                                    VALUE FUND         OPPORTUNITY FUND         EQUITY FUND
                                 SUB-ACCOUNT (37)        SUB-ACCOUNT         SUB-ACCOUNT (38)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,685)              $(2,106)                $(506)
 Net realized gain (loss) on
  security transactions                 (5,648)                 (874)               (6,716)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           91,361                45,585                11,836
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            84,028                42,605                 4,614
                                    ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                               4,035                    --                    --
 Net transfers                          22,810               131,795                    --
 Surrenders for benefit
  payments and fees                    (89,681)              (14,458)               (5,929)
 Net annuity transactions                   --                    --                    --
 Other                                      --                    --                    --
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (62,836)              117,337                (5,929)
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets                            21,192               159,942                (1,315)
NET ASSETS:
 Beginning of year                     566,482               147,847                54,331
                                    ----------            ----------             ---------
 End of year                          $587,674              $307,789               $53,016
                                    ==========            ==========             =========

(36) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(37) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(38) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH         INTERNATIONAL
                                 STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(147,729)              $(64,993)
 Net realized gain (loss) on
  security transactions                   176,401                193,416
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,585,395              9,032,871
                                    -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,614,067              9,161,294
                                    -------------          -------------
UNIT TRANSACTIONS:
 Purchases                              5,241,528              6,461,281
 Net transfers                          7,388,869              7,941,010
 Surrenders for benefit
  payments and fees                    (1,190,895)            (1,171,898)
 Net annuity transactions                     250                     --
                                    -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    11,439,752             13,230,393
                                    -------------          -------------
 Net increase (decrease) in
  net assets                           16,053,819             22,391,687
NET ASSETS:
 Beginning of year                     12,085,723             15,187,727
                                    -------------          -------------
 End of year                          $28,139,542            $37,579,414
                                    =============          =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS     AIM V.I.
                                    SMALL/MID CAP        ALLIANCEBERNSTEIN VPS       INTERNATIONAL          BASIC
                                   VALUE PORTFOLIO          VALUE PORTFOLIO        GROWTH PORTFOLIO       VALUE FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(54,235)                 $14,389                 $225,162            $(88,008)
 Net realized gain (loss) on
  security transactions                 (171,659)                  (4,036)                  57,214             561,629
 Net realized gain on
  distributions                          298,055                       --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,492,437                  184,783                2,471,457          41,096,949
                                    ------------             ------------            -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,564,598                  195,136                2,753,833          41,570,570
                                    ------------             ------------            -------------      --------------
UNIT TRANSACTIONS:
 Purchases                             1,425,346                  151,631                1,248,802           1,188,347
 Net transfers                          (150,889)                 296,244                1,046,415          20,369,433
 Surrenders for benefit
  payments and fees                     (245,798)                 (49,962)                (287,366)        (11,585,485)
 Net annuity transactions                     --                       --                     (335)            (11,731)
                                    ------------             ------------            -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,028,659                  397,913                2,007,516           9,960,564
                                    ------------             ------------            -------------      --------------
 Net increase (decrease) in
  net assets                           3,593,257                  593,049                4,761,349          51,531,134
NET ASSETS:
 Beginning of year                     5,589,361                  618,256                5,817,476          90,052,859
                                    ------------             ------------            -------------      --------------
 End of year                          $9,182,618               $1,211,305              $10,578,825        $141,583,993
                                    ============             ============            =============      ==============

                                     AIM V.I.            AIM V.I.             AIM V.I.
                                      CAPITAL              CORE              GOVERNMENT
                                 APPRECIATION FUND     EQUITY FUND        SECURITIES FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(605,692)          $(102,038)          $24,153,931
 Net realized gain (loss) on
  security transactions               (2,443,307)           (973,140)            7,889,042
 Net realized gain on
  distributions                               --                  --            29,361,684
 Net unrealized appreciation
  (depreciation) of
  investments during the year         11,711,216          51,391,143           (82,204,892)
                                   -------------      --------------      ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           8,662,217          50,315,965           (20,800,235)
                                   -------------      --------------      ----------------
UNIT TRANSACTIONS:
 Purchases                               763,303           1,776,500             5,608,685
 Net transfers                         2,244,759          17,049,970          (159,730,853)
 Surrenders for benefit
  payments and fees                   (5,496,515)        (25,347,177)         (121,174,912)
 Net annuity transactions                (11,266)            (33,345)             (112,003)
                                   -------------      --------------      ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,499,719)         (6,554,052)         (275,409,083)
                                   -------------      --------------      ----------------
 Net increase (decrease) in
  net assets                           6,162,498          43,761,913          (296,209,318)
NET ASSETS:
 Beginning of year                    49,941,543         196,232,507         1,103,726,475
                                   -------------      --------------      ----------------
 End of year                         $56,104,041        $239,994,420          $807,517,157
                                   =============      ==============      ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   AIM V.I.             AIM V.I.
                                INTERNATIONAL         MID CAP CORE
                                 GROWTH FUND          EQUITY FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(252,759)         $(1,132,179)
 Net realized gain (loss) on
  security transactions             (4,382,015)           1,835,149
 Net realized gain on
  distributions                             --            3,150,280
 Net unrealized appreciation
  (depreciation) of
  investments during the year       57,290,213           56,863,793
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        52,655,439           60,717,043
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           9,337,255            1,437,124
 Net transfers                      21,876,212            6,095,303
 Surrenders for benefit
  payments and fees                (13,287,085)         (25,068,571)
 Net annuity transactions              (15,483)             (21,934)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 17,910,899          (17,558,078)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        70,566,338           43,158,965
NET ASSETS:
 Beginning of year                 153,766,478          232,714,670
                                --------------       --------------
 End of year                      $224,332,816         $275,873,635
                                ==============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AIM V.I.            AIM V.I.                 AIM V.I.                AIM V.I.
                              SMALL CAP            LARGE CAP                CAPITAL              POWERSHARES ETF
                             EQUITY FUND          GROWTH FUND           DEVELOPMENT FUND         ALLOCATION FUND
                             SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                       $(1,760,182)          $(463,036)              $(139,211)                 $34,245
 Net realized gain (loss)
  on security transactions      (2,455,479)           (661,442)              1,028,971                   (7,048)
 Net realized gain on
  distributions                         --                  --                      --                   19,564
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          23,117,329           7,477,918               1,551,950                  875,358
                            --------------       -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               18,901,668           6,353,440               2,441,710                  922,119
                            --------------       -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                       3,098,476             270,907                 793,898                2,933,366
 Net transfers                   4,653,522            (839,663)              4,205,282                6,585,746
 Surrenders for benefit
  payments and fees            (10,415,354)         (2,898,401)               (466,502)                (115,069)
 Net annuity transactions           (1,255)             (2,211)                     --                       --
                            --------------       -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (2,664,611)         (3,469,368)              4,532,678                9,404,043
                            --------------       -------------            ------------            -------------
 Net increase (decrease)
  in net assets                 16,237,057           2,884,072               6,974,388               10,326,162
NET ASSETS:
 Beginning of year             104,456,902          29,147,739               1,603,165                  255,166
                            --------------       -------------            ------------            -------------
 End of year                  $120,693,959         $32,031,811              $8,577,553              $10,581,328
                            ==============       =============            ============            =============

                                                           AMERICAN FUNDS
                                 AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                     GLOBAL                  GROWTH AND              ASSET
                                   BOND FUND                INCOME FUND         ALLOCATION FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(584,954)               $4,041,554             $7,469,286
 Net realized gain (loss)
  on security transactions             (851,970)              (11,157,973)           (36,244,345)
 Net realized gain on
  distributions                              --                        --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               20,155,723               160,104,108            269,182,141
                                 --------------            --------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                    18,718,799               152,987,689            240,407,082
                                 --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            3,685,137                 4,609,598              6,731,772
 Net transfers                       38,637,820                 6,487,759            (33,574,156)
 Surrenders for benefit
  payments and fees                 (30,839,669)              (32,990,814)          (125,182,172)
 Net annuity transactions                45,966                    19,288               (174,812)
                                 --------------            --------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             11,529,254               (21,874,169)          (152,199,368)
                                 --------------            --------------       ----------------
 Net increase (decrease)
  in net assets                      30,248,053               131,113,520             88,207,714
NET ASSETS:
 Beginning of year                  270,406,970               432,262,076          1,227,623,202
                                 --------------            --------------       ----------------
 End of year                       $300,655,023              $563,375,596         $1,315,830,916
                                 ==============            ==============       ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND          AMERICAN FUNDS
                                      GROWTH FUND            BOND FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,439,880            $17,294,704
 Net realized gain (loss) on
  security transactions                 (32,114,109)             1,381,310
 Net realized gain on
  distributions                                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           196,374,658             96,798,278
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            166,700,429            115,474,292
                                     --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                3,251,351             12,095,206
 Net transfers                          (25,353,420)           160,578,922
 Surrenders for benefit
  payments and fees                     (68,673,313)          (130,191,674)
 Net annuity transactions                   (35,867)              (113,174)
                                     --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (90,811,249)            42,369,280
                                     --------------       ----------------
 Net increase (decrease) in
  net assets                             75,889,180            157,843,572
NET ASSETS:
 Beginning of year                      726,259,062          1,052,329,260
                                     --------------       ----------------
 End of year                           $802,148,242         $1,210,172,832
                                     ==============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL            AMERICAN FUNDS              AMERICAN FUNDS             AMERICAN FUNDS
                                     GROWTH FUND           GROWTH FUND              GROWTH-INCOME FUND         INTERNATIONAL FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,416,753)          $(27,787,198)                $(3,736,510)              $(1,826,482)
 Net realized gain (loss) on
  security transactions                (12,597,393)          (103,536,375)               (109,731,405)              (32,106,981)
 Net realized gain on
  distributions                                 --                     --                          --                 4,107,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year          178,966,944            919,679,168                 775,722,957               294,729,468
                                    --------------       ----------------            ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           164,952,798            788,355,595                 662,255,042               264,903,741
                                    --------------       ----------------            ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                               3,247,071             17,830,367                  16,696,937                 7,047,681
 Net transfers                         (10,089,426)           (46,637,261)                (56,967,085)              (21,057,899)
 Surrenders for benefit
  payments and fees                    (44,751,104)          (226,132,808)               (246,262,963)              (70,763,726)
 Net annuity transactions                  (32,952)               (71,688)                    (13,852)                  (37,099)
                                    --------------       ----------------            ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (51,626,411)          (255,011,390)               (286,546,963)              (84,811,043)
                                    --------------       ----------------            ----------------            --------------
 Net increase (decrease) in
  net assets                           113,326,387            533,344,205                 375,708,079               180,092,698
NET ASSETS:
 Beginning of year                     451,115,905          2,276,942,766               2,497,519,431               712,873,720
                                    --------------       ----------------            ----------------            --------------
 End of year                          $564,442,292         $2,810,286,971              $2,873,227,510              $892,966,418
                                    ==============       ================            ================            ==============

                                                              AMERICAN FUNDS            FIDELITY VIP
                                    AMERICAN FUNDS             GLOBAL SMALL                GROWTH
                                    NEW WORLD FUND         CAPITALIZATION FUND           PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(729,434)              $(4,614,085)               $(58,453)
 Net realized gain (loss) on
  security transactions                 (7,550,886)               (9,800,167)                289,178
 Net realized gain on
  distributions                                 --                        --                   3,352
 Net unrealized appreciation
  (depreciation) of
  investments during the year          138,920,953               156,238,736                 886,011
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           130,640,633               141,824,484               1,120,088
                                    --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,685,492                 2,909,098                 927,347
 Net transfers                          27,274,277                28,721,222                 (89,591)
 Surrenders for benefit
  payments and fees                    (28,554,411)              (27,926,233)               (175,190)
 Net annuity transactions                   14,758                   (22,021)                     --
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,420,116                 3,682,066                 662,566
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets                           132,060,749               145,506,550               1,782,654
NET ASSETS:
 Beginning of year                     288,741,037               246,757,458               2,358,388
                                    --------------            --------------            ------------
 End of year                          $420,801,786              $392,264,008              $4,141,042
                                    ==============            ==============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                 CONTRAFUND            MID CAP
                                  PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(183,152)          $(543,062)
 Net realized gain (loss) on
  security transactions               334,559             423,975
 Net realized gain on
  distributions                        19,946             325,090
 Net unrealized appreciation
  (depreciation) of
  investments during the year      20,647,136          17,197,931
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       20,818,489          17,403,934
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          8,734,600          12,236,897
 Net transfers                     13,101,218          18,435,648
 Surrenders for benefit
  payments and fees                (2,905,065)         (2,084,979)
 Net annuity transactions                  --                  --
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                18,930,753          28,587,566
                                -------------       -------------
 Net increase (decrease) in
  net assets                       39,749,242          45,991,500
NET ASSETS:
 Beginning of year                 42,378,745          26,881,180
                                -------------       -------------
 End of year                      $82,127,987         $72,872,680
                                =============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY VIP               FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL               RISING               FRANKLIN
                                  VALUE STRATEGIES          APPRECIATION              DIVIDENDS               INCOME
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,501)               $(13,982)              $(1,840,600)          $123,121,022
 Net realized gain (loss) on
  security transactions                 (693,947)               (271,548)              (29,203,353)           (49,702,444)
 Net realized gain on
  distributions                               --                      --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,866,804                 559,482               121,659,243            484,776,999
                                    ------------            ------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,133,356                 273,952                90,615,290            558,195,577
                                    ------------            ------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             1,020,164                 190,238                 4,004,456             51,215,001
 Net transfers                         2,335,633                 184,440               (17,894,377)            26,568,875
 Surrenders for benefit
  payments and fees                      (94,611)               (548,974)              (53,603,824)          (171,135,634)
 Net annuity transactions                     --                      --                   (25,480)              (236,700)
                                    ------------            ------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,261,186                (174,296)              (67,519,225)           (93,588,458)
                                    ------------            ------------            --------------       ----------------
 Net increase (decrease) in
  net assets                           4,394,542                  99,656                23,096,065            464,607,119
NET ASSETS:
 Beginning of year                     2,245,363                 916,034               666,810,750          1,752,120,045
                                    ------------            ------------            --------------       ----------------
 End of year                          $6,639,905              $1,015,690              $689,906,815         $2,216,727,164
                                    ============            ============            ==============       ================

                                       FRANKLIN                 FRANKLIN                  FRANKLIN
                                      LARGE CAP                  GLOBAL                SMALL-MID CAP
                                        GROWTH                 REAL ESTATE                 GROWTH
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(606,696)                $892,613               $(4,428,880)
 Net realized gain (loss) on
  security transactions                 (5,294,664)                (965,096)               (3,288,426)
 Net realized gain on
  distributions                                 --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,772,486                1,245,175                92,662,509
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            31,871,126                1,172,692                84,945,203
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 877,437                   41,212                 3,687,216
 Net transfers                            (716,011)                (516,294)               14,090,193
 Surrenders for benefit
  payments and fees                    (13,596,957)              (1,171,317)              (22,250,651)
 Net annuity transactions                  (13,068)                  (1,707)                   (1,121)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,448,599)              (1,648,106)               (4,474,363)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                            18,422,527                 (475,414)               80,470,840
NET ASSETS:
 Beginning of year                     125,964,840                9,475,830               209,034,623
                                    --------------            -------------            --------------
 End of year                          $144,387,367               $9,000,416              $289,505,463
                                    ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                       SMALL CAP                 STRATEGIC
                                         VALUE                     INCOME
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(28,245)              $48,047,269
 Net realized gain (loss) on
  security transactions                 (11,555,649)                 (305,770)
 Net realized gain on
  distributions                           2,058,084                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            17,573,888               119,381,631
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,048,078               167,123,130
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                5,984,857                30,159,439
 Net transfers                           (7,413,430)              158,360,037
 Surrenders for benefit
  payments and fees                      (3,607,518)              (82,315,876)
 Net annuity transactions                    (1,939)                   (5,540)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,038,030)              106,198,060
                                     --------------            --------------
 Net increase (decrease) in
  net assets                              3,010,048               273,321,190
NET ASSETS:
 Beginning of year                       52,560,862               652,335,749
                                     --------------            --------------
 End of year                            $55,570,910              $925,656,939
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             TEMPLETON
                                                             DEVELOPING                TEMPLETON                 TEMPLETON
                                MUTUAL SHARES                 MARKETS                   FOREIGN                GLOBAL ASSET
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND           ALLOCATION FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,595,682                $3,676,724                $6,484,780                 $586,764
 Net realized gain (loss) on
  security transactions             (62,712,439)               (1,643,260)               (6,145,397)                (858,447)
 Net realized gain on
  distributions                              --                   572,540                17,490,311                  113,225
 Net unrealized appreciation
  (depreciation) of
  investments during the year       307,826,797                83,280,522               107,649,217                1,451,482
                               ----------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        247,710,040                85,886,526               125,478,911                1,293,024
                               ----------------            --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           32,387,970                 4,875,061                 5,148,171                   40,272
 Net transfers                       (6,528,420)               46,516,446               (16,130,183)                (396,520)
 Surrenders for benefit
  payments and fees                (103,887,344)              (14,274,250)              (41,674,137)              (1,202,716)
 Net annuity transactions               (42,176)                  (27,176)                  (84,900)                    (174)
                               ----------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (78,069,970)               37,090,081               (52,741,049)              (1,559,138)
                               ----------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets                        169,640,070               122,976,607                72,737,862                 (266,114)
NET ASSETS:
 Beginning of year                1,104,945,522               112,605,404               391,326,688                8,635,486
                               ----------------            --------------            --------------            -------------
 End of year                     $1,274,585,592              $235,582,011              $464,064,550               $8,369,372
                               ================            ==============            ==============            =============

                                                                                          FRANKLIN
                                      TEMPLETON                   MUTUAL                  FLEX CAP
                                        GROWTH               GLOBAL DISCOVERY              GROWTH
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT (A)             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,001,486               $(2,857,869)               $(842,212)
 Net realized gain (loss) on
  security transactions                (50,113,773)               (6,400,625)                 (29,423)
 Net realized gain on
  distributions                                 --                15,503,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          186,386,999               102,402,137               14,323,978
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           144,274,712               108,646,729               13,452,343
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              13,705,148                12,639,424                  973,869
 Net transfers                         (31,404,131)               33,766,468                5,417,426
 Surrenders for benefit
  payments and fees                    (50,043,363)              (42,885,590)              (2,998,565)
 Net annuity transactions                  (23,493)                  (50,948)                  (3,345)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (67,765,839)                3,469,354                3,389,385
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            76,508,873               112,116,083               16,841,728
NET ASSETS:
 Beginning of year                     558,083,971               510,476,533               40,416,653
                                    --------------            --------------            -------------
 End of year                          $634,592,844              $622,592,616              $57,258,381
                                    ==============            ==============            =============

(a)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                 GLOBAL BOND
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (B)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $119,403               $8,078,021
 Net realized gain (loss) on
  security transactions                    173,626                   10,197
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,351,513                2,429,095
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,644,542               10,517,313
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 207,540               17,534,898
 Net transfers                           2,051,385               34,381,282
 Surrenders for benefit
  payments and fees                     (1,965,624)              (3,134,453)
 Net annuity transactions                   (1,621)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        291,680               48,781,727
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             5,936,222               59,299,040
NET ASSETS:
 Beginning of year                      20,461,652               38,964,928
                                     -------------            -------------
 End of year                           $26,397,874              $98,263,968
                                     =============            =============

(b) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD             HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL              DIVIDEND
                                 ADVISERS           RETURN BOND          APPRECIATION          AND GROWTH
                                 HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $105,792          $15,469,086          $(1,668,650)          $3,797,091
 Net realized gain (loss) on
  security transactions               41,726               42,820            1,372,079              289,525
 Net realized gain on
  distributions                           --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,653,743           33,810,897          183,694,204           68,203,374
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,801,261           49,322,803          183,397,633           72,289,990
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         2,726,086          104,856,646           93,242,264           60,489,744
 Net transfers                     3,108,083          235,614,081          148,084,957          118,654,649
 Surrenders for benefit
  payments and fees                 (349,428)         (19,692,667)         (20,308,213)         (12,843,691)
 Net annuity transactions                250                1,468                  868                1,429
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                5,484,991          320,779,528          221,019,876          166,302,131
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       7,286,252          370,102,331          404,417,509          238,592,121
NET ASSETS:
 Beginning of year                 3,545,130          223,357,956          254,647,624          157,942,539
                               -------------       --------------       --------------       --------------
 End of year                     $10,831,382         $593,460,287         $659,065,133         $396,534,660
                               =============       ==============       ==============       ==============

                                      HARTFORD
                                    FUNDAMENTAL              HARTFORD               HARTFORD
                                       GROWTH             GLOBAL EQUITY          GLOBAL GROWTH
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,998)              $(1,039)                $(7,644)
 Net realized gain (loss) on
  security transactions                  (20,422)                2,238                  30,887
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            619,082               127,437                 316,909
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             581,662               128,636                 340,152
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               247,278                59,486                 267,155
 Net transfers                         1,308,550               213,835                 264,889
 Surrenders for benefit
  payments and fees                      (34,106)              (13,924)                (47,276)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,521,722               259,397                 484,768
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                           2,103,384               388,033                 824,920
NET ASSETS:
 Beginning of year                       894,080               190,268                 676,394
                                    ------------            ----------            ------------
 End of year                          $2,997,464              $578,301              $1,501,314
                                    ============            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  HARTFORD
                                 DISCIPLINED          HARTFORD
                                   EQUITY              GROWTH
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $253,956            $(36,599)
 Net realized gain (loss) on
  security transactions                24,757              14,298
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,948,562           2,577,924
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,227,275           2,555,623
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         17,372,860           1,581,650
 Net transfers                     22,952,372           5,401,213
 Surrenders for benefit
  payments and fees                (2,261,897)           (315,794)
 Net annuity transactions                  --                  --
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                38,063,335           6,667,069
                                -------------       -------------
 Net increase (decrease) in
  net assets                       51,290,610           9,222,692
NET ASSETS:
 Beginning of year                 27,201,082           3,414,560
                                -------------       -------------
 End of year                      $78,491,692         $12,637,252
                                =============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                                     HARTFORD           HARTFORD
                                        GROWTH             HARTFORD              INTERNATIONAL       INTERNATIONAL
                                    OPPORTUNITIES         HIGH YIELD                 GROWTH          OPPORTUNITIES
                                       HLS FUND            HLS FUND                 HLS FUND           HLS FUND
                                   SUB-ACCOUNT (C)        SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(773,761)         $2,194,234                 $14,940            $132,760
 Net realized gain (loss) on
  security transactions                    253,094             193,773                  (7,981)             69,131
 Net realized gain on
  distributions                                 --                  --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,497,146           4,201,253                 837,006           5,276,480
                                    --------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,976,479           6,589,260                 843,965           5,478,371
                                    --------------       -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              29,660,623           9,300,498                 535,770           4,205,110
 Net transfers                          31,201,701          14,794,497                 834,990           2,861,090
 Surrenders for benefit
  payments and fees                     (3,743,566)           (683,347)                (85,699)           (592,152)
 Net annuity transactions                      141                  --                      --                  --
                                    --------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     57,118,899          23,411,648               1,285,061           6,474,048
                                    --------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            84,095,378          30,000,908               2,129,026          11,952,419
NET ASSETS:
 Beginning of year                      48,992,381           3,365,795               1,985,829          12,038,929
                                    --------------       -------------            ------------       -------------
 End of year                          $133,087,759         $33,366,703              $4,114,855         $23,991,348
                                    ==============       =============            ============       =============

                                      HARTFORD
                                       MIDCAP              HARTFORD                  HARTFORD
                                       GROWTH            MONEY MARKET              SMALL COMPANY
                                      HLS FUND             HLS FUND                  HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(70,266)          $(23,900,904)               $(152,397)
 Net realized gain (loss) on
  security transactions                   79,392                     --                   99,427
 Net realized gain on
  distributions                               --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,336,174                     --                2,927,855
                                    ------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,345,300            (23,900,904)               2,874,885
                                    ------------       ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,668,136             60,535,555                1,420,720
 Net transfers                         3,524,003           (148,222,566)               2,887,568
 Surrenders for benefit
  payments and fees                     (168,218)          (533,819,656)                (321,394)
 Net annuity transactions                     --                 15,443                       --
                                    ------------       ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,023,921           (621,491,224)               3,986,894
                                    ------------       ----------------            -------------
 Net increase (decrease) in
  net assets                           7,369,221           (645,392,128)               6,861,779
NET ASSETS:
 Beginning of year                     2,349,054          1,646,344,749                6,003,322
                                    ------------       ----------------            -------------
 End of year                          $9,718,275         $1,000,952,621              $12,865,101
                                    ============       ================            =============

(c) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                   SMALLCAP GROWTH              STOCK
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(39,923)                 $4,754
 Net realized gain (loss) on
  security transactions                    49,512                  31,427
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             865,757                 511,005
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              875,346                 547,186
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                799,712                 511,993
 Net transfers                            602,245                 491,226
 Surrenders for benefit
  payments and fees                       (33,340)                (86,898)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,368,617                 916,321
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            2,243,963               1,463,507
NET ASSETS:
 Beginning of year                      1,479,209                 781,427
                                     ------------            ------------
 End of year                           $3,723,172              $2,244,934
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                         HARTFORD                HARTFORD
                                   U.S. GOVERNMENT             HARTFORD                 VALUE                   EQUITY
                                     SECURITIES                 VALUE               OPPORTUNITIES               INCOME
                                      HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(701,113)                $29,219                 $(3,487)               $146,562
 Net realized gain (loss) on
  security transactions                   (44,591)                 (9,287)               (231,045)                 45,220
 Net realized gain on
  distributions                                --                      --                      --                  32,980
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,232,845               1,182,569                 965,912               1,021,499
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              487,141               1,202,501                 731,380               1,246,261
                                    -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             13,448,535               1,925,961                 425,822               2,229,703
 Net transfers                          5,145,164                 824,515                 580,274               3,812,327
 Surrenders for benefit
  payments and fees                    (3,399,273)               (133,377)                (76,322)               (191,237)
 Net annuity transactions                      --                      --                      --                      --
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    15,194,426               2,617,099                 929,774               5,850,793
                                    -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           15,681,567               3,819,600               1,661,154               7,097,054
NET ASSETS:
 Beginning of year                     28,182,183               3,451,141               1,650,051               1,854,865
                                    -------------            ------------            ------------            ------------
 End of year                          $43,863,750              $7,270,741              $3,311,205              $8,951,919
                                    =============            ============            ============            ============

                                                            AMERICAN FUNDS
                                                               BLUE CHIP
                                   AMERICAN FUNDS             INCOME AND              AMERICAN FUNDS
                                  ASSET ALLOCATION              GROWTH                     BOND
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $63,176                 $(38,154)               $1,084,924
 Net realized gain (loss) on
  security transactions                     8,401                   76,307                    14,016
 Net realized gain on
  distributions                           137,393                  109,923                     6,288
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,395,045                4,918,498                 8,789,339
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,604,015                5,066,574                 9,894,567
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              5,342,993                4,284,905                31,770,770
 Net transfers                          6,749,549                4,769,651                57,932,491
 Surrenders for benefit
  payments and fees                    (1,300,512)                (882,403)               (4,813,586)
 Net annuity transactions                    (303)                      --                    (2,434)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    10,791,727                8,172,153                84,887,241
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                           17,395,742               13,238,727                94,781,808
NET ASSETS:
 Beginning of year                     21,482,558               10,673,807                53,586,884
                                    -------------            -------------            --------------
 End of year                          $38,878,300              $23,912,534              $148,368,692
                                    =============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL GROWTH
                                      GLOBAL BOND              AND INCOME
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $401,564                 $156,121
 Net realized gain (loss) on
  security transactions                     27,488                  156,465
 Net realized gain on
  distributions                                 --                   19,599
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,846,754               19,660,490
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,275,806               19,992,675
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               3,842,239                6,876,150
 Net transfers                           9,596,267               13,024,820
 Surrenders for benefit
  payments and fees                     (1,484,524)              (1,917,767)
 Net annuity transactions                       --                     (351)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,953,982               17,982,852
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            14,229,788               37,975,527
NET ASSETS:
 Beginning of year                      19,565,569               37,113,004
                                     -------------            -------------
 End of year                           $33,795,357              $75,088,531
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                  AMERICAN FUNDS          GLOBAL SMALL           AMERICAN FUNDS          AMERICAN FUNDS
                                   GLOBAL GROWTH         CAPITALIZATION              GROWTH              GROWTH-INCOME
                                     HLS FUND               HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,497              $(546,486)            $(2,001,483)                $98,541
 Net realized gain (loss) on
  security transactions                  172,299                (13,476)                382,594                 241,872
 Net realized gain on
  distributions                          304,313                309,254               2,102,143                 707,434
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,747,271             16,571,476              59,967,427              28,688,564
                                   -------------          -------------          --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           7,236,380             16,320,768              60,450,681              29,736,411
                                   -------------          -------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                             4,448,325             10,365,152              44,956,035              26,521,107
 Net transfers                         2,340,578             11,258,576              47,956,362              27,561,672
 Surrenders for benefit
  payments and fees                     (915,882)            (1,380,844)             (7,798,549)             (4,510,523)
 Net annuity transactions                     --                   (765)                 (2,346)                 (2,465)
                                   -------------          -------------          --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,873,021             20,242,119              85,111,502              49,569,791
                                   -------------          -------------          --------------          --------------
 Net increase (decrease) in
  net assets                          13,109,401             36,562,887             145,562,183              79,306,202
NET ASSETS:
 Beginning of year                    13,617,813             16,975,677             102,913,055              60,687,008
                                   -------------          -------------          --------------          --------------
 End of year                         $26,727,214            $53,538,564            $248,475,238            $139,993,210
                                   =============          =============          ==============          ==============


                                   AMERICAN FUNDS         AMERICAN FUNDS
                                   INTERNATIONAL             NEW WORLD          LORD ABBETT
                                      HLS FUND               HLS FUND         ALL VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT (D)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $42,637              $(152,665)             $10
 Net realized gain (loss) on
  security transactions                   364,786                (23,670)              --
 Net realized gain on
  distributions                         1,292,665                290,760               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          41,103,427             13,543,637               31
                                   --------------          -------------          -------
 Net increase (decrease) in
  net assets resulting from
  operations                           42,803,515             13,658,062               41
                                   --------------          -------------          -------
UNIT TRANSACTIONS:
 Purchases                             35,732,324              6,989,363            7,568
 Net transfers                         25,771,777             11,070,974               --
 Surrenders for benefit
  payments and fees                    (4,770,633)            (1,158,303)              --
 Net annuity transactions                  (1,260)                    --               --
                                   --------------          -------------          -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    56,732,208             16,902,034            7,568
                                   --------------          -------------          -------
 Net increase (decrease) in
  net assets                           99,535,723             30,560,096            7,609
NET ASSETS:
 Beginning of year                     66,450,276             20,462,894               --
                                   --------------          -------------          -------
 End of year                         $165,985,999            $51,022,990           $7,609
                                   ==============          =============          =======

(d) From inception August 28, 2009 to December 31, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      LORD ABBETT              LORD ABBETT
                                    AMERICA'S VALUE          BOND-DEBENTURE
                                       PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $229,602               $3,448,982
 Net realized gain (loss) on
  security transactions                     62,517                   46,229
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,454,572                9,838,462
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,746,691               13,333,673
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               2,408,522               11,997,071
 Net transfers                           3,536,654               24,451,281
 Surrenders for benefit
  payments and fees                       (309,911)              (2,431,564)
 Net annuity transactions                      250                       50
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,635,515               34,016,838
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             7,382,206               47,350,511
NET ASSETS:
 Beginning of year                       3,466,201               25,825,763
                                     -------------            -------------
 End of year                           $10,848,407              $73,176,274
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                LORD ABBETT
                                 GROWTH &
                                  INCOME             MFS CORE           MFS GROWTH          MFS GLOBAL
                                 PORTFOLIO         EQUITY SERIES          SERIES           EQUITY SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(35,151)            $11,227           $(652,010)            $90,254
 Net realized gain (loss) on
  security transactions               38,744          (1,986,343)         (2,431,499)           (941,834)
 Net realized gain on
  distributions                           --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,115,002           7,243,386          16,574,050           6,387,695
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,118,595           5,268,270          13,490,541           5,536,115
                               -------------       -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         1,314,646              79,543             629,859             138,201
 Net transfers                     2,334,635            (865,743)          4,336,402            (880,449)
 Surrenders for benefit
  payments and fees                 (486,983)         (2,515,563)         (5,207,601)         (1,931,812)
 Net annuity transactions                 --              (1,243)              4,897              (5,363)
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                3,162,298          (3,303,006)           (236,443)         (2,679,423)
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       5,280,893           1,965,264          13,254,098           2,856,692
NET ASSETS:
 Beginning of year                 7,066,666          20,293,395          41,586,870          21,351,995
                               -------------       -------------       -------------       -------------
 End of year                     $12,347,559         $22,258,659         $54,840,968         $24,208,687
                               =============       =============       =============       =============


                                                         MFS INVESTORS
                                  MFS HIGH                  GROWTH           MFS INVESTORS
                               INCOME SERIES             STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $11,007,952                $(529,237)           $(513,571)
 Net realized gain (loss) on
  security transactions             1,496,577               (2,316,612)          (8,683,666)
 Net realized gain on
  distributions                            --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      56,781,998               19,172,565           84,373,827
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       69,286,527               16,326,716           75,176,590
                               --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          2,241,443                   65,467            2,360,407
 Net transfers                     62,177,804                  271,374            4,115,419
 Surrenders for benefit
  payments and fees               (21,676,783)              (5,532,576)         (34,023,524)
 Net annuity transactions              10,160                   (1,877)             (25,610)
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                42,752,624               (5,197,612)         (27,573,308)
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets                      112,039,151               11,129,104           47,603,282
NET ASSETS:
 Beginning of year                129,967,916               48,168,652          325,835,726
                               --------------            -------------       --------------
 End of year                     $242,007,067              $59,297,756         $373,439,008
                               ==============            =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      MFS MID CAP                MFS NEW
                                     GROWTH SERIES           DISCOVERY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,066,603)              $(3,845,598)
 Net realized gain (loss) on
  security transactions                 (2,051,075)              (11,460,221)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,517,730               111,957,641
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,400,052                96,651,822
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 679,876                 1,506,645
 Net transfers                          11,320,340                  (367,612)
 Surrenders for benefit
  payments and fees                     (7,210,901)              (20,130,143)
 Net annuity transactions                   (3,180)                  (33,883)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,786,135               (19,024,993)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            28,186,187                77,626,829
NET ASSETS:
 Beginning of year                      55,162,219               174,055,576
                                     -------------            --------------
 End of year                           $83,348,406              $251,682,405
                                     =============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS TOTAL             MFS VALUE           MFS RESEARCH             MFS RESEARCH
                                RETURN SERIES             SERIES            BOND SERIES          INTERNATIONAL SERIES
                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $20,150,676          $(1,108,876)          $3,653,454                  $18,068
 Net realized gain (loss) on
  security transactions             (23,422,425)          (2,757,927)             224,531               (1,544,254)
 Net realized gain on
  distributions                              --                   --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       156,330,782           62,582,208           21,018,747               14,869,824
                               ----------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        153,059,033           58,715,405           24,896,732               13,343,638
                               ----------------       --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           17,872,666           22,176,095           11,241,335                  354,225
 Net transfers                        3,704,700           46,779,238          112,521,656               (1,143,378)
 Surrenders for benefit
  payments and fees                (103,152,056)         (22,526,792)         (20,791,809)              (4,618,277)
 Net annuity transactions              (103,636)              89,264              (52,182)                      --
                               ----------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (81,678,326)          46,517,805          102,919,000               (5,407,430)
                               ----------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets                         71,380,707          105,233,210          127,815,732                7,936,208
NET ASSETS:
 Beginning of year                1,036,620,837          244,740,665          126,850,761               49,832,168
                               ----------------       --------------       --------------            -------------
 End of year                     $1,108,001,544         $349,973,875         $254,666,493              $57,768,376
                               ================       ==============       ==============            =============

                                                              BLACKROCK              BLACKROCK
                                    MFS RESEARCH               GLOBAL                LARGE CAP
                                       SERIES             GROWTH V.I. FUND        GROWTH V.I. FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $36,899                 $6,381                $(21,040)
 Net realized gain (loss) on
  security transactions                   (76,631)               (51,455)                (11,120)
 Net realized gain on
  distributions                                --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,615,060                277,784                 267,430
                                    -------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,575,328                232,710                 235,270
                                    -------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 70,733                  3,804                   4,404
 Net transfers                          4,750,699                 64,275                  10,072
 Surrenders for benefit
  payments and fees                    (2,430,812)              (155,965)               (108,855)
 Net annuity transactions                      --                     --                      --
                                    -------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,390,620                (87,886)                (94,379)
                                    -------------            -----------            ------------
 Net increase (decrease) in
  net assets                            9,965,948                144,824                 140,891
NET ASSETS:
 Beginning of year                     24,661,227                746,826               1,080,663
                                    -------------            -----------            ------------
 End of year                          $34,627,175               $891,650              $1,221,554
                                    =============            ===========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    VAN KAMPEN --           VAN KAMPEN --
                                  UIF INTERNATIONAL          UIF MID CAP
                                    GROWTH EQUITY              GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,655)               $(263,988)
 Net realized gain (loss) on
  security transactions                  (96,637)                 529,836
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            211,742                8,516,564
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             111,450                8,782,412
                                     -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                    --                3,608,285
 Net transfers                           (96,040)               3,737,028
 Surrenders for benefit
  payments and fees                       (4,628)                (750,052)
 Net annuity transactions                     --                       82
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (100,668)               6,595,343
                                     -----------            -------------
 Net increase (decrease) in
  net assets                              10,782               15,377,755
NET ASSETS:
 Beginning of year                       398,496               10,078,157
                                     -----------            -------------
 End of year                            $409,278              $25,455,912
                                     ===========            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 VAN KAMPEN --                                 MORGAN STANLEY --       MORGAN STANLEY --
                                   UIF U.S.            MORGAN STANLEY --            CAPITAL                 MID CAP
                                 MID CAP VALUE            FOCUS GROWTH           OPPORTUNITIES               GROWTH
                                   PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(27,500)              $(12,030)                $(47,291)               $(8,804)
 Net realized gain (loss)
  on security transactions             (19,250)               (26,389)                 (45,415)               (22,443)
 Net realized gain on
  distributions                             --                     --                       --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,732,055                406,164                1,465,371                255,985
                                 -------------             ----------             ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    3,685,305                367,745                1,372,665                224,738
                                 -------------             ----------             ------------             ----------
UNIT TRANSACTIONS:
 Purchases                           1,582,758                  7,500                   13,030                     --
 Net transfers                       3,211,777                 74,696                 (282,594)               104,521
 Surrenders for benefit
  payments and fees                   (372,182)               (24,585)                (171,737)               (24,605)
 Net annuity transactions                   --                     --                       --                     --
                                 -------------             ----------             ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             4,422,353                 57,611                 (441,301)                79,916
                                 -------------             ----------             ------------             ----------
 Net increase (decrease)
  in net assets                      8,107,658                425,356                  931,364                304,654
NET ASSETS:
 Beginning of year                   6,480,460                510,578                2,269,513                429,576
                                 -------------             ----------             ------------             ----------
 End of year                       $14,588,118               $935,934               $3,200,877               $734,230
                                 =============             ==========             ============             ==========

                                                      MORGAN STANLEY --
                              MORGAN STANLEY --            DIVIDEND           MORGAN STANLEY --
                               FLEXIBLE INCOME              GROWTH              GLOBAL EQUITY
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (E)
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $38,637                    $463                    $657
 Net realized gain (loss)
  on security transactions            (6,364)                  6,531                (382,413)
 Net realized gain on
  distributions                           --                      --                  14,508
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                79,996                  49,995                 344,877
                                  ----------              ----------             -----------
 Net increase (decrease)
  in net assets resulting
  from operations                    112,269                  56,989                 (22,371)
                                  ----------              ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                --                      --                      --
 Net transfers                        91,495                 (45,183)               (373,144)
 Surrenders for benefit
  payments and fees                  (11,331)                 (2,426)                 (2,416)
 Net annuity transactions                 --                      --                      --
                                  ----------              ----------             -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              80,164                 (47,609)               (375,560)
                                  ----------              ----------             -----------
 Net increase (decrease)
  in net assets                      192,433                   9,380                (397,931)
NET ASSETS:
 Beginning of year                   611,362                 190,469                 397,931
                                  ----------              ----------             -----------
 End of year                        $803,795                $199,849                    $ --
                                  ==========              ==========             ===========

(e)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER
                                     APPRECIATION          GLOBAL SECURITIES
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(36,896)                 $43,261
 Net realized gain (loss) on
  security transactions                   133,463                  222,089
 Net realized gain on
  distributions                                --                  446,423
 Net unrealized appreciation
  (depreciation) of
  investments during the year             782,314                7,542,012
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              878,881                8,253,785
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                406,885                3,057,141
 Net transfers                            755,727                4,099,189
 Surrenders for benefit
  payments and fees                      (115,380)              (1,095,292)
 Net annuity transactions                      91                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,047,323                6,061,038
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            1,926,204               14,314,823
NET ASSETS:
 Beginning of year                      1,057,142               15,754,488
                                     ------------            -------------
 End of year                           $2,983,346              $30,069,311
                                     ============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                    OPPENHEIMER         MAIN STREET             OPPENHEIMER          PUTNAM VT
                                    MAIN STREET          SMALL CAP                 VALUE            DIVERSIFIED
                                      FUND/VA             FUND/VA                 FUND/VA           INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,862)          $(214,705)                $(8,309)          $2,502,988
 Net realized gain (loss) on
  security transactions                   67,913            (123,416)                 27,613              200,615
 Net realized gain on
  distributions                               --                  --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            446,857           7,101,764                 315,766           24,637,592
                                    ------------       -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             509,908           6,763,643                 335,070           27,341,195
                                    ------------       -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                               317,483           5,881,569                 152,910           20,300,003
 Net transfers                           408,187           6,862,134                 248,376           27,010,263
 Surrenders for benefit
  payments and fees                      (62,913)           (869,822)                (23,375)          (3,222,023)
 Net annuity transactions                     --                  --                      --                   --
                                    ------------       -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      662,757          11,873,881                 377,911           44,088,243
                                    ------------       -------------            ------------       --------------
 Net increase (decrease) in
  net assets                           1,172,665          18,637,524                 712,981           71,429,438
NET ASSETS:
 Beginning of year                     1,001,478          10,774,226               1,085,350           30,391,469
                                    ------------       -------------            ------------       --------------
 End of year                          $2,174,143         $29,411,750              $1,798,331         $101,820,907
                                    ============       =============            ============       ==============

                                                             PUTNAM VT
                                     PUTNAM VT             INTERNATIONAL             PUTNAM VT
                                    GLOBAL ASSET             GROWTH AND            INTERNATIONAL
                                  ALLOCATION FUND           INCOME FUND             EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $180,423                $(16,183)               $(18,919)
 Net realized gain (loss) on
  security transactions                  (43,735)                  9,860                  (1,239)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,375,760                 308,767                 305,839
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,512,448                 302,444                 285,681
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,183,983                 128,349                 153,780
 Net transfers                           878,985                 315,037                 393,002
 Surrenders for benefit
  payments and fees                     (166,936)                (21,190)                (20,583)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,896,032                 422,196                 526,199
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           4,408,480                 724,640                 811,880
NET ASSETS:
 Beginning of year                     2,322,036                 674,450                 818,726
                                    ------------            ------------            ------------
 End of year                          $6,730,516              $1,399,090              $1,630,606
                                    ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                      SMALL CAP              PUTNAM VT
                                        VALUE                 VOYAGER
                                     SUB-ACCOUNT          SUB-ACCOUNT (F)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(2,399)                $(1)
 Net realized gain (loss) on
  security transactions                    36,443                  --
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             345,709                  54
                                     ------------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              379,753                  53
                                     ------------             -------
UNIT TRANSACTIONS:
 Purchases                                273,451                  --
 Net transfers                            281,869               4,752
 Surrenders for benefit
  payments and fees                       (16,299)                 --
 Net annuity transactions                      --                  --
                                     ------------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       539,021               4,752
                                     ------------             -------
 Net increase (decrease) in
  net assets                              918,774               4,805
NET ASSETS:
 Beginning of year                        642,194                  --
                                     ------------             -------
 End of year                           $1,560,968              $4,805
                                     ============             =======

(f)  From inception June 30, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT          JENNISON 20/20                                PRUDENTIAL
                                     EQUITY                FOCUS                JENNISON               VALUE
                                   INCOME FUND           PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (F)        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                 $(7,521)              $(1,829)                $(345)
 Net realized gain (loss) on
  security transactions                  --                 (34,587)                 (654)              (22,584)
 Net realized gain on
  distributions                          --                      --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10)                222,841                37,218               105,765
                                      -----              ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (10)                180,733                34,735                82,836
                                      -----              ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               --                     111                    --                    66
 Net transfers                          864                 (30,950)                  111                (9,657)
 Surrenders for benefit
  payments and fees                      --                 (25,956)               (4,821)              (18,076)
 Net annuity transactions                --                      --                    --                    --
                                      -----              ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     864                 (56,795)               (4,710)              (27,667)
                                      -----              ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            854                 123,938                30,025                55,169
NET ASSETS:
 Beginning of year                       --                 380,416                88,007               237,098
                                      -----              ----------            ----------            ----------
 End of year                           $854                $504,354              $118,032              $292,267
                                      =====              ==========            ==========            ==========

                                    VAN KAMPEN --                                    WELLS FARGO
                                     UIF GROWTH             VAN KAMPEN --            ADVANTAGE VT
                                     AND INCOME              UIF COMSTOCK               ASSET
                                      PORTFOLIO               PORTFOLIO            ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $901,689                 $65,494                    $499
 Net realized gain (loss) on
  security transactions                    72,918                 (61,433)                (36,442)
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,178,769                 614,269                 148,590
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,153,376                 618,330                 112,647
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              3,465,715                   3,283                      --
 Net transfers                         13,378,200                (102,019)                (82,939)
 Surrenders for benefit
  payments and fees                    (1,743,136)                (91,129)                (99,653)
 Net annuity transactions                      91                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    15,100,870                (189,865)               (182,592)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           25,254,246                 428,465                 (69,945)
NET ASSETS:
 Beginning of year                     24,622,036               2,482,506               1,116,169
                                    -------------            ------------            ------------
 End of year                          $49,876,282              $2,910,971              $1,046,224
                                    =============            ============            ============

(f)  From inception June 30, 2009 to December 31, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                     TOTAL RETURN                EQUITY
                                       BOND FUND              INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $174,416                  $3,783
 Net realized gain (loss) on
  security transactions                       (903)                (72,195)
 Net realized gain on
  distributions                             27,949                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              408,806                 318,744
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               610,268                 250,332
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  28,764                  15,650
 Net transfers                           1,121,355                  69,790
 Surrenders for benefit
  payments and fees                     (1,245,997)               (139,193)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (95,878)                (53,753)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               514,390                 196,579
NET ASSETS:
 Beginning of year                       6,782,288               1,765,451
                                     -------------            ------------
 End of year                            $7,296,678              $1,962,030
                                     =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 WELLS FARGO            WELLS FARGO           WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                                C&B LARGE CAP          LARGE COMPANY         INTERNATIONAL           LARGE COMPANY
                                  VALUE FUND             CORE FUND             CORE FUND              GROWTH FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(1,232)               $(113)                $21,954                $(30,178)
 Net realized gain (loss)
  on security transactions            (15,396)             (12,769)                (11,350)                (56,556)
 Net realized gain on
  distributions                            --                   --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                358,135               25,415                 180,748                 765,220
                                 ------------            ---------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     341,507               12,533                 191,352                 678,486
                                 ------------            ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             10,630                   --                  16,479                  14,468
 Net transfers                         30,186               (3,892)                106,749                 (97,329)
 Surrenders for benefit
  payments and fees                  (109,677)             (27,316)               (134,334)               (211,153)
 Net annuity transactions                  --                   --                      --                      --
                                 ------------            ---------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (68,861)             (31,208)                (11,106)               (294,014)
                                 ------------            ---------            ------------            ------------
 Net increase (decrease)
  in net assets                       272,646              (18,675)                180,246                 384,472
NET ASSETS:
 Beginning of year                  1,189,172               73,006               1,675,898               1,825,574
                                 ------------            ---------            ------------            ------------
 End of year                       $1,461,818              $54,331              $1,856,144              $2,210,046
                                 ============            =========            ============            ============

                                  WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT             ADVANTAGE VT            WELLS FARGO
                                     MONEY                 SMALL CAP              ADVANTAGE VT
                                  MARKET FUND             GROWTH FUND            DISCOVERY FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(100,261)               $(47,686)               $(20,489)
 Net realized gain (loss)
  on security transactions                  --                   7,765                    (932)
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                      --               1,105,419                 375,240
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     (100,261)              1,065,498                 353,819
                                 -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                  14,571                   6,544
 Net transfers                         906,919                (123,249)                 26,173
 Surrenders for benefit
  payments and fees                 (2,446,427)               (178,768)                (49,670)
 Net annuity transactions                   --                      --                      --
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,539,508)               (287,446)                (16,953)
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets                     (1,639,769)                778,052                 336,866
NET ASSETS:
 Beginning of year                   5,982,192               2,271,934                 935,355
                                 -------------            ------------            ------------
 End of year                        $4,342,423              $3,049,986              $1,272,221
                                 =============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO
                                    SMALL/MID CAP          ADVANTAGE VT
                                     VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,802)              $(2,344)
 Net realized gain (loss) on
  security transactions                 (234,465)               (9,968)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            443,100                58,528
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             205,833                46,216
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 3,390                    --
 Net transfers                          (184,290)              (15,099)
 Surrenders for benefit
  payments and fees                      (26,965)                 (527)
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (207,865)              (15,626)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                              (2,032)               30,590
NET ASSETS:
 Beginning of year                       568,514               117,257
                                     -----------            ----------
 End of year                            $566,482              $147,847
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Basic Value Fund (formerly AIM V.I. Basic Value Fund), Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation Fund), Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V.I. Government Securities Fund (formerly AIM V.I. Government Securities Fund), Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund), Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund), Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund), Invesco V.I. Large Cap Growth Fund (formerly AIM V.I. Large Cap Growth Fund), Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund), Invesco V.I. Global Multi-Asset Fund (formerly AIM V.I. PowerShares ETF Allocation Fund), American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund (merged with Wells Fargo Advantage VT Large Company Growth
    Fund), Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, *Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund), Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS
    Fund)(merged with Hartford Equity Income HLS Fund), American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Lord Abbett Fundamental Equity Portfolio (formerly Lord Abbett All Value Portfolio), Lord Abbett Capital Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Portfolio, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Opportunities V.I. Fund (formerly BlackRock Global Growth V.I. Fund), BlackRock Large Cap Growth V.I. Fund, Invesco Van Kampen V. I. International Growth Equity (formerly Van Kampen -- UIF International Growth Equity Portfolio), UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF

-------------------------------------------------------------------------------

    Mid Cap Growth Portfolio), Invesco Van Kampen V. I. Mid Cap Value Fund (formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio), Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Invesco V.I. Select Dimensions Dividend Growth Portfolio (formerly Morgan Stanley -- Dividend Growth Portfolio), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund (formerly Putnam VT International Growth and Income Fund), Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value, Putnam VT Voyager, Putnam VT Equity Income Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Invesco Van Kampen V. I. Growth and Income Fund (formerly Van Kampen LIT Growth and Income Portfolio), Invesco Van Kampen V. I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio), Wells Fargo Advantage VT Index Asset Allocation Fund (formerly Wells Fargo Advantage VT Asset Allocation Fund), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (merged with Wells Fargo Advantage VT Equity Income Fund) (merged with Wells Fargo Advantage VT C&B Large Cap Value Fund), Wells Fargo Advantage VT International Equity Fund (formerly Wells Fargo Advantage VT International Core Fund), *Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund (formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund), Wells Fargo Advantage VT Opportunity Fund, and Wells Fargo Advantage VT Core Equity Fund (merged with Wells Fargo Advantage VT Large Company Core Fund). The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

* These funds were liquidated during 2010, as a result, they are not presented in the statements of assets and liabilities.

    During 2009 the following Sub-Account was liquidated: Morgan Stanley -- Global Equity Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       (h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These changes are reflected in the accompanying statement of operations.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.20% of the Sub-Account's average daily net assets for these services. These changes are reflected in the accompanying statement of operations.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. These expenses are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment. There were no distribution charges for the year ended December 31, 2010.

       f) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are either included in the mortality and expense risk charges in the accompanying statement of operations or are deducted through a surrender of units and are included in the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $8,652,092      $4,796,795
AllianceBernstein VPS International Value
 Portfolio                                             8,330,495       6,870,879
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                            18,304,658       8,828,524
AllianceBernstein VPS Value Portfolio                    134,563         202,128
AllianceBernstein VPS International Growth
 Portfolio                                             1,199,300       2,178,330
Invesco V.I. Basic Value Fund*                        13,636,510      55,307,301
Invesco V.I. Capital Appreciation Fund*                5,119,908      15,318,282
Invesco V.I. Core Equity Fund*                        28,864,097      65,969,519
Invesco V.I. Government Securities Fund*             213,725,502     309,976,461
Invesco V.I. International Growth Fund*               28,565,181      52,374,422
Invesco V.I. Mid Cap Core Equity Fund*                32,580,138      76,392,632
Invesco V.I. Small Cap Equity Fund*                   50,853,251      56,074,423
Invesco V.I. Large Cap Growth Fund*                    3,970,923       8,280,237
Invesco V.I. Capital Development Fund*                 5,804,076       5,771,211
Invesco V.I. Global Multi-Asset Fund *                 6,720,362       4,583,802
American Funds Global Bond Fund                       82,273,659      91,219,523
American Funds Global Growth and Income Fund          48,701,925     102,560,260
American Funds Asset Allocation Fund                  76,412,462     249,464,391
American Funds Blue Chip Income and Growth Fund       49,790,018     158,068,878
American Funds Bond Fund                             172,707,562     291,726,103
American Funds Global Growth Fund                     31,320,284     120,927,254
American Funds Growth Fund                            91,968,991     555,966,186
American Funds Growth-Income Fund                    103,588,383     523,679,650
American Funds International Fund                     64,581,208     177,160,343
American Funds New World Fund                         76,617,985     100,729,630
American Funds Global Small Capitalization Fund       53,973,601     110,803,946
Wells Fargo Advantage VT Omega Growth Fund*            2,044,795       2,465,352
Fidelity VIP Growth Portfolio                          1,009,372       1,950,279
Fidelity VIP Contrafund Portfolio                     11,171,752      12,040,974
Fidelity VIP Mid Cap Portfolio                        17,244,804      15,785,887
Fidelity VIP Value Strategies Portfolio                2,624,083       4,675,596
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                             1,189,854         610,715
Fidelity VIP Strategic Income Portfolio                  417,672          47,938
Franklin Rising Dividends Securities Fund             63,756,613     110,845,916
Franklin Income Securities Fund                      234,593,730     376,617,012
Franklin Large Cap Growth Securities Fund             11,802,966      33,324,535
Franklin Global Real Estate Securities Fund              751,168       1,937,639
Franklin Small-Mid Cap Growth Securities Fund         60,587,924      90,480,705
Franklin Small Cap Value Securities Fund              88,816,299      52,884,301
Franklin Strategic Income Securities Fund            200,292,616     214,129,812
Mutual Shares Securities Fund                         68,778,066     230,645,970
Templeton Developing Markets Securities Fund          60,902,947      83,784,413
Templeton Foreign Securities Fund                     61,738,388     111,147,978
Templeton Global Asset Allocation Fund*                1,031,663       8,890,020
Templeton Growth Securities Fund                      29,134,305     115,565,508
Mutual Global Discovery Securities Fund               53,598,330     111,548,627

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund             $11,909,423     $16,451,958
Franklin Large Cap Value Securities Fund               9,732,817       8,488,284
Templeton Global Bond Securities Fund                 40,197,994      16,263,984
Hartford Advisers HLS Fund                             4,934,836       3,125,702
Hartford Total Return Bond HLS Fund                  197,424,212      84,126,073
Hartford Capital Appreciation HLS Fund               110,437,288      72,907,394
Hartford Dividend and Growth HLS Fund                 85,643,439      30,215,712
Hartford Global Research HLS Fund*                       269,384         194,822
Hartford Global Growth HLS Fund                          505,247         348,838
Hartford Disciplined Equity HLS Fund                  21,994,702       8,803,712
Hartford Growth HLS Fund*                             13,114,652       8,261,523
Hartford Growth Opportunities HLS Fund                31,848,386      17,965,386
Hartford High Yield HLS Fund                          44,024,519      23,937,492
Hartford Index HLS Fund                                  106,583           1,032
Hartford International Opportunities HLS Fund*        11,813,038       9,870,605
Hartford Small/Mid Cap Equity HLS Fund*                3,502,067       3,878,738
Hartford Money Market HLS Fund                       513,436,389     781,782,589
Hartford Small Company HLS Fund                        2,404,014       4,223,629
Hartford SmallCap Growth HLS Fund                      4,462,615       1,724,628
Hartford Stock HLS Fund                                  398,207         691,641
Hartford U.S. Government Securities HLS Fund          36,279,101      31,569,769
Hartford Value HLS Fund*                              19,881,681      18,374,145
American Funds Asset Allocation HLS Fund              10,213,869       6,848,052
American Funds Blue Chip Income and Growth HLS
 Fund                                                  6,209,389       4,430,577
American Funds Bond HLS Fund                          43,654,932      31,182,070
American Funds Global Bond HLS Fund                    7,534,140       8,541,162
American Funds Global Growth and Income HLS
 Fund                                                  8,911,397      13,444,307
American Funds Global Growth HLS Fund                  4,236,704       4,054,345
American Funds Global Small Capitalization HLS
 Fund                                                 11,749,027      13,511,233
American Funds Growth HLS Fund                        31,218,870      30,091,429
American Funds Growth-Income HLS Fund                 16,741,029      17,843,387
American Funds International HLS Fund                 38,736,058      19,723,243
American Funds New world HLS Fund                     13,299,468      10,588,509
Lord Abbett Fundamental Equity Portfolio*                284,892          22,987
Lord Abbett Capital Structure Portfolio*               3,847,252       2,185,438
Lord Abbett Bond-Debenture Portfolio                  19,571,848      18,364,345
Lord Abbett Growth & Income Portfolio                  2,470,871       1,641,179
MFS Core Equity Series                                 1,994,549       5,736,133
MFS Growth Series                                     11,879,034      17,451,263
MFS Global Equity Series                               3,348,452       6,306,976
MFS High Income Series                               110,004,535     103,782,685
MFS Investors Growth Stock Series                      3,325,944      16,784,120
MFS Investors Trust Series                            28,925,320      80,381,444
MFS Mid Cap Growth Series                             32,501,603      31,395,861
MFS New Discovery Series                              44,808,496      92,814,876
MFS Total Return Series                               87,743,961     207,700,324
MFS Value Series                                      56,812,245      62,498,784
MFS Research Bond Series                             160,724,855      93,829,319
MFS Research International Series                      8,026,616      14,911,432

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS Research Series                                   $8,903,694     $12,696,438
BlackRock Global Opportunities V.I. Fund*                 51,207         257,085
BlackRock Large Cap Growth V.I. Fund                      49,132         188,081
Invesco Van Kampen V. I. International Growth
 Equity*                                                 116,073          60,493
UIF Mid Cap Growth Portfolio*                          3,184,410       6,222,371
Invesco Van Kampen V. I. Mid Cap Value Fund*           3,558,108       4,328,151
Morgan Stanley -- Focus Growth Portfolio                 230,388         272,286
Morgan Stanley -- Capital Opportunities
 Portfolio                                               211,434         777,378
Morgan Stanley -- Mid Cap Growth Portfolio                77,315         180,902
Morgan Stanley -- Flexible Income Portfolio              117,482         162,399
Invesco V.I. Select Dimensions Dividend Growth
 Portfolio*                                                7,716          31,665
Oppenheimer Capital Appreciation Fund/VA                 521,919         927,888
Oppenheimer Global Securities Fund/VA                  2,617,245       4,750,949
Oppenheimer Main Street Fund/VA                          654,331         598,651
Oppenheimer Main Street Small Cap Fund/VA              4,242,947       7,098,804
Oppenheimer Value Fund/VA                                197,858         780,686
Putnam VT Diversified Income Fund                     39,005,883      30,858,863
Putnam VT Global Asset Allocation Fund                 1,297,006         968,948
Putnam VT International Value Fund*                      395,523         434,634
Putnam VT International Equity Fund                      503,684         678,863
Putnam VT Investors Fund                                  55,951           9,177
Putnam VT Small Cap Value                                972,104         726,936
Putnam VT Voyager                                        542,695          89,889
Putnam VT Equity Income Fund                             471,943          21,814
Jennison 20/20 Focus Portfolio                            19,314          36,349
Jennison Portfolio                                            16          21,879
Prudential Value Portfolio                                 1,027           5,766
Invesco Van Kampen V. I. Growth and Income
 Fund*                                                 6,560,158       6,959,087
Invesco Van Kampen V. I. Comstock Fund*                   73,903         300,730
Wells Fargo Advantage VT Index Asset Allocation
 Fund*                                                    21,134         118,745
Wells Fargo Advantage VT Total Return Bond Fund        1,798,792       2,537,639
Wells Fargo Advantage VT Intrinsic Value Fund*         2,058,732       2,465,416
Wells Fargo Advantage VT International Equity
 Fund*                                                 1,917,508       2,139,804
Wells Fargo Advantage VT Money Market Fund*              305,415       4,647,838
Wells Fargo Advantage VT Small Cap Growth Fund           464,218         954,902
Wells Fargo Advantage VT Discovery Fund                  607,952         456,315
Wells Fargo Advantage VT Small Cap Value Fund*           160,170         224,691
Wells Fargo Advantage VT Opportunity Fund                214,205          98,974
Wells Fargo Advantage VT Core Equity Fund*                51,276          57,712

*   See parenthetical for this Sub-Account in Note 1.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           852,474        486,903         365,571
AllianceBernstein VPS
 International Value
 Portfolio                         1,146,402        973,530         172,872
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                         1,700,586        858,706         841,880
AllianceBernstein VPS Value
 Portfolio                            13,698         24,237         (10,539)
AllianceBernstein VPS
 International Growth
 Portfolio                           134,907        273,208        (138,301)
Invesco V.I. Basic Value
 Fund*                            12,851,921     52,992,172     (40,140,251)
Invesco V.I. Capital
 Appreciation Fund*                4,267,010     13,875,283      (9,608,273)
Invesco V.I. Core Equity
 Fund*                             2,618,741      5,834,847      (3,216,106)
Invesco V.I. Government
 Securities Fund*                141,223,994    234,636,044     (93,412,050)
Invesco V.I. International
 Growth Fund*                      8,283,856     25,349,906     (17,066,050)
Invesco V.I. Mid Cap Core
 Equity Fund*                     19,533,497     45,628,554     (26,095,057)
Invesco V.I. Small Cap Equity
 Fund*                             4,252,415      4,447,605        (195,190)
Invesco V.I. Large Cap Growth
 Fund*                               380,509        791,125        (410,616)
Invesco V.I. Capital
 Development Fund*                   792,102        762,589          29,513
Invesco V.I. Global
 Multi-Asset Fund *                  512,570        340,755         171,815
American Funds Global Bond
 Fund                              6,215,594      7,273,032      (1,057,438)
American Funds Global Growth
 and Income Fund                   3,850,534     10,137,337      (6,286,803)
American Funds Asset
 Allocation Fund                   4,616,343     19,255,124     (14,638,781)
American Funds Blue Chip
 Income and Growth Fund           39,815,144    154,800,797    (114,985,653)
American Funds Bond Fund          10,361,926     19,717,604      (9,355,678)
American Funds Global Growth
 Fund                              2,027,668      8,601,080      (6,573,412)
American Funds Growth Fund         8,022,561     49,692,619     (41,670,058)
American Funds Growth-Income
 Fund                              6,275,662     42,463,137     (36,187,475)
American Funds International
 Fund                              4,037,537     12,724,640      (8,687,103)
American Funds New World Fund      3,058,932      4,145,085      (1,086,153)
American Funds Global Small
 Capitalization Fund               3,027,515      6,485,539      (3,458,024)
Wells Fargo Advantage VT
 Omega Growth Fund*                  299,785      2,508,014      (2,208,229)
Fidelity VIP Growth Portfolio        123,020        236,907        (113,887)
Fidelity VIP Contrafund
 Portfolio                         1,145,039      1,289,780        (144,741)
Fidelity VIP Mid Cap
 Portfolio                         1,703,672      1,576,382         127,290
Fidelity VIP Value Strategies
 Portfolio                           290,551        520,015        (229,464)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio              133,909         64,042          69,867
Fidelity VIP Strategic Income
 Portfolio                            33,956          3,921          30,035
Franklin Rising Dividends
 Securities Fund                   4,229,110      7,898,404      (3,669,294)
Franklin Income Securities
 Fund                              7,256,052     24,036,452     (16,780,400)
Franklin Large Cap Growth
 Securities Fund                   1,110,455      3,089,171      (1,978,716)
Franklin Global Real Estate
 Securities Fund                      33,693        122,012         (88,319)
Franklin Small-Mid Cap Growth
 Securities Fund                   6,464,302      9,100,858      (2,636,556)
Franklin Small Cap Value
 Securities Fund                  10,186,730      6,294,107       3,892,623
Franklin Strategic Income
 Securities Fund                  10,318,743     12,290,829      (1,972,086)
Mutual Shares Securities Fund      4,685,280     16,266,159     (11,580,879)
Templeton Developing Markets
 Securities Fund                   3,159,460      4,311,353      (1,151,893)
Templeton Foreign Securities
 Fund                              5,075,468      9,232,167      (4,156,699)
Templeton Growth Securities
 Fund                              2,226,988      9,802,857      (7,575,869)
Mutual Global Discovery
 Securities Fund                   2,966,414      5,823,720      (2,857,306)
Franklin Flex Cap Growth
 Securities Fund                   1,165,489      1,573,778        (408,289)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Large Cap Value
 Securities Fund                     987,659        891,823          95,836
Templeton Global Bond
 Securities Fund                   3,221,580      1,272,564       1,949,016
Hartford Advisers HLS Fund           503,856        315,087         188,769
Hartford Total Return Bond
 HLS Fund                         16,272,700      7,539,061       8,733,639
Hartford Capital Appreciation
 HLS Fund                         12,368,080      7,972,397       4,395,683
Hartford Dividend and Growth
 HLS Fund                          8,655,714      3,095,982       5,559,732
Hartford Global Research HLS
 Fund*                                27,569         21,892           5,677
Hartford Global Growth HLS
 Fund                                 53,563         43,829           9,734
Hartford Disciplined Equity
 HLS Fund                          2,492,884        950,906       1,541,978
Hartford Growth HLS Fund*          1,445,829        884,328         561,501
Hartford Growth Opportunities
 HLS Fund                          4,148,624      2,147,438       2,001,186
Hartford High Yield HLS Fund       3,629,459      1,988,233       1,641,226
Hartford Index HLS Fund                8,500             58           8,442
Hartford International
 Opportunities HLS Fund*           1,359,607      1,299,144          60,463
Hartford Small/Mid Cap Equity
 HLS Fund*                           367,737        416,212         (48,475)
Hartford Money Market HLS
 Fund                            369,289,901    582,099,698    (212,809,797)
Hartford Small Company HLS
 Fund                                264,822        461,577        (196,755)
Hartford SmallCap Growth HLS
 Fund                                417,329        165,006         252,323
Hartford Stock HLS Fund               39,235         71,487         (32,252)
Hartford U.S. Government
 Securities HLS Fund               3,424,699      3,106,215         318,484
Hartford Value HLS Fund*           2,113,816      1,922,460         191,356
American Funds Asset
 Allocation HLS Fund                 987,326        710,620         276,706
American Funds Blue Chip
 Income and Growth HLS Fund          591,580        487,236         104,344
American Funds Bond HLS Fund       4,008,610      2,912,930       1,095,680
American Funds Global Bond
 HLS Fund                            684,865        771,921         (87,056)
American Funds Global Growth
 and Income HLS Fund                 861,827      1,568,309        (706,482)
American Funds Global Growth
 HLS Fund                            422,044        413,471           8,573
American Funds Global Small
 Capitalization HLS Fund           1,347,114      1,540,092        (192,978)
American Funds Growth HLS
 Fund                              3,635,338      3,303,595         331,743
American Funds Growth-Income
 HLS Fund                          1,783,974      1,983,631        (199,657)
American Funds International
 HLS Fund                          4,439,999      2,198,828       2,241,171
American Funds New World HLS
 Fund                              1,341,235      1,133,942         207,293
Lord Abbett Fundamental
 Equity Portfolio*                    25,212          1,876          23,336
Lord Abbett Capital Structure
 Portfolio*                          358,441        206,884         151,557
Lord Abbett Bond-Debenture
 Portfolio                         1,347,323      1,543,499        (196,176)
Lord Abbett Growth & Income
 Portfolio                           275,292        172,743         102,549
MFS Core Equity Series               247,663        719,336        (471,673)
MFS Growth Series                  1,616,035      2,310,355        (694,320)
MFS Global Equity Series             240,311        452,684        (212,373)
MFS High Income Series             7,009,540      7,643,633        (634,093)
MFS Investors Growth Stock
 Series                              481,871      2,324,076      (1,842,205)
MFS Investors Trust Series         3,094,154      8,705,443      (5,611,289)
MFS Mid Cap Growth Series          6,880,462      6,452,656         427,806
MFS New Discovery Series           3,855,748      7,679,518      (3,823,770)
MFS Total Return Series            5,236,334     15,203,236      (9,966,902)
MFS Value Series                   4,885,033      4,463,632         421,401
MFS Research Bond Series          13,143,734      7,673,274       5,470,460
MFS Research International
 Series                              632,853      1,213,594        (580,741)
MFS Research Series                  831,318      1,194,567        (363,249)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
BlackRock Global
 Opportunities V.I. Fund*              3,405         19,913         (16,508)
BlackRock Large Cap Growth
 V.I. Fund                             3,918         19,249         (15,331)
Invesco Van Kampen V. I.
 International Growth
 Equity*                              11,530          6,107           5,423
UIF Mid Cap Growth Portfolio*        328,759        598,377        (269,618)
Invesco Van Kampen V. I. Mid
 Cap Value Fund*                     378,510        437,941         (59,431)
Morgan Stanley -- Focus
 Growth Portfolio                     30,372         32,396          (2,024)
Morgan Stanley -- Capital
 Opportunities Portfolio              46,856        153,437        (106,581)
Morgan Stanley -- Mid Cap
 Growth Portfolio                      8,061         17,257          (9,196)
Morgan Stanley -- Flexible
 Income Portfolio                      6,576         13,710          (7,134)
Invesco V.I. Select
 Dimensions Dividend Growth
 Portfolio*                              504          2,843          (2,339)
Oppenheimer Capital
 Appreciation Fund/VA                 57,114         97,682         (40,568)
Oppenheimer Global Securities
 Fund/VA                             245,654        472,971        (227,317)
Oppenheimer Main Street
 Fund/VA                              70,047         65,658           4,389
Oppenheimer Main Street Small
 Cap Fund/VA                         451,296        697,926        (246,630)
Oppenheimer Value Fund/VA             19,969         89,268         (69,299)
Putnam VT Diversified Income
 Fund                              2,090,832      2,587,043        (496,211)
Putnam VT Global Asset
 Allocation Fund                      93,225         92,283             942
Putnam VT International Value
 Fund*                                46,359         57,416         (11,057)
Putnam VT International
 Equity Fund                          60,738         91,128         (30,390)
Putnam VT Investors Fund               4,488            693           3,795
Putnam VT Small Cap Value            105,680         78,600          27,080
Putnam VT Voyager                     40,675          6,697          33,978
Putnam VT Equity Income Fund          38,315          1,685          36,630
Jennison 20/20 Focus
 Portfolio                            15,358         20,414          (5,056)
Jennison Portfolio                        --         23,164         (23,164)
Prudential Value Portfolio                80            472            (392)
Invesco Van Kampen V. I.
 Growth and Income Fund*             740,458        659,629          80,829
Invesco Van Kampen V. I.
 Comstock Fund*                        5,194         19,296         (14,102)
Wells Fargo Advantage VT
 Index Asset Allocation
 Fund*                                 2,632         89,361         (86,729)
Wells Fargo Advantage VT
 Total Return Bond Fund              924,864      1,215,060        (290,196)
Wells Fargo Advantage VT
 Intrinsic Value Fund*             1,944,009      2,295,158        (351,149)
Wells Fargo Advantage VT
 International Equity Fund*          351,853      2,110,654      (1,758,801)
Wells Fargo Advantage VT
 Small Cap Growth Fund               298,361        648,192        (349,831)
Wells Fargo Advantage VT
 Discovery Fund                       44,252         34,316           9,936
Wells Fargo Advantage VT
 Small Cap Value Fund*                13,066         18,096          (5,030)
Wells Fargo Advantage VT
 Opportunity Fund                     18,198          8,530           9,668
Wells Fargo Advantage VT Core
 Equity Fund*                          4,859         63,719         (58,860)

*   See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                         1,978,831        518,537       1,460,294
AllianceBernstein VPS
 International Value
 Portfolio                         3,178,428        697,753       2,480,675
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           596,810        459,202         137,608
AllianceBernstein VPS Value
 Portfolio                            88,230         27,759          60,471
AllianceBernstein VPS
 International Growth
 Portfolio                           544,920        213,671         331,249
AIM V.I. Basic Value Fund         40,221,759     29,187,087      11,034,672
AIM V.I. Capital Appreciation
 Fund                              9,591,750     13,237,758      (3,646,008)
AIM V.I. Core Equity Fund          4,498,376      5,108,951        (610,575)
AIM V.I. Government
 Securities Fund                 165,951,142    392,036,032    (226,084,890)
AIM V.I. International Growth
 Fund                             19,245,624     17,766,600       1,479,024
AIM V.I. Mid Cap Core Equity
 Fund                             23,388,903     37,396,066     (14,007,163)
AIM V.I. Small Cap Equity
 Fund                              3,081,771      3,322,622        (240,851)
AIM V.I. Large Cap Growth
 Fund                              1,328,163      1,747,109        (418,946)
AIM V.I. Capital Development
 Fund                              3,134,187      2,256,390         877,797
AIM V.I. PowerShares ETF
 Allocation Fund                     837,955         50,499         787,456
American Funds Global Bond
 Fund                              7,465,182      6,701,133         764,049
American Funds Global Growth
 and Income Fund                   5,621,147      8,857,775      (3,236,628)
American Funds Asset
 Allocation Fund                   5,236,214     20,471,611     (15,235,397)
American Funds Blue Chip
 Income and Growth Fund           39,648,953    158,442,266    (118,793,313)
American Funds Bond Fund          16,053,977     12,841,724       3,212,253
American Funds Global Growth
 Fund                              4,210,816      9,191,198      (4,980,382)
American Funds Growth Fund        12,925,987     43,344,655     (30,418,668)
American Funds Growth-Income
 Fund                              7,232,521     38,054,002     (30,821,481)
American Funds International
 Fund                              4,696,437     12,844,870      (8,148,433)
American Funds New World Fund      3,748,546      3,884,510        (135,964)
American Funds Global Small
 Capitalization Fund               4,845,640      4,787,961          57,679
Fidelity VIP Growth Portfolio        674,806        517,944         156,862
Fidelity VIP Contrafund
 Portfolio                         3,932,988      1,003,702       2,929,286
Fidelity VIP Mid Cap
 Portfolio                         4,736,639        782,422       3,954,217
Fidelity VIP Value Strategies
 Portfolio                           717,940        353,155         364,785
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               94,964        125,069         (30,105)
Franklin Rising Dividends
 Securities Fund                   2,396,018      8,898,489      (6,502,471)
Franklin Income Securities
 Fund                             16,820,309     21,825,560      (5,005,251)
Franklin Large Cap Growth
 Securities Fund                   1,497,843      3,100,664      (1,602,821)
Franklin Global Real Estate
 Securities Fund                      73,627        222,427        (148,800)
Franklin Small-Mid Cap Growth
 Securities Fund                   6,101,615      6,676,767        (575,152)
Franklin Small Cap Value
 Securities Fund                   4,859,389      6,496,266      (1,636,877)
Franklin Strategic Income
 Securities Fund                  17,711,736      7,907,675       9,804,061
Mutual Shares Securities Fund     10,268,564     15,095,120      (4,826,556)
Templeton Developing Markets
 Securities Fund                   5,334,643      2,483,244       2,851,399
Templeton Foreign Securities
 Fund                              5,496,467     10,587,189      (5,090,722)
Templeton Global Asset
 Allocation Fund                      55,663        184,730        (129,067)
Templeton Growth Securities
 Fund                              4,223,592     10,990,834      (6,767,242)
Mutual Global Discovery
 Securities Fund                   6,115,130      4,728,510       1,386,620
Franklin Flex Cap Growth
 Securities Fund                   1,886,383      1,437,122         449,261
Franklin Large Cap Value
 Securities Fund                   1,429,162      1,328,900         100,262
Templeton Global Bond
 Securities Fund                   5,104,404        551,668       4,552,736

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund           921,033        251,366         669,667
Hartford Total Return Bond
 HLS Fund                         34,255,924      1,086,379      33,169,545
Hartford Capital Appreciation
 HLS Fund                         39,094,966      4,722,585      34,372,381
Hartford Dividend and Growth
 HLS Fund                         24,642,031      1,810,198      22,831,833
Hartford Fundamental Growth
 HLS Fund                            235,624         48,281         187,343
Hartford Global Equity HLS
 Fund                                 42,214          7,258          34,956
Hartford Global Growth HLS
 Fund                                139,417         59,660          79,757
Hartford Disciplined Equity
 HLS Fund                          5,469,965        252,227       5,217,738
Hartford Growth HLS Fund           1,001,601         88,250         913,351
Hartford Growth Opportunities
 HLS Fund                         10,121,569      1,164,418       8,957,151
Hartford High Yield HLS Fund       3,245,288        784,860       2,460,428
Hartford International Growth
 HLS Fund                            319,907         76,126         243,781
Hartford International
 Opportunities HLS Fund            1,265,339        296,597         968,742
Hartford MidCap Growth HLS
 Fund                                995,358        278,758         716,600
Hartford Money Market HLS
 Fund                            362,306,312    948,827,127    (586,520,815)
Hartford Small Company HLS
 Fund                                808,684        202,688         605,996
Hartford SmallCap Growth HLS
 Fund                                284,472        104,235         180,237
Hartford Stock HLS Fund              170,856         48,076         122,780
Hartford U.S. Government
 Securities HLS Fund               4,784,238      3,233,998       1,550,240
Hartford Value HLS Fund              480,167        133,686         346,481
Hartford Value Opportunities
 HLS Fund                            274,222        179,957          94,265
Hartford Equity Income HLS
 Fund                                862,691        117,049         745,642
American Funds Asset
 Allocation HLS Fund               2,047,071        643,083       1,403,988
American Funds Blue Chip
 Income and Growth HLS Fund        1,519,670        332,941       1,186,729
American Funds Bond HLS Fund       9,780,127        756,440       9,023,687
American Funds Global Bond
 HLS Fund                          1,563,558        358,807       1,204,751
American Funds Global Growth
 and Income HLS Fund               3,515,994        670,706       2,845,288
American Funds Global Growth
 HLS Fund                          1,313,995        511,728         802,267
American Funds Global small
 Capitalization HLS Fund           4,087,941        858,025       3,229,916
American Funds Growth HLS
 Fund                             14,902,850      1,846,180      13,056,670
American Funds Growth-Income
 HLS Fund                          8,269,031        995,296       7,273,735
American Funds International
 HLS Fund                          9,861,236      1,505,370       8,355,866
American Funds New world HLS
 Fund                              3,101,171        778,996       2,322,175
Lord Abbett All Value Fund               700             --             700
Lord Abbett America's Value
 Portfolio                           941,692        259,241         682,451
Lord Abbett Bond-Debenture
 Portfolio                         4,067,173        561,092       3,506,081
Lord Abbett Growth & Income
 portfolio                           655,471        164,864         490,607
MFS Core Equity Series               177,291        748,909        (571,618)
MFS Growth Series                  2,092,505      2,383,275        (290,770)
MFS Global Equity Series             281,394        540,307        (258,913)
MFS High Income Series             9,713,215      5,257,851       4,455,364
MFS Investors Growth Stock
 Series                              977,606      1,919,079        (941,473)
MFS Investors Trust Series         3,842,905      7,674,511      (3,831,606)
MFS Mid Cap Growth Series          6,897,337      5,333,472       1,563,865
MFS New Discovery Series           6,257,012      8,805,560      (2,548,548)
MFS Total Return Series            7,585,466     14,229,169      (6,643,703)
MFS Value Series                   9,749,631      3,303,268       6,446,363
MFS Research Bond Series          13,692,833      3,949,237       9,743,596
MFS Research International
 Series                              886,736      1,418,061        (531,325)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS Research Series                1,134,852        856,116         278,736
BlackRock Global Growth V.I.
 Fund                                 24,650         33,960          (9,310)
BlackRock Large Cap Growth
 V.I. Fund                            14,198         28,988         (14,790)
Van Kampen -- UIF
 International Growth Equity
 Portfolio                             4,955         18,967         (14,012)
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  1,894,586        838,822       1,055,764
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                 861,145        213,893         647,252
Morgan Stanley -- Focus
 Growth Portfolio                     26,854         15,776          11,078
Morgan Stanley -- Capital
 Opportunities Portfolio              86,983        217,009        (130,026)
Morgan Stanley -- Mid Cap
 Growth Portfolio                     19,546         13,138           6,408
Morgan Stanley -- Flexible
 Income Portfolio                     12,332          4,090           8,242
Morgan Stanley -- Dividend
 Growth Portfolio                      5,924          9,259          (3,335)
Oppenheimer Capital
 Appreciation Fund/VA                330,828        167,509         163,319
Oppenheimer Global Securities
 Fund/VA                           1,312,340        394,544         917,796
Oppenheimer Main Street
 Fund/VA                             171,476         68,140         103,336
Oppenheimer Main Street Small
 Cap Fund/VA                       1,964,056        374,969       1,589,087
Oppenheimer Value Fund/VA            119,969         79,182          40,787
Putnam VT Diversified Income
 Fund                              6,050,423      1,061,889       4,988,534
Putnam VT Global Asset
 Allocation Fund                     506,689        116,286         390,403
Putnam VT International
 Growth and Income Fund              102,377         30,862          71,515
Putnam VT International
 Equity Fund                         119,036         39,100          79,936
Putnam VT Small Cap Value            169,140         90,590          78,550
Putnam VT Voyager                        375             --             375
Putnam VT Equity Income Fund              71             --              71
Jennison 20/20 Focus
 Portfolio                             4,468         64,037         (59,569)
Jennison Portfolio                       211          5,761          (5,550)
Prudential Value Portfolio             3,332         38,329         (34,997)
Van Kampen -- UIF Growth and
 Income Portfolio                  2,544,974        353,365       2,191,609
Van Kampen -- UIF Comstock
 Portfolio                             8,611         26,029         (17,418)
Wells Fargo Advantage VT
 Asset Allocation Fund                10,297        215,556        (205,259)
Wells Fargo Advantage VT
 Total Return Bond Fund              705,388      1,370,078        (664,690)
Wells Fargo Advantage VT
 Equity Income Fund                  208,482        289,016         (80,534)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                216,991        263,126         (46,135)
Wells Fargo Advantage VT
 Large Company Core Fund                             49,531         (49,531)
Wells Fargo Advantage VT
 International Core Fund             253,932        259,411          (5,479)
Wells Fargo Advantage VT
 Large Company Growth Fund           140,201        543,349        (403,148)
Wells Fargo Advantage VT
 Money Market Fund                 1,856,326      3,370,710      (1,514,384)
Wells Fargo Advantage VT
 Small Cap Growth Fund               195,487        466,824        (271,337)
Wells Fargo Advantage VT
 Discovery Fund                        8,813         10,655          (1,842)
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund              6,103         34,788         (28,685)
Wells Fargo Advantage VT
 Opportunity Fund                        470          2,578          (2,108)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges             19,651    $13.013398          $255,721
    Highest contract charges                4,537     13.657129            61,958
    Remaining contract charges          3,438,932            --        34,031,944
 2009  Lowest contract charges            242,124      9.114205         2,206,770
    Highest contract charges                4,424     12.721089            56,274
    Remaining contract charges          2,851,001            --        25,876,498
 2008  Lowest contract charges            118,324      7.429046           879,041
    Highest contract charges                8,609      7.330877            63,109
    Remaining contract charges          1,510,322            --        11,143,573
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges              1,370     12.965766            17,767
    Highest contract charges                  212     14.066329             2,975
    Remaining contract charges          5,613,387            --        40,047,072
 2009  Lowest contract charges                509      6.886029             3,508
    Highest contract charges                  225     13.862706             3,113
    Remaining contract charges          5,441,363            --        37,572,793
 2008  Lowest contract charges                  2      5.163673                 7
    Highest contract charges                3,121      5.088962            15,885
    Remaining contract charges          2,958,299            --        15,171,835
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges             19,677     16.602960           326,697
    Highest contract charges                    6     18.656812               106
    Remaining contract charges          1,797,326            --        21,283,883
 2009  Lowest contract charges                813     13.181415            10,722
    Highest contract charges                  259     15.157142             3,928
    Remaining contract charges            974,057            --         9,167,968
 2008  Lowest contract charges             15,019      6.725040           101,003
    Highest contract charges                1,297      6.627915             8,598
    Remaining contract charges            821,205            --         5,479,760

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges         0.42%           0.97%            9.75%
    Highest contract charges           2.70%           2.50%            7.36%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.85%           23.40%
    Highest contract charges           2.64%             --            21.14%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%           1.93%          (28.64)%
    Highest contract charges           2.04%           3.40%          (29.40)%
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges         0.03%           2.59%            3.99%
    Highest contract charges           2.75%           2.51%            1.47%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.73%           3.21%           33.36%
    Highest contract charges           2.72%           1.75%           30.72%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (52.18)%
    Highest contract charges           2.08%             --           (52.73)%
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges         0.50%           0.17%           25.96%
    Highest contract charges           2.40%           0.27%           23.16%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.04%             --            31.81%
    Highest contract charges           2.66%             --            38.86%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%             --           (37.77)%
    Highest contract charges           2.09%             --           (38.49)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges             17,355     $8.532977          $148,091
    Highest contract charges                  430     13.306209             5,718
    Remaining contract charges            128,739            --         1,096,740
 2009  Lowest contract charges             16,234      7.723828           125,390
    Highest contract charges                  748      7.500797             5,608
    Remaining contract charges            140,081            --         1,080,307
 2008  Lowest contract charges              8,071      6.435801            51,946
    Highest contract charges                   81      6.363950               513
    Remaining contract charges             88,440            --           565,797
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges                815      8.459877             6,891
    Highest contract charges                1,089     15.918710            17,331
    Remaining contract charges          1,260,562            --        10,560,142
 2009  Lowest contract charges             57,600      7.555373           435,189
    Highest contract charges                1,121     14.530519            16,286
    Remaining contract charges          1,342,046            --        10,127,350
 2008  Lowest contract charges              2,378      5.477105            13,024
    Highest contract charges                1,141      5.397825             6,159
    Remaining contract charges          1,065,999            --         5,798,293
INVESCO V.I. BASIC VALUE FUND+
 2010  Lowest contract charges          1,510,580      1.150245         1,737,538
    Highest contract charges                7,847     15.463136           121,331
    Remaining contract charges         98,969,919            --       105,391,502
 2009  Lowest contract charges          1,859,836      1.080634         2,009,802
    Highest contract charges                  664     14.813450             9,839
    Remaining contract charges        138,768,097            --       139,564,352
 2008  Lowest contract charges          1,787,631      0.736367         1,316,353
    Highest contract charges              429,198      0.665662           285,701
    Remaining contract charges        127,377,096            --        88,450,805
 2007  Lowest contract charges          1,750,617      1.539735         2,695,486
    Highest contract charges              394,205      1.415834           558,128
    Remaining contract charges        156,908,114            --       230,193,431
 2006  Lowest contract charges          1,650,167      1.529265         2,523,543
    Highest contract charges              119,806      1.430310           171,360
    Remaining contract charges        185,338,421            --       272,750,957

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges         0.85%           1.70%           10.48%
    Highest contract charges           2.52%           0.13%            8.45%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           3.17%           20.01%
    Highest contract charges           2.42%           3.54%           18.11%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (39.14)%
    Highest contract charges           1.88%             --           (39.68)%
    Remaining contract charges           --              --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges         0.56%           1.84%           11.77%
    Highest contract charges           2.75%           1.86%            9.55%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           4.39%           38.06%
    Highest contract charges           2.70%             --            35.46%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%             --           (47.70)%
    Highest contract charges           2.06%             --           (48.31)%
    Remaining contract charges           --              --               --
INVESCO V.I. BASIC VALUE FUND+
 2010  Lowest contract charges         0.85%           0.59%            6.44%
    Highest contract charges           2.80%           0.26%            4.39%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.69%           46.75%
    Highest contract charges           0.39%           1.44%           43.92%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.92%          (52.18)%
    Highest contract charges           2.56%           0.96%          (52.98)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.60%            0.69%
    Highest contract charges           2.53%           1.23%           (1.01)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.55%           12.25%
    Highest contract charges           2.55%           0.50%           10.35%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges              1,460     $8.973628           $13,104
    Highest contract charges                2,377     13.631520            32,397
    Remaining contract charges         44,203,325            --        52,707,997
 2009  Lowest contract charges              1,461      7.855750            11,477
    Highest contract charges                1,181     12.151739            14,346
    Remaining contract charges         53,812,794            --        56,078,218
 2008  Lowest contract charges                 99      6.563072               655
    Highest contract charges              183,914      0.819924           150,796
    Remaining contract charges         57,277,430            --        49,790,095
 2007  Lowest contract charges            240,838      1.590673           383,095
    Highest contract charges              166,005      1.462664           242,810
    Remaining contract charges         76,252,144            --       115,420,120
 2006  Lowest contract charges            152,187      1.432186           217,946
    Highest contract charges              166,658      1.339498           223,238
    Remaining contract charges         84,839,131            --       116,918,885
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges              5,153     13.102525            67,523
    Highest contract charges               16,447     13.533453           222,587
    Remaining contract charges         19,187,438            --       220,759,055
 2009  Lowest contract charges              1,415      9.264497            13,111
    Highest contract charges                4,392     12.697518            55,765
    Remaining contract charges         22,419,337            --       239,925,544
 2008  Lowest contract charges                264      7.300601             1,927
    Highest contract charges                8,058      8.328570            67,115
    Remaining contract charges         23,027,397            --       196,163,465
 2007  Lowest contract charges             28,980     12.834710           371,955
    Highest contract charges               12,097     12.230262           147,944
    Remaining contract charges         27,232,610            --       339,039,281
 2006  Lowest contract charges             21,401     11.972479           256,224
    Highest contract charges                4,234     11.604187            49,137
    Remaining contract charges         30,864,871            --       362,262,126
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2010  Lowest contract charges         11,240,405      1.373740        15,441,395
    Highest contract charges                7,383     10.291202            75,977
    Remaining contract charges        549,576,891            --       701,997,837
 2009  Lowest contract charges         12,780,063      1.314467        16,798,971
    Highest contract charges                  953     10.041028             9,572
    Remaining contract charges        641,455,713            --       790,708,614
 2008  Lowest contract charges         16,381,247      1.325847        21,719,028
    Highest contract charges              995,960      1.198564         1,193,722
    Remaining contract charges        862,944,412            --     1,080,813,725
 2007  Lowest contract charges          6,675,375      1.190613         7,947,789
    Highest contract charges              455,288      1.094766           498,434
    Remaining contract charges        682,491,850            --       775,202,269
 2006  Lowest contract charges          1,457,536      1.129202         1,645,852
    Highest contract charges               53,598      1.056100            56,605
    Remaining contract charges        551,803,378            --       599,682,525

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges         0.85%           0.53%           14.23%
    Highest contract charges           1.01%           0.55%           12.30%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.44%           19.70%
    Highest contract charges           0.33%           0.58%           17.85%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.53%             --           (37.46)%
    Highest contract charges           2.56%             --           (43.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            11.07%
    Highest contract charges           2.54%             --             9.20%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.12%            5.40%
    Highest contract charges           2.52%           0.21%            3.62%
    Remaining contract charges           --              --               --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges         0.48%           1.00%            8.70%
    Highest contract charges           2.75%           1.09%            6.58%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.98%           26.90%
    Highest contract charges           2.71%           4.88%           24.82%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%          15.17%          (29.79)%
    Highest contract charges           2.56%           1.65%          (31.90)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.27%            7.20%
    Highest contract charges           2.51%           2.58%            5.40%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.84%           1.02%           15.72%
    Highest contract charges           2.53%           0.83%           13.77%
    Remaining contract charges           --              --               --
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2010  Lowest contract charges         0.85%           4.61%            4.51%
    Highest contract charges           2.80%           7.34%            2.49%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           4.53%           (0.86)%
    Highest contract charges           0.39%           4.91%           (2.77)%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           5.27%           11.36%
    Highest contract charges           2.54%           5.42%            9.48%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           6.62%            5.44%
    Highest contract charges           2.52%           9.25%            3.66%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.86%           9.11%            2.67%
    Highest contract charges           2.57%           3.89%            0.94%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges                    5,741    $13.660318           $78,422
    Highest contract charges                      3,972     15.377007            61,078
    Remaining contract charges               88,797,040            --       220,154,002
 2009  Lowest contract charges                      812     12.155095             9,871
    Highest contract charges                        144     14.004381             2,021
    Remaining contract charges              105,871,847            --       224,320,924
 2008  Lowest contract charges                        1      6.439210                 8
    Highest contract charges                    158,719      1.289787           204,714
    Remaining contract charges              104,235,059            --       153,561,756
 2007  Lowest contract charges                1,388,135      2.413489         3,350,249
    Highest contract charges                     78,264      2.219333           173,693
    Remaining contract charges               96,217,812            --       222,238,108
 2006  Lowest contract charges                  287,193      2.121749           609,349
    Highest contract charges                      8,560      1.984479            16,988
    Remaining contract charges               49,747,329            --       101,724,383
INVESCO V.I. MID CAP CORE EQUITY FUND+
 2010  Lowest contract charges                    2,840     13.714290            38,944
    Highest contract charges                      5,989     14.393534            86,208
    Remaining contract charges              150,126,252            --       264,055,785
 2009  Lowest contract charges                8,115,436      1.668104        13,537,392
    Highest contract charges                      2,858     12.978635            37,095
    Remaining contract charges              168,111,844            --       262,299,148
 2008  Lowest contract charges                8,072,019      1.291991        10,428,975
    Highest contract charges                    185,708      1.167979           216,904
    Remaining contract charges              181,979,574            --       222,068,791
 2007  Lowest contract charges                5,725,501      1.822898        10,437,004
    Highest contract charges                    239,053      1.676212           400,704
    Remaining contract charges              218,893,496            --       380,535,402
 2006  Lowest contract charges                1,809,505      1.678202         3,036,714
    Highest contract charges                     92,894      1.569599           145,807
    Remaining contract charges              231,072,258            --       373,319,415
INVESCO V.I. SMALL CAP EQUITY FUND+
 2010  Lowest contract charges                    1,912     14.878357            28,444
    Highest contract charges                        727     15.407794            11,203
    Remaining contract charges               10,231,030            --       147,374,070
 2009  Lowest contract charges                      627     11.627684             7,294
    Highest contract charges                        768     12.333851             9,476
    Remaining contract charges               10,427,464            --       120,677,189
 2008  Lowest contract charges                      998      7.574625             7,560
    Highest contract charges                     21,407      9.512314           203,626
    Remaining contract charges               10,647,305            --       104,245,716
 2007  Lowest contract charges                   29,940     15.150787           453,609
    Highest contract charges                     17,619     14.206294           250,300
    Remaining contract charges                7,556,369            --       110,481,110
 2006  Lowest contract charges                   17,931     14.526546           260,478
    Highest contract charges                     11,508     13.854438           159,432
    Remaining contract charges                4,981,707            --        70,408,605

                                                             INVESTMENT
                                            EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**            RETURN***
--------------------------------------  ------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges                0.19%              1.71%              12.27%
    Highest contract charges                  2.75%              3.51%               9.80%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.10%              2.12%              21.55%
    Highest contract charges                  2.72%              2.08%              31.58%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.68%             (37.60)%
    Highest contract charges                  2.55%              0.62%             (41.88)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.68%              13.75%
    Highest contract charges                  2.51%              1.21%              11.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.77%              27.15%
    Highest contract charges                  2.55%              1.02%              25.01%
    Remaining contract charges                  --                 --                  --
INVESCO V.I. MID CAP CORE EQUITY FUND+
 2010  Lowest contract charges                0.46%              0.35%              13.21%
    Highest contract charges                  0.94%              0.03%              10.96%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.85%              1.38%              29.11%
    Highest contract charges                  0.22%              1.00%              26.68%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              1.74%             (29.12)%
    Highest contract charges                  2.56%              1.30%             (30.32)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.33%               8.62%
    Highest contract charges                  2.53%              0.38%               6.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.71%              10.30%
    Highest contract charges                  2.54%              1.97%               8.44%
    Remaining contract charges                  --                 --                  --
INVESCO V.I. SMALL CAP EQUITY FUND+
 2010  Lowest contract charges                0.19%                --               27.83%
    Highest contract charges                  1.47%                --               24.99%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.10%              0.23%              16.28%
    Highest contract charges                  0.44%              0.08%              18.00%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.69%                --              (29.50)%
    Highest contract charges                  2.55%                --              (33.04)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              0.05%               4.30%
    Highest contract charges                  2.54%              0.05%               2.54%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --               16.45%
    Highest contract charges                  2.53%                --               14.48%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND+
 2010  Lowest contract charges                   30,976    $11.800925          $365,545
    Highest contract charges                      1,857     14.467551            26,872
    Remaining contract charges                2,878,828            --        31,929,400
 2009  Lowest contract charges                   29,540     10.150306           299,839
    Highest contract charges                      1,702     12.688918            21,593
    Remaining contract charges                3,291,035            --        31,710,379
 2008  Lowest contract charges                   30,377      8.125049           246,806
    Highest contract charges                     20,836      7.611709           158,601
    Remaining contract charges                3,690,010            --        28,742,332
 2007  Lowest contract charges                   35,007     13.278265           464,831
    Highest contract charges                     27,813     12.652975           351,920
    Remaining contract charges                4,590,027            --        59,046,551
 2006  Lowest contract charges                   16,181     11.580025           187,402
    Highest contract charges                     11,533     11.223754           129,438
    Remaining contract charges                4,538,289            --        51,346,704
INVESCO V.I. CAPITAL DEVELOPMENT FUND+
 2010  Lowest contract charges                   13,368      8.560390           114,432
    Highest contract charges                      2,885     16.274216            46,949
    Remaining contract charges                1,193,350            --        10,082,970
 2009  Lowest contract charges                    8,548      7.268517            62,135
    Highest contract charges                      3,130     14.112360            44,169
    Remaining contract charges                1,168,412            --         8,471,249
 2008  Lowest contract charges                       43      5.148920               222
    Highest contract charges                     14,798      5.041036            74,595
    Remaining contract charges                  287,452            --         1,528,348
 2007  Lowest contract charges                       33      9.802841               325
    Highest contract charges                      4,650      9.765867            45,409
    Remaining contract charges                    2,676            --            26,159
INVESCO V.I. GLOBAL MULTI-ASSET FUND+
 2010  Lowest contract charges                   19,497     12.911383           251,729
    Highest contract charges                      1,166     14.155134            16,511
    Remaining contract charges                  962,725            --        13,765,322
 2009  Lowest contract charges                      387     13.160848             5,089
    Highest contract charges                      1,098     13.053283            14,329
    Remaining contract charges                  810,088            --        10,561,910
 2008  Lowest contract charges                    1,299     10.593895            13,760
    Highest contract charges                      3,632     10.571774            38,394
    Remaining contract charges                   19,186            --           203,012

                                                             INVESTMENT
                                            EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**            RETURN***
--------------------------------------  ------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND+
 2010  Lowest contract charges                0.85%              0.50%              16.26%
    Highest contract charges                  2.80%              0.49%              14.02%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.85%              0.36%              24.93%
    Highest contract charges                  2.77%              0.88%              22.52%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              0.01%             (38.81)%
    Highest contract charges                  2.56%              0.01%             (39.84)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.05%              14.67%
    Highest contract charges                  2.53%              0.06%              12.73%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.29%               7.13%
    Highest contract charges                  2.51%              0.92%               5.33%
    Remaining contract charges                  --                 --                  --
INVESCO V.I. CAPITAL DEVELOPMENT FUND+
 2010  Lowest contract charges                0.85%                --               17.77%
    Highest contract charges                  2.70%                --               15.32%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.84%                --               41.17%
    Highest contract charges                  2.68%                --               38.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.98%                --              (47.48)%
    Highest contract charges                  2.49%                --              (48.34)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.54%
    Highest contract charges                  0.61%                --                2.35%
    Remaining contract charges                  --                 --                  --
INVESCO V.I. GLOBAL MULTI-ASSET FUND+
 2010  Lowest contract charges                0.48%              0.51%              10.91%
    Highest contract charges                  2.73%              0.43%               8.44%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.75%              1.50%              24.21%
    Highest contract charges                  2.72%              4.46%              21.73%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.13%                --                4.77%
    Highest contract charges                  0.34%              3.19%               4.58%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges              6,432    $11.142028           $71,663
    Highest contract charges                3,963     11.656969            46,193
    Remaining contract charges         23,987,626            --       297,719,090
 2009  Lowest contract charges          1,910,299     12.351206        23,594,497
    Highest contract charges                3,206     11.391928            36,523
    Remaining contract charges         23,141,954            --       277,024,003
 2008  Lowest contract charges          1,827,767     11.355894        20,755,918
    Highest contract charges               18,070     10.931491           197,537
    Remaining contract charges         22,445,573            --       249,453,515
 2007  Lowest contract charges            606,229     11.067360         6,709,350
    Highest contract charges                1,798     10.836338            19,485
    Remaining contract charges          7,052,304            --        77,121,560
 2006  Lowest contract charges             15,186     10.218971           155,184
    Highest contract charges                1,567     10.178409            15,952
    Remaining contract charges            771,269            --         7,863,526
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2010  Lowest contract charges             27,581     13.990010           385,859
    Highest contract charges               10,839     15.599767           169,089
    Remaining contract charges         52,211,215            --       553,010,571
 2009  Lowest contract charges          9,640,482      9.896204        95,404,179
    Highest contract charges                   59     14.344043               852
    Remaining contract charges         48,895,897            --       467,970,565
 2008  Lowest contract charges          9,970,039      7.143265        71,218,633
    Highest contract charges               27,718      6.817920           188,976
    Remaining contract charges         51,775,309            --       360,854,467
 2007  Lowest contract charges          6,273,176     12.245550        76,818,487
    Highest contract charges                6,427     11.888755            76,405
    Remaining contract charges         42,969,011            --       517,939,071
 2006  Lowest contract charges          1,477,347     10.961310        16,193,660
    Highest contract charges              334,964     10.828350         3,627,102
    Remaining contract charges         17,424,702            --       189,692,748

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges         0.43%           6.43%            4.55%
    Highest contract charges           2.80%           3.34%            2.33%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.52%            8.77%
    Highest contract charges           0.29%           1.07%            7.03%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           5.81%            2.61%
    Highest contract charges           2.54%           6.12%            0.88%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           6.87%            8.30%
    Highest contract charges           2.50%          20.18%            6.48%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.21%           1.34%            1.86%
    Highest contract charges           0.58%           2.08%            1.61%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2010  Lowest contract charges         0.43%           3.98%           11.06%
    Highest contract charges           2.75%           3.29%            8.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           2.45%           38.54%
    Highest contract charges           2.55%           4.54%           35.93%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           2.41%          (41.67)%
    Highest contract charges           2.55%           2.41%          (42.65)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           2.65%           11.72%
    Highest contract charges           2.53%           3.47%            9.83%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.63%           1.42%            9.68%
    Highest contract charges           1.85%           1.13%            8.48%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges              7,672    $13.072647          $100,290
    Highest contract charges                6,403     13.551269            86,763
    Remaining contract charges         95,468,584            --     1,263,523,466
 2009  Lowest contract charges              2,999     13.181732            39,533
    Highest contract charges               12,103     12.386762           149,913
    Remaining contract charges        110,106,338            --     1,315,641,470
 2008  Lowest contract charges              1,646     10.837267            17,838
    Highest contract charges               62,877      9.236588           580,771
    Remaining contract charges        125,292,314            --     1,227,024,593
 2007  Lowest contract charges              1,645     15.459201            25,446
    Highest contract charges               63,959     13.442506           859,763
    Remaining contract charges        141,981,312            --     2,001,549,029
 2006  Lowest contract charges              9,934     14.588461           144,909
    Highest contract charges               38,048     12.941607           492,406
    Remaining contract charges        140,345,702            --     1,884,288,119
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges             42,046     13.827471           581,390
    Highest contract charges                7,944     14.076226           111,818
    Remaining contract charges        737,096,722            --       766,979,635
 2009  Lowest contract charges              9,170      1.027151             9,419
    Highest contract charges                3,468     12.887096            44,689
    Remaining contract charges        852,119,727            --       802,094,134
 2008  Lowest contract charges             10,381      0.817424             8,485
    Highest contract charges            1,152,085      0.708958           816,780
    Remaining contract charges        969,763,212            --       725,433,797
 2007  Lowest contract charges             10,381      1.294501            13,438
    Highest contract charges            1,056,985      1.145462         1,210,736
    Remaining contract charges      1,110,053,037            --     1,329,579,610
 2006  Lowest contract charges             10,380      1.275794            13,244
    Highest contract charges              748,207      1.151721           861,725
    Remaining contract charges      1,160,266,131            --     1,384,897,736

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges         0.41%           4.11%           11.78%
    Highest contract charges           2.80%           1.65%            9.40%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           3.14%           23.12%
    Highest contract charges           2.78%           7.23%           20.56%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           2.61%          (29.90)%
    Highest contract charges           2.55%           2.46%          (31.29)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           0.94%            5.97%
    Highest contract charges           2.53%           2.83%            3.87%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           2.19%           14.03%
    Highest contract charges           2.54%           3.44%           11.77%
    Remaining contract charges           --              --               --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges         0.41%           2.97%           11.60%
    Highest contract charges           2.80%           3.42%            9.23%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           2.16%           27.08%
    Highest contract charges           2.77%           6.46%           24.44%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           2.09%          (36.85)%
    Highest contract charges           2.55%           2.00%          (38.11)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.52%            1.47%
    Highest contract charges           2.54%           2.77%           (0.54)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.24%           16.77%
    Highest contract charges           2.54%           1.00%           14.46%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges            113,942    $11.201828        $1,276,361
    Highest contract charges               10,985     11.728856           128,845
    Remaining contract charges         79,301,971            --     1,131,533,100
 2009  Lowest contract charges              1,963     14.955291            29,352
    Highest contract charges                6,145     11.331571            69,631
    Remaining contract charges         88,774,468            --     1,210,073,849
 2008  Lowest contract charges              1,963     13.354404            26,210
    Highest contract charges              123,833     11.336185         1,403,798
    Remaining contract charges         85,444,527            --     1,050,899,252
 2007  Lowest contract charges              1,962     14.812776            29,072
    Highest contract charges               90,503     12.828250         1,160,991
    Remaining contract charges         90,331,752            --     1,241,720,539
 2006  Lowest contract charges              4,104     14.414680            59,159
    Highest contract charges               58,187     12.735633           741,051
    Remaining contract charges         81,315,193            --     1,098,503,472
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges              5,747     13.811815            79,381
    Highest contract charges                1,608     15.949598            25,654
    Remaining contract charges         35,461,349            --       520,970,896
 2009  Lowest contract charges                662     14.414604             9,544
    Highest contract charges                4,073     14.678047            59,786
    Remaining contract charges         42,037,381            --       564,372,962
 2008  Lowest contract charges                662     10.185296             6,744
    Highest contract charges               27,500      7.177236           197,374
    Remaining contract charges         46,994,336            --       450,911,787
 2007  Lowest contract charges                662     16.622894            11,005
    Highest contract charges               28,340     11.950746           338,680
    Remaining contract charges         53,002,454            --       839,575,309
 2006  Lowest contract charges                661     14.553542             9,636
    Highest contract charges                2,678     10.674307            28,584
    Remaining contract charges         51,250,515            --       719,382,855
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges             26,599     14.507099           385,871
    Highest contract charges               14,883     16.150261           240,359
    Remaining contract charges        236,762,061            --     2,781,955,700
 2009  Lowest contract charges              2,168     10.036055            21,757
    Highest contract charges                8,590     13.994219           120,214
    Remaining contract charges        278,462,843            --     2,810,145,000
 2008  Lowest contract charges              3,371      7.238556            24,401
    Highest contract charges              335,051      5.694785         1,908,043
    Remaining contract charges        308,553,847            --     2,275,010,322
 2007  Lowest contract charges              3,371     12.990526            43,792
    Highest contract charges              289,804     10.427125         3,021,825
    Remaining contract charges        337,097,888            --     4,511,529,567
 2006  Lowest contract charges              3,371     11.626464            39,192
    Highest contract charges              185,668      9.520749         1,767,698
    Remaining contract charges        333,506,534            --     4,029,775,608

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges         0.41%           5.14%            5.76%
    Highest contract charges           2.80%           4.16%            3.51%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           3.20%           11.99%
    Highest contract charges           2.79%          10.69%            9.50%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           5.66%           (9.85)%
    Highest contract charges           2.55%           5.59%          (11.63)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           6.62%            2.76%
    Highest contract charges           2.54%           8.48%            0.73%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           3.05%            6.40%
    Highest contract charges           2.55%           3.26%            4.29%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges         0.40%           1.98%           11.02%
    Highest contract charges           2.80%           1.02%            8.66%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           1.46%           41.52%
    Highest contract charges           2.72%           2.00%           35.92%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           1.85%          (38.73)%
    Highest contract charges           2.55%           1.68%          (39.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.70%           14.22%
    Highest contract charges           2.48%           4.76%           11.96%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.21%           19.77%
    Highest contract charges           2.55%           0.92%           17.40%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges         0.42%           1.22%           17.91%
    Highest contract charges           2.80%           0.94%           15.41%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           0.59%           38.65%
    Highest contract charges           2.73%           1.12%           32.07%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           0.83%          (44.28)%
    Highest contract charges           2.55%           0.80%          (45.39)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           0.79%           11.73%
    Highest contract charges           2.54%           0.99%            9.52%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           0.50%            9.61%
    Highest contract charges           2.54%           1.12%            7.44%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges             19,640    $13.422867          $263,622
    Highest contract charges               21,500     14.196547           305,232
    Remaining contract charges        214,327,827            --     2,697,631,334
 2009  Lowest contract charges              2,370     12.679438            30,056
    Highest contract charges               13,051     13.102236           170,992
    Remaining contract charges        250,541,021            --     2,873,026,462
 2008  Lowest contract charges              3,660      9.714458            35,550
    Highest contract charges              267,518      8.412561         2,250,514
    Remaining contract charges        281,106,745            --     2,495,233,367
 2007  Lowest contract charges              3,659     15.716464            57,513
    Highest contract charges              220,553     13.885894         3,062,571
    Remaining contract charges        310,932,495            --     4,503,647,602
 2006  Lowest contract charges              7,603     15.044453           114,382
    Highest contract charges               97,795     13.560686         1,326,171
    Remaining contract charges        308,732,232            --     4,312,874,045
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges             33,444     13.190771           441,151
    Highest contract charges               11,254     15.605553           175,628
    Remaining contract charges         57,957,660            --       816,115,977
 2009  Lowest contract charges              1,572     14.527484            22,835
    Highest contract charges                2,184     14.965713            32,685
    Remaining contract charges         66,685,705            --       892,910,898
 2008  Lowest contract charges              1,572     10.209922            16,047
    Highest contract charges               84,339      7.140203           602,197
    Remaining contract charges         74,751,983            --       712,255,476
 2007  Lowest contract charges              1,573     17.738385            27,882
    Highest contract charges               50,789     12.656410           642,813
    Remaining contract charges         82,701,367            --     1,384,143,255
 2006  Lowest contract charges              2,147     14.860722            31,912
    Highest contract charges               31,531     10.817275           341,074
    Remaining contract charges         80,029,572            --     1,136,998,955

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges         0.42%           2.30%           10.71%
    Highest contract charges           2.80%           2.04%            8.35%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           1.39%           30.52%
    Highest contract charges           2.73%           3.76%           24.90%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           1.76%          (38.19)%
    Highest contract charges           2.55%           1.71%          (39.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           1.10%            4.47%
    Highest contract charges           2.53%           2.35%            2.40%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.16%           14.57%
    Highest contract charges           2.55%           1.85%           12.30%
    Remaining contract charges           --              --               --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges         0.42%           2.96%            6.54%
    Highest contract charges           2.80%           4.35%            4.28%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.55%           1.58%           42.29%
    Highest contract charges           2.72%           3.34%           37.18%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           1.97%          (42.44)%
    Highest contract charges           2.55%           2.09%          (43.58)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           1.41%           19.36%
    Highest contract charges           2.54%           2.07%           17.00%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.22%           18.33%
    Highest contract charges           2.56%           3.88%           15.98%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges              7,663    $14.561933          $111,581
    Highest contract charges               17,322     17.504054           303,207
    Remaining contract charges         17,220,314            --       457,034,864
 2009  Lowest contract charges              1,240     25.730818            31,913
    Highest contract charges               11,993     15.263363           183,058
    Remaining contract charges         18,318,219            --       420,586,815
 2008  Lowest contract charges              1,231     17.525901            21,584
    Highest contract charges                3,919     14.217246            55,712
    Remaining contract charges         18,462,266            --       288,663,741
 2007  Lowest contract charges              1,231     30.581586            37,661
    Highest contract charges                5,729     25.310667           145,011
    Remaining contract charges         20,318,733            --       560,291,590
 2006  Lowest contract charges              2,641     23.258443            61,441
    Highest contract charges                  867     19.638252            17,028
    Remaining contract charges         17,176,235            --       364,026,955
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges              3,078     15.393902            47,387
    Highest contract charges                3,009     19.761879            59,459
    Remaining contract charges         21,658,651            --       404,494,577
 2009  Lowest contract charges          1,240,071     17.875929        22,167,428
    Highest contract charges                2,696     16.601381            44,760
    Remaining contract charges         23,879,995            --       370,051,820
 2008  Lowest contract charges          1,211,357     11.177252        13,539,641
    Highest contract charges               30,599      7.836227           239,781
    Remaining contract charges         23,823,127            --       232,978,036
 2007  Lowest contract charges            805,280     24.253651        19,530,981
    Highest contract charges               15,547     17.296552           268,916
    Remaining contract charges         29,235,363            --       628,184,794
 2006  Lowest contract charges            383,602     20.144150         7,727,336
    Highest contract charges                2,742     14.612053            40,060
    Remaining contract charges         27,984,064            --       505,443,276
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges             19,855     12.612644           250,423
    Highest contract charges                3,343     12.547037            41,943
    Remaining contract charges            138,988            --         1,747,952
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges              1,848      9.164587            16,937
    Highest contract charges                1,345     15.124416            20,345
    Remaining contract charges            443,575            --         4,017,165
 2009  Lowest contract charges              1,908      7.462172            14,239
    Highest contract charges                1,245     12.544552            15,619
    Remaining contract charges            557,502            --         4,111,184
 2008  Lowest contract charges              2,456      5.886127            14,454
    Highest contract charges                1,106      5.800294             6,414
    Remaining contract charges            400,231            --         2,337,520

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges         0.43%           4.69%           17.11%
    Highest contract charges           2.75%           1.59%           14.68%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           1.55%           48.61%
    Highest contract charges           2.72%           2.77%           45.60%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           1.52%          (42.69)%
    Highest contract charges           2.57%           1.32%          (43.83)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.60%           31.49%
    Highest contract charges           2.50%           3.71%           28.89%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.54%           31.87%
    Highest contract charges           2.55%           1.55%           29.26%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges         0.39%           1.47%           21.62%
    Highest contract charges           2.80%           2.09%           19.04%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.28%           59.93%
    Highest contract charges           2.73%           0.70%           54.15%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%             --           (53.92)%
    Highest contract charges           2.56%             --           (54.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           3.18%           20.40%
    Highest contract charges           2.51%           4.16%           18.37%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.45%           23.00%
    Highest contract charges           2.56%           0.43%           20.93%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges         0.61%             --            26.13%
    Highest contract charges           1.14%             --            25.47%
    Remaining contract charges           --              --               --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges         0.85%           0.03%           22.81%
    Highest contract charges           2.70%           0.03%           20.57%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.17%           26.88%
    Highest contract charges           2.67%           0.69%           24.56%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%           0.87%          (43.10)%
    Highest contract charges           2.03%           2.52%          (43.76)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2010  Lowest contract charges              1,227    $14.515135           $17,803
    Highest contract charges                6,360     15.308626            97,363
    Remaining contract charges          9,459,550            --        93,645,495
 2009  Lowest contract charges                212     12.438700             2,634
    Highest contract charges                6,062     13.457210            81,580
    Remaining contract charges          9,605,604            --        82,043,773
 2008  Lowest contract charges             20,429      6.384129           130,423
    Highest contract charges                3,637      6.291088            22,879
    Remaining contract charges          6,658,526            --        42,225,443
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges              2,578     15.639395            40,313
    Highest contract charges                1,914     17.845997            34,148
    Remaining contract charges          8,263,760            --        94,531,471
 2009  Lowest contract charges              1,458     12.188298            17,766
    Highest contract charges                1,761     14.266791            25,130
    Remaining contract charges          8,137,743            --        72,829,784
 2008  Lowest contract charges              4,770      6.466418            30,843
    Highest contract charges                4,995      6.372199            31,832
    Remaining contract charges          4,176,980            --        26,818,505
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges             18,116     10.478206           189,828
    Highest contract charges                7,875     20.200241           159,071
    Remaining contract charges            531,032            --         5,530,967
 2009  Lowest contract charges             12,239      8.364557           102,374
    Highest contract charges                9,224     16.426200           151,509
    Remaining contract charges            765,024            --         6,386,022
 2008  Lowest contract charges              1,949      5.368003            10,460
    Highest contract charges                1,056      5.307455             5,604
    Remaining contract charges            418,697            --         2,229,299
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges                429     10.121386             4,343
    Highest contract charges                  176     16.013691             2,819
    Remaining contract charges            182,882            --         1,860,467
 2009  Lowest contract charges                456      8.651675             3,947
    Highest contract charges                  190     13.943700             2,646
    Remaining contract charges            112,974            --         1,009,097
 2008  Lowest contract charges             11,709      6.404294            74,982
    Highest contract charges                7,979      6.356132            50,718
    Remaining contract charges            124,037            --           790,334

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2010  Lowest contract charges         0.03%           0.90%           16.58%
    Highest contract charges           2.75%           1.06%           13.76%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%             --            24.39%
    Highest contract charges           2.73%           2.47%           31.79%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%           3.04%          (39.91)%
    Highest contract charges           2.07%           2.19%          (40.61)%
    Remaining contract charges           --              --               --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges         0.19%           0.12%           28.19%
    Highest contract charges           2.75%           0.12%           25.09%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%           0.34%           21.88%
    Highest contract charges           2.73%           0.92%           35.96%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%           0.16%          (37.02)%
    Highest contract charges           2.06%           0.33%          (37.75)%
    Remaining contract charges           --              --               --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges         0.85%           0.33%           25.27%
    Highest contract charges           2.70%           0.28%           22.98%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.61%           55.82%
    Highest contract charges           2.67%           0.54%           52.97%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%           4.57%          (48.73)%
    Highest contract charges           1.83%           0.79%          (49.20)%
    Remaining contract charges           --              --               --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges         0.85%           0.22%           16.99%
    Highest contract charges           2.70%           0.22%           14.85%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.84%           0.02%           34.64%
    Highest contract charges           0.51%           0.02%           32.17%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.03%           1.62%          (37.82)%
    Highest contract charges           1.78%           1.28%          (38.19)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges                 90    $12.266327            $1,106
    Highest contract charges               17,648     12.074240           213,059
    Remaining contract charges             12,297            --           150,382
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges              2,206     14.187159            31,299
    Highest contract charges                3,620     13.918257            50,377
    Remaining contract charges         53,113,367            --       765,017,419
 2009  Lowest contract charges                 91     11.785164             1,070
    Highest contract charges                  952     11.863931            11,294
    Remaining contract charges         56,787,444            --       689,894,451
 2008  Lowest contract charges          2,483,337     11.000356        27,317,592
    Highest contract charges               47,101     10.091165           475,300
    Remaining contract charges         60,760,520            --       639,017,858
 2007  Lowest contract charges          2,265,784     15.218488        34,481,810
    Highest contract charges               32,174     14.200576           456,892
    Remaining contract charges         67,758,568            --       994,511,862
 2006  Lowest contract charges          1,203,344     15.772306        18,979,513
    Highest contract charges               24,105     14.969769           360,840
    Remaining contract charges         56,083,485            --       860,163,006
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges              3,010     13.446228            40,479
    Highest contract charges                1,566     15.442759            24,180
    Remaining contract charges        143,342,159            --     2,187,038,085
 2009  Lowest contract charges              2,255     11.971516            26,993
    Highest contract charges                1,442     14.094785            20,329
    Remaining contract charges        160,123,438            --     2,216,679,842
 2008  Lowest contract charges              1,785     11.827442            21,122
    Highest contract charges               79,343     10.385353           824,002
    Remaining contract charges        165,051,258            --     1,751,274,921
 2007  Lowest contract charges              1,786     16.906515            30,193
    Highest contract charges               59,907     15.145488           907,319
    Remaining contract charges        167,798,405            --     2,642,967,669
 2006  Lowest contract charges              3,241     16.384241            53,100
    Highest contract charges               39,490     14.974072           591,333
    Remaining contract charges        133,205,895            --     2,053,981,822

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges         0.02%           4.18%            8.90%
    Highest contract charges           1.15%           5.85%            7.77%
    Remaining contract charges           --              --               --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges         0.02%             --            20.26%
    Highest contract charges           1.78%             --            17.32%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.01%             --            17.85%
    Highest contract charges           0.24%             --            14.10%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           1.86%          (27.72)%
    Highest contract charges           2.55%           1.89%          (28.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.26%           (3.51)%
    Highest contract charges           2.54%           2.06%           (5.14)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.97%           16.13%
    Highest contract charges           2.55%           1.04%           14.17%
    Remaining contract charges           --              --               --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges         0.04%             --            12.21%
    Highest contract charges           2.80%           6.52%            9.56%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.04%             --            19.72%
    Highest contract charges           0.39%             --            31.85%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           5.39%          (30.04)%
    Highest contract charges           2.55%           5.91%          (31.43)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.85%            3.19%
    Highest contract charges           2.54%           2.79%            1.15%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           2.59%           17.59%
    Highest contract charges           2.55%           3.36%           15.26%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges            188,298    $11.851458        $2,231,601
    Highest contract charges                  803     13.889879            11,147
    Remaining contract charges         12,197,563            --       134,212,250
 2009  Lowest contract charges            189,165     10.711239         2,026,195
    Highest contract charges                  778     12.800540             9,958
    Remaining contract charges         14,175,437            --       142,351,214
 2008  Lowest contract charges            197,966      8.326926         1,648,444
    Highest contract charges                8,543      7.561687            64,600
    Remaining contract charges         15,761,692            --       124,251,796
 2007  Lowest contract charges            180,106     12.827021         2,310,220
    Highest contract charges               10,283     11.848456           121,833
    Remaining contract charges         17,933,407            --       219,924,132
 2006  Lowest contract charges            114,705     12.177757         1,396,849
    Highest contract charges                3,973     11.441566            45,458
    Remaining contract charges         17,940,554            --       210,823,420
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2010  Lowest contract charges              8,652     21.316773           184,431
    Highest contract charges                  766     14.312813            10,963
    Remaining contract charges            539,337            --         9,046,462
 2009  Lowest contract charges              9,565     17.789569           170,151
    Highest contract charges               13,076     12.309712           160,956
    Remaining contract charges            614,433            --         8,669,309
 2008  Lowest contract charges             11,812     15.081477           178,130
    Highest contract charges               13,309     10.604290           141,137
    Remaining contract charges            760,753            --         9,156,563
 2007  Lowest contract charges             18,237     26.430064           482,022
    Highest contract charges                8,193     18.884833           154,718
    Remaining contract charges            999,677            --        21,238,501
 2006  Lowest contract charges             21,593     33.716717           728,059
    Highest contract charges                8,252     24.480398           202,010
    Remaining contract charges          1,307,936            --        35,733,744

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         0.85%           0.82%           10.65%
    Highest contract charges           2.80%           0.81%            8.51%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.41%           28.63%
    Highest contract charges           0.39%             --            26.15%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           1.28%          (35.08)%
    Highest contract charges           2.56%           1.33%          (36.18)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.74%            5.33%
    Highest contract charges           2.53%           0.46%            3.56%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.71%            9.96%
    Highest contract charges           2.55%           0.79%            8.11%
    Remaining contract charges           --              --               --
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2010  Lowest contract charges         0.95%           2.90%           19.83%
    Highest contract charges           0.60%             --            17.63%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.95%          12.89%           17.96%
    Highest contract charges           2.55%          12.70%           16.08%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.96%           1.08%          (42.94)%
    Highest contract charges           2.54%           1.06%          (43.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.95%           2.28%          (21.61)%
    Highest contract charges           2.55%           2.26%          (22.86)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.95%           2.09%           19.45%
    Highest contract charges           2.56%           0.63%           17.55%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges             40,715    $15.865896          $645,986
    Highest contract charges                7,132     17.412948           124,180
    Remaining contract charges         30,112,081            --       330,594,437
 2009  Lowest contract charges             10,818      9.231949            99,867
    Highest contract charges                1,829     14.031014            25,665
    Remaining contract charges         32,783,837            --       289,379,931
 2008  Lowest contract charges             10,880      6.485092            70,557
    Highest contract charges               87,594      4.482015           392,597
    Remaining contract charges         33,273,162            --       208,571,469
 2007  Lowest contract charges            242,924     14.408266         3,500,098
    Highest contract charges               52,838      7.996026           422,497
    Remaining contract charges         35,243,495            --       389,269,626
 2006  Lowest contract charges            139,855     13.062801         1,826,906
    Highest contract charges               14,304      7.373627           105,471
    Remaining contract charges         36,485,205            --       368,889,027
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges              1,818     15.801926            28,721
    Highest contract charges                2,206     16.659671            36,754
    Remaining contract charges         10,630,532            --       108,280,151
 2009  Lowest contract charges                839     12.356241            10,362
    Highest contract charges                  779     13.354695            10,404
    Remaining contract charges          6,740,315            --        55,550,144
 2008  Lowest contract charges             77,654      6.154292           477,909
    Highest contract charges                  487      6.021529             2,931
    Remaining contract charges          8,300,669            --        52,080,022
 2007  Lowest contract charges              1,818      9.266350            16,846
    Highest contract charges               34,139      9.231379           315,147
    Remaining contract charges             41,968            --           387,993
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges              4,041     12.310267            49,744
    Highest contract charges               18,157     13.909880           252,567
    Remaining contract charges         57,882,397            --       967,298,818
 2009  Lowest contract charges              1,305     11.124740            14,520
    Highest contract charges                  769     12.862796             9,889
    Remaining contract charges         59,874,607            --       925,632,530
 2008  Lowest contract charges                761      8.776149             6,668
    Highest contract charges               45,738     12.729023           582,206
    Remaining contract charges         50,026,121            --       651,746,875
 2007  Lowest contract charges          1,355,486     16.963013        22,993,124
    Highest contract charges               28,608     14.676700           419,865
    Remaining contract charges         45,030,898            --       700,436,872
 2006  Lowest contract charges            552,158     16.108811         8,894,602
    Highest contract charges               27,181     14.176524           385,337
    Remaining contract charges         39,753,287            --       592,393,087

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         0.47%             --            26.86%
    Highest contract charges           2.80%             --            24.10%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%             --            42.36%
    Highest contract charges           2.78%             --            39.61%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%             --           (39.50)%
    Highest contract charges           2.55%             --           (43.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            10.30%
    Highest contract charges           2.53%             --             8.44%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%             --             7.77%
    Highest contract charges           2.55%             --             5.96%
    Remaining contract charges           --              --               --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges         0.19%           0.60%           27.76%
    Highest contract charges           2.75%           0.57%           24.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.05%             --            23.56%
    Highest contract charges           0.48%             --            25.65%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.84%           1.00%          (33.59)%
    Highest contract charges           2.42%             --           (34.71)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.15%             --             0.06%
    Highest contract charges           0.57%             --            (0.12)%
    Remaining contract charges           --              --               --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges         0.19%           4.02%           10.55%
    Highest contract charges           2.80%           0.69%            8.14%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            11.25%
    Highest contract charges           0.39%             --            22.63%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%           0.10%          (13.94)%
    Highest contract charges           2.55%           7.08%          (13.27)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           4.87%            5.30%
    Highest contract charges           2.54%           5.18%            3.53%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           4.25%            7.59%
    Highest contract charges           2.55%           4.58%            5.77%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges              6,640    $13.297008           $88,298
    Highest contract charges               15,058     13.681947           206,017
    Remaining contract charges         88,736,453            --     1,221,567,513
 2009  Lowest contract charges              2,919     11.997004            35,021
    Highest contract charges                7,179     12.653638            90,843
    Remaining contract charges        100,328,932            --     1,274,459,728
 2008  Lowest contract charges              1,621     11.313602            18,338
    Highest contract charges               80,419     10.174951           818,264
    Remaining contract charges        105,083,546            --     1,104,108,920
 2007  Lowest contract charges              1,651     18.115531            29,900
    Highest contract charges               97,406     16.597302         1,616,678
    Remaining contract charges        114,053,802            --     1,977,118,234
 2006  Lowest contract charges              1,574     17.629377            27,748
    Highest contract charges               49,495     16.453485           814,361
    Remaining contract charges        103,197,957            --     1,746,359,076
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges              1,486     10.175555            15,121
    Highest contract charges                3,895     19.932125            77,641
    Remaining contract charges         11,159,090            --       242,486,962
 2009  Lowest contract charges                 91      8.732082               797
    Highest contract charges                2,770     17.449578            48,333
    Remaining contract charges         12,313,503            --       235,532,881
 2008  Lowest contract charges            129,914     14.404613         1,871,353
    Highest contract charges                4,409     12.027511            53,033
    Remaining contract charges          9,330,642            --       110,681,018
 2007  Lowest contract charges            130,970     30.661983         4,015,834
    Highest contract charges                4,194     26.042533           109,212
    Remaining contract charges         10,656,041            --       295,157,734
 2006  Lowest contract charges             85,986     23.955722         2,059,862
    Highest contract charges                1,373     20.695292            28,417
    Remaining contract charges         10,091,166            --       219,459,471
TEMPLETON FOREIGN SECURITIES
 FUND
 2010  Lowest contract charges              5,809     13.526398            78,576
    Highest contract charges                1,503     15.029693            22,582
    Remaining contract charges         35,141,104            --       439,505,025
 2009  Lowest contract charges              1,143     12.505424            14,293
    Highest contract charges                1,739     14.257529            24,792
    Remaining contract charges         39,302,233            --       464,025,465
 2008  Lowest contract charges            608,959      9.905208         6,031,862
    Highest contract charges               27,716      8.211268           227,585
    Remaining contract charges         43,759,162            --       385,067,241
 2007  Lowest contract charges            574,387     16.755358         9,624,063
    Highest contract charges               28,114     14.128636           397,214
    Remaining contract charges         50,188,589            --       756,523,925
 2006  Lowest contract charges            300,884     14.636053         4,403,749
    Highest contract charges                3,538     12.553109            44,416

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges         0.19%           1.59%           10.73%
    Highest contract charges           2.80%           1.77%            8.13%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            19.97%
    Highest contract charges           2.78%           1.34%           22.57%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           3.12%          (37.55)%
    Highest contract charges           2.56%           2.94%          (38.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           1.40%            2.76%
    Highest contract charges           2.54%           1.12%            0.87%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.70%           1.31%           17.55%
    Highest contract charges           2.54%           1.26%           15.40%
    Remaining contract charges           --              --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges         0.75%           2.16%           16.53%
    Highest contract charges           2.75%           1.70%           14.23%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%             --            71.16%
    Highest contract charges           2.74%             --            67.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           3.06%          (53.02)%
    Highest contract charges           2.57%           3.02%          (53.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.31%           27.99%
    Highest contract charges           2.51%           1.63%           25.84%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.28%           27.35%
    Highest contract charges           2.55%           1.30%           25.20%
    Remaining contract charges           --              --               --
TEMPLETON FOREIGN SECURITIES
 FUND
 2010  Lowest contract charges         0.19%           1.64%            8.06%
    Highest contract charges           2.80%           1.83%            5.42%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            25.05%
    Highest contract charges           0.31%             --            33.26%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           2.45%          (40.88)%
    Highest contract charges           2.56%           2.32%          (41.88)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.84%           14.48%
    Highest contract charges           2.52%           0.76%           12.55%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.18%           20.42%
    Highest contract charges           2.55%           1.30%           18.39%

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
    Remaining contract charges         52,349,740            --       694,950,519
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges             29,703    $13.235127          $393,121
    Highest contract charges                2,625     14.139739            37,122
    Remaining contract charges         49,126,208            --       578,168,330
 2009  Lowest contract charges                295      8.295438             2,447
    Highest contract charges                  732     13.539810             9,908
    Remaining contract charges         56,733,378            --       634,580,489
 2008  Lowest contract charges          3,524,369      9.996674        35,231,964
    Highest contract charges               51,024      8.149626           415,825
    Remaining contract charges         59,926,254            --       522,436,182
 2007  Lowest contract charges          3,197,772     17.480379        55,898,276
    Highest contract charges               55,140     14.495551           799,279
    Remaining contract charges         68,763,989            --     1,072,977,291
 2006  Lowest contract charges          1,508,979     17.225283        25,992,594
    Highest contract charges               54,456     14.528955           791,187
    Remaining contract charges         62,116,306            --       961,388,720
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges             10,516     12.649536           133,018
    Highest contract charges                7,403     13.233093            97,961
    Remaining contract charges         33,067,117            --       625,505,998
 2009  Lowest contract charges              2,483     11.329533            28,127
    Highest contract charges                7,386     12.158107            89,796
    Remaining contract charges         35,932,473            --       622,474,693
 2008  Lowest contract charges                936     16.272435            15,236
    Highest contract charges               34,600     14.666576           507,460
    Remaining contract charges         34,520,186            --       509,953,837
 2007  Lowest contract charges                937     22.904210            21,444
    Highest contract charges               41,910     21.030000           881,367
    Remaining contract charges         35,005,065            --       762,905,320
 2006  Lowest contract charges                936     20.621663            19,308
    Highest contract charges               35,700     19.287666           688,563
    Remaining contract charges         25,910,591            --       512,602,236

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
    Remaining contract charges           --              --               --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges         0.43%           1.02%            6.78%
    Highest contract charges           2.80%           1.20%            4.43%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           6.80%           30.00%
    Highest contract charges           0.39%             --            27.48%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           1.82%          (42.81)%
    Highest contract charges           2.56%           1.86%          (43.78)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.27%            1.48%
    Highest contract charges           2.54%           1.36%           (0.23)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.18%           20.78%
    Highest contract charges           2.54%           1.32%           18.74%
    Remaining contract charges           --              --               --
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges         0.24%           1.32%           11.54%
    Highest contract charges           2.75%           1.24%            8.84%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.06%             --            13.30%
    Highest contract charges           2.73%           1.84%           19.85%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           2.24%          (28.95)%
    Highest contract charges           2.56%           2.13%          (30.26)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           1.44%           11.07%
    Highest contract charges           2.54%           1.40%            9.03%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.74%             --            22.20%
    Highest contract charges           2.55%           1.07%           19.96%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges              2,818    $14.164422           $39,920
    Highest contract charges                2,187     14.674408            32,096
    Remaining contract charges          5,298,624            --        60,646,506
 2009  Lowest contract charges            288,822     10.523196         3,039,329
    Highest contract charges                1,617     12.981022            20,989
    Remaining contract charges          5,421,479            --        54,198,063
 2008  Lowest contract charges            242,571      7.981607         1,936,101
    Highest contract charges                1,054      7.477473             7,880
    Remaining contract charges          5,019,032            --        38,472,672
 2007  Lowest contract charges            172,698     12.444192         2,149,095
    Highest contract charges                  419     11.858630             4,966
    Remaining contract charges          4,835,426            --        58,491,948
 2006  Lowest contract charges            124,377     10.978096         1,365,434
    Highest contract charges                3,918     10.640852            41,687
    Remaining contract charges          3,071,098            --        33,097,908
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges            196,834     10.802373         2,126,278
    Highest contract charges                1,266     14.118514            17,870
    Remaining contract charges          2,789,873            --        28,476,224
 2009  Lowest contract charges            193,057      9.534345         1,840,676
    Highest contract charges                  735     12.686720             9,318
    Remaining contract charges          2,698,345            --        24,547,880
 2008  Lowest contract charges            209,780      7.585679         1,591,323
    Highest contract charges                  748      7.106541             5,318
    Remaining contract charges          2,581,347            --        18,865,011
 2007  Lowest contract charges            163,353     11.800600         1,927,666
    Highest contract charges               10,846     11.245329           121,963
    Remaining contract charges          2,323,985            --        26,682,443
 2006  Lowest contract charges            110,926     11.932502         1,323,618
    Highest contract charges                  892     11.566035            10,321
    Remaining contract charges          1,414,981            --        16,584,457
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges             11,895     12.561085           149,414
    Highest contract charges                3,762     13.658852            51,381
    Remaining contract charges         10,424,389            --       135,610,456
 2009  Lowest contract charges             19,542     11.012978           215,218
    Highest contract charges                4,277     12.284599            52,538
    Remaining contract charges          8,467,211            --        97,996,212
 2008  Lowest contract charges              7,641      9.963562            76,130
    Highest contract charges                  188      9.818817             1,842
    Remaining contract charges          3,930,465            --        38,886,956

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         0.41%             --            15.51%
    Highest contract charges           2.75%             --            13.05%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%             --            31.84%
    Highest contract charges           0.13%             --            29.36%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.12%          (35.86)%
    Highest contract charges           2.55%           0.15%          (36.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.12%           13.36%
    Highest contract charges           2.56%           0.16%           11.44%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.01%            4.31%
    Highest contract charges           2.54%           0.01%            2.55%
    Remaining contract charges           --              --               --
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges         0.85%           1.87%           13.30%
    Highest contract charges           1.69%           1.80%           11.23%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           2.03%           25.69%
    Highest contract charges           0.22%             --            23.32%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%             --           (35.72)%
    Highest contract charges           2.56%             --           (36.81)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.84%           (1.11)%
    Highest contract charges           2.51%           3.71%           (2.77)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.99%           15.20%
    Highest contract charges           2.53%           1.48%           13.26%
    Remaining contract charges           --              --               --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges         0.24%           1.44%           13.94%
    Highest contract charges           2.75%           2.40%           11.19%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            10.13%
    Highest contract charges           2.59%          16.79%           15.37%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%             --             0.43%
    Highest contract charges           2.07%             --            (0.73)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2010  Lowest contract charges                565    $10.438913            $5,898
    Highest contract charges                   28     14.333781               403
    Remaining contract charges          1,349,788            --        13,916,150
 2009  Lowest contract charges                566      9.379221             5,306
    Highest contract charges               10,069      9.090703            91,536
    Remaining contract charges          1,150,977            --        10,734,540
 2008  Lowest contract charges                567      7.252987             4,109
    Highest contract charges                6,243      7.150381            44,641
    Remaining contract charges            485,135            --         3,496,380
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges             15,318     11.500607           176,167
    Highest contract charges                4,620     11.999561            55,442
    Remaining contract charges         66,662,060            --       724,691,099
 2009  Lowest contract charges              1,654     10.729090            17,747
    Highest contract charges                7,413     11.472136            85,040
    Remaining contract charges         57,939,292            --       593,357,500
 2008  Lowest contract charges              8,599      9.067679            77,970
    Highest contract charges                4,569      8.935942            40,831
    Remaining contract charges         24,765,646            --       223,239,155
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges             11,536     14.628010           168,742
    Highest contract charges               11,381     16.766082           190,811
    Remaining contract charges         82,418,100            --       806,462,749
 2009  Lowest contract charges              1,408     12.593871            17,733
    Highest contract charges                9,119     14.792221           134,883
    Remaining contract charges         78,034,807            --       658,912,517
 2008  Lowest contract charges             32,068      5.866837           188,140
    Highest contract charges                9,022      5.781273            52,158
    Remaining contract charges         43,631,863            --       254,407,326
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges              6,039     13.681473            82,624
    Highest contract charges                1,537     13.809581            21,228
    Remaining contract charges         50,481,861            --       501,241,977
 2009  Lowest contract charges              1,434     12.121774            17,386
    Highest contract charges                1,369     12.538452            17,163
    Remaining contract charges         44,926,902            --       396,500,111
 2008  Lowest contract charges             11,950      7.190301            85,930
    Highest contract charges                1,233      7.085590             8,734
    Remaining contract charges         22,084,689            --       157,847,875

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD ADVISERS HLS FUND
 2010  Lowest contract charges         0.75%           1.48%           11.30%
    Highest contract charges           0.23%           1.27%            9.15%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           2.34%           29.32%
    Highest contract charges           2.45%           2.72%           27.14%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%           5.42%          (30.45)%
    Highest contract charges           2.02%           6.98%          (31.24)%
    Remaining contract charges           --              --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges         0.30%           6.55%            7.19%
    Highest contract charges           2.75%           2.74%            4.60%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.16%          22.15%            7.29%
    Highest contract charges           2.73%           5.87%           11.89%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%          29.92%           (8.93)%
    Highest contract charges           2.06%          16.36%           (9.98)%
    Remaining contract charges           --              --               --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges         0.30%           1.51%           16.15%
    Highest contract charges           2.75%           0.81%           13.34%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.15%           4.78%           25.94%
    Highest contract charges           2.72%           1.66%           41.72%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%           6.32%          (44.63)%
    Highest contract charges           2.07%           5.62%          (45.28)%
    Remaining contract charges           --              --               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges         0.30%           2.69%           12.87%
    Highest contract charges           2.75%           1.94%           10.14%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.15%          11.29%           21.22%
    Highest contract charges           2.59%           5.38%           21.29%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%           9.11%          (31.52)%
    Highest contract charges           2.08%           6.04%          (32.31)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges              4,680    $14.507418           $67,893
    Highest contract charges                1,009     16.364089            16,518
    Remaining contract charges             65,892            --           653,175
 2009  Lowest contract charges                453      8.721844             3,947
    Highest contract charges                1,025     14.491203            14,857
    Remaining contract charges             64,426            --           559,497
 2008  Lowest contract charges                 82      6.173557               508
    Highest contract charges                  126      6.106590               768
    Remaining contract charges             30,740            --           188,992
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges              5,922     14.074125            83,347
    Highest contract charges                  250     15.466292             3,872
    Remaining contract charges            209,278            --         1,760,253
 2009  Lowest contract charges              3,780      7.272846            27,494
    Highest contract charges                  153     13.907338             2,125
    Remaining contract charges            201,783            --         1,471,695
 2008  Lowest contract charges              1,579      5.407566             8,536
    Highest contract charges                1,148      5.333167             6,121
    Remaining contract charges            123,232            --           661,737
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges              7,956     13.610018           108,280
    Highest contract charges                1,008     14.134186            14,251
    Remaining contract charges         10,739,787            --       103,436,745
 2009  Lowest contract charges              3,020     11.957704            36,108
    Highest contract charges                1,031     12.738728            13,139
    Remaining contract charges          9,202,722            --        78,442,445
 2008  Lowest contract charges                  3      6.866486                22
    Highest contract charges                3,409      6.766446            23,064
    Remaining contract charges          3,985,623            --        27,177,996
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges              2,989     14.375631            42,961
    Highest contract charges                1,242     15.772276            19,586
    Remaining contract charges          2,320,145            --        24,263,075
 2009  Lowest contract charges                780     12.103351             9,438
    Highest contract charges                1,279     13.588484            17,384
    Remaining contract charges          1,429,475            --        12,610,430
 2008  Lowest contract charges            262,769      6.607896         1,736,347
    Highest contract charges                2,369      6.519796            15,445
    Remaining contract charges            253,045            --         1,662,768

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges         0.44%           2.26%           15.43%
    Highest contract charges           2.70%           1.24%           12.92%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.84%           2.15%           40.92%
    Highest contract charges           0.49%           0.87%           38.34%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.01%             --           (41.13)%
    Highest contract charges           1.99%           5.46%          (41.64)%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges         0.49%           0.39%           13.68%
    Highest contract charges           2.70%           0.37%           11.21%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.13%           34.49%
    Highest contract charges           0.10%             --            32.03%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.71%           1.04%          (48.61)%
    Highest contract charges           2.06%           1.65%          (49.17)%
    Remaining contract charges           --              --               --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges         0.19%           1.37%           13.70%
    Highest contract charges           2.75%           1.30%           10.95%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%           1.60%           19.58%
    Highest contract charges           2.73%           2.98%           22.24%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            1.65%          (33.10)%
    Highest contract charges           2.06%           3.79%          (33.88)%
    Remaining contract charges           --              --               --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges         0.50%           0.03%           18.77%
    Highest contract charges           1.95%           0.03%           16.14%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.06%           0.36%           21.03%
    Highest contract charges           2.69%           0.72%           30.67%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%           1.29%          (38.00)%
    Highest contract charges           2.05%           0.47%          (38.66)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges              5,768    $14.581705           $84,099
    Highest contract charges                2,040     15.200544            31,003
    Remaining contract charges         19,058,340            --       173,517,148
 2009  Lowest contract charges              4,255     12.427873            52,885
    Highest contract charges                1,874     13.289584            24,899
    Remaining contract charges         17,058,833            --       133,009,975
 2008  Lowest contract charges              5,266      6.080213            32,015
    Highest contract charges                5,225      5.991598            31,308
    Remaining contract charges          7,998,131            --        48,303,140
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges              4,541     14.300738            64,932
    Highest contract charges                1,199     17.173016            20,584
    Remaining contract charges          4,537,283            --        59,822,927
 2009  Lowest contract charges              2,028     12.336945            25,016
    Highest contract charges                1,364     15.197270            20,735
    Remaining contract charges          2,898,405            --        33,320,952
 2008  Lowest contract charges              2,663      7.677483            20,447
    Highest contract charges               15,408      7.575364           116,722
    Remaining contract charges            423,298            --         3,228,626
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges              8,049     13.883156           111,751
    Highest contract charges                  393     13.851916             5,438
    Remaining contract charges                 --            --                --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges              1,875     14.098886            26,431
    Highest contract charges                  520     15.463917             8,037
    Remaining contract charges          3,609,339            --        33,919,985
 2009  Lowest contract charges              6,124     12.339469            75,572
    Highest contract charges                  249     13.883352             3,455
    Remaining contract charges          2,893,315            --        23,912,321
 2008  Lowest contract charges              2,203      6.277231            13,832
    Highest contract charges                2,521      6.185773            15,595
    Remaining contract charges          1,926,222            --        12,009,502
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges             90,174     10.556605           951,931
    Highest contract charges                  372     18.151035             6,756
    Remaining contract charges            986,964            --        10,651,224
 2009  Lowest contract charges                409      8.476602             3,470
    Highest contract charges                  388     14.826600             5,756
    Remaining contract charges          1,125,188            --         9,709,049
 2008  Lowest contract charges             52,975      5.770819           305,711
    Highest contract charges                2,648      5.693823            15,076
    Remaining contract charges            353,762            --         2,028,267

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges         0.19%           0.02%           17.21%
    Highest contract charges           2.75%           0.02%           14.38%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%           0.75%           24.28%
    Highest contract charges           2.73%           0.93%           26.09%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%           0.66%          (40.36)%
    Highest contract charges           2.07%           1.19%          (41.05)%
    Remaining contract charges           --              --               --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges         0.19%           0.61%           15.80%
    Highest contract charges           2.75%           0.65%           13.00%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%          14.70%           23.37%
    Highest contract charges           2.74%          14.70%           46.38%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%          46.73%          (25.94)%
    Highest contract charges           2.01%          40.66%          (26.72)%
    Remaining contract charges           --              --               --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges         0.41%           2.17%           13.88%
    Highest contract charges           0.19%           2.31%           13.71%
    Remaining contract charges           --              --               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges         0.04%           1.26%           14.14%
    Highest contract charges           2.75%           1.40%           11.39%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.04%           2.57%           23.40%
    Highest contract charges           2.74%           2.71%           29.84%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%           8.47%          (39.78)%
    Highest contract charges           2.05%           7.20%          (40.48)%
    Remaining contract charges           --              --               --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges         0.85%           0.66%           24.77%
    Highest contract charges           2.75%           0.70%           22.42%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           0.35%           46.76%
    Highest contract charges           2.73%           0.72%           43.86%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           1.25%          (43.74)%
    Highest contract charges           2.02%           1.58%          (44.34)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges             12,012     $9.959449          $119,636
    Highest contract charges               77,443      9.450894           731,908
    Remaining contract charges        582,276,923            --       731,754,990
 2009  Lowest contract charges                  2      9.979280                16
    Highest contract charges               71,437      9.714418           693,972
    Remaining contract charges        790,235,256            --     1,000,258,633
 2008  Lowest contract charges             32,714     10.087274           329,991
    Highest contract charges              905,927      1.030094           933,190
    Remaining contract charges      1,375,828,315            --     1,645,081,568
 2007  Lowest contract charges          3,141,794      1.185236         3,723,765
    Highest contract charges              167,210      1.034643           173,002
    Remaining contract charges        580,085,723            --       641,218,095
 2006  Lowest contract charges                923      1.122600             1,036
    Highest contract charges              121,155      1.011338           122,529
    Remaining contract charges        350,195,987            --       376,339,993
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges              6,068     15.137320            91,855
    Highest contract charges                1,111     15.877007            17,641
    Remaining contract charges          1,305,526            --        13,604,752
 2009  Lowest contract charges              5,122      8.587429            43,980
    Highest contract charges                  868     13.146736            11,404
    Remaining contract charges          1,503,470            --        12,809,717
 2008  Lowest contract charges             22,783      6.686452           152,336
    Highest contract charges                7,741      6.597309            51,071
    Remaining contract charges            872,940            --         5,799,915
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges             19,606     12.612474           247,278
    Highest contract charges               12,769     18.642624           238,055
    Remaining contract charges            614,890            --         7,684,748
 2009  Lowest contract charges              6,050      9.314788            56,354
    Highest contract charges               12,892     14.024950           180,803
    Remaining contract charges            376,000            --         3,486,015
 2008  Lowest contract charges              2,899      6.938674            20,118
    Highest contract charges                1,123      6.846178             7,686
    Remaining contract charges            210,683            --         1,451,405
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges                557     10.067692             5,610
    Highest contract charges                6,139     15.899777            97,607
    Remaining contract charges            208,927            --         2,092,771
 2009  Lowest contract charges                558      8.835711             4,930
    Highest contract charges                6,029     14.228649            85,780
    Remaining contract charges            241,288            --         2,154,224
 2008  Lowest contract charges                559      6.289721             3,514
    Highest contract charges                  322      6.200603             1,997
    Remaining contract charges            124,214            --           775,916

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges         0.24%             --            (0.30)%
    Highest contract charges           2.75%             --            (2.71)%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --              --            (0.21)%
    Highest contract charges           2.68%             --            (2.64)%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.57%           0.49%            0.60%
    Highest contract charges           2.54%           1.65%           (0.44)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           4.77%            4.06%
    Highest contract charges           2.54%           4.83%            2.30%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           2.57%            4.13%
    Highest contract charges           2.55%           4.85%            2.07%
    Remaining contract charges           --              --               --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges         0.50%             --            23.51%
    Highest contract charges           2.75%             --            20.77%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           0.01%           28.32%
    Highest contract charges           2.72%             --            25.78%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.45%          (36.17)%
    Highest contract charges           2.03%           0.32%          (36.85)%
    Remaining contract charges           --              --               --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges         0.85%             --            35.40%
    Highest contract charges           2.70%             --            32.93%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.10%           34.24%
    Highest contract charges           2.69%           0.08%           31.78%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.75%          (34.82)%
    Highest contract charges           2.01%           0.64%          (35.52)%
    Remaining contract charges           --              --               --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges         0.75%           1.21%           13.94%
    Highest contract charges           2.70%           1.22%           11.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           1.65%           40.48%
    Highest contract charges           2.67%           2.22%           37.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.63%           3.75%          (40.94)%
    Highest contract charges           2.04%           6.34%          (41.61)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges             42,956    $10.582456          $454,580
    Highest contract charges                2,488     10.179357            25,328
    Remaining contract charges          4,761,644            --        47,519,176
 2009  Lowest contract charges              5,035      9.916951            49,935
    Highest contract charges                4,628     10.080811            46,654
    Remaining contract charges          4,478,941            --        43,767,161
 2008  Lowest contract charges             68,844      9.656858           664,817
    Highest contract charges                  226      9.524540             2,149
    Remaining contract charges          2,869,294            --        27,515,217
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges             10,533     13.784560           145,185
    Highest contract charges                1,003     13.909418            13,953
    Remaining contract charges          2,355,156            --        23,483,008
 2009  Lowest contract charges                247      8.799340             2,173
    Highest contract charges                2,471      8.528526            21,075
    Remaining contract charges            831,812            --         7,247,493
 2008  Lowest contract charges             13,602      7.122333            96,875
    Highest contract charges                1,048      7.042157             7,378
    Remaining contract charges            473,399            --         3,346,888
AMERICAN FUNDS ASSET ALLOCATION
 HLS FUND
 2010  Lowest contract charges             55,546     13.042443           724,461
    Highest contract charges                  664     13.482401             8,951
    Remaining contract charges          4,595,224            --        45,436,345
 2009  Lowest contract charges                 55     11.689368               643
    Highest contract charges                  667     12.358442             8,239
    Remaining contract charges          4,374,006            --        38,869,418
 2008  Lowest contract charges                138      7.275350             1,005
    Highest contract charges               47,719      7.192825           343,232
    Remaining contract charges          2,922,883            --        21,138,321
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH HLS FUND
 2010  Lowest contract charges             43,241     13.796937           596,598
    Highest contract charges               61,080     14.007941           855,605
    Remaining contract charges          2,788,745            --        26,426,502
 2009  Lowest contract charges                 52     12.382862               642
    Highest contract charges               55,489     12.851649           713,129
    Remaining contract charges          2,733,181            --        23,198,763
 2008  Lowest contract charges            435,666      6.679716         2,910,123
    Highest contract charges               37,007      6.626079           245,213
    Remaining contract charges          1,129,320            --         7,518,471

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges         0.46%           5.94%            3.28%
    Highest contract charges           2.75%           4.55%            0.98%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.74%           0.04%            2.61%
    Highest contract charges           2.72%           0.04%            0.58%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%          13.82%           (1.58)%
    Highest contract charges           1.95%          19.13%           (2.65)%
    Remaining contract charges           --              --               --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges         0.42%           1.78%           14.10%
    Highest contract charges           2.16%           1.19%           11.56%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.73%           2.67%           23.44%
    Highest contract charges           2.43%           2.58%           21.36%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           6.85%          (33.13)%
    Highest contract charges           1.82%           2.62%          (33.74)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS ASSET ALLOCATION
 HLS FUND
 2010  Lowest contract charges         0.50%           2.40%           11.58%
    Highest contract charges           2.75%           1.75%            9.10%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.03%             --            16.89%
    Highest contract charges           2.71%           2.60%           20.24%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.51%             --           (27.77)%
    Highest contract charges           1.63%             --           (28.59)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH HLS FUND
 2010  Lowest contract charges         0.50%           5.60%           11.42%
    Highest contract charges           2.70%           2.85%            9.00%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%             --            23.83%
    Highest contract charges           2.68%           1.31%           24.06%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.83%             --           (34.65)%
    Highest contract charges           1.63%             --           (35.17)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges              7,875    $11.212517           $88,303
    Highest contract charges                5,179     11.664880            60,409
    Remaining contract charges         16,138,597            --       166,485,057
 2009  Lowest contract charges              6,558     10.583985            69,414
    Highest contract charges                5,203     11.295400            58,768
    Remaining contract charges         15,044,210            --       148,240,510
 2008  Lowest contract charges                  4      8.933982                42
    Highest contract charges                2,566      8.829886            22,657
    Remaining contract charges          6,029,714            --        53,564,185
AMERICAN FUNDS GLOBAL BOND HLS
 FUND
 2010  Lowest contract charges              2,350     11.144250            26,192
    Highest contract charges                2,345     11.588445            27,172
    Remaining contract charges          3,121,133            --        33,904,558
 2009  Lowest contract charges              1,120     10.650417            11,932
    Highest contract charges                2,148     11.360991            24,406
    Remaining contract charges          3,209,616            --        33,759,019
 2008  Lowest contract charges                714      9.799988             6,999
    Highest contract charges               18,759      9.689117           181,754
    Remaining contract charges          1,988,660            --        19,376,816
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2010  Lowest contract charges              4,839     13.995685            67,730
    Highest contract charges                1,419     15.494577            21,986
    Remaining contract charges          8,327,378            --        76,599,167
 2009  Lowest contract charges              1,668     12.587813            20,994
    Highest contract charges                  316     14.295567             4,510
    Remaining contract charges          9,038,134            --        75,063,027
 2008  Lowest contract charges              5,828      6.026788            35,121
    Highest contract charges              124,965      5.958336           744,583
    Remaining contract charges          6,064,037            --        36,333,300
AMERICAN FUNDS GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges             37,834     13.775736           521,193
    Highest contract charges                1,122     15.873990            17,812
    Remaining contract charges          2,922,716            --        29,151,664
 2009  Lowest contract charges              1,452     12.427257            18,047
    Highest contract charges               46,652     14.653651           683,623
    Remaining contract charges          2,904,995            --        26,025,544
 2008  Lowest contract charges              1,295      6.372372             8,249
    Highest contract charges              233,332      6.300038         1,470,002
    Remaining contract charges          1,916,205            --        12,139,562

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges         0.09%             --             5.83%
    Highest contract charges           2.75%           2.27%            3.27%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.08%             --             5.84%
    Highest contract charges           2.74%           3.21%            9.19%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (10.82)%
    Highest contract charges           1.66%             --           (11.85)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL BOND HLS
 FUND
 2010  Lowest contract charges         0.24%           1.06%            4.53%
    Highest contract charges           2.75%           0.99%            2.00%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%             --             6.50%
    Highest contract charges           2.72%           2.78%            6.46%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.48%             --            (1.83)%
    Highest contract charges           1.63%             --            (2.93)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2010  Lowest contract charges         0.24%           1.71%           11.07%
    Highest contract charges           2.75%           2.05%            8.39%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.07%             --            25.88%
    Highest contract charges           2.74%           2.48%           35.59%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%             --           (40.20)%
    Highest contract charges           1.62%             --           (40.88)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges         0.50%           1.31%           10.85%
    Highest contract charges           2.50%           0.91%            8.39%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.07%             --            24.27%
    Highest contract charges           2.69%           1.84%           38.00%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.49%             --           (36.64)%
    Highest contract charges           1.64%             --           (37.36)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges              1,137    $15.400798           $17,503
    Highest contract charges                1,354     19.672721            26,642
    Remaining contract charges          6,401,528            --        63,140,706
 2009  Lowest contract charges              1,686     12.642178            21,311
    Highest contract charges                  398     16.565575             6,589
    Remaining contract charges          6,594,913            --        53,510,664
 2008  Lowest contract charges              3,992      5.070685            20,242
    Highest contract charges                2,118      5.011352            10,616
    Remaining contract charges          3,360,971            --        16,944,819
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges              7,721     14.524331           112,139
    Highest contract charges                1,903     16.080226            30,593
    Remaining contract charges         31,069,781            --       294,518,060
 2009  Lowest contract charges              7,204     12.295824            88,575
    Highest contract charges                1,922     13.964315            26,836
    Remaining contract charges         30,738,536            --       248,359,827
 2008  Lowest contract charges             24,290      5.851955           142,147
    Highest contract charges                7,706      5.783494            44,566
    Remaining contract charges         17,658,996            --       102,726,342
AMERICAN FUNDS GROWTH-INCOME HLS
 FUND
 2010  Lowest contract charges                 87     13.441479             1,166
    Highest contract charges                  272     14.134195             3,843
    Remaining contract charges         16,510,323            --       152,366,945
 2009  Lowest contract charges              3,858     12.121401            46,759
    Highest contract charges                  321     13.075097             4,195
    Remaining contract charges         16,706,160            --       139,942,256
 2008  Lowest contract charges             38,156      6.469048           246,835
    Highest contract charges                2,742      6.393426            17,529
    Remaining contract charges          9,395,706            --        60,422,644
AMERICAN FUNDS INTERNATIONAL HLS
 FUND
 2010  Lowest contract charges              6,920     13.207404            91,389
    Highest contract charges                1,067     15.531653            16,570
    Remaining contract charges         21,616,912            --       196,215,872
 2009  Lowest contract charges              5,317     12.377279            65,810
    Highest contract charges                1,066     14.931026            15,911
    Remaining contract charges         19,377,345            --       165,904,278
 2008  Lowest contract charges             40,785      6.059340           247,127
    Highest contract charges                3,324      5.988522            19,905
    Remaining contract charges         10,983,753            --        66,183,244

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges         0.09%             --            21.70%
    Highest contract charges           2.75%           0.02%           18.76%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.08%             --            26.42%
    Highest contract charges           2.74%           0.08%           56.41%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%             --           (49.74)%
    Highest contract charges           1.68%             --           (50.32)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges         0.19%           0.54%           18.01%
    Highest contract charges           2.75%           0.51%           15.15%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%           0.49%           22.96%
    Highest contract charges           2.73%           0.81%           35.25%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%           1.57%          (41.92)%
    Highest contract charges           1.66%           2.12%          (42.59)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GROWTH-INCOME HLS
 FUND
 2010  Lowest contract charges         0.08%           5.47%           10.78%
    Highest contract charges           2.75%           1.19%            8.10%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.08%           1.70%           21.21%
    Highest contract charges           2.74%           2.02%           27.31%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%           2.90%          (36.50)%
    Highest contract charges           1.66%           2.61%          (37.24)%
    Remaining contract charges           --              --               --
AMERICAN FUNDS INTERNATIONAL HLS
 FUND
 2010  Lowest contract charges         0.24%           1.34%            6.60%
    Highest contract charges           2.75%           0.96%            4.02%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            23.77%
    Highest contract charges           2.73%           1.30%           38.88%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%             --           (39.76)%
    Highest contract charges           1.66%             --           (40.47)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2010  Lowest contract charges              1,122    $14.573354           $16,350
    Highest contract charges                  268     17.393936             4,659
    Remaining contract charges          5,974,851            --        62,043,783
 2009  Lowest contract charges              1,943     12.423452            24,136
    Highest contract charges                  274     15.210443             4,163
    Remaining contract charges          5,766,731            --        50,994,691
 2008  Lowest contract charges             13,191      5.973191            78,786
    Highest contract charges                2,200      5.903393            12,990
    Remaining contract charges          3,431,382            --        20,371,118
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO+
 2010  Lowest contract charges             15,806     12.880117           203,578
    Highest contract charges                  699     11.285819             7,891
    Remaining contract charges              7,531            --            95,949
 2009  Lowest contract charges                700     10.875521             7,609
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges            256,690     11.009334         2,825,980
    Highest contract charges                4,542     13.969711            63,447
    Remaining contract charges          1,013,320            --        11,037,077
 2009  Lowest contract charges            227,836      9.674588         2,204,216
    Highest contract charges                4,542     12.505226            56,795
    Remaining contract charges            890,617            --         8,587,396
 2008  Lowest contract charges            104,657      7.906371           827,455
    Highest contract charges                1,643      7.801894            12,820
    Remaining contract charges            334,244            --         2,625,926
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges             41,484     12.150902           504,062
    Highest contract charges                1,912     14.992803            28,670
    Remaining contract charges          6,369,494            --        78,050,957
 2009  Lowest contract charges              1,190     10.872900            12,941
    Highest contract charges                2,013     13.721049            27,614
    Remaining contract charges          6,605,863            --        73,135,719
 2008  Lowest contract charges                  3      8.380467                20
    Highest contract charges                1,718      8.259432            14,193
    Remaining contract charges          3,101,264            --        25,811,550

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2010  Lowest contract charges         0.02%             --            17.19%
    Highest contract charges           2.75%           0.96%           14.36%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.07%             --            24.24%
    Highest contract charges           2.72%           1.49%           45.10%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.50%             --           (40.58)%
    Highest contract charges           1.67%             --           (41.27)%
    Remaining contract charges           --              --               --
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO+
 2010  Lowest contract charges         0.50%           0.67%           18.43%
    Highest contract charges           0.09%           0.26%           12.86%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%           0.15%            8.76%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges         0.85%           2.98%           13.80%
    Highest contract charges           2.70%           2.93%           11.71%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           4.64%           22.36%
    Highest contract charges           2.66%          10.35%           20.12%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%          11.86%          (23.83)%
    Highest contract charges           2.02%          14.59%          (24.64)%
    Remaining contract charges           --              --               --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges         0.50%          16.58%           11.75%
    Highest contract charges           2.75%           5.59%            9.27%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.06%          10.06%            8.73%
    Highest contract charges           2.73%          17.07%           30.67%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            8.63%          (18.64)%
    Highest contract charges           2.06%          18.49%          (19.58)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2010  Lowest contract charges             10,762    $12.243627          $131,765
    Highest contract charges                6,847     13.675170            93,633
    Remaining contract charges          1,598,883            --        15,090,346
 2009  Lowest contract charges                892      8.196534             7,307
    Highest contract charges                6,591     11.965883            78,872
    Remaining contract charges          1,506,460            --        12,261,380
 2008  Lowest contract charges                750      6.945580             5,207
    Highest contract charges                  328      6.845272             2,246
    Remaining contract charges          1,022,258            --         7,059,213
MFS CORE EQUITY SERIES
 2010  Lowest contract charges             82,963     10.501399           871,228
    Highest contract charges                1,228     15.210128            18,684
    Remaining contract charges          2,486,639            --        20,738,508
 2009  Lowest contract charges             96,599      9.044579           873,692
    Highest contract charges                  926     13.344441            12,361
    Remaining contract charges          2,944,978            --        21,372,606
 2008  Lowest contract charges            113,923      6.894720           785,467
    Highest contract charges                6,652      4.343066            28,890
    Remaining contract charges          3,493,546            --        19,479,038
 2007  Lowest contract charges            144,880     11.440100         1,657,443
    Highest contract charges                4,575      7.322856            33,504
    Remaining contract charges          4,477,418            --        41,788,147
 2006  Lowest contract charges            177,574     10.390804         1,845,139
    Highest contract charges               17,958      6.768617           121,551
    Remaining contract charges          5,650,340            --        48,076,603
MFS GROWTH SERIES
 2010  Lowest contract charges             12,060     14.119829           170,288
    Highest contract charges                1,794     15.158747            27,188
    Remaining contract charges          6,925,433            --        56,678,431
 2009  Lowest contract charges             52,581      8.914161           468,713
    Highest contract charges                  541     13.523277             7,310
    Remaining contract charges          7,580,485            --        54,364,945
 2008  Lowest contract charges             31,506      6.530042           205,742
    Highest contract charges               33,254      3.915227           130,196
    Remaining contract charges          7,859,617            --        41,250,932
 2007  Lowest contract charges             18,087     10.523433           190,331
    Highest contract charges               34,717      6.418030           222,816
    Remaining contract charges          8,136,475            --        69,844,780
 2006  Lowest contract charges              9,761      8.758777            85,497
    Highest contract charges                9,758      5.433347            53,019
    Remaining contract charges          7,501,530            --        54,513,853

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2010  Lowest contract charges         0.41%           1.16%           16.83%
    Highest contract charges           2.70%           0.58%           14.29%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           1.15%           18.01%
    Highest contract charges           2.66%           2.43%           15.73%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%           5.29%          (34.12)%
    Highest contract charges           1.96%          20.93%          (34.88)%
    Remaining contract charges           --              --               --
MFS CORE EQUITY SERIES
 2010  Lowest contract charges         0.95%           1.06%           16.11%
    Highest contract charges           2.80%           1.06%           13.98%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.95%           1.71%           31.18%
    Highest contract charges           2.76%             --            28.78%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.95%           0.81%          (39.73)%
    Highest contract charges           2.55%           0.66%          (40.69)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.95%           0.36%           10.10%
    Highest contract charges           2.44%             --             8.35%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.95%           0.45%           12.72%
    Highest contract charges           2.50%           0.51%           10.99%
    Remaining contract charges           --              --               --
MFS GROWTH SERIES
 2010  Lowest contract charges         0.47%             --            14.45%
    Highest contract charges           0.13%             --            12.16%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.25%           36.51%
    Highest contract charges           0.44%             --            33.94%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.20%          (37.95)%
    Highest contract charges           2.56%           0.23%          (39.00)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%             --            20.15%
    Highest contract charges           2.53%             --            18.12%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%             --             6.98%
    Highest contract charges           2.55%             --             5.18%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2010  Lowest contract charges             36,047    $17.177739          $619,213
    Highest contract charges                9,512     14.856419           141,314
    Remaining contract charges          1,550,542            --        22,851,220
 2009  Lowest contract charges             35,935     15.418702           554,069
    Highest contract charges                  136     13.590605             1,847
    Remaining contract charges          1,772,403            --        23,652,771
 2008  Lowest contract charges             40,762     11.782035           480,252
    Highest contract charges                1,324      9.205089            12,191
    Remaining contract charges          2,025,301            --        20,859,552
 2007  Lowest contract charges             42,827     17.942006           768,410
    Highest contract charges                  456     14.258638             6,502
    Remaining contract charges          2,463,233            --        39,032,656
 2006  Lowest contract charges             32,757     16.571538           542,831
    Highest contract charges               51,951     13.415376           696,942
    Remaining contract charges          2,505,774            --        37,102,239
MFS HIGH INCOME SERIES
 2010  Lowest contract charges            142,241     15.745804         2,239,699
    Highest contract charges                7,646     16.828511           128,669
    Remaining contract charges         18,346,801            --       261,063,804
 2009  Lowest contract charges            123,896     13.841030         1,714,852
    Highest contract charges                  670     15.083900            10,110
    Remaining contract charges         19,006,215            --       240,282,105
 2008  Lowest contract charges             81,947      9.590820           785,941
    Highest contract charges               32,355      8.508150           275,278
    Remaining contract charges         14,561,115            --       128,906,697
 2007  Lowest contract charges             81,314     13.526642         1,099,904
    Highest contract charges               17,392     12.205674           212,278
    Remaining contract charges         16,111,786            --       203,342,132
 2006  Lowest contract charges             35,190     13.404996           471,719
    Highest contract charges               12,812     12.303290           157,633
    Remaining contract charges         18,049,680            --       227,987,316
MFS INVESTORS GROWTH STOCK
 SERIES
 2010  Lowest contract charges             17,721      9.547958           169,199
    Highest contract charges                2,228     15.029221            33,486
    Remaining contract charges          6,570,435            --        51,158,840
 2009  Lowest contract charges             32,727      8.561398           280,189
    Highest contract charges                1,892     13.734560            25,982
    Remaining contract charges          8,397,970            --        58,991,585
 2008  Lowest contract charges             21,867      6.187191           135,294
    Highest contract charges               13,842      4.308344            59,636
    Remaining contract charges          9,338,353            --        47,973,722
 2007  Lowest contract charges             18,176      9.884952           179,669
    Highest contract charges                4,336      7.001540            30,357
    Remaining contract charges         11,516,266            --        96,008,577
 2006  Lowest contract charges             11,915      8.952472           106,664
    Highest contract charges              111,400      6.459470           719,585
    Remaining contract charges         13,758,106            --       104,596,592

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS GLOBAL EQUITY SERIES
 2010  Lowest contract charges         0.85%           0.93%           11.41%
    Highest contract charges           2.75%           1.05%            9.31%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           2.21%           30.87%
    Highest contract charges           2.72%           2.92%           28.40%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           1.03%          (34.33)%
    Highest contract charges           2.55%           0.97%          (35.44)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.92%            8.27%
    Highest contract charges           2.49%             --             6.45%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.38%           23.35%
    Highest contract charges           2.50%           0.48%           21.34%
    Remaining contract charges           --              --               --
MFS HIGH INCOME SERIES
 2010  Lowest contract charges         0.85%           6.70%           13.76%
    Highest contract charges           2.80%           1.82%           11.57%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           7.16%           43.85%
    Highest contract charges           0.39%             --            41.08%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           9.07%          (29.10)%
    Highest contract charges           2.55%           9.21%          (30.29)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           5.16%            0.91%
    Highest contract charges           2.54%           6.26%           (0.79)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           6.77%            9.44%
    Highest contract charges           2.53%           6.00%            7.60%
    Remaining contract charges           --              --               --
MFS INVESTORS GROWTH STOCK
 SERIES
 2010  Lowest contract charges         0.85%           0.44%           11.52%
    Highest contract charges           2.75%           0.39%            9.43%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.77%           38.37%
    Highest contract charges           0.48%             --            35.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.59%          (37.41)%
    Highest contract charges           2.55%           0.53%          (38.47)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.29%           10.42%
    Highest contract charges           2.47%             --             8.56%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%             --             6.67%
    Highest contract charges           2.50%             --             4.92%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges              6,688    $13.332258           $89,169
    Highest contract charges                  180     13.620354             2,455
    Remaining contract charges         37,666,591            --       355,369,589
 2009  Lowest contract charges              1,283      9.629790            12,359
    Highest contract charges                2,865     12.614593            36,134
    Remaining contract charges         43,280,600            --       373,390,514
 2008  Lowest contract charges              1,805      7.641920            13,799
    Highest contract charges               54,659      6.595768           360,518
    Remaining contract charges         47,059,890            --       325,461,409
 2007  Lowest contract charges              1,985     11.499748            22,833
    Highest contract charges               40,789     10.111297           412,429
    Remaining contract charges         49,982,729            --       524,446,462
 2006  Lowest contract charges              1,955     10.498556            20,526
    Highest contract charges                5,110      9.403315            48,050
    Remaining contract charges         46,092,124            --       444,747,220
MFS MID CAP GROWTH SERIES
 2010  Lowest contract charges              1,214      6.057099             7,355
    Highest contract charges                4,863     17.714186            86,146
    Remaining contract charges         19,568,366            --       108,349,075
 2009  Lowest contract charges              1,886      4.704525             8,872
    Highest contract charges                1,078     14.057845            15,151
    Remaining contract charges         19,143,673            --        83,324,383
 2008  Lowest contract charges              2,400      3.341523             8,019
    Highest contract charges               61,478      3.136146           192,804
    Remaining contract charges         17,518,894            --        54,961,396
 2007  Lowest contract charges              2,131      6.946753            14,802
    Highest contract charges               46,854      6.642002           311,204
    Remaining contract charges         20,068,856            --       132,442,463
 2006  Lowest contract charges              2,170      6.369800            13,821
    Highest contract charges               15,371      6.204074            95,364
    Remaining contract charges         23,239,468            --       142,267,675
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges             59,390     20.562993         1,221,245
    Highest contract charges                1,021     23.146322            23,623
    Remaining contract charges         19,171,730            --       279,001,973
 2009  Lowest contract charges             49,579     15.211050           754,148
    Highest contract charges                2,817     17.468198            49,202
    Remaining contract charges         23,003,515            --       250,879,055
 2008  Lowest contract charges              1,133      6.771751             7,674
    Highest contract charges               28,258      5.168903           146,061
    Remaining contract charges         25,575,068            --       173,901,841
 2007  Lowest contract charges              1,133     11.223146            12,719
    Highest contract charges               32,858      8.740299           287,190
    Remaining contract charges         27,732,082            --       314,520,332
 2006  Lowest contract charges              1,133     11.007986            12,475
    Highest contract charges                5,672      8.745989            49,607
    Remaining contract charges         28,200,574            --       317,146,091

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges         0.42%           0.75%           10.33%
    Highest contract charges           0.81%             --             8.03%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           1.56%           26.01%
    Highest contract charges           2.74%           1.87%           23.46%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.86%          (33.55)%
    Highest contract charges           2.55%           0.89%          (34.77)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           0.81%            9.54%
    Highest contract charges           2.52%           0.30%            7.53%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.70%           0.49%           12.21%
    Highest contract charges           2.55%           0.43%           10.15%
    Remaining contract charges           --              --               --
MFS MID CAP GROWTH SERIES
 2010  Lowest contract charges         0.70%             --            28.75%
    Highest contract charges           1.83%             --            26.08%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.70%           0.30%           40.79%
    Highest contract charges           0.48%             --            37.93%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (51.90)%
    Highest contract charges           2.56%             --           (52.78)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           0.17%            9.06%
    Highest contract charges           2.53%           0.11%            7.06%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.70%             --             1.83%
    Highest contract charges           2.55%             --             0.04%
    Remaining contract charges           --              --               --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges         0.85%             --            35.19%
    Highest contract charges           1.02%             --            32.58%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%             --            61.80%
    Highest contract charges           2.74%             --            58.76%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.56%             --           (39.66)%
    Highest contract charges           2.56%             --           (40.86)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%             --             1.96%
    Highest contract charges           2.52%             --            (0.07)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%             --            12.59%
    Highest contract charges           2.55%             --            10.36%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges                 90    $12.342474            $1,113
    Highest contract charges               18,040     12.628741           227,826
    Remaining contract charges         78,515,069            --     1,057,862,530
 2009  Lowest contract charges                820     11.280481             9,250
    Highest contract charges                5,617     11.814046            66,361
    Remaining contract charges         88,493,664            --     1,107,925,933
 2008  Lowest contract charges              1,537     11.412340            17,544
    Highest contract charges               56,708     10.592590           600,680
    Remaining contract charges         95,085,559            --     1,036,002,613
 2007  Lowest contract charges              1,537     14.736831            22,655
    Highest contract charges               66,219     13.955001           924,086
    Remaining contract charges        107,412,846            --     1,537,164,417
 2006  Lowest contract charges              1,537     14.218784            21,857
    Highest contract charges               21,901     13.736415           300,845
    Remaining contract charges        101,405,228            --     1,409,933,128
MFS VALUE SERIES
 2010  Lowest contract charges              7,104     13.062233            92,793
    Highest contract charges                  453     13.429849             6,084
    Remaining contract charges         29,233,974            --       378,874,931
 2009  Lowest contract charges              1,881     11.768356            22,131
    Highest contract charges                  653     12.367556             8,075
    Remaining contract charges         28,817,596            --       349,943,669
 2008  Lowest contract charges                  3      7.307428                20
    Highest contract charges               19,867     11.556828           229,601
    Remaining contract charges         22,353,897            --       244,511,044
 2007  Lowest contract charges            606,166     18.846102        11,423,872
    Highest contract charges               12,133     17.585857           213,367
    Remaining contract charges         14,491,570            --       263,347,413
 2006  Lowest contract charges            335,011     17.614057         5,900,899
    Highest contract charges                3,238     16.717946            54,141
    Remaining contract charges          9,960,080            --       170,588,151
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges             13,759     11.529682           158,635
    Highest contract charges                  476     12.135843             5,772
    Remaining contract charges         27,858,852            --       332,642,678
 2009  Lowest contract charges              7,643     10.776388            82,363
    Highest contract charges                1,795     11.587143            20,796
    Remaining contract charges         22,393,189            --       254,563,334
 2008  Lowest contract charges            178,111     10.403409         1,852,971
    Highest contract charges               15,316      9.750337           149,335
    Remaining contract charges         12,465,604            --       124,848,455
 2007  Lowest contract charges             61,019     10.746443           655,732
    Highest contract charges               16,572     10.244550           169,773
    Remaining contract charges          8,494,357            --        88,801,717
 2006  Lowest contract charges             31,625     10.400575           328,908
    Highest contract charges                5,458     10.084786            55,046
    Remaining contract charges          3,419,402            --        34,923,144

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges         0.02%             --             9.30%
    Highest contract charges           2.80%           1.88%            6.90%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.06%             --            12.81%
    Highest contract charges           2.77%             --            14.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.55%           3.11%          (22.56)%
    Highest contract charges           2.56%           3.16%          (24.10)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.51%            3.64%
    Highest contract charges           2.52%           2.00%            1.59%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           2.57%           11.28%
    Highest contract charges           2.55%           2.43%            9.08%
    Remaining contract charges           --              --               --
MFS VALUE SERIES
 2010  Lowest contract charges         0.19%             --            10.88%
    Highest contract charges           0.35%             --             8.46%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --            17.68%
    Highest contract charges           2.73%             --            19.13%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (30.68)%
    Highest contract charges           2.55%           1.34%          (34.28)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.85%            7.00%
    Highest contract charges           2.53%           0.73%            5.19%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.82%           19.82%
    Highest contract charges           2.54%           1.01%           17.80%
    Remaining contract charges           --              --               --
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges         0.19%             --             6.88%
    Highest contract charges           0.35%             --             4.50%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.10%             --             7.76%
    Highest contract charges           2.73%           1.21%           12.77%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           2.28%           (3.19)%
    Highest contract charges           2.55%           3.10%           (4.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.73%            3.33%
    Highest contract charges           2.53%           2.40%            1.58%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           3.58%            3.17%
    Highest contract charges           2.47%             --             1.43%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL
 SERIES
 2010  Lowest contract charges             62,615    $13.637966          $853,940
    Highest contract charges                  463     14.770591             6,842
    Remaining contract charges          4,214,955            --        54,528,778
 2009  Lowest contract charges             73,678     12.412738           914,542
    Highest contract charges                4,005     13.723028            54,959
    Remaining contract charges          4,781,091            --        56,798,875
 2008  Lowest contract charges             76,386      9.566686           730,762
    Highest contract charges               12,734      8.987191           114,441
    Remaining contract charges          5,300,979            --        48,986,965
 2007  Lowest contract charges             67,653     16.749135         1,133,110
    Highest contract charges                5,912     16.005105            94,627
    Remaining contract charges          3,544,005            --        57,819,274
 2006  Lowest contract charges             44,428     14.972071           665,191
    Highest contract charges               20,271     14.564440           295,229
    Remaining contract charges          1,493,065            --        21,981,068
MFS RESEARCH SERIES
 2010  Lowest contract charges          1,283,088     12.357294        15,855,495
    Highest contract charges                  743     14.630500            10,873
    Remaining contract charges          1,648,931            --        19,414,101
 2009  Lowest contract charges          1,416,645     10.753312        15,233,622
    Highest contract charges                1,197      9.903811            11,858
    Remaining contract charges          1,878,169            --        19,381,695
 2008  Lowest contract charges          1,393,518      8.307570        11,576,754
    Highest contract charges                1,453      7.782479            11,306
    Remaining contract charges          1,622,304            --        13,073,167
 2007  Lowest contract charges            880,739     13.109180        11,545,772
    Highest contract charges                1,453     12.491769            18,150
    Remaining contract charges          2,451,347            --        31,202,858
 2006  Lowest contract charges            220,125     11.678964         2,570,827
    Highest contract charges                  278     11.319683             3,151
    Remaining contract charges          1,008,922            --        11,557,689

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS RESEARCH INTERNATIONAL
 SERIES
 2010  Lowest contract charges         0.85%           1.61%            9.87%
    Highest contract charges           0.35%             --             7.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.71%           29.75%
    Highest contract charges           2.69%             --            27.37%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.75%          (42.88)%
    Highest contract charges           2.55%           0.77%          (43.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            11.87%
    Highest contract charges           2.51%             --             9.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.45%           24.50%
    Highest contract charges           2.50%           1.31%           22.46%
    Remaining contract charges           --              --               --
MFS RESEARCH SERIES
 2010  Lowest contract charges         0.85%           0.92%           14.92%
    Highest contract charges           1.47%             --            12.70%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.47%           29.44%
    Highest contract charges           2.55%           1.44%           27.26%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.85%           0.51%          (36.63)%
    Highest contract charges           2.56%           0.53%          (37.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           0.46%           12.25%
    Highest contract charges           2.54%           0.25%           10.35%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.15%            9.54%
    Highest contract charges           2.57%           0.65%            7.70%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES
 V.I. FUND+
 2010  Lowest contract charges              8,378    $12.211586          $102,310
    Highest contract charges                6,488     14.385458            93,333
    Remaining contract charges             38,859            --           562,792
 2009  Lowest contract charges             14,876     10.770930           160,228
    Highest contract charges                6,770     13.965835            94,549
    Remaining contract charges             48,587            --           636,873
 2008  Lowest contract charges             23,304      8.323313           193,966
    Highest contract charges                   77      9.958971               771
    Remaining contract charges             56,162            --           552,089
 2007  Lowest contract charges             26,469     15.610518           413,201
    Highest contract charges                  352     18.866608             6,647
    Remaining contract charges             61,740            --         1,122,414
 2006  Lowest contract charges             14,048     11.564831           162,465
    Highest contract charges                  575     14.117388             8,112
    Remaining contract charges             91,870            --         1,256,730
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2010  Lowest contract charges             14,091      8.922495           125,723
    Highest contract charges                2,929     10.037166            29,396
    Remaining contract charges            109,286            --         1,094,484
 2009  Lowest contract charges             17,555      7.795563           136,850
    Highest contract charges                1,304      8.857504            11,547
    Remaining contract charges            122,778            --         1,073,157
 2008  Lowest contract charges             23,327      6.265303           146,151
    Highest contract charges                1,377      7.190320             9,904
    Remaining contract charges            131,723            --           924,608
 2007  Lowest contract charges             28,308     10.714235           303,292
    Highest contract charges                3,169     12.420009            39,365
    Remaining contract charges            150,100            --         1,815,445
 2006  Lowest contract charges             33,653     10.024557           337,351
    Highest contract charges                6,563     11.737302            77,029
    Remaining contract charges            192,530            --         2,183,611

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES
 V.I. FUND+
 2010  Lowest contract charges         1.40%           3.10%            9.68%
    Highest contract charges           2.35%           3.11%            8.65%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.40%           2.33%           30.86%
    Highest contract charges           2.35%           2.87%           29.63%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.40%           0.37%          (46.68)%
    Highest contract charges           2.43%           0.12%          (47.21)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.39%           1.54%           34.98%
    Highest contract charges           2.40%           0.85%           33.64%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%           0.95%           20.32%
    Highest contract charges           2.40%           0.82%           19.12%
    Remaining contract charges           --              --               --
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2010  Lowest contract charges         1.40%           1.14%           13.88%
    Highest contract charges           2.40%           1.63%           12.75%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.40%           0.01%           24.42%
    Highest contract charges           2.40%           0.01%           23.19%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.41%           0.45%          (41.52)%
    Highest contract charges           2.41%           0.26%          (42.11)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.40%           0.26%            6.88%
    Highest contract charges           2.40%           0.20%            5.82%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%           0.28%            5.72%
    Highest contract charges           2.40%           0.28%            4.67%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I.
 INTERNATIONAL GROWTH EQUITY+
 2010  Lowest contract charges             10,674     $9.777615          $104,367
    Highest contract charges                2,669      9.410090            25,120
    Remaining contract charges             38,212            --           366,947
 2009  Lowest contract charges              1,903      9.018177            17,162
    Highest contract charges                3,549      8.753291            31,064
    Remaining contract charges             40,680            --           361,052
 2008  Lowest contract charges              3,789      6.694338            25,360
    Highest contract charges                3,839      6.553127            25,160
    Remaining contract charges             52,516            --           347,976
 2007  Lowest contract charges              2,874     13.181607            37,881
    Highest contract charges                4,526     13.013987            58,907
    Remaining contract charges             52,167            --           683,159
 2006  Lowest contract charges              2,266     11.675262            26,458
    Highest contract charges                2,238     11.642783            26,059
    Remaining contract charges              3,181            --            37,071
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                271     12.042001             3,261
    Highest contract charges                1,127     20.248660            22,820
    Remaining contract charges          2,510,147            --        29,960,821
 2009  Lowest contract charges                260      9.172671             2,387
    Highest contract charges                  984     15.735172            15,476
    Remaining contract charges          2,779,919            --        25,438,049
 2008  Lowest contract charges            527,554      5.867795         3,095,578
    Highest contract charges                1,565      5.787808             9,059
    Remaining contract charges          1,196,280            --         6,973,520
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges            501,269     10.597346         5,312,120
    Highest contract charges                   53     17.004157               901
    Remaining contract charges          1,063,650            --        11,624,440
 2009  Lowest contract charges            486,226      8.747530         4,253,280
    Highest contract charges                   55     14.297989               782
    Remaining contract charges          1,138,122            --        10,334,056
 2008  Lowest contract charges            220,425      6.339560         1,397,397
    Highest contract charges                2,217      6.860736            15,211
    Remaining contract charges            754,509            --         5,067,852
 2007  Lowest contract charges             50,309     13.831448           695,851
    Highest contract charges                3,139     12.008550            37,690
    Remaining contract charges            200,522            --         2,533,894
 2006  Lowest contract charges             10,884     13.011816           141,625
    Highest contract charges                  263     11.427560             3,002
    Remaining contract charges             49,934            --           593,010

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
INVESCO VAN KAMPEN V. I.
 INTERNATIONAL GROWTH EQUITY+
 2010  Lowest contract charges         1.35%           1.40%            8.42%
    Highest contract charges           2.20%           1.46%            7.50%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           0.72%           34.71%
    Highest contract charges           2.20%           0.85%           33.57%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (49.22)%
    Highest contract charges           2.21%             --           (49.65)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.18%           12.73%
    Highest contract charges           2.18%           0.18%           11.78%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.84%           0.22%           13.79%
    Highest contract charges           1.12%           0.24%           13.55%
    Remaining contract charges           --              --               --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges         0.75%             --            31.28%
    Highest contract charges           2.75%             --            28.68%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.74%             --            56.19%
    Highest contract charges           2.71%             --            53.11%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.22%          (45.31)%
    Highest contract charges           2.06%             --           (45.91)%
    Remaining contract charges           --              --               --
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges         0.85%           0.86%           21.15%
    Highest contract charges           2.72%           0.83%           18.93%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.16%           37.98%
    Highest contract charges           2.71%           1.53%           35.46%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%           0.25%          (39.56)%
    Highest contract charges           2.51%           0.80%          (42.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.67%            6.30%
    Highest contract charges           2.48%           0.50%            5.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.69%             --            16.13%
    Highest contract charges           1.39%             --            15.62%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges             31,697     $8.636505          $273,752
    Highest contract charges                1,448      7.978864            11,549
    Remaining contract charges            103,363            --           865,263
 2009  Lowest contract charges             31,067      6.888948           214,022
    Highest contract charges                1,524      6.437888             9,810
    Remaining contract charges            105,941            --           712,102
 2008  Lowest contract charges             24,979      4.073139           101,745
    Highest contract charges                1,524      3.850448             5,867
    Remaining contract charges            100,951            --           402,966
 2007  Lowest contract charges             35,329      8.525023           301,189
    Highest contract charges                1,679      8.152510            13,685
    Remaining contract charges             59,131            --           495,948
 2006  Lowest contract charges             15,943      7.054447           112,475
    Highest contract charges                  494      6.826646             3,371
    Remaining contract charges              6,651            --            46,530
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges            152,594      5.678500           866,504
    Highest contract charges                  724      5.246144             3,797
    Remaining contract charges            460,330            --         2,528,290
 2009  Lowest contract charges            169,435      4.542372           769,639
    Highest contract charges                2,668      4.244987            11,326
    Remaining contract charges            548,126            --         2,419,912
 2008  Lowest contract charges            190,285      2.719763           517,526
    Highest contract charges                2,997      2.571081             7,707
    Remaining contract charges            656,973            --         1,744,280
 2007  Lowest contract charges            159,138      5.422083           862,854
    Highest contract charges                2,366      5.185166            12,270
    Remaining contract charges            512,272            --         2,723,886
 2006  Lowest contract charges             69,756      4.615129           321,935
    Highest contract charges                1,901      4.464517             8,487
    Remaining contract charges            178,253            --           810,480

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges         1.35%             --            25.37%
    Highest contract charges           2.50%             --            23.94%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            69.13%
    Highest contract charges           2.50%             --            67.20%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.36%           0.07%          (52.22)%
    Highest contract charges           2.51%           0.07%          (52.77)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            20.85%
    Highest contract charges           2.48%             --            19.47%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%             --            12.35%
    Highest contract charges           2.17%             --            11.99%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges         1.35%             --            25.01%
    Highest contract charges           2.50%             --            23.58%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            67.01%
    Highest contract charges           2.50%             --            65.11%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (49.84)%
    Highest contract charges           2.50%             --           (50.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            17.49%
    Highest contract charges           2.49%             --            16.14%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%             --            13.36%
    Highest contract charges           2.54%             --            12.87%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2010  Lowest contract charges             15,328    $12.088848          $185,298
    Highest contract charges                   98     11.168445             1,099
    Remaining contract charges             56,559            --           660,225
 2009  Lowest contract charges             22,700      9.249819           209,974
    Highest contract charges                   67      8.644265               580
    Remaining contract charges             58,414            --           523,676
 2008  Lowest contract charges             22,120      5.858325           129,585
    Highest contract charges                   68      5.538087               377
    Remaining contract charges             52,585            --           299,614
 2007  Lowest contract charges             20,510     11.462786           235,115
    Highest contract charges               12,240     10.998815           134,623
    Remaining contract charges             24,947            --           281,921
 2006  Lowest contract charges                878      9.473026             8,325
    Highest contract charges                4,653      9.167156            42,652
    Remaining contract charges             10,851            --           102,025
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2010  Lowest contract charges             27,767     11.672055           324,102
    Highest contract charges                3,236     10.783596            34,893
    Remaining contract charges             37,184            --           421,410
 2009  Lowest contract charges             29,108     10.869185           316,385
    Highest contract charges                3,375     10.157929            34,284
    Remaining contract charges             42,838            --           453,126
 2008  Lowest contract charges             31,152      9.222830           287,308
    Highest contract charges                3,375      8.718935            29,427
    Remaining contract charges             32,552            --           294,627
 2007  Lowest contract charges             29,963     11.968451           358,613
    Highest contract charges                5,310     11.445540            60,776
    Remaining contract charges             39,600            --           465,514
 2006  Lowest contract charges             19,362     11.704959           226,631
    Highest contract charges                  884     11.323008            10,005
    Remaining contract charges             20,730            --           239,873

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2010  Lowest contract charges         1.35%             --            30.69%
    Highest contract charges           2.46%             --            29.20%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            57.89%
    Highest contract charges           2.43%             --            56.09%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           0.46%          (48.89)%
    Highest contract charges           2.42%           0.72%          (49.48)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.17%           21.00%
    Highest contract charges           2.19%           0.10%           19.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.33%             --            15.63%
    Highest contract charges           2.24%             --            15.26%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2010  Lowest contract charges         1.35%           6.00%            7.39%
    Highest contract charges           2.50%           6.07%            6.16%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           6.93%           17.85%
    Highest contract charges           2.50%           7.04%           16.50%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           2.12%          (22.94)%
    Highest contract charges           2.50%           1.76%          (23.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           6.04%            2.25%
    Highest contract charges           2.48%           6.47%            1.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           5.09%            3.19%
    Highest contract charges           2.49%           4.40%            2.74%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges              6,735    $10.835269           $72,970
    Highest contract charges                4,782     10.134682            48,467
    Remaining contract charges              6,725            --            70,702
 2009  Lowest contract charges              6,489      9.947209            64,543
    Highest contract charges                4,782      9.383400            44,874
    Remaining contract charges              9,310            --            90,432
 2008  Lowest contract charges              6,976      8.123951            56,676
    Highest contract charges                4,782      7.728932            36,962
    Remaining contract charges             12,158            --            96,831
 2007  Lowest contract charges             11,197     13.021131           145,797
    Highest contract charges                4,782     12.494023            59,750
    Remaining contract charges             18,477            --           236,973
 2006  Lowest contract charges             10,595     12.696125           134,511
    Highest contract charges                4,782     12.286164            58,756
    Remaining contract charges             12,246            --           153,386
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges             19,849      9.383033           186,240
    Highest contract charges                  639     15.280537             9,765
    Remaining contract charges            277,636            --         2,604,537
 2009  Lowest contract charges             27,921      8.670403           242,085
    Highest contract charges                  696     14.390901            10,017
    Remaining contract charges            310,075            --         2,731,244
 2008  Lowest contract charges              9,376      6.066067            56,872
    Highest contract charges                  841      5.983369             5,033
    Remaining contract charges            165,156            --           995,237
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges                659     10.440769             6,881
    Highest contract charges                  486     16.244864             7,886
    Remaining contract charges          3,101,709            --        31,987,997
 2009  Lowest contract charges                834      9.091739             7,579
    Highest contract charges                  507     14.431646             7,310
    Remaining contract charges          3,328,830            --        30,054,422
 2008  Lowest contract charges              2,494      6.573235            16,388
    Highest contract charges                  349      6.478219             2,264
    Remaining contract charges          2,409,532            --        15,735,836
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges             13,575      9.879026           134,106
    Highest contract charges                  549     14.593482             8,005
    Remaining contract charges            242,131            --         2,394,903
 2009  Lowest contract charges             16,270      8.602066           139,955
    Highest contract charges                  572     12.950825             7,412
    Remaining contract charges            235,024            --         2,026,776
 2008  Lowest contract charges             10,779      6.777960            73,062
    Highest contract charges                  856      6.688394             5,723
    Remaining contract charges            136,895            --           922,693

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges         1.35%           1.51%            8.93%
    Highest contract charges           2.20%           1.47%            8.01%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           1.91%           22.44%
    Highest contract charges           2.20%           1.73%           21.41%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           0.43%          (37.61)%
    Highest contract charges           2.21%           0.36%          (38.14)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           0.94%            2.56%
    Highest contract charges           2.19%           0.93%            1.69%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           1.64%           10.04%
    Highest contract charges           2.28%           3.10%            9.69%
    Remaining contract charges           --              --               --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges         0.85%             --             8.22%
    Highest contract charges           2.75%             --             6.18%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%             --            42.93%
    Highest contract charges           2.73%             --            40.25%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.69%             --           (44.29)%
    Highest contract charges           2.02%             --           (44.90)%
    Remaining contract charges           --              --               --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges         0.75%           1.24%           14.84%
    Highest contract charges           2.75%           1.22%           12.56%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           2.27%           38.32%
    Highest contract charges           2.68%             --            35.58%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.61%             --           (38.00)%
    Highest contract charges           1.94%             --           (38.72)%
    Remaining contract charges           --              --               --
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges         0.85%           0.67%           14.85%
    Highest contract charges           2.75%           0.89%           12.68%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           1.36%           26.91%
    Highest contract charges           2.68%             --            24.53%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (35.85)%
    Highest contract charges           2.01%             --           (36.53)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 2010  Lowest contract charges                969    $11.274242           $10,920
    Highest contract charges                  189     17.209473             3,246
    Remaining contract charges          2,938,078            --        32,942,776
 2009  Lowest contract charges                782      9.230857             7,218
    Highest contract charges                  223     14.374862             3,202
    Remaining contract charges          3,184,861            --        29,401,330
 2008  Lowest contract charges                  2      6.794283                 8
    Highest contract charges                1,017      6.696166             6,810
    Remaining contract charges          1,595,760            --        10,767,408
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges             20,601      9.625296           198,294
    Highest contract charges                  665      9.199060             6,120
    Remaining contract charges            121,834            --         1,185,042
 2009  Lowest contract charges             20,718      8.455636           175,184
    Highest contract charges                  665      8.211525             5,463
    Remaining contract charges            191,016            --         1,617,684
 2008  Lowest contract charges              2,462      6.366550            15,672
    Highest contract charges                2,234      6.295470            14,066
    Remaining contract charges            166,916            --         1,055,612
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2010  Lowest contract charges              1,407     12.322677            17,335
    Highest contract charges                1,350     17.285592            23,342
    Remaining contract charges          8,771,796            --       107,259,504
 2009  Lowest contract charges              1,340     11.019201            14,769
    Highest contract charges                1,597     15.769223            25,177
    Remaining contract charges          9,267,827            --       101,780,961
 2008  Lowest contract charges                549      7.146244             3,923
    Highest contract charges                2,789      7.042341            19,641
    Remaining contract charges          4,278,892            --        30,367,905
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2010  Lowest contract charges              1,616     10.630143            17,176
    Highest contract charges               12,547     15.440421           193,724
    Remaining contract charges            712,945            --         7,431,858
 2009  Lowest contract charges                466      9.338424             4,355
    Highest contract charges                9,110     13.789621           125,621
    Remaining contract charges            716,590            --         6,600,540
 2008  Lowest contract charges              4,776      6.952999            33,203
    Highest contract charges                7,082      6.877682            48,710
    Remaining contract charges            323,905            --         2,240,123

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 2010  Lowest contract charges         0.75%           0.36%           22.14%
    Highest contract charges           2.75%           0.42%           19.72%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.73%           0.23%           35.86%
    Highest contract charges           2.72%             --            33.18%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (35.50)%
    Highest contract charges           2.06%             --           (36.25)%
    Remaining contract charges           --              --               --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges         0.85%           0.89%           13.83%
    Highest contract charges           2.45%           0.89%           12.03%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           0.36%           31.45%
    Highest contract charges           2.40%           0.16%           29.37%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (40.98)%
    Highest contract charges           1.72%             --           (41.51)%
    Remaining contract charges           --              --               --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2010  Lowest contract charges         0.75%          13.88%           11.83%
    Highest contract charges           2.75%          13.81%            9.62%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.75%           4.65%           54.20%
    Highest contract charges           2.74%             --            51.15%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.62%             --           (30.31)%
    Highest contract charges           2.06%             --           (31.12)%
    Remaining contract charges           --              --               --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2010  Lowest contract charges         0.75%           2.06%           13.83%
    Highest contract charges           2.40%           4.63%           11.97%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.74%             --            34.20%
    Highest contract charges           2.39%             --            32.00%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (32.56)%
    Highest contract charges           1.79%             --           (33.14)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges             25,501     $7.851992          $200,234
    Highest contract charges                  166     13.757115             2,281
    Remaining contract charges            149,491            --         1,211,604
 2009  Lowest contract charges             20,315      7.392382           150,176
    Highest contract charges                  110     13.193438             1,447
    Remaining contract charges            165,790            --         1,247,467
 2008  Lowest contract charges             26,336      5.908142           155,597
    Highest contract charges                9,937      5.844073            58,073
    Remaining contract charges             78,427            --           460,780
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges                206      8.227517             1,691
    Highest contract charges                   38     13.865393               520
    Remaining contract charges            184,305            --         1,527,906
 2009  Lowest contract charges             54,846      7.486362           410,593
    Highest contract charges                5,747     13.002746            74,729
    Remaining contract charges            154,346            --         1,145,284
 2008  Lowest contract charges              7,294      6.102674            44,515
    Highest contract charges               29,191      6.036515           176,211
    Remaining contract charges             98,518            --           598,000
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges              3,795     13.870722            52,641
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges             11,499     10.787046           124,042
    Highest contract charges               10,624     16.801794           178,505
    Remaining contract charges            181,160            --         1,930,721
 2009  Lowest contract charges                680      8.587762             5,838
    Highest contract charges               10,624     13.701124           145,563
    Remaining contract charges            164,899            --         1,409,567
 2008  Lowest contract charges                134      6.604529               885
    Highest contract charges                  892      6.532869             5,824
    Remaining contract charges             96,627            --           635,485
PUTNAM VT VOYAGER
 2010  Lowest contract charges             27,868     15.402708           429,245
    Highest contract charges                2,457     11.118426            27,313
    Remaining contract charges              4,028            --            57,359
 2009  Lowest contract charges                375     12.814702             4,805
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND+
 2010  Lowest contract charges         0.85%           3.41%            6.22%
    Highest contract charges           2.70%           3.38%            4.27%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%             --            25.12%
    Highest contract charges           0.22%             --            22.83%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (44.23)%
    Highest contract charges           1.79%             --           (44.71)%
    Remaining contract charges           --              --               --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges         0.63%             --             9.10%
    Highest contract charges           2.01%             --             7.04%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%             --            23.09%
    Highest contract charges           2.39%             --            21.68%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (41.96)%
    Highest contract charges           1.79%             --           (42.46)%
    Remaining contract charges           --              --               --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges         0.42%           0.53%           13.35%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges         0.53%             --            24.92%
    Highest contract charges           2.70%           0.30%           22.63%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.15%           1.44%           30.03%
    Highest contract charges           0.10%             --            28.03%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.99%             --           (36.02)%
    Highest contract charges           2.00%             --           (36.58)%
    Remaining contract charges           --              --               --
PUTNAM VT VOYAGER
 2010  Lowest contract charges         0.50%           0.89%           20.20%
    Highest contract charges           0.19%             --            11.18%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.02%             --            28.15%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges             30,576    $13.389583          $409,399
    Highest contract charges                  483     10.921139             5,274
    Remaining contract charges              5,642            --            74,646
 2009  Lowest contract charges                 71     11.950208               854
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges            217,331      1.492525           324,371
    Highest contract charges                1,845      1.407108             2,596
    Remaining contract charges            136,228            --           196,302
 2009  Lowest contract charges            235,171      1.414006           332,533
    Highest contract charges                2,110      1.341763             2,832
    Remaining contract charges            123,179            --           168,989
 2008  Lowest contract charges            275,395      0.913715           251,632
    Highest contract charges                2,421      0.872678             2,113
    Remaining contract charges            142,213            --           126,671
 2007  Lowest contract charges            280,099      1.533635           429,569
    Highest contract charges               75,095      1.486316           111,615
    Remaining contract charges             59,298            --            89,393
 2006  Lowest contract charges            278,112      1.416570           393,967
    Highest contract charges              101,311      1.379746           139,783
    Remaining contract charges             78,713            --           110,034
JENNISON PORTFOLIO
 2010  Lowest contract charges             19,478      0.924809            18,013
    Highest contract charges                9,403      0.897947             8,443
    Remaining contract charges             87,753            --            80,194
 2009  Lowest contract charges             22,774      0.873620            19,896
    Highest contract charges                9,789      0.825281             8,079
    Remaining contract charges            107,235            --            90,057
 2008  Lowest contract charges             28,530      0.623193            17,780
    Highest contract charges                9,578      0.592850             5,678
    Remaining contract charges            107,240            --            64,549
 2007  Lowest contract charges             40,296      1.015125            40,906
    Highest contract charges                9,548      0.972493             9,285
    Remaining contract charges            104,361            --           102,811
 2006  Lowest contract charges             48,769      0.925569            45,138
    Highest contract charges                8,437      0.898869             7,584
    Remaining contract charges            122,233            --           110,904

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges         0.50%           0.95%           12.05%
    Highest contract charges           0.09%             --             9.21%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.01%             --            19.50%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges         1.70%             --             5.55%
    Highest contract charges           2.35%             --             4.87%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.70%             --            54.75%
    Highest contract charges           2.35%             --            53.75%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.70%             --           (40.42)%
    Highest contract charges           2.27%             --           (40.81)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.70%           0.12%            8.26%
    Highest contract charges           2.20%           0.11%            7.72%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.70%             --            11.70%
    Highest contract charges           2.20%             --            11.14%
    Remaining contract charges           --              --               --
JENNISON PORTFOLIO
 2010  Lowest contract charges         2.05%           0.02%            9.19%
    Highest contract charges           2.40%           0.02%            8.81%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.70%           0.29%           40.19%
    Highest contract charges           2.40%           0.28%           39.21%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.71%           0.07%          (38.61)%
    Highest contract charges           2.40%           0.07%          (39.04)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.70%             --             9.68%
    Highest contract charges           2.22%             --             8.91%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.70%             --             0.34%
    Highest contract charges           2.25%             --             0.89%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges            180,847     $1.217103          $220,109
    Highest contract charges               56,420      1.176590            66,383
    Remaining contract charges             32,145            --            38,561
 2009  Lowest contract charges            180,847      1.091807           197,450
    Highest contract charges               56,813      1.059167            60,174
    Remaining contract charges             32,144            --            34,643
 2008  Lowest contract charges            180,847      0.785419           142,041
    Highest contract charges                7,122      0.750512             5,345
    Remaining contract charges            116,832            --            89,712
 2007  Lowest contract charges            182,958      1.390767           254,453
    Highest contract charges               84,887      1.358682           115,334
    Remaining contract charges             33,808            --            46,551
 2006  Lowest contract charges            197,573      1.375746           271,810
    Highest contract charges               12,093      1.340654            16,212
    Remaining contract charges            130,756            --           176,875
INVESCO VAN KAMPEN V. I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges          2,966,137     10.023866        29,732,157
    Highest contract charges                3,445     13.657326            47,051
    Remaining contract charges          2,247,787            --        26,140,740
 2009  Lowest contract charges          2,913,294      9.010887        26,251,360
    Highest contract charges                3,102     12.506409            38,799
    Remaining contract charges          2,220,144            --        23,586,123
 2008  Lowest contract charges          1,412,074      7.322402        10,339,781
    Highest contract charges               12,985     10.893737           141,450
    Remaining contract charges          1,519,872            --        14,140,805
 2007  Lowest contract charges            142,453     17.229559         2,454,422
    Highest contract charges               13,046     16.476878           214,953
    Remaining contract charges            538,508            --         9,088,529
 2006  Lowest contract charges             67,735     17.033843         1,153,807
    Highest contract charges                2,202     16.478091            36,278
    Remaining contract charges            175,473            --         2,943,724

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges         1.70%           0.33%           11.48%
    Highest contract charges           2.05%           0.34%           11.09%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.70%           1.65%           39.01%
    Highest contract charges           2.05%           1.74%           38.52%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.71%           1.40%          (43.53)%
    Highest contract charges           2.33%           1.75%          (43.89)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.70%           0.99%            1.09%
    Highest contract charges           2.05%           0.98%            0.74%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.70%           1.05%           17.41%
    Highest contract charges           2.20%           0.98%           16.83%
    Remaining contract charges           --              --               --
INVESCO VAN KAMPEN V. I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges         0.85%           0.10%           11.24%
    Highest contract charges           2.70%           0.10%            9.20%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.85%           3.58%           23.06%
    Highest contract charges           2.66%           4.54%           20.80%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.70%             --           (30.20)%
    Highest contract charges           2.51%           1.86%          (33.89)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           1.05%            1.15%
    Highest contract charges           2.47%           0.77%           (0.01)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%             --            11.24%
    Highest contract charges           2.51%             --            10.75%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I.
 COMSTOCK FUND+
 2010  Lowest contract charges             40,554    $14.988434          $607,842
    Highest contract charges                4,933     13.925507            68,697
    Remaining contract charges            166,444            --         2,428,597
 2009  Lowest contract charges             44,467     13.131153           583,898
    Highest contract charges                5,612     12.341037            69,255
    Remaining contract charges            175,954            --         2,257,818
 2008  Lowest contract charges             46,643     10.365093           483,467
    Highest contract charges                7,078      9.854026            69,742
    Remaining contract charges            189,730            --         1,929,297
 2007  Lowest contract charges             47,232     16.364834           772,953
    Highest contract charges                2,977     15.738155            46,847
    Remaining contract charges            197,225            --         3,177,705
 2006  Lowest contract charges             17,638     16.982646           299,538
    Highest contract charges                1,726     16.521234            28,517
    Remaining contract charges             72,081            --         1,210,341
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges             53,282      1.247548            66,471
    Highest contract charges                5,477      1.134366             6,213
    Remaining contract charges            837,122            --           986,288
 2009  Lowest contract charges             64,071      1.116172            71,515
    Highest contract charges                7,395      1.026647             7,592
    Remaining contract charges            911,144            --           967,117
 2008  Lowest contract charges             73,957      0.979889            72,469
    Highest contract charges                9,232      0.911719             8,417
    Remaining contract charges          1,104,680            --         1,035,283
 2007  Lowest contract charges             79,356      1.401139           111,189
    Highest contract charges                9,821      1.318773            12,951
    Remaining contract charges          1,498,461            --         2,020,935
 2006  Lowest contract charges             83,812      1.319922           110,626
    Highest contract charges                7,826      1.256694             9,835
    Remaining contract charges          1,405,459            --         1,798,147

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
INVESCO VAN KAMPEN V. I.
 COMSTOCK FUND+
 2010  Lowest contract charges         1.35%           0.13%           14.14%
    Highest contract charges           2.50%           0.14%           12.84%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           4.32%           26.69%
    Highest contract charges           2.50%           4.20%           25.24%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           2.35%          (36.66)%
    Highest contract charges           2.48%           2.53%          (37.39)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           1.17%           (3.64)%
    Highest contract charges           2.48%           1.30%           (4.74)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.34%             --            11.38%
    Highest contract charges           2.49%             --            10.90%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges         1.35%           1.73%           11.77%
    Highest contract charges           2.50%           1.74%           10.49%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           2.04%           13.91%
    Highest contract charges           2.50%           2.02%           12.61%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           2.44%          (30.07)%
    Highest contract charges           2.51%           2.45%          (30.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           2.23%            6.15%
    Highest contract charges           2.49%           2.30%            4.94%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%           2.33%           10.64%
    Highest contract charges           2.51%           2.09%            9.37%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges            826,073     $1.465421        $1,210,545
    Highest contract charges               97,934      1.332467           130,494
    Remaining contract charges          3,733,927            --         5,255,920
 2009  Lowest contract charges            719,426      1.387455           998,171
    Highest contract charges              133,943      1.276163           170,934
    Remaining contract charges          4,094,761            --         6,127,573
 2008  Lowest contract charges            786,678      1.255427           987,618
    Highest contract charges              135,976      1.168078           158,830
    Remaining contract charges          4,690,166            --         5,635,840
 2007  Lowest contract charges            513,824      1.242914           638,640
    Highest contract charges               94,812      1.169807           110,912
    Remaining contract charges          5,631,899            --         6,736,250
 2006  Lowest contract charges            212,602      1.186333           252,216
    Highest contract charges              126,709      1.129473           143,115
    Remaining contract charges          4,844,225            --         5,563,099
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges            713,016      1.156101           824,318
    Highest contract charges               47,383      1.051224            49,810
    Remaining contract charges          2,280,619            --         2,545,137
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges             28,300     12.193157           345,066
    Highest contract charges                5,463     12.120069            66,206
    Remaining contract charges            121,327            --         1,475,138
 2009  Lowest contract charges            325,244      1.000862           325,524
    Highest contract charges               65,383      0.920576            60,190
    Remaining contract charges          1,523,264            --         1,470,430
 2008  Lowest contract charges            335,265      0.900500           301,906
    Highest contract charges               73,796      0.837840            61,830
    Remaining contract charges          1,510,309            --         1,312,162
 2007  Lowest contract charges            354,945      1.612897           572,491
    Highest contract charges               68,734      1.518073           104,343
    Remaining contract charges          1,555,950            --         2,430,879
 2006  Lowest contract charges            215,217      1.451008           312,279
    Highest contract charges               98,715      1.381485           136,374
    Remaining contract charges          1,632,694            --         2,305,249

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges         1.35%           3.37%            5.62%
    Highest contract charges           2.50%           3.42%            4.41%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           4.52%           10.52%
    Highest contract charges           2.50%           4.51%            9.25%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           4.81%            1.01%
    Highest contract charges           2.50%           4.81%           (0.15)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           4.57%            4.77%
    Highest contract charges           2.49%           4.56%            3.57%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%           4.40%            2.46%
    Highest contract charges           2.50%           4.32%            1.29%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges         1.35%           0.53%           12.30%
    Highest contract charges           2.50%           0.79%           11.02%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges         0.61%             --            21.93%
    Highest contract charges           1.14%             --            21.20%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           3.20%           11.15%
    Highest contract charges           2.50%           3.01%            9.88%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%           2.05%          (44.17)%
    Highest contract charges           2.51%           1.98%          (44.81)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.01%           11.16%
    Highest contract charges           2.49%           0.01%            9.89%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%           2.17%           19.19%
    Highest contract charges           2.50%           1.97%           17.83%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2010  Lowest contract charges            412,757     $1.719780          $709,851
    Highest contract charges               39,521      1.563785            61,802
    Remaining contract charges          1,496,776            --         2,503,143
 2009  Lowest contract charges            441,999      1.375020           607,757
    Highest contract charges               42,489      1.264746            53,737
    Remaining contract charges          1,814,397            --         2,388,492
 2008  Lowest contract charges            511,452      0.913021           466,966
    Highest contract charges               51,821      0.849501            44,022
    Remaining contract charges          2,006,949            --         1,760,946
 2007  Lowest contract charges            386,686      1.579875           610,915
    Highest contract charges               56,091      1.486979            83,406
    Remaining contract charges          1,844,855            --         2,814,115
 2006  Lowest contract charges            198,324      1.407013           279,043
    Highest contract charges               76,708      1.339585           102,757
    Remaining contract charges          1,808,913            --         2,470,551
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges             14,457     15.612951           225,719
    Highest contract charges               15,141     18.480499           279,811
    Remaining contract charges             91,745            --         1,384,824
 2009  Lowest contract charges              7,617     11.675368            88,936
    Highest contract charges                1,990     13.972442            27,807
    Remaining contract charges            101,800            --         1,155,478
 2008  Lowest contract charges              7,533      8.434447            63,536
    Highest contract charges               31,236      8.181197           255,548
    Remaining contract charges             74,480            --           616,271
 2007  Lowest contract charges              6,357     15.364252            97,673
    Highest contract charges               19,993     15.030356           300,495
    Remaining contract charges             26,993            --           409,785
 2006  Lowest contract charges              1,515     12.730894            19,293
    Highest contract charges                9,817     12.560463           123,302
    Remaining contract charges             22,075            --           278,970

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2010  Lowest contract charges         1.35%             --            25.07%
    Highest contract charges           2.50%             --            23.64%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            50.60%
    Highest contract charges           2.50%             --            48.88%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (42.21)%
    Highest contract charges           2.51%             --           (42.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            12.29%
    Highest contract charges           2.50%             --            11.00%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%             --            21.11%
    Highest contract charges           2.50%             --            19.72%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges         1.35%             --            33.73%
    Highest contract charges           2.45%             --            32.26%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%             --            38.43%
    Highest contract charges           2.41%             --            36.91%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (45.10)%
    Highest contract charges           2.20%             --           (45.57)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            20.69%
    Highest contract charges           2.18%             --            19.66%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.35%             --            13.11%
    Highest contract charges           2.20%             --            12.15%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges             11,329    $13.537143          $153,356
    Highest contract charges                8,581     12.909634           110,779
    Remaining contract charges             24,428            --           323,539
 2009  Lowest contract charges             10,648     11.702245           124,605
    Highest contract charges               10,380     11.255012           116,826
    Remaining contract charges             28,340            --           325,051
 2008  Lowest contract charges             10,643      7.404895            78,813
    Highest contract charges               13,317      7.182592            95,649
    Remaining contract charges             54,093            --           394,052
 2007  Lowest contract charges              4,045     13.535596            54,749
    Highest contract charges                  997     13.139235            13,097
    Remaining contract charges             60,582            --           808,936
 2006  Lowest contract charges             12,987     13.749766           178,569
    Highest contract charges               22,683     13.630438           309,177
    Remaining contract charges             30,232            --           414,141
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2010  Lowest contract charges             10,016     13.295704           133,170
    Highest contract charges                2,164     12.679284            27,443
    Remaining contract charges             11,383            --           147,176
 2009  Lowest contract charges              1,244     10.740753            13,365
    Highest contract charges                  964     10.473260            10,091
    Remaining contract charges             11,687            --           124,391
 2008  Lowest contract charges              1,244      7.391000             9,197
    Highest contract charges                2,625      7.246621            19,021
    Remaining contract charges             12,134            --            89,039
 2007  Lowest contract charges              1,377     12.641519            17,400
    Highest contract charges                  972     12.366753            12,016
    Remaining contract charges              1,998            --            24,930
 2006  Lowest contract charges                918     11.921222            10,943
    Highest contract charges                  885     11.855245            10,493
    Remaining contract charges                558            --             6,646
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges                 33     12.266435               407
    Highest contract charges                2,110     12.210912            25,768
    Remaining contract charges              2,195            --            26,841

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges         1.35%           1.48%           15.68%
    Highest contract charges           2.20%           1.59%           14.70%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.35%           1.22%           58.03%
    Highest contract charges           2.20%           1.30%           56.70%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.35%             --           (45.29)%
    Highest contract charges           2.20%             --           (45.76)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.03%           (2.02)%
    Highest contract charges           2.49%             --            (3.14)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.65%             --            13.83%
    Highest contract charges           2.20%             --            13.21%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2010  Lowest contract charges         0.50%             --            22.10%
    Highest contract charges           2.20%           0.55%           21.06%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.65%             --            45.32%
    Highest contract charges           2.21%             --            44.53%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.64%           2.49%          (41.08)%
    Highest contract charges           2.19%           2.73%          (41.40)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.33%           0.73%            5.21%
    Highest contract charges           2.19%           0.60%            4.32%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.85%             --            10.16%
    Highest contract charges           2.20%             --             9.78%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges         0.54%             --            22.66%
    Highest contract charges           1.07%             --            22.11%
    Remaining contract charges           --              --               --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#    Rounded unit values

+    See parenthetical for this Sub-Account in Note 1.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable), Annual Maintenance Fees and Distribution Charges assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.10% to 1.55% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the Sub-Account's average daily net assets for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.75%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios to a maximum charge of 1.50%. The Company also offers a Return of Premium Death Benefit rider. This charge is based on a percentage of premium payments adjusted for surrenders on each contract anniversary. The current rider charge is 0.30%. The Company has a right to increase this charge up to a maximum of 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

DISTRIBUTION CHARGE:

    A Distribution Charge of 0.75% may be charged to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment. There are no distribution charges for the year ended December 31, 2010.

    This charge is a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATUTORY-BASIS FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT

Years Ended December 31, 2010 and 2009 and 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                             F-3
STATUTORY-BASIS FINANCIAL STATEMENTS:
 Statements of Admitted Assets, Liabilities and Capital and              F-4
  Surplus
 Statements of Operations                                                F-5
 Statements of Changes in Capital and Surplus                            F-6
 Statements of Cash Flows                                                F-7
 Notes to Statutory-Basis Financial Statements                           F-8

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte & Touche LLP
April 11, 2011                  MEMBER OF
                                DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                AS OF DECEMBER 31,
                                             2010                 2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $9,692,232           $8,596,645
 Common and preferred stocks                   758,303            1,185,816
 Mortgage loans                                436,752              490,227
 Real estate                                    26,632               27,644
 Contract loans                                364,509              352,829
 Cash and short-term investments             1,573,473            1,582,479
 Derivatives                                   865,863              324,260
 Other invested assets                         266,361              398,313
                                        --------------       --------------
   TOTAL CASH AND INVESTED ASSETS           13,984,125           12,958,213
                                        --------------       --------------
 Investment income due and
  accrued                                      101,421              157,065
 Amounts receivable for
  reinsurance                                  129,186              707,096
 Federal income taxes recoverable              307,272                   --
 Deferred tax asset                            544,413              401,530
 Receivables from parent,
  subsidiaries and affiliates                   26,596               20,453
 Other assets                                  113,920               82,951
 Separate Account assets                    58,419,988           59,079,204
                                        --------------       --------------
            TOTAL ADMITTED ASSETS          $73,626,921          $73,406,512
                                        --------------       --------------
LIABILITIES
 Aggregate reserves future
  benefits                                  $8,789,732           $8,133,755
 Liability for deposit type
  contracts                                     67,566               70,613
 Policy and contract claim
  liabilities                                   41,643               33,983
 Asset valuation reserve                        16,559               25,564
 Interest Maintenance Reserve                   43,796                   --
 Payable to parent, subsidiaries
  or affiliates                                 45,866               46,166
 Accrued expense allowances and
  other amounts
  Due from Separate Account                 (1,301,618)          (1,612,929)
  Federal income tax due or
   accrued                                          --               97,107
 Funds held under reinsurance
  treaties with unauthorized
  reinsurers                                 1,999,769            2,154,318
 Collateral on derivatives                     714,454              243,255
 Other liabilities                             726,627            1,049,875
 Separate Account liabilities               58,419,988           59,079,204
                                        --------------       --------------
                TOTAL LIABILITIES           69,564,382           69,320,911
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares
  authorized, 2,000 shares issued
  and outstanding                                2,500                2,500
 Aggregate write-ins for other
  than special surplus funds                   182,105              189,963
 Gross paid-in and contributed
  surplus                                    2,890,696            2,889,208
 Aggregate write-ins for special
  surplus funds                                181,471              266,358
 Unassigned funds                              805,767              737,572
                                        --------------       --------------
        TOTAL CAPITAL AND SURPLUS            4,062,539            4,085,601
                                        --------------       --------------
   TOTAL LIABILITIES, CAPITAL AND
                          SURPLUS          $73,626,921          $73,406,512
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                    $1,110,040         $(55,103,285)          $9,352,507
 Net investment income                                                     651,852              507,049              376,034
 Commissions and expense allowances on reinsurance ceded                    90,334              210,712              229,723
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Fee income                                                              1,452,299            1,345,461            1,602,040
 Other revenues                                                             26,437                9,945               71,925
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES      (3,014,653)           3,522,924           11,614,068
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                                696,946              617,438              648,881
 Disability and other benefits                                               9,295                9,760                9,181
 Surrenders and other fund withdrawals                                     283,346            5,401,796            9,965,053
 Commissions                                                               509,399              540,146              834,850
 Increase (decrease) in aggregate reserves for life and accident
  and health policies                                                      648,536           (2,639,943)           4,809,456
 General insurance expenses                                                367,575              398,688              448,657
 Net transfers from Separate Account                                    (6,144,421)          (3,807,521)          (1,671,681)
 Modified coinsurance adjustment on reinsurance assumed                   (236,816)            (227,647)            (339,634)
 Other expenses                                                            148,320              104,817               99,317
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES      (3,717,820)             397,534           14,804,080
                                                                    --------------       --------------       --------------
 Net gain (loss) from operations before federal income tax expense         703,167            3,125,390           (3,190,012)
 Federal income tax (benefit) expense                                      (65,495)             446,708             (245,745)
                                                                    --------------       --------------       --------------
                                   NET GAIN (LOSS) FROM OPERATIONS         768,662            2,678,682           (2,944,267)
                                                                    --------------       --------------       --------------
 Net realized capital (losses) gains, after tax                           (688,718)            (270,071)             961,162
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)         $79,944           $2,408,611          $(1,983,105)
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2010                2009                2008
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, beginning and end of year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Balance, beginning of year                                                2,889,208           1,692,530           1,483,869
 Capital contribution                                                          1,488           1,196,678             208,661
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,890,696           2,889,208           1,692,530
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  189,963             497,354             194,430
 (Loss) gain on inforce reinsurance                                           (7,858)             (7,777)              3,310
 Permitted practice DTA                                                           --            (299,614)            299,614
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        182,105             189,963             497,354
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  266,358                  --                  --
 Change to additional admitted deferred tax asset                            (84,887)            266,358                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        181,471             266,358                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, beginning of year                                                  737,572             (14,526)            875,789
 Net income (loss)                                                            79,944           2,408,611          (1,983,105)
 Change in net unrealized capital (losses) gains on common stocks and
  other invested assets                                                     (342,230)         (1,127,255)            731,679
 Change in net unrealized foreign exchange capital gains (losses)            151,724              31,071             (34,794)
 Change in net deferred income tax                                            47,041            (424,460)            669,251
 Change in asset valuation reserve                                             9,005             (19,560)             40,851
 Change in non-admitted assets                                               211,753            (405,548)           (182,691)
 Change in reserve on account of change in valuation basis                        --                  --              23,935
 Cumulative effect of change in accounting principles                             --              (5,644)                 --
 Change in liability for reinsurance in unauthorized companies                 4,737              (4,731)                559
 Cumulative effect of permitted practice DTA                                      --             299,614                  --
 Dividends to stockholder                                                    (72,000)                 --            (156,000)
 Correction of prior year error                                              (21,779)                 --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        805,767             737,572             (14,526)
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 Balance, end of year                                                     $4,062,539          $4,085,601          $2,177,858
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                                    $1,167,275         $(55,110,502)          $9,351,978
 Net investment income                                                     763,046              492,876              408,199
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Miscellaneous income                                                    1,553,382            1,567,209            1,904,094
                                                                    --------------       --------------       --------------
  Total income                                                          (2,861,912)           3,502,625           11,646,110
                                                                    --------------       --------------       --------------
 Benefits paid                                                             549,412            6,195,957           10,733,727
 Federal income tax payments (recoveries)                                  363,856              174,428              (96,263)
 Net transfers from separate accounts                                   (6,455,732)          (3,836,677)          (1,671,681)
 Other expenses (benefits)                                                 327,669            2,346,022           (2,295,760)
                                                                    --------------       --------------       --------------
  Total benefits and expenses                                           (5,214,795)           4,879,730            6,670,023
                                                                    --------------       --------------       --------------
                         NET CASH PROVIDED BY OPERATING ACTIVITIES       2,352,883           (1,377,105)           4,976,087
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                                   5,961,462            7,400,338              779,818
 Common and preferred stocks                                               133,591                6,812               38,676
 Mortgage loans                                                             82,742              124,749               17,014
 Derivatives and other                                                     600,108            1,657,337              878,786
                                                                    --------------       --------------       --------------
  Total investment proceeds                                              6,777,903            9,189,236            1,714,294
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   6,988,481            7,675,090            3,706,708
 Common and preferred stocks                                                51,046            1,824,388               19,943
 Mortgage loans                                                             33,125               51,678              278,706
 Real estate                                                                   107                   --                   --
 Derivatives and other                                                   1,755,491              297,106            1,529,747
                                                                    --------------       --------------       --------------
  Total investments acquired                                             8,828,250            9,848,262            5,535,104
                                                                    --------------       --------------       --------------
 Net increase (decrease) in contract loans                                  11,680               (2,091)              11,147
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES      (2,062,027)            (656,935)          (3,831,957)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                           --              486,062              208,661
 Dividends to stockholder                                                  (72,000)                  --             (156,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                              (154,549)           1,140,679            1,013,639
 Net other cash (used) provided                                            (73,313)            (336,375)            (449,560)
                                                                    --------------       --------------       --------------
                     NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                          MISCELLANEOUS ACTIVITIES        (299,862)           1,290,366              616,740
                                                                    --------------       --------------       --------------
 Net increase in cash and short-term investments                            (9,006)            (743,674)           1,760,870
 Cash and short-term investments, beginning of year                      1,582,479            2,326,153              565,283
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,573,473           $1,582,479           $2,326,153
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from Hartford Life Insurance Company to
  settle intercompany balances related to stock compensation                 1,488                4,541                3,815
 Capital contribution of subsidiary from Hartford Life insurance
  Company                                                                       --            1,406,075                   --
 Distribution of White River Life Reinsurance Company shares to
  Hartford Life Insurance Company                                               --             (700,000)                  --
Stocks: subsidiary Hartford Life, Ltd. contributed to subsidiary
 Hartford Life International, Ltd.                                          29,472                   --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2010 AND 2009 AND 2008
(DOLLAR AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly -- owned subsidiary based in Bermuda, to Hartford Life International, Ltd, also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2008, the Company received approval from the Department to utilize a permitted practice to modify the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain its risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                             2010                2009                 2008
                                                                         -------------       -------------       --------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                                  $79,944           $2408,611          $(1,983,105)
State prescribed practice:
Reinsurance reserve credit                                                       3,087             153,169             (142,389)
                                                                         -------------       -------------       --------------
                                            NET INCOME (LOSS), NAIC SAP        $83,031          $2,561,780          $(2,125,494)
                                                                         -------------       -------------       --------------
Statutory capital and surplus, State of Connecticut Basis                   $4,062,539          $4,085,601           $2,177,858
State permitted and prescribed practice:
Reinsurance reserve credit -- prescribed practice                             (234,315)           (237,402)            (390,571)
Deferred income taxes -- permitted practice                                         --                  --             (299,614)
                                                                         -------------       -------------       --------------
                                STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $3,828,224          $3,848,199           $1,487,673
                                                                         -------------       -------------       --------------

The Company does not follow any other permitted or prescribed statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments, valuation of derivatives and contingencies relating to corporate litigation and regulatory matters Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed and permitted by the Department are different in certain material respects from accounting principles generally accepted in the Unites States of America ("GAAP"). The more significant differences are:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred for statutory purposes rather than amortized to income as premiums are earned or in relation to gross profits of the underlying policies for GAAP purposes.

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 6 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a

     GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised ( Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of stockholder's equity,

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the statutory-basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory-basis results of operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of stockholder equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, GAAP basis net income (loss) and stockholder's equity for the Company are as follows:

                                 2010          2009               2008
--------------------------------------------------------------------------------
Net income (loss)                $490,291     $(520,467)        $(2,431,996)
Stockholder's equity            3,928,046     3,562,235           1,543,717

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

As of December 31, 2010 and 2009, the Company had $16,735,685 and $15,982,557
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2010 and 2009 totaled $75,161 and $70,973, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2010 (including general and Separate Account liabilities) are as follows:

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal with
 fair value adjustment
 In a lump sum reflecting changes in              $1,748,888           3.01  %
  interest rates or asset values
 In installments over 5 years or more, with
  or w/o reduction in interest rates
  At book value less current surrender               385,881           0.67  %
   charge of 5% or more
  At fair value                                   53,269,229          91.83  %
                                              --------------       --------  ---
      TOTAL WITH ADJUSTMENT OR AT FAIR VALUE      55,403,998          95.51  %
                                              --------------       --------  ---
 At book value without adjustment (minimal
  or no charge or adjustment)
  In a lump sum without adjustment                 1,311,559           2.26  %
  Installments over less than 5 years                     --           0.00  %
  In a lump sum subject to a fixed surrender         891,217           1.54  %
   charge of less than 5%
  In a lump sum subject to surrender charge               --           0.00  %
  All others                                              --           0.00  %
  Not subject to discretionary withdrawal            404,733           0.70  %
                                              --------------       --------  ---
Total (Gross)                                     58,011,507         100.00  %
Reinsurance ceded                                    159,982
                                              --------------
                                 TOTAL (NET)     $57,851,525
                                              --------------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
 Life and Accident & Health Annual
  Statement:
  Exhibit 5, Annuities Section, Total (net)       $4,404,910
  Exhibit 5, Supplementary Contract Section,           3,987
   Total (net)
  Exhibit 7, Deposit-Type Contracts Section,          67,566
   Column 1, Line 14
                                              --------------
                                    SUBTOTAL       4,476,463
 Separate Account Annual Statement:
  Exhibit 3, Column 2, Total line                 53,375,062
  Exhibit 3, Column 2, Total line                         --
  Policyholder dividend and coupon                        --
   accumulations
  Policyholder premiums                                   --
  Guaranteed interest contracts                           --
  Other contract deposit funds, Exhibit 4,                --
   Line 9
                                              --------------
                                    SUBTOTAL      53,375,062
                                              --------------
                              COMBINED TOTAL     $57,851,525
                                              --------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,559 and $25,564 as of December 31, 2010 and 2009, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2010 and 2009 were $43,796, and $(9,037) respectively. The 2010 IMR balance was included as a component of other liabilities on the Statement of Admitted Assets, Liabilities and Surplus. The 2009 IMR balance was an asset balance and was reflected as a component of nonadmitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains and (losses) captured in the IMR, net of taxes, in 2010, 2009, and 2008 were $67,930, $(3,242) and $(3,339), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2010, 2009, and 2008 included in the Company's Statements of Operations, was $15,097, $(1,370) and $(484), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 -- Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $16,192, $110,124 and $92,544 for the years ended December 31, 2010, 2009 and 2008, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $0, $16,593 and $20,786 for the years ended December 31, 2010, 2009 and 2008, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2010, 2009 and 2008, the Company had impaired mortgage loans with a related allowance for credit losses of $2,561, $42,212 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut Insurance Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, and updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2010 and 2009 was an increase of $181,471 and $266,358, respectively, in net admitted deferred tax assets with a corresponding increase of $181,471 and $266,358 in surplus in aggregate write-ins for special surplus funds which is included in the Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2010 and 2009, respectively. (See Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investments. The implementation of SSAP No. 43 --Revised negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377 in 2009.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                             2010        2009        2008
--------------------------------------------------------------------------------
Interest income from bonds and              $469,730    $440,304    $343,501
 short-term investments
Interest income from contract loans           20,360      22,025      22,535
Interest income from mortgage loans           27,189      31,264      26,596
Interest and dividends from other            150,668      21,271      (9,818)
 investments
                                          ----------  ----------  ----------
Gross investment income                      667,947     514,864     382,814
Less: investment expenses                     16,095       7,815       6,780
                                          ----------  ----------  ----------
                   NET INVESTMENT INCOME    $651,852    $507,049    $376,034
                                          ----------  ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $442,646         $258,827          $89,940
Gross unrealized capital
 losses                           (195,775)        (400,588)        (981,592)
                               -----------      -----------      -----------
Net unrealized capital gains
 (losses)                          246,871         (141,761)        (891,652)
Balance, beginning of year        (141,761)        (891,652)         (65,887)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL GAINS (LOSSES) ON
         BONDS AND SHORT TERM
                  INVESTMENTS     $388,632         $749,891        $(825,765)
                               -----------      -----------      -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                              $2,105          $32,641             $245
Gross unrealized capital
 losses                           (337,773)         (49,799)        (157,708)
                               -----------      -----------      -----------
Net unrealized capital losses     (335,668)         (17,158)        (157,463)
Balance, beginning of year         (17,158)        (157,463)         (54,290)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL (LOSSES) GAINS ON
  COMMON STOCKS AND PREFERRED
                       STOCKS    $(318,510)        $140,305        $(103,173)
                               -----------      -----------      -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $57,289        $(102,510)       $(103,639)
Common stocks                           10             (611)            (784)
Preferred stocks                        --          (12,733)         (27,428)
Mortgage loans                     (43,549)          (5,911)            (733)
Derivatives                       (614,797)        (148,011)         988,040
Other invested assets                5,232           (4,599)         108,578
Realized capital (losses)
 gains                            (595,815)        (274,375)         964,034
Capital gains tax (benefit)         24,973           (1,062)            (467)
Net realized capital (losses)
 gains, after tax                 (620,788)        (273,313)         964,501
Less: amounts transferred to
 IMR                                67,930           (3,242)           3,339
                               -----------      -----------      -----------
NET REALIZED CAPITAL (LOSSES)
             GAINS, AFTER TAX    $(688,718)       $(270,071)        $961,162
                               -----------      -----------      -----------

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,758,918, $8,402,279 and $1,083,622, gross realized capital gains of $113,537, $126,993 and $13,331, and gross realized capital losses of $40,731, $119,379 and $29,008 respectively, before transfers to the IMR.

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated common and preferred stocks resulted in proceeds of $10, $6,812 and $18,884, gross realized capital gains of $10, $2,737 and $11, and gross realized capital losses of $0, $76 and $7,437, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut Insurance Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2010 and 2009, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2010 and 2009 were $39,112,849 and $28,636,756, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2010 and 2009 was $988,931 and $113,244, respectively. As of December 31, 2010 and 2009 the average fair value for derivatives held for other investment and/or risk management activities was $816,972 and $840,855, respectively. The carrying value of derivative instruments at December 31, 2010 and 2009 was $797,399 and $132,015, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately two years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2010 and 2009 interest rate swaps used in cash flow hedge relationships had a notional value of $522,000 and $605,000, respectively, a fair value of $9,793 and $(2,845), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2010 and 2009 swaps in this strategy had a notional value of $1,997,409 and $2,219,332, respectively, a fair value of $177,154 and $(19,236), respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2010 and 2009 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $72,010 and $80,908, respectively, a fair value of $13,187 and $9,837, respectively, and a carrying value of $8,724 and $6,527, respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2010 of $20,500, a fair value of $465, and a carrying value of $343. As of December 31, 2009 the Company did not have any swaps used in replication transactions.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2010 and 2009 interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $54,077, a fair value of $84 and $688, respectively, and a carrying value of $84 and $688, respectively. For the year ended December 31, 2010 there were no realized gains and losses on interest rate caps. For the years ended December 31, 2009 and 2008 derivative contracts in this strategy reported losses of $(230) and $(5,450), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2010 and 2009 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $378,214 and $304,963, respectively, a fair value of $(1,725) and $(6,316), respectively, and a carrying value of $(1,725) and $(6,316), respectively. For the years ended December 31, 2010, 2009 and 2008 credit default swaps reported a gain of $1,329, $802 and $20,185, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009 credit default swaps in offsetting relationships had a notional value of $589,715 and $309,134, respectively, a fair value of $(4,120) and $(3,609), respectively, and a carrying value of $(4,120) and $(3,609), respectively. For the years ended December 31, 2010 and 2009 credit default swaps in offsetting relationships reported a loss of $(4) and a gain of $3, respectively, in realized capital gains and losses. For the year ended December 31, 2008 there were no realized gains and losses on credit default swaps in offsetting relationships.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen to U.S. dollars in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2010 and 2009 foreign currency swaps and forwards had a notional value of $1,743,275 and $2,384,822, respectively, a fair value of $63,965 and $6,900, respectively, and a carrying value of $63,965 and $6,900, respectively. For the years ended December 31, 2010, 2009 and 2008 derivative contracts in this strategy reported gains of $20,764 and $27,207 and a loss of $(773), respectively, in realized capital gains and losses.

GMWB HEDGING DERIVATIVES: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value of $11,930,602 and $9,016,065, respectively, a fair value of $384,420 and $(46,115), respectively, and a carrying value of $384,420 and $(46,115), respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported a loss of $(144,744), and gains of $75,643, and $1,006,992, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration risk between assets and liabilities. As of December 31, 2010 and 2009 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2010 interest rates swaps and futures reported a gain of $5,772 in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2010 and 2009 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(16,943) and $(11,661), respectively, and a carrying value of $(16,943) and $(11,661), respectively. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822 in realized capital gains and losses. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008 interest rate swaps in offsetting relationships reported a gain of $2,316 in realized capital gains and losses.

MACRO HEDGE PROGRAM: The Company purchases S&P 500 index swaps and options, foreign denominated equity options and forwards, as well as futures contracts to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets and changes in foreign currency rates. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value $21,580,047 and $13,436,955, respectively, a fair value of $362,651 and $185,534, respectively, and a carrying value of $362,651 and $185,534, respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported losses of $(535,737), $(228,653) and $(13,503), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. During 2010 the Company had terminated the warrant contracts. As of December 31, 2009 the warrants had a notional value of $500, a fair value of $67, and a carrying value of $67. There were no realized gains and losses during the years 2010, 2009 and 2008.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                                        WEIGHTED
                                                                                        AVERAGE
                                   NOTIONAL                           CARRYING          YEARS TO
                                  AMOUNT (2)        FAIR VALUE          VALUE           MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $142,872            $(380)           $(502)          2 years
 Below investment grade risk
  exposure                            20,866              (42)             (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           243,459            2,239            2,239           5 years
 Investment grade risk
  exposure                            70,000           (2,961)          (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                            50,000           43,400           49,880           6 years
                                   ---------          -------          -------          --------
                        TOTAL       $527,197          $42,256          $48,614
                                   ---------          -------          -------

                                            UNDERLYING REFERENCED
                                                   CREDIT
                                              OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING       OFFSETTING
                                   NOTIONAL           FAIR           CARRYING
                                  AMOUNT (3)        VALUE (3)        VALUE (3)
-----------------------------  --------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372            $(157)           $(157)
 Below investment grade risk
  exposure                           20,866           (3,077)          (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781           (1,136)          (1,136)
 Investment grade risk
  exposure                           70,000            2,961            2,961
Credit linked notes
 Below investment grade risk
  exposure                               --               --               --
                                   --------          -------          -------
                        TOTAL      $292,019          $(1,409)         $(1,409)
                                   --------          -------          -------

                            AS OF DECEMBER 31, 2009

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
                                  AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000          $(13)         $(13)          4 years
 Below investment grade risk
  exposure                           14,453          (194)         (194)          4 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           35,566         1,547         1,547           4 years
 Investment grade risk
  exposure                           70,000       (11,501)      (11,501)          8 years
                                   --------      --------      --------          --------
                        TOTAL      $155,019      $(10,161)     $(10,161)
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                             Corporate Credit                AAA
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit                 A-
 Investment grade risk
  exposure                                  CMBS Credit                AA+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
                                  AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000           $(833)          $(833)
 Below investment grade risk
  exposure                           14,453          (2,570)         (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           34,661          (1,547)         (1,547)
 Investment grade risk
  exposure                           70,000          11,501          11,501
                                   --------          ------          ------
                        TOTAL      $154,114          $6,551          $6,551
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $313,459 and $105,869 as of December 31, 2010 and 2009,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2010 and 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company had incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2010 and 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2010
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- exluding asset-backed          $811,351            $2,646           $(38,920)            $775,077
 -- Guaranteed and sponsored -- asset-backed                    842,971            19,961             (4,249)             858,683
States, municipalities and political subdivisions               184,201             1,483             (6,939)             178,745
International governments                                       104,746             5,004               (546)             109,204
All other corporate -- excluding asset-backed                 4,858,817           319,349            (39,143)           5,139,023
All other corporate -- asset-backed                           1,378,583            37,862            (94,423)           1,322,022
Hybrid securities                                                91,948                63            (11,555)              80,456
Short-term investments                                        1,377,157                --                 --            1,377,157
Affiliate bond                                                1,419,615            56,278                 --            1,475,893
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $11,069,389          $442,646          $(195,775)         $11,316,260
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                                              UNREALIZED         UNREALIZED             FAIR
                                                              COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stock -- unaffiliated                                     $5,487            $2,105                $(2)              $7,590
Common stock -- affiliated                                    1,077,880                --           (336,069)             741,811
                                                         --------------       -----------       ------------       --------------
                                    TOTAL COMMON STOCKS      $1,083,367            $2,105          $(336,071)            $749,401
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stock -- unafiliated                                   $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------
                                  TOTAL PREFERED STOCKS          $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------

                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- excluding asset-backed         $700,086            $2,209           $(19,381)            $682,914
 -- Guaranteed and sponsored -- asset-backed                    540,081            15,260             (1,083)             554,258
States, municipalities and political subdivisions                90,420               951            (10,165)              81,206
International governments                                        82,841             4,614             (1,275)              86,180
All other corporate -- excluding asset-backed                 3,933,824           210,001            (43,650)           4,100,175
All other corporate -- asset-backed                           1,636,174            25,792           (246,728)           1,415,238
Hybrid securities                                               144,409                --            (23,365)             121,044
Short-term investments                                        1,464,800                --                 --            1,464,800
Affiliate bond                                                1,468,810                --            (54,941)           1,413,869
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)          $9,919,684
                                                         --------------       -----------       ------------       --------------

                                                                               GROSS                 GROSS            ESTIMATED
                                                                            UNREALIZED             UNREALIZED           FAIR
                                                            COST               GAINS                 LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2009
Common stock -- unaffiliated                                   $5,441           $1,263                   $(17)             $6,687
Common stock -- affiliated                                  1,123,632           31,378                (49,782)          1,105,228
                                                        -------------        ---------             ----------       -------------
                                   TOTAL COMMON STOCKS     $1,129,073          $32,641               $(49,799)         $1,111,915
                                                        -------------        ---------             ----------       -------------

                                                                          GROSS                GROSS               ESTIMATED
                                                    STATEMENT           UNREALIZED           UNREALIZED              FAIR
                                                      VALUE               GAINS                LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2009
Prefered stock -- unafiliated                         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------
                       TOTAL PREFERRED STOCKS         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2010 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $1,938,947      $1,953,625
Due after one year through five years                  2,421,025       2,482,788
Due after five years through ten years                 3,997,270       4,098,886
Due after ten years                                    2,712,147       2,780,961
                                                  --------------  --------------
                                           TOTAL     $11,069,389     $11,316,260
                                                  --------------  --------------

At December 31, 2010 and 2009, securities with a statement value of $3,821 and $3,814, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 5.36% and 3.50% for loans during 2010 and the lending rate was 7.5% for the one new mortgage loan in 2009. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2010 and 2009, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47% and 79.23%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2010 and 2009, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2010 and 2009, there were impaired loans with a related allowance for credit losses of $2,561 and $42,212 with interest income recognized during the period the loans were impaired of $1,593 and $(64), respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2010, 2009 and 2008.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009 and 2008, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. Government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $1,232 and $135 for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged of $260,874 and $340,474, respectively, was included in bonds, on the Statements of AdmitTed Assets, Liabilities and Surplus.

As of December 31, 2010 and 2009, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $840,946 and $269,334, respectively. At December 31, 2010 and 2009, cash collateral of $714,131 and $243,019 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in cash and short-term investments was $714,131 and $243,019 as of December 31, 2010 and 2009, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2010 and 2009. As of December 31, 2010 and 2009, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2010 and 2009.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010.

                                            LESS THAN 12 MONTHS
                                 AMORTIZED          FAIR         UNREALIZED
                                    COST           VALUE           LOSSES
-------------------------------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored         $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                      292,619         288,373         (4,246)
States, municipalities &
 political subdivisions              78,330          76,053         (2,277)
International Governments            13,533          13,371           (162)
All other corporate including
 international                    1,029,469         993,821        (35,648)
All other corporate-asset
 backed                             551,979         489,912        (62,067)
Hybrid securities                    11,530          11,410           (120)
                                 ----------      ----------      ---------
         TOTAL FIXED MATURITIES   2,415,427       2,271,987       (143,440)
Comon stock -- unaffiliated              --              --             --
Comon stock -- affiliated           832,517         634,250       (198,267)
Preferred stock -- unaffiliated       8,466           6,764         (1,702)
                                 ----------      ----------      ---------
                   TOTAL EQUITY     840,983         641,014       (199,969)
                                 ----------      ----------      ---------
               TOTAL SECURITIES  $3,256,410      $2,913,001      $(343,409)
                                 ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                     AMORTIZED            FAIR            UNREALIZED
                                       COST               VALUE             LOSSES
-------------------------------  -------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored                $ --               $ --               $ --
 -- guaranteed & sponsored --
  asset backed                             196                193                 (3)
States, municipalities &
 political subdivisions                 35,000             30,338             (4,662)
International Governments                5,000              4,616               (384)
All other corporate including
 international                          51,227             47,732             (3,495)
All other corporate-asset
 backed                                246,987            214,631            (32,356)
Hybrid securities                       78,482             67,047            (11,435)
                                     ---------          ---------          ---------
         TOTAL FIXED MATURITIES        416,892            364,557            (52,335)
Comon stock -- unaffiliated                  2                 --                 (2)
Comon stock -- affiliated              245,363            107,561           (137,802)
Preferred stock -- unaffiliated             --                 --                 --
                                     ---------          ---------          ---------
                   TOTAL EQUITY        245,365            107,561           (137,804)
                                     ---------          ---------          ---------
               TOTAL SECURITIES       $662,257           $472,118          $(190,139)
                                     ---------          ---------          ---------

                                                       TOTAL
                                     AMORTIZED          FAIR         UNREALIZED
                                        COST           VALUE           LOSSES
-------------------------------  --------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored             $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                          292,815         288,566         (4,249)
States, municipalities &
 political subdivisions                 113,330         106,391         (6,939)
International Governments                18,533          17,987           (546)
All other corporate including
 international                        1,080,696       1,041,553        (39,143)
All other corporate-asset
 backed                                 798,966         704,543        (94,423)
Hybrid securities                        90,012          78,457        (11,555)
                                     ----------      ----------      ---------
         TOTAL FIXED MATURITIES       2,832,319       2,636,544       (195,775)
Comon stock -- unaffiliated                   2              --             (2)
Comon stock -- affiliated             1,077,880         741,811       (336,069)
Preferred stock -- unaffiliated           8,466           6,764         (1,702)
                                     ----------      ----------      ---------
                   TOTAL EQUITY       1,086,348         748,575       (337,773)
                                     ----------      ----------      ---------
               TOTAL SECURITIES      $3,918,667      $3,385,119      $(533,548)
                                     ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to decline in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                                   LESS THAN 12 MONTHS
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,633          81,554         (1,079)
States, municipalities & political
 subdivisions                               27,640          26,382         (1,258)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             408,021         391,755        (16,266)
All other corporate-asset backed           683,679         578,444       (105,235)
Hybrid securities                               --              --             --
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   3,311,848       3,112,413       (199,435)
Common stock -- unaffiliated                    --              --             --
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated                 --              --             --
                                        ----------      ----------      ---------
                          TOTAL EQUITY     283,115         233,333        (49,782)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $3,594,963      $3,345,746      $(249,217)
                                        ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                    $ --            $ --           $ --
 -- guaranteed & sponsored -- asset
  backed                                       122             118             (4)
States, municipalities & political
 subdivisions                               36,135          27,228         (8,907)
International Governments                       --              --             --
All other corporate including
 international                             385,451         358,067        (27,384)
All other corporate-asset backed           603,351         461,858       (141,493)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                                  --              --             --
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   1,169,468         968,315       (201,153)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                      --              --             --
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY      53,886          43,194        (10,692)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $1,223,354      $1,011,509      $(211,845)
                                        ----------      ----------      ---------

                                                          TOTAL
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,755          81,672         (1,083)
States, municipalities & political
 subdivisions                               63,775          53,610        (10,165)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             793,472         749,822        (43,650)
All other corporate-asset backed         1,287,030       1,040,302       (246,728)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   4,481,316       4,080,728       (400,588)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY     337,001         276,527        (60,474)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $4,818,317      $4,357,255      $(461,062)
                                        ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to CMBS, asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments ("OTTI") on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43 -- Revised.

                                                   BOOK/ADJ.
                                                 CARRYING VALUE
           DATE OF                                 AMORTIZED
          FINANCIAL                               COST BEFORE       PRESENT VALUE
          STATEMENT                              CURRENT PERIOD     OF PROJECTED
        WHEN INITIALLY                                OTTI           CASH FLOWS
           REPORTED                CUSIP          (IN DOLLARS)      (IN DOLLARS)
---------------------------------------------------------------------------------
          9/30/2009                00503NAB7        $7,535,388        $1,959,990
          9/30/2009                00503NAC5           462,707           143,832
          9/30/2009                05947UHT8         3,987,817         3,981,363
          9/30/2009                059497BW6         9,725,618         9,468,201
          9/30/2009                059500BK3           324,723           301,919
          9/30/2009                07383FYN2         1,426,119         1,353,732
          9/30/2009                07388NAX4         8,656,256         6,740,942
          9/30/2009                1248MBAJ4           999,970           837,548
          9/30/2009                15188RAB8           985,186            77,012
          9/30/2009                15188RAC6           103,020            34,782
          9/30/2009                173067AJ8         1,373,631         1,082,028
          9/30/2009                22540VV33         2,653,742         2,644,326
          9/30/2009                22541NVA4         2,380,022         2,338,979
          9/30/2009                22545XBB8         2,034,495         1,474,961
          9/30/2009                36158YBE8           929,981           920,612
          9/30/2009                361849N65         1,365,928           690,903
          9/30/2009                46625MCY3           644,072           572,349
          9/30/2009                46625MKQ1         1,741,503         1,562,569
          9/30/2009                46625YJP9           787,944           729,302
          9/30/2009                46625YWE9         3,076,000         2,571,757
          9/30/2009                51804WAC4         1,081,428            30,116
          9/30/2009                51804XAU2           742,470            11,524
          9/30/2009                55312YBD3         2,224,569         1,767,229
          9/30/2009                75970JAU0            10,731             9,123
          9/30/2009                75970QAQ3           448,316           395,098
          9/30/2009                78402KAA3           769,074           135,713
          9/30/2009                78402KAB1           135,046            36,892
          9/30/2009                92978TBU4         5,534,393         3,809,262
          9/30/2009                93364LAD0         7,945,532         5,903,490
          12/31/2009               12669RAC1           999,360           351,328
          12/31/2009               23243NAF5         8,660,779         4,126,189
          12/31/2009               46627QBD9         1,806,424         1,169,582
          12/31/2009               75970JAU0             7,970               344
          12/31/2009               75970QAP5           307,481           137,383
          12/31/2009               75970QAQ3           319,219           158,497
          3/31/2010                00503NAB7         1,693,311         1,186,748
          3/31/2010                46627QBD9         1,160,155         1,142,892
          6/30/2010                00503NAB7         1,050,813           497,908
          6/30/2010                22541NNJ4         5,519,877         4,981,232
          6/30/2010                51804XAU2             5,042                --
          9/30/2010                00503NAB7           339,385                --
          12/31/2010               00503NAC5           112,678                --
          12/31/2010               46627QBD9         1,113,437         1,052,711
                                                  ------------      ------------
                                       TOTAL       $93,181,612       $66,390,368
                                                  ------------      ------------


           DATE OF
          FINANCIAL                                 AMORTIZED        FAIR
          STATEMENT              RECOGNIZED         COST AFTER     VALUE AT
        WHEN INITIALLY              OTTI               OTTI      TIME OF OTTI
           REPORTED             (IN DOLLARS)       (IN DOLLARS)  (IN DOLLARS)
------------------------------  ---------------------------------------------
          9/30/2009               $(5,575,398)       $1,959,990      $607,018
          9/30/2009                  (318,875)          143,832       605,000
          9/30/2009                    (6,454)        3,981,363     3,980,969
          9/30/2009                  (257,417)        9,468,201     8,381,882
          9/30/2009                   (22,804)          301,919       279,440
          9/30/2009                   (72,387)        1,353,732     1,587,169
          9/30/2009                (1,915,314)        6,740,942     6,301,194
          9/30/2009                  (162,422)          837,548       393,426
          9/30/2009                  (908,174)           77,012       251,926
          9/30/2009                   (68,238)           34,782       111,797
          9/30/2009                  (291,603)        1,082,028     1,532,755
          9/30/2009                    (9,416)        2,644,326     2,502,017
          9/30/2009                   (41,043)        2,338,979     2,347,354
          9/30/2009                  (559,534)        1,474,961     1,358,469
          9/30/2009                    (9,369)          920,612       866,016
          9/30/2009                  (675,025)          690,903       946,149
          9/30/2009                   (71,723)          572,349       526,565
          9/30/2009                  (178,934)        1,562,569     1,521,277
          9/30/2009                   (58,642)          729,302       741,670
          9/30/2009                  (504,243)        2,571,757     3,146,164
          9/30/2009                (1,051,312)           30,116        86,608
          9/30/2009                  (730,946)           11,524        36,450
          9/30/2009                  (457,340)        1,767,229     1,494,736
          9/30/2009                    (1,608)            9,123         1,859
          9/30/2009                   (53,218)          395,098       173,005
          9/30/2009                  (633,361)          135,713       135,000
          9/30/2009                   (98,154)           36,892        45,000
          9/30/2009                (1,725,131)        3,809,262     4,213,330
          9/30/2009                (2,042,042)        5,903,490     2,400,000
          12/31/2009                 (648,032)          351,328       351,285
          12/31/2009               (4,534,590)        4,126,189     2,820,805
          12/31/2009                 (636,842)        1,169,582     1,055,039
          12/31/2009                   (7,626)              344           169
          12/31/2009                 (170,098)          137,383       140,425
          12/31/2009                 (160,722)          158,497       153,320
          3/31/2010                  (506,563)        1,186,748       364,211
          3/31/2010                   (17,263)        1,142,892     1,142,892
          6/30/2010                  (552,905)          497,908       333,860
          6/30/2010                  (538,645)        4,981,232     4,846,253
          6/30/2010                    (5,042)               --            --
          9/30/2010                  (339,385)               --            --
          12/31/2010                 (112,678)               --            --
          12/31/2010                  (60,726)        1,052,711     1,613,441
                                -------------      ------------  ------------
                                 $(26,791,244)      $66,390,368   $59,395,945
                                -------------      ------------  ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
           Company has the ability to access at the measurement date. Level 1 securities include open- ended mutual funds reported in Separate Account assets.
Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Included in the Level 2 category are derivative instruments that have no significant unobservable market inputs.
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
           (including assumptions about risk). Level 3 securities include less liquid securities such as lower quality asset-backed securities. Also included in Level 3 are certain complex derivative securities, including a customized GMWB hedging derivative. Because Level 3 fair values, by their nature, contain one or more significant unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and liabilities carried at fair value by hierarchy level.

                                                                   QUOTED PRICES
                                                                     IN ACTIVE              SIGNIFICANT            SIGNIFICANT
                                                                    MARKETS FOR             OBSERVABLE            UNOBSERVABLE
                                                                 IDENTICAL ASSEDECEMBER 31, 2010PUTS                 INPUTS
                                                  TOTAL              (LEVEL 1)               (LEVEL 2)              (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed                   $644                 $ --                   $ --                   $644
Common Stocks                                        7,589                7,585                     --                      4
                                               -----------          -----------              ---------              ---------
                       TOTAL BONDS AND STOCKS        8,233                7,585                     --                    648
Derivative assets
Credit derivatives                                  (6,867)                  --                 (6,832)                   (35)
Foreign exchange derivatives                        78,416                   --                 78,416                     --
Interest rate derivatives                          (11,257)                  --                (11,342)                    85
Variable annuity hedging derivatives and
 macro hedge program                               805,570                   --                117,524                688,046
                                               -----------          -----------              ---------              ---------
                      TOTAL DERIVATIVE ASSETS      865,862                   --                177,766                688,096
Separate Account assets (1)                     58,399,199           58,399,199
                                               -----------          -----------
     TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE  $59,273,294          $58,406,784               $177,766               $688,744
                                               -----------          -----------              ---------              ---------
Liabilities accounted for at fair value
Derivative liabilities
Credit derivatives                                  $1,365                 $ --                   $129                 $1,236
Foreign exchange derivatives                        (5,727)                  --                 (5,727)                    --
Interest rate derivatives                           (5,602)                  --                 (5,602)                    --
Variable annuity hedging derivatives and
 macro hedge program                               (58,499)                  --                (81,298)                22,799
                                               -----------          -----------              ---------              ---------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE     $(68,463)                $ --               $(92,498)               $24,035
                                               -----------          -----------              ---------              ---------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums. The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2010, 97% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. The Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The table below provides a fair value roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

                                                        TOTAL REALIZED/UNREALIZED
                                    FAIR VALUE         GAINS (LOSSES) INCLUDED IN:
                                  AS OF JAN. 1,           NET
ASSET (LIABILITY)                      2010            INCOME (1)          SURPLUS
-----------------------------------------------------------------------------------------
ASSETS
All other corporate --                    $223             $(9)                $(341)
 asset-backed
Preferred Stocks                           405              --                    --
Common Stocks                                4              --                    --
                                    ----------            ----            ----------
       TOTAL BONDS AND STOCKS            $ 632            $ (9)               $ (341)
Derivatives
 Credit derivatives                         --              --                 1,079
 Interest rate derivatives                 688              --                  (603)
  Variable annuity hedging             326,145              --              (362,519)
   derivatives and macro
   hedge program
                                    ----------            ----            ----------
        TOTAL DERIVATIVES (3)         $326,833            $ --             $(362,043)
                                    ----------            ----            ----------

                                    PURCHASES,                                               FAIR VALUE
                                    ISSUANCES           TRANSFERS        TRANSFERS             AS OF
                                       AND                IN TO            OUT OF           DECEMBER 31,
ASSET (LIABILITY)                  SETTLEMENTS         LEVEL 3 (2)      LEVEL 3 (2)             2010
-----------------------------  -----------------------------------------------------------------------------
ASSETS
All other corporate --                    $408             $381              $(18)                 $644
 asset-backed
Preferred Stocks                          (162)              --              (243)                   --
Common Stocks                               --               --                --                     4
                                    ----------            -----            ------            ----------
       TOTAL BONDS AND STOCKS            $ 246            $ 381            $ (261)                $ 648
Derivatives
 Credit derivatives                        122               --                --                 1,201
 Interest rate derivatives                  --               --                --                    85
  Variable annuity hedging             747,219               --                --               710,845
   derivatives and macro
   hedge program
                                    ----------            -----            ------            ----------
        TOTAL DERIVATIVES (3)         $747,341             $ --              $ --              $712,131
                                    ----------            -----            ------            ----------

(1) All amounts in these columns are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

The following fair value measurement information as of December 31, 2009 is based on disclosure guidance developed by the NAIC/AICPA Task Force prior to the finalization of SSAP No. 100 (Fair Value Measurements).

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The following tables provide information as of December 31, 2009 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                        QUOTED PRICES
                                                          IN ACTIVE
                                                         MARKETS FOR                SIGNIFICANT               SIGNIFICANT
                                                          IDENTICAL                  OBSERVABLE              UNOBSERVABLE
                                                            ASSETS    DECEMBER 31, 2009INPUTS                   INPUTS
                                    TOTAL                 (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE
All other corporate --
 asset-backed                             $ --                    $ --                      $ --                     $ --
Common Stocks                            6,687                   6,683                        --                        4
                                --------------          --------------              ------------              -----------
        TOTAL BONDS AND STOCKS           6,687                   6,683                        --                        4
Derivative assets
GMWB hedging instruments               140,611                      --                        --                  140,611
Macro hedge program                    177,739                      --                    16,038                  161,701
Other derivative assets                 (2,339)                     --                   (12,981)                  10,642
                                --------------          --------------              ------------              -----------
       TOTAL DERIVATIVE ASSETS         316,011                      --                     3,057                  312,954
Separate Account assets (1)         59,063,044              59,063,044                        --                       --
                                --------------          --------------              ------------              -----------
 TOTAL ASSETS ACCOUNTED FOR AT
                    FAIR VALUE     $59,385,742             $59,069,727                    $3,057                 $312,958
                                --------------          --------------              ------------              -----------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE
Derivative liabilities
GMWB hedging instruments             $(186,725)                   $ --                 $(186,725)                    $ --
Macro hedge program                     21,139                      --                    (2,694)                  23,833
Other derivative liabilities           (24,938)                     --                   (14,984)                  (9,954)
                                --------------          --------------              ------------              -----------
   TOTAL LIABILITIES ACCOUNTED
             FOR AT FAIR VALUE       $(190,524)                   $ --                 $(204,403)                 $13,879
                                --------------          --------------              ------------              -----------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The table below provides a fair value rollforward for the year ending December 31, 2009 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                       COMMON         GMWB HEDGING          MACRO HEDGE             OTHER
                                       STOCK          INSTRUMENTS             PROGRAM            DERIVATIVES        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09                      $4            $1,577,937              $134,852               $655         $1,713,48
                                        ----          ------------          ------------          ---------      ------------
Realized/unrealized gains (losses)
 included in:
 Net income                               --                    --                    --                 --                --
 Unrealized gains and losses              --              (493,111)             (240,114)               241          (732,984)
 Purchases, issuances, and
  settlements                             --              (944,215)              290,796               (208)         (653,627)
Transfers in (out) of Level 3             --                    --                    --                 --                --
                                        ----          ------------          ------------          ---------      ------------
Fair value at 12/31/09                     4               140,611               185,534                688           326,837
                                        ----          ------------          ------------          ---------      ------------
 TOTAL GAINS AND (LOSSES) INCLUDED
         IN INCOME ATTRIBUTABLE TO
 INSTRUMENTS HELD AT THE REPORTING
                              DATE      $ --             $(249,433)            $(192,831)           $(1,278)        $(443,542)
                                        ----          ------------          ------------          ---------      ------------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of Separate Account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AS OF DECEMBER 31, 2009

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009:

                                                          AS OF DECEMBER 31, 2009
                                               QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                   $ --                               $12
Preferred Stock                  5,390                     --                             4,985

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT
                                  UNOBSERVABLE INPUTS              TOTAL GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                     $223                        $(5,189)
Preferred Stock                            405                        (16,058)

Bonds include those securities that are ineligible to be carried at amortized cost by the Securities Valuation Office ("SVO") and have a fair value that is less than amortized cost as of December 31, 2009. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market. The following table presents carrying amounts and fair values of the Company's financial instruments as of December 31, 2010 and December 31, 2009.

                                                              2010                                      2009
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
                                                   VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $11,069,389           11,316,260          $10,061,445            9,919,684
 Preferred stocks                                       8,902                7,200               73,901               67,721
 Common stocks                                        749,401              749,401            1,111,915            1,111,915
 Mortgage loans                                       436,752              446,075              490,227              446,456
 Derivative related assets (1)                        865,862              870,447              324,260              326,218
 Contract loans                                       364,509              360,979              352,829              352,829
 Separate Account assets                           58,399,199           58,399,199           59,063,044           59,063,044
Liabilities
 Liability for deposit type contracts                $(67,566)            $(67,566)            $(70,613)            $(70,613)
 Derivative related liabilities (1)                   (68,463)             (68,463)            (192,245)            (190,893)
 Separate Account liabilities                     (58,399,199)         (58,399,199)         (59,063,044)         (59,063,044)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2010 and 2009, with a fair value asset position of $856,795 and $316,011, respectively, and a liability position of $(68,463) and $(190,524), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2010 and 2009. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2010 and 2009, of $186,947 and $(22,081), respectively.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of liability for deposit type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

5. INCOME TAXES

A. The Components of the Net Deferred Tax Asset/(Liability) at period end and the change in those components are as follows:

1.

                                                2010
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax
 Assets (DTA)               $1,123,942          $156,549         $1,280,491
Statutory Valuation
 Allowance                          --                --                 --
                          ------------       -----------       ------------
Adjusted Gross Deferred
 Tax Assets                  1,123,942           156,549          1,280,491
Gross Deferred Tax
 Liabilities (DTL)            (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test            $658,652          $156,549           $815,201
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.a.
 Carryback Period                 $ --              $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one
 year                          450,572            10,219            460,791
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                      --                --            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                 352,723            10,219            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                 465,290                --            465,290
                          ------------       -----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period
                                    --                --                 --
Paragraph 10.e.ii.a.
 Additional DTA's
 Realized within three
 years                         205,146                --            205,146
Paragraph
 10.e.ii.b.Additional
 15% Surplus Limitation
 (see Note A below)                 --                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a.
 or b.)                        181,471                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset
 against DTL's                      --                --                 --
                          ------------       -----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b,
 c, ei, eii and eiii
 above)                        999,484            10,219          1,009,703
Deferred Tax Liability        (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Admitted Deferred
 Tax Asset/(Liability)        $534,194           $10,219           $544,413
                          ------------       -----------       ------------
Non-admitted Deferred
 Tax Asset                    $124,458          $146,330           $270,788
                          ------------       -----------       ------------

                                                 2009
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                         $914,270         $121,481         $1,035,751
Statutory Valuation
 Allowance                           --               --                 --
                            -----------       ----------       ------------
Adjusted Gross Deferred
 Tax Assets                     914,270          121,481          1,035,751
Gross Deferred Tax
 Liabilities (DTL)             (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test             $653,629         $121,481           $775,110
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                            $ --             $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one year       129,174            5,998            135,172
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                       --               --            464,467
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                  129,174            5,998            135,172
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                  260,641               --            260,641
                            -----------       ----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period                              --               --                 --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years             266,358               --            266,358
Paragraph
 10.e.ii.b.Additional 15%
 Surplus Limitation (see
 Note A below)                       --               --            561,528
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a. or
 b.)                            266,358               --            266,358
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset against
 DTL's                               --               --                 --
                            -----------       ----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b, c,
 ei, eii and eiii above)        656,173            5,998            662,171
Deferred Tax Liability         (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Admitted Deferred Tax
Asset/(Liability)              $395,532           $5,998           $401,530
                            -----------       ----------       ------------
Non-admitted Deferred Tax
 Asset                         $258,097         $115,483           $373,580
                            -----------       ----------       ------------

                                           CHANGE DURING 2010
                              ORDINARY           CAPITAL           TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                           $209,672         $35,068          $244,740
Statutory Valuation
 Allowance                             --              --                --
                              -----------       ---------       -----------
Adjusted Gross Deferred Tax
 Assets                           209,672          35,068           244,740
Gross Deferred Tax
 Liabilities (DTL)               (204,649)             --          (204,649)
                              -----------       ---------       -----------
Net Deferred Tax Asset
Before Admissibility Test          $5,023         $35,068           $40,091
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                              $ --            $ --              $ --
Paragraph 10.b.i. DTA's
 Realized within one year         321,398           4,221           325,619
Paragraph 10.b.ii. 10%
 Surplus Limitation (See
 Note A below)                         --              --          (101,525)
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.b.                  223,549           4,221           227,770
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                    204,649              --           204,649
                              -----------       ---------       -----------
Paragraph 10.e.i. Additional
 Carryback period
                                       --              --                --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years               (61,212)             --           (61,212)
Paragraph 10.e.ii.b.
 Additional 15% Surplus
 Limitation (See Note A
 below)                                --              --          (380,057)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.ii.            (84,887)             --           (84,887)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.iii.
 Offset against DTL's                  --              --                --
                              -----------       ---------       -----------
Admitted Deferred Tax Asset
 (sum of 10a, b, c, ei, eii
 and eiii above)                  343,311           4,221           347,532
Deferred Tax Liability           (204,649)             --          (204,649)
                              -----------       ---------       -----------
Change in Net Admitted
Deferred Tax
Asset/(Liability)                $138,662          $4,221          $142,883
                              -----------       ---------       -----------
Change in Non-admitted
 Deferred Tax Asset             $(133,639)        $30,847         $(102,792)
                              -----------       ---------       -----------

Note A -- Not applicable by component, only in total.

2. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ending December 31, 2010.

3. The availability of tax-planning strategies resulted in an increase of the Company's adjusted gross DeferRed Tax Assets by approximately 0% of which approximately 0% and 0% was capital and ordinary for tax purposes, respectively. Available tax planning strategies increased the Company's net admitted deferred tax assets by approximately 14% of which approximately 2% and 12% was capital and ordinary for tax purposes, respectively.

4.   Risk Based Capital Level

                                                 WITH
                               PARAGRAPHS      PARAGRAPH
                                10.A.-C.         10.E.           DIFFERENCE
--------------------------------------------------------------------------------
Admitted Deferred Tax Assets       $362,942       $544,413         $181,471
Admitted Assets                  73,445,450     73,626,921          181,471
Statutory Surplus                 3,881,068      4,062,539          181,471
Total Adjusted Capital            3,898,066      4,079,537          181,471
Authorized Control Level
 used in 10.d.                      164,366        168,903            4,537

B.  Deferred Tax Liabilities are not recognized for the following amounts:

      Not applicable

C. The Components of Current Income Tax Expense are as follows:

                              2010              2009               2008
--------------------------------------------------------------------------------
Federal Taxes Before
 Capital Gains, NOL, and
 AMT                          $266,874          $611,746          $(479,071)
Foreign Taxes                  (33,836)               --                 --
NOL
 Limitation/(Utilization)      (91,112)         (219,123)           230,834
Alternative Minimum Tax          2,399                --             (6,233)
Prior Period Adjustments
 and Other                    (209,820)           54,085              8,725
                           -----------       -----------       ------------
    TOTAL CURRENT FEDERAL
    INCOME TAXES INCURRED     $(65,495)         $446,708          $(245,745)
                           -----------       -----------       ------------

The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                  2010              2009             CHANGE
--------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 ORDINARY ASSETS
  Reserves                                         $397,746         $338,545           $59,201
  Tax Deferred Acquisition Costs                    274,393          289,234           (14,841)
  Employee Benefits                                   6,407            4,544             1,863
  Bonds and Other Investments                       241,902           11,245           230,657
  Unrealized Ordinary Gains/(Losses)                 33,547           73,229           (39,682)
  Minimum Tax Credit/Foreign Tax Credits            156,094          165,638            (9,544)
  Other                                              13,853           31,835           (17,982)
                                              -------------      -----------       -----------
    SUBTOTAL GROSS ORDINARY DEFERRED TAX
                                   ASSET          1,123,942          914,270           209,672
 Adjustments to Gross Ordinary Deferred
  Tax Assets                                             --               --                --
                                              -------------      -----------       -----------
  TOTAL ADJUSTED GROSS ORDINARY DEFERRED
                              TAX ASSETS         $1,123,942         $914,270          $209,672
                                              -------------      -----------       -----------
 Non-admitted Ordinary Deferred Tax
  Assets                                           $124,458         $258,097         $(133,639)
                                              -------------      -----------       -----------
 Admitted Ordinary Deferred Tax Assets             $999,484         $656,173          $343,311
                                              -------------      -----------       -----------
 CAPITAL ASSETS
  Bonds and Other Investments                      $108,023         $106,353            $1,670
  Unrealized Gains/(Losses)                          48,526           15,128            33,398
                                              -------------      -----------       -----------
     SUBTOTAL GROSS CAPITAL DEFERRED TAX
                                   ASSET            156,549          121,481            35,068
 Adjustments to Gross Capital Deferred
  Tax Assets                                             --               --                --
   TOTAL ADJUSTED GROSS CAPITAL DEFERRED
                              TAX ASSETS          $ 156,549        $ 121,481          $ 35,068
 Nonadmitted Capital Deferred Tax Assets           $146,330         $115,483           $30,847
                                              -------------      -----------       -----------
 Admitted Capital Deferred Tax Assets               $10,219           $5,998            $4,221
                                              -------------      -----------       -----------
      TOTAL ADMITTED DEFERRED TAX ASSETS         $1,009,703         $662,171          $347,532
                                              -------------      -----------       -----------

                                              2010               2009              CHANGE
------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
 ORDINARY LIABILITIES
  Bonds and Other Investments                 $(242,823)         $(162,543)         $(80,280)
  Employee Benefits                              (2,094)            (2,380)              286
  Deferred and Uncollected                      (23,194)           (24,376)            1,182
  Reserves                                     (176,330)           (65,192)         (111,138)
  Other                                         (20,849)            (6,150)          (14,699)
                                          -------------      -------------      ------------
       TOTAL GROSS ORDINARY DEFERRED TAX
                             LIABILITIES      $(465,290)         $(260,641)        $(204,649)
                                          -------------      -------------      ------------
      TOTAL ADJUSTED DEFERRED TAX ASSETS    $ 1,280,491        $ 1,035,751         $ 244,740
          TOTAL DEFERRED TAX LIABILITIES       (465,290)          (260,641)         (204,649)
                                          -------------      -------------      ------------
       NET ADJUSTED DEFERRED TAX ASSETS/
                           (LIABILITIES)       $815,201           $775,110            40,091
                                          -------------      -------------      ------------
Adjust for the Change in Deferred Tax on
 Unrealized Gains/Losses                                                               6,285
Adjust for the Stock Compensation
 Transfer                                                                                665
Other Adjustments                                                                         --
Adjusted Change in Net Deferred Income
 Tax                                                                                 $47,041

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The sum of the income tax incurred and the change in the deferred tax asset/liability is different from the result obtained by applying the statutory federal income tax rate to the pre-tax net income. The significant items causing this difference are as follows:

                                               2010           % OF PRE-TAX       2009
                                            TAX EFFECT           INCOME       TAX EFFECT
---------------------------------------------------------------------------------------------
Statutory Tax -- 35%                           $13,797             35.00%        $998,990
Tax Preferred Investments                      (92,800)          (235.41)%        (97,710)
Affiliated Dividends                           (49,000)          (124.30)%             --
Foreign Tax Credits                                 --              0.00%              --
IMR Adjustments                                 18,492             46.91%              --
IRS Audit Adjustments                             (887)            (2.25)%        (17,055)
Correction of Deferred
Balances                                        18,171             46.10%              --
Gain on Reinsurance
Booked to Surplus                                   --              0.00%              --
Change in Basis of Reserves
Booked to Surplus                                   --              0.00%              --
All Other                                        4,664             11.83%         (14,118)
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------
Federal and Foreign Income
Taxes Incurred                                $(65,495)          (166.14)%       $446,708
Federal Income Tax on Net
Capital Gains                                   24,973             63.35%          (1,061)
Change in Net Deferred
Income Taxes                                   (47,041)          (119.33)%        424,460
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------

                                         % OF PRE-TAX        2008           % OF PRE-TAX
                                            INCOME        TAX EFFECT           INCOME
--------------------------------------  --------------------------------------------------
Statutory Tax -- 35%                          35.00%        $(780,261)           35.00%
Tax Preferred Investments                     (3.42)%        (105,214)            4.72%
Affiliated Dividends                           0.00%               --             0.00%
Foreign Tax Credits                            0.00%          (12,910)            0.58%
IMR Adjustments                                0.00%               --             0.00%
IRS Audit Adjustments                         (0.60)%              --             0.00%
Correction of Deferred
Balances                                       0.00%               --             0.00%
Gain on Reinsurance
Booked to Surplus                              0.00%            2,846            (0.13)%
Change in Basis of Reserves
Booked to Surplus                              0.00%           (8,377)            0.38%
All Other                                     (0.49)%         (11,547)            0.52%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------
Federal and Foreign Income
Taxes Incurred                                15.66%        $(245,745)           11.02%
Federal Income Tax on Net
Capital Gains                                 (0.04)%            (467)            0.02%
Change in Net Deferred
Income Taxes                                  14.87%         (669,251)           30.03%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------

E. 1. At December 31, 2010, the Company had $0 of net operating loss carryforward and $0 of foreign tax credit carryforward.

       2. The amount of federal income taxes incurRed in the current year and prior years that will be available for recoupment in the event of future net losses are:

2010                                                                    $168,857
2009                                                                    $192,718
2008                                                                        $ --

     3.   The aggregate amounts of deposits reported as admitted assets under
          Section 6603 of the Internal Revenue Service ("IRS") Code was $0 as of December 31, 2010.

F. 1. The Company's federal income tax return is consolidated within The Hartford consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                        Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company                Hartford Lloyd's Corporation
Hartford Casualty Insurance Company                    1st AgChoice, Inc.
Hartford Underwriters Insurance Company                ClaimPlace, Inc.
Twin City Fire Insurance Company                       Access CoverageCorp, Inc.
Pacific Insurance Company, Limited                     Access CoverageCorp Technologies, Inc.
Trumbull Insurance Company                             Hartford Casualty General Agency, Inc.
Hartford Insurance Company of Illinois                 Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Strategic Investments LLC
Hartford Insurance Company of the Southcast            Hartford Life, Inc.
Hartford Lloyd's Insurance Company                     Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford          Hartford Life International Ltd.
Sentinel Insurance Company, Ltd.                       Hartford Equity Sales Company, Inc.
First State Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Insurance Company                          Hartford Securities Distribution Company, Inc.
New England Reinsurance Corporation                    The Evergreen Group, Incorporated
Fencourt Reinsurance Company, Ltd.                     Hartford Administrative Services Company
Heritage Reinsurance Co., Ltd.                         Woodbury Financial Services, Inc.
New Ocean Insurance Co., Ltd.                          Hartford Life, Ltd.
Hartford Investment Management Co.                     Hartford Life Alliance, LLC
HARCO Property Services, Inc.                          Hartford Life Insurance Company
Four Thirty Seven Land Company, Inc.                   Hartford Life and Annuity Insurance Company
HRA, Inc.                                              Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           Hartford Hedge Fund Company, LLC
Hartford Technology Services Company                   American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Specialty Company                             Federal Trust Corporation
Federal Trust Bank                                     White River Life Reinsurance Company
Federal Trust Mortgage Company                         Hartford of Texas General Agency, Inc.
FTB Financial Services, Inc

     2.   Federal Income Tax Allocation

           The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by The Hartford's Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6.  REINSURANCE

The amount of reinsurance recoverables from and payables to reinsurers were $30,695 and $263,290 respectively, as of December 31, 2010 and $46,981 and $401,012 respectively, as of December 31, 2009.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate Reserves for Life and
Accident and Health Policies                                        $9,741,575    $3,144,059     $(4,095,902)          $8,789,732
Policy and Contract Claim Liabilities                                   54,934        10,325         (23,616)              41,643
Premium and Annuity Considerations                                   2,667,556       652,324      (2,209,840)           1,110,040
Death, Annuity, Disability and Other Benefits                          487,561       390,966        (172,286)             706,241
Surrenders and Other Fund Withdrawals                                8,302,517       209,026      (8,228,197)             283,346

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and
Accident and Health Policies                                   $8,933,892    $2,900,085     $(3,700,222  )        $8,133,755
Policy and Contract Claim Liabilities                              57,231         8,119         (31,367  )            33,983
Premium and Annuity Considerations                              3,748,791       332,507     (59,184,583  )       (55,103,285  )
Death, Annuity, Disability and Other Benefits                     414,537       348,187        (135,526  )           627,198
Surrenders and Other Fund Withdrawals                           7,148,344       295,272      (2,041,820  )         5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and
Accident and Health Policies                                       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                   55,343        11,186         (32,693)              33,836
Premium and Annuity Considerations                                   7,861,654     2,322,174        (831,321)           9,352,507
Death, Annuity, Disability and Other Benefits                          515,171       343,069        (200,178)             658,062
Surrenders and Other Fund Withdrawals                                9,660,930       429,781        (125,658)           9,965,053

  a.   EXTERNAL REINSURANCE

       The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $234,315 in 2010, a decrease of $3,087 from the 2009 balance of $237,402. The total amount of reinsurance credits taken for this agreement is $360,485 in 2010, a decrease of $4,749 from the 2009 balance of $365,234.

The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance arrangements with Hartford Life Insurance K.K.("HLIKK") a Japanese based affiliate and a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed GMDB on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $160,823, $161,329 and $110,364 for the year ended December 31, 2010,
    2009 and 2008, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle GMAB, GMIB and GMDB riders. The GMAB provides the policyholder with GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $824, $11,357 and $2,040,623 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,413, $3,398 and $1,203 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,952, $2,772 and $696 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into a modified coinsurance ("MODCO") reinsurance agreement with affiliate Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd., effective November 1, 2010, where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement, the Company recorded a net receivable of $21,952 and collected premiums of $344,271 for the year ended December 31, 2010.

C. REINSURANCE CEDED TO WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a MODCO and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under MODCO, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through MODCO adjustments. The Company reported $589,622 in amounts receivable from reinsurers and $380,050, a reinsurance payable, in other liabilities, for a net receivable position from WRR of $209,572 and paid premiums of $58,332,509 for the year ended December 31, 2009.

Effective November 1, 2010, the Company amended it's existing MODCO reinsurance agreement and coinsurance with funds withheld reinsurance arrangement with WRR to cede, on a MODCO basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR treaties, for the year ended December 31, 2010, the Company recorded a net payable of $247,758 within other liabilities; a liability for funds held under reinsurance treaties of $237,537 and paid premiums of $1,558,884.

D. REINSURANCE CEDED TO CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company entered into a coinsurance with funds withheld and a MODCO reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring yearly renewable term ("YRT) reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus. The Company reported paid premiums of $348,509, $567,248 and $522,811 for years ended December 31, 2010, 2009 and 2008, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2010
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $2,589               $2,935
Ordinary Renewal                                14,840               22,579
Group Life                                          60                   41
                                             ---------            ---------
                                      TOTAL    $17,489              $25,555
                                             ---------            ---------

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473               $3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2010 and 2009, the Company reported $26,596 and $20,453, respectively, as a receivable from and $45,866 and $46,166, respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POST EMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

For the years ended December 31, 2010, 2009 and 2008, the Company incurred expense related to the Pension Plans of approximately $15,266, $19,400 and $10,523, respectively, related to their allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax efFective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2010, 2009 and 2008, the Company incurRed expense related to the other postretirement benefit plans of approximately $1,568, $2,140 and $1,907, respectively.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2010, 2009 and 2008 was $5,756, $5,996 and $4,825, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid by State of Connecticut life insurance companies to shareholders is restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are not cumulative. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations. In 2010 and 2009, ordinary dividends of $72,000 and $0, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $768,662 in 2011.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $58,419,988 and $59,079,204 as of December 31, 2010 and 2009, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2010 and 2009, the Company Separate Account statement included legally insulated assets of $58,419,988 and $59,079,204, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the statutory statements of operations.

Separate Account fees, net of minimum guarantees, were $1,172,978, $1,165,306 and $1,363,868 for the years ended December 31, 2010, 2009 and 2008, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2010 is as follows:

                                                        NONINDEXED
                                                        GUARANTEED        NONINDEXED
                                                        LESS THAN         GUARANTEED          NONGUARANTEED
                                                         OR EQUAL         MORE THAN              SEPARATE
                                        INDEXED           TO 4%               4%                 ACCOUNTS              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits
 for the year ended 2010
                                          $ --             $ --              $ --                 $1,066,846           $1,066,846
                                          ----             ----              ----             --------------       --------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                --               --                --                 57,145,012           57,145,012
  Amortized cost                            --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                     TOTAL RESERVES         --               --                --                 57,145,012           57,145,012
                                          ----             ----              ----             --------------       --------------
 By withdrawal characteristics:
  Subject to discretionary
   withdrawal                               --               --                --                         --                   --
  With FV                                   --               --                --                         --                   --
  At BV without FV adjustment and
   with surrender charge of 5% or
   more                                     --               --                --                         --                   --
  At fair value                             --               --                --                 57,039,179           57,039,179
  At BV without FV adjustment and
   with surrender charge of less
   than 5%                                  --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                           SUBTOTAL         --               --                --                 57,039,179           57,039,179
  Not subject to discretionary
   withdrawal                               --               --                --                    105,833              105,833
                                          ----             ----              ----             --------------       --------------
                              TOTAL       $ --             $ --              $ --                $57,145,012          $57,145,012
                                          ----             ----              ----             --------------       --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                           $1,066,846           $1,658,014           $3,572,439
Transfer from Separate Accounts                                         (7,208,445  )        (5,464,863  )        (5,260,541  )
                                                                    --------------  ---  --------------  ---  --------------
Net Transfer (from) to Separate Accounts                                (6,141,599  )        (3,806,849  )        (1,688,102  )
Internal Exchanges & Other Separate Account Activity                        (2,822  )              (672  )            16,421
                                                                    --------------  ---  --------------  ---  --------------
Transfer (from) to Separate Accounts on the Statement of
 Operations                                                            $(6,144,421  )       $(3,807,521  )       $(1,671,681  )
                                                                    --------------  ---  --------------  ---  --------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford Mutual Funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against Hartford Investment Financial Services, LLC in the United States District Court for the District of New Jersey on behalf of six additional Hartford Mutual Funds. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiff in the New Jersey action seeks recovery of lost earnings. HIFSCO disputes the allegations, has moved to dismiss the Delaware action, and intends to move to dismiss the New Jersey action.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $169, $(19) and $202 in 2010, 2009 and 2008 respectively, of which $34, $498 and $108 in 2010, 2009 and 2008 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $2,739 and $3,614 as of December 31, 2010 and 2009, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for space and equipment used by The Hartford's life insurance companies was $6,942, $9,705 and $6,142 in 2010, 2009 and 2008, respectively. Future minimum rental commitments are as follows:

2011                                                                 $5,779
2012                                                                  4,014
2013                                                                  2,921
2014                                                                  1,256
2015                                                                    186
Thereafter                                                               (4)
                                                                  ---------
Total                                                               $14,152
                                                                  ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $5,283 and $2,714 in 2010, 2009 and 2008, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the IRS as part of The Hartford's consolidated tax return. With few exceptions, the Company is no longer subject to income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, The Hartford's management is working with the IRS on a possible settlement of a dividends received deduction ("DRD") issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the Statement of Operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account DRD is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual curRent year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $88,631, $113,431 and $112,175 related to the Separate Account DRD in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(4,169), $15,720 and $6,960 in 2010, 2009 and 2008,
respectively.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit against its U.S. tax liability for foreign taxes paid by the Company including payments from its Separate Account assets. The Separate Account foreign tax credit is estimated for the curRent year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through by the mutual funds. The Company recorded benefits of $2,396, $11,125 and $11,244 related to Separate Account foreign tax credit in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (expenses) related to true-ups of prior years' tax returns of $(3,504), $1,541 and $2,772 in 2010, 2009 and 2008, respectively.

(E) FUNDING OBLIGATION

At December 31, 2010, the Company had outstanding commitments totaling $123,736 of which $6,661 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $117,075 of outstanding commitments is related to various private placement and mortgage loan commitments with a commitment period that expires in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferRed premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 Connecticut Audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company has recorded an adjustment to "Capital and Surplus" of $(7,208) representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571 in "Change in Nonadmitted assets" and $(21,779) in "Correction of prior year error". The change in calculation and accounting had an immaterial effect on the Company's net income for the years ending December 31, 2008, 2009 and in 2010 decreased net income by approximately $1,973. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2009 and 2010.

14.  SALE OF AFFILIATE

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000 which was net of capital gains tax withheld of $5,000. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44,000 after-tax.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704 for the sale of HICC and $20,043 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2010 and 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R Adoption                              266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2010 and 2009 Annual Statements, as filed:

                                                                                         CAPITAL AND
                                            COST OF                                        PAID IN             NET CASH FROM
                                          INVESTMENTS              NET CASH             SURPLUS, LESS          FINANCING AND
                                          ACQUIRED --                FROM                 TREASURY             MISCELLANEOUS
                                             STOCK                INVESTMENTS               STOCK                 SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
 Receipt of WRR                               (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)               486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010, through April 11, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(1)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (4)    (a) Guaranteed Minimum Withdrawal Benefit Plus Rider (Single Life)
                  (4)
       (4)    (b) Guaranteed Minimum Accumulation Benefit Rider (4)
       (4)    (c) Guaranteed Minimum Accumulation Benefit Plus Rider (4)
       (4)    (d) Guaranteed Minimum Withdrawal Benefit Rider (Joint Life/
                  Spousal) (4)
       (4)    (e) Guaranteed Minimum Withdrawal Benefit Plus Rider (Joint Life/
                  Spousal) (4)
       (4)    (f) Guaranteed Minimum Withdrawal Benefit Rider (Single Life) (4)
       (4)    (g) Return Of Premium Death Benefit Rider Iii (4)
       (4)    (h) Maximum Anniversary Value Death Benefit Rider Iii (4)
       (4)    (I) Personal Pension Account Annuity Rider Endorsement (4)
       (5)    Form of Application.(5)
       (6)    (a) Certificate of Incorporation of Hartford.(6)
       (6)    (b) Bylaws of Hartford.(3)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    (a) Form of Fund Participation Agreement.(1)
              (b) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(7)
              (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
       (10)   (b) Independent Auditors' Consent.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial Registration Statement File No. 333-148565 dated January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136548 filed on August 14, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-168986, filed on April 15, 2011.

(5) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547 filed on August 14, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545 filed on May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-148565 filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman                  Senior Vice President
Jared A. Collins                    Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Robert E. Primmer                   Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary, Assistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Mark M. Socha                       Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principle business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-168986 filed April 15, 2011.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2011, there were 247,435 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena (1)                Executive Vice President/Business Line Principal and Director
Diana Benken (1)                Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)          Vice President
Jared A. Collins (2)            Vice President
Christopher S. Conner (3)       AML Compliance Officer and Chief Compliance Officer
James Davey (1)                 Director
Vernon Meyer (1)                Senior Vice President
Robert W. Paiano (4)            Treasurer
Sharon A. Ritchey (1)           President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)              Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)           Vice President/Marketing
Diane E. Tatelman (1)           Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of April, 2011.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       David N. Levenson                           Richard J. Wirth
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson
       President, Chief Executive Officer,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Chief Financial Officer,
 Executive Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                    *By:   /s/ Richard J. Wirth
                                                                     -----------------------------------
David N. Levenson, Chief Executive Officer,                          Richard J. Wirth
 President, Chairman of the Board, Director*                         Attorney-in-Fact
Gregory McGreevey, Executive Vice President,
 Chief Investment Officer, Director*                          Date:  April 15, 2011

333-168989

                                 EXHIBIT INDEX

    (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel
   (10)  (a) Consent of Deloitte & Touche LLP.
   (10)  (b) Independent Auditors' Consent.
   (99)  Power of Attorney